PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	550,708	$5,198,687
Pacific Funds Floating Rate Income ‘P’	1,031,771	9,440,709
Pacific Funds High Income ‘P’	1,014,805	8,869,396
PF Inflation Managed Fund ‘P’	1,096,166	9,207,794
PF Managed Bond Fund ‘P’	7,633,295	67,096,665
PF Short Duration Bond Fund ‘P’	3,274,642	30,617,900
PF Emerging Markets Debt Fund ‘P’	667,911	4,254,591
PF Growth Fund ‘P’	84,924	947,748
PF Large-Cap Value Fund ‘P’	575,343	6,311,508
PF Small-Cap Value Fund ‘P’	93,612	565,415
PF Emerging Markets Fund ‘P’	199,693	1,645,472
PF International Small-Cap Fund ‘P’	106,883	754,594
PF International Value Fund ‘P’	109,626	879,204
PF Multi-Asset Fund ‘P’	3,182,119	24,725,068
PF Real Estate Fund ‘P’	168,374	2,148,455

Total Affiliated Mutual Funds (Cost $187,517,755)		172,663,206

TOTAL INVESTMENTS - 100.1% (Cost $187,517,755)		172,663,206

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(111,388)

NET ASSETS - 100.0%		$172,551,818

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$172,663,206	$172,663,206	$—	$—

	Total Assets	172,663,206	172,663,206	—	—

Liabilities	Due to Custodian	(1,130)	—	(1,130)	—

	Total Liabilities	(1,130)	—	(1,130)	—

	Total	$172,662,076	$172,663,206	($1,130)	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 135 and 136

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION  MODERATE-CONSERVATIVE

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	696,908	$6,578,814
Pacific Funds Floating Rate Income ‘P’	995,246	9,106,499
Pacific Funds High Income ‘P’	1,250,415	10,928,627
PF Inflation Managed Fund ‘P’	810,894	6,811,512
PF Managed Bond Fund ‘P’	9,091,385	79,913,276
PF Short Duration Bond Fund ‘P’	2,879,914	26,927,199
PF Emerging Markets Debt Fund ‘P’	945,883	6,025,273
PF Growth Fund ‘P’	280,756	3,133,239
PF Large-Cap Value Fund ‘P’	1,184,633	12,995,428
PF Small-Cap Value Fund ‘P’	330,267	1,994,814
PF Emerging Markets Fund ‘P’	408,172	3,363,339
PF International Growth Fund ‘P’	107,185	629,174
PF International Small-Cap Fund ‘P’	145,943	1,030,361
PF International Value Fund ‘P’	398,326	3,194,577
PF Multi-Asset Fund ‘P’	7,385,169	57,382,767
PF Real Estate Fund ‘P’	227,847	2,907,327

Total Affiliated Mutual Funds (Cost $257,196,291)		232,922,226

TOTAL INVESTMENTS - 100.1% (Cost $257,196,291)		232,922,226

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(164,509)

NET ASSETS - 100.0%		$232,757,717

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$232,922,226	$232,922,226	$—	$—

	Total Assets	232,922,226	232,922,226	—	—

Liabilities	Due to Custodian	(1,091)	—	(1,091)	—

	Total Liabilities	(1,091)	—	(1,091)	—

	Total	$232,921,135	$232,922,226	($1,091)	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	1,390,902	$13,130,118
Pacific Funds Floating Rate Income ‘P’	2,754,284	25,201,698
Pacific Funds High Income ‘P’	2,758,125	24,106,016
PF Inflation Managed Fund ‘P’	1,778,220	14,937,047
PF Managed Bond Fund ‘P’	18,524,547	162,830,765
PF Short Duration Bond Fund ‘P’	8,974,384	83,910,493
PF Emerging Markets Debt Fund ‘P’	1,865,982	11,886,306
PF Growth Fund ‘P’	2,866,791	31,993,393
PF Large-Cap Value Fund ‘P’	6,055,675	66,430,756
PF Small-Cap Growth Fund ‘P’ *	203,573	2,723,812
PF Small-Cap Value Fund ‘P’	1,596,669	9,643,881
PF Emerging Markets Fund ‘P’	1,360,438	11,210,011
PF International Growth Fund ‘P’	702,178	4,121,785
PF International Small-Cap Fund ‘P’	487,598	3,442,445
PF International Value Fund ‘P’	2,145,213	17,204,611
PF Multi-Asset Fund ‘P’	34,430,895	267,528,052
PF Real Estate Fund ‘P’	1,006,094	12,837,758

Total Affiliated Mutual Funds (Cost $831,969,241)		763,138,947

TOTAL INVESTMENTS - 100.1% (Cost $831,969,241)		763,138,947

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(577,158)

NET ASSETS - 100.0%		$762,561,789

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$763,138,947	$763,138,947	$—	$—

	Total Assets	763,138,947	763,138,947	—	—

Liabilities	Due to Custodian	(3,021)	—	(3,021)	—

	Total Liabilities	(3,021)	—	(3,021)	—

	Total	$763,135,926	$763,138,947	($3,021)	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 135 and 136

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	597,509	$5,640,485
Pacific Funds Floating Rate Income ‘P’	1,953,719	17,876,533
Pacific Funds High Income ‘P’	1,615,070	14,115,709
PF Inflation Managed Fund ‘P’	382,830	3,215,776
PF Managed Bond Fund ‘P’	8,529,111	74,970,889
PF Short Duration Bond Fund ‘P’	5,430,065	50,771,107
PF Emerging Markets Debt Fund ‘P’	1,070,211	6,817,243
PF Growth Fund ‘P’	1,477,226	16,485,840
PF Large-Cap Value Fund ‘P’	5,058,345	55,490,042
PF Small-Cap Growth Fund ‘P’ *	626,821	8,386,861
PF Small-Cap Value Fund ‘P’	1,926,030	11,633,223
PF Emerging Markets Fund ‘P’	1,956,159	16,118,753
PF International Growth Fund ‘P’	1,133,515	6,653,731
PF International Small-Cap Fund ‘P’	902,923	6,374,639
PF International Value Fund ‘P’	2,728,785	21,884,854
PF Multi-Asset Fund ‘P’	41,796,772	324,760,916
PF Real Estate Fund ‘P’	1,088,190	13,885,304

Total Affiliated Mutual Funds (Cost $722,661,191)		655,081,905

TOTAL INVESTMENTS - 100.1% (Cost $722,661,191)		655,081,905

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(566,402)

NET ASSETS - 100.0%		$654,515,503

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$655,081,905	$655,081,905	$—	$—

	Total Assets	655,081,905	655,081,905	—	—

Liabilities	Due to Custodian	(2,141)	—	(2,141)	—

	Total Liabilities	(2,141)	—	(2,141)	—

	Total	$655,079,764	$655,081,905	($2,141)	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 135 and 136

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Floating Rate Income ‘P’	450,764	$4,124,493
Pacific Funds High Income ‘P’	167,993	1,468,259
PF Managed Bond Fund ‘P’	869,497	7,642,882
PF Short Duration Bond Fund ‘P’	1,169,931	10,938,852
PF Emerging Markets Debt Fund ‘P’	213,439	1,359,603
PF Growth Fund ‘P’	1,510,842	16,860,991
PF Large-Cap Value Fund ‘P’	2,231,071	24,474,846
PF Small-Cap Growth Fund ‘P’ *	614,076	8,216,342
PF Small-Cap Value Fund ‘P’	2,020,695	12,205,001
PF Emerging Markets Fund ‘P’	1,106,931	9,121,114
PF International Growth Fund ‘P’	1,253,152	7,356,004
PF International Small-Cap Fund ‘P’	731,425	5,163,858
PF International Value Fund ‘P’	909,079	7,290,811
PF Multi-Asset Fund ‘P’	17,265,530	134,153,167
PF Real Estate Fund ‘P’	534,908	6,825,427

Total Affiliated Mutual Funds (Cost $292,511,921)		257,201,650

TOTAL INVESTMENTS - 100.1% (Cost $292,511,921)		257,201,650

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(152,286)

NET ASSETS - 100.0%		$257,049,364

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$257,201,650	$257,201,650	$—	$—

	Total Assets	257,201,650	257,201,650	—	—

Liabilities	Due to Custodian	(494)	—	(494)	—

	Total Liabilities	(494)	—	(494)	—

	Total	$257,201,156	$257,201,650	($494)	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDSSM ULTRA SHORT INCOME

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 45.9%

Basic Materials - 2.6%

Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$200,000	$193,644
Celanese US Holdings LLC 5.900% due 07/05/24	500,000	500,135
Glencore Funding LLC (Australia) 4.125% due 05/30/23 ~	247,000	245,741
Nucor Corp 3.950% due 05/23/25	200,000	195,858
Nutrien Ltd (Canada) 5.900% due 11/07/24	250,000	253,325

		1,388,703

Communications - 3.0%

Charter Communications Operating LLC 6.090% (USD LIBOR + 1.650%) due 02/01/24 §	300,000	301,428
Comcast Corp 5.445% (USD LIBOR + 0.630%) due 04/15/24 §	200,000	200,624
Cox Communications Inc 2.950% due 06/30/23 ~	200,000	197,376
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	510,188	504,416
Verizon Communications Inc 5.706% (USD LIBOR + 1.100%) due 05/15/25 §	400,000	403,383

		1,607,227

Consumer, Cyclical - 2.0%

7-Eleven Inc 0.625% due 02/10/23 ~	350,000	348,221
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	72,771	62,974
4.625% due 12/20/25 ~	46,429	45,103
Daimler Trucks Finance North America LLC (Germany) 5.333% (SOFR + 1.000%) due 04/05/24 ~ §	500,000	498,291
Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	100,000	97,528

		1,052,117

Consumer, Non-Cyclical - 3.2%

Bayer US Finance II LLC (Germany) 5.779% (USD LIBOR + 1.010%) due 12/15/23 ~ §	250,000	249,494
Cigna Corp 3.750% due 07/15/23	300,000	298,085
Coca-Cola Europacific Partners PLC (United Kingdom) 0.500% due 05/05/23 ~	500,000	491,921
Element Fleet Management Corp (Canada) 1.600% due 04/06/24 ~	200,000	189,569
GE HealthCare Technologies Inc 5.550% due 11/15/24 ~	150,000	150,650
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	300,000	294,907

		1,674,626

	Principal Amount	Value
Energy - 4.1%

Enbridge Inc (Canada) 4.789% (SOFR + 0.630%) due 02/16/24 §	$250,000	$248,735
Energy Transfer LP
3.450% due 01/15/23	200,000	199,836
4.250% due 03/15/23	200,000	199,527
4.500% due 11/01/23	500,000	496,509
Enterprise Products Operating LLC 3.900% due 02/15/24	200,000	197,015
Kinder Morgan Energy Partners LP 3.450% due 02/15/23	266,000	265,438
Kinder Morgan Inc 5.359% (USD LIBOR + 1.280%) due 01/15/23 §	100,000	99,998
MPLX LP 4.500% due 07/15/23	250,000	249,043
The Williams Cos Inc 4.500% due 11/15/23	200,000	198,594

		2,154,695

Financial - 20.5%

AerCap Ireland Capital DAC (Ireland) 1.150% due 10/29/23	350,000	336,877
Air Lease Corp 3.000% due 09/15/23	300,000	294,995
American Express Co 3.950% due 08/01/25	450,000	441,282
Bank of America Corp
4.642% (SOFR + 0.690%) due 04/22/25 §	500,000	493,826
5.555% (USD LIBOR + 0.790%) due 03/05/24 §	250,000	249,883
Citigroup Inc
5.610% due 09/29/26	50,000	50,266
5.750% (USD LIBOR + 1.100%) due 05/17/24 §	400,000	400,653
5.858% (SOFR + 1.528%) due 03/17/26 §	250,000	250,726
JPMorgan Chase & Co
5.124% (SOFR + 0.920%) due 02/24/26 §	850,000	836,431
5.215% (USD LIBOR + 0.890%) due 07/23/24 §	150,000	150,247
Mid-America Apartments LP REIT 4.300% due 10/15/23	472,000	469,378
Mitsubishi UFJ Financial Group Inc (Japan)
3.455% due 03/02/23	950,000	948,038
5.187% (USD LIBOR + 0.860%) due 07/26/23 §	365,000	365,654
5.660% (SOFR + 1.385%) due 09/12/25 §	500,000	500,095
Morgan Stanley 4.602% (SOFR + 0.466%) due 11/10/23 §	250,000	249,337
5.770% (USD LIBOR + 1.220%) due 05/08/24 §	500,000	500,931

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	$150,000	$149,758
Royal Bank of Canada (Canada)
3.970% due 07/26/24	300,000	295,821
5.660% due 10/25/24	500,000	506,084
Skandinaviska Enskilda Banken AB (Sweden) 5.081% (USD LIBOR + 0.320%) due 09/01/23 ~ §	500,000	499,309
Sumitomo Mitsui Financial Group Inc (Japan)
2.696% due 07/16/24	300,000	287,875
3.936% due 10/16/23	200,000	197,832
5.087% (USD LIBOR + 0.860%) due 07/19/23 §	132,000	132,090
Svenska Handelsbanken AB (Sweden) 5.196% (SOFR + 0.910%) due 06/10/25 ~ §	250,000	248,326
The Goldman Sachs Group Inc
4.600% (SOFR + 0.700%) due 01/24/25 §	500,000	492,728
6.334% (USD LIBOR + 1.600%) due 11/29/23 §	500,000	503,888
The Toronto-Dominion Bank (Canada)
3.766% due 06/06/25	300,000	291,413
4.285% due 09/13/24	250,000	247,236
UBS AG (Switzerland) 4.478% (SOFR + 0.360%) due 02/09/24 ~ §	500,000	497,731

		10,888,710

Industrial - 2.8%

Carlisle Cos Inc 0.550% due 09/01/23	300,000	290,360
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	200,000	185,982
Graphic Packaging International LLC 0.821% due 04/15/24 ~	400,000	374,556
Parker-Hannifin Corp 3.650% due 06/15/24	200,000	195,803
Penske Truck Leasing Co LP
2.700% due 03/14/23 ~	200,000	198,951
4.125% due 08/01/23 ~	250,000	248,653

		1,494,305

Technology - 2.4%

Infor Inc 1.450% due 07/15/23 ~	325,000	317,464
International Business Machines Corp 4.000% due 07/27/25	350,000	344,666
Leidos Inc 2.950% due 05/15/23	143,000	141,871
Microchip Technology Inc
2.670% due 09/01/23	93,000	91,290
4.333% due 06/01/23	200,000	199,180
NXP BV (China) 4.875% due 03/01/24	200,000	198,561

		1,293,032

	Principal Amount	Value
Utilities - 5.3%

Alliant Energy Finance LLC 3.750% due 06/15/23 ~	$300,000	$297,979
American Electric Power Co Inc 4.920% (USD LIBOR + 0.480%) due 11/01/23 §	250,000	248,876
CenterPoint Energy Resources Corp 5.279% (USD LIBOR + 0.500%) due 03/02/23 §	172,000	171,919
DTE Energy Co 4.220% due 11/01/24	150,000	147,550
Duke Energy Progress LLC 3.375% due 09/01/23	135,000	133,574
Emera US Finance LP (Canada) 0.833% due 06/15/24	150,000	140,069
Eversource Energy 4.200% due 06/27/24	150,000	148,349
OGE Energy Corp 0.703% due 05/26/23	200,000	196,486
PPL Electric Utilities Corp 4.661% (SOFR + 0.330%) due 06/24/24 §	250,000	246,196
Southern California Edison Co
0.700% due 08/01/23	350,000	341,030
5.162% (SOFR + 0.830%) due 04/01/24 §	200,000	198,628
Tampa Electric Co 3.875% due 07/12/24	150,000	147,140
Vistra Operations Co LLC 4.875% due 05/13/24 ~	300,000	294,330
WEC Energy Group Inc 5.000% due 09/27/25	100,000	100,082

		2,812,208

Total Corporate Bonds & Notes (Cost $24,590,728)		24,365,623

SENIOR LOAN NOTES - 3.7%

Basic Materials - 0.5%

Asplundh Tree Expert LLC Term B 6.134% (USD LIBOR + 1.750%) due 09/04/27 §	244,375	243,586

Communications - 0.9%

Charter Communications Operating LLC Term B-2 6.140% (USD LIBOR + 1.750%) due 02/01/27 §	487,406	476,781

Consumer, Cyclical - 0.9%

Hilton Worldwide Finance LLC Term B-2 6.173% (USD LIBOR + 1.750%) due 06/21/26 §	250,000	249,485
SeaWorld Parks & Entertainment Inc Term B 7.438% (USD LIBOR + 3.000%) due 08/25/28 §	246,875	243,146

		492,631

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 0.9%

United Rentals North America Inc Term B 6.134% (USD LIBOR + 1.750%) due 10/31/25 §	$487,277	$488,090

Financial - 0.3%

Avolon (US) LLC Term B-3 (Ireland) 6.103% (USD LIBOR + 1.750%) due 01/15/25 §	138,642	138,280

Industrial - 0.2%

GFL Environmental Inc Term B (Canada) 7.415% (USD LIBOR + 3.000%) due 05/31/25 §	123,725	123,879

Total Senior Loan Notes (Cost $1,966,947)		1,963,247

ASSET-BACKED SECURITIES - 22.0%

Ally Auto Receivables Trust 5.290% due 06/16/25	550,000	550,878
AmeriCredit Automobile Receivables Trust
0.760% due 12/18/25	300,000	289,482
1.480% due 01/21/25	159,028	157,940
2.050% due 01/20/26	114,701	113,355
4.200% due 12/18/25	154,078	153,089
CIFC Funding 2012-II-R Ltd (Cayman) 5.043% (USD LIBOR + 0.800%) due 01/20/28 ~ §	284,787	282,468
Citibank Credit Card Issuance Trust 3.720% due 09/08/25	175,000	173,361
Ford Credit Auto Owner Trust
0.410% due 07/15/25	245,691	239,788
4.520% due 04/15/25	300,000	299,018
5.370% due 08/15/25	150,000	150,371
Greenwood Park CLO Ltd (Cayman)
5.089% (USD LIBOR + 1.010%) due 04/15/31 ~ §	250,000	245,599
5.109% (USD LIBOR + 1.030%) due 04/15/31 ~ §	250,000	244,511
Hilton Grand Vacations Trust 2.740% due 02/25/39 ~	44,800	42,141
Magnetite Ltd (Cayman)
4.879% (USD LIBOR + 0.800%) due 01/15/28 ~ §	228,104	225,029
4.994% (USD LIBOR + 0.800%) due 01/18/28 ~ §	706,991	703,349
5.059% (USD LIBOR + 0.980%) due 04/15/31 ~ §	495,032	486,811
5.486% (USD LIBOR + 0.880%) due 11/15/28 ~ §	482,379	477,611
5.558% (USD LIBOR + 1.200%) due 01/25/32 ~ §	250,000	247,266
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~	92,378	79,951
1.060% due 10/15/69 ~	161,763	137,672
1.220% due 07/15/69 ~	152,046	135,081

	Principal Amount	Value
1.310% due 01/15/69 ~	$95,531	$85,807
1.690% due 05/15/69 ~	99,026	89,164
3.190% due 02/18/42 ~	45,334	45,003
Navient Student Loan Trust
1.320% due 08/26/69 ~	107,558	90,245
4.989% (USD LIBOR + 0.600%) due 12/26/69 ~ §	112,539	107,763
Nelnet Student Loan Trust 5.043% (USD LIBOR + 0.690%) due 04/20/62 ~ §	186,523	183,389
Neuberger Berman Loan Advisers CLO 26 Ltd (Cayman) 5.114% (USD LIBOR + 0.920%) due 10/18/30 ~ §	450,000	442,820
Neuberger Berman Loan Advisers CLO 37 Ltd (Cayman) 5.213% (USD LIBOR + 0.970%) due 07/20/31 ~ §	300,000	294,029
OCP CLO Ltd (Cayman) 5.039% (USD LIBOR + 0.960%) due 07/15/30 ~ §	250,000	246,959
Palmer Square CLO Ltd (Cayman) 5.179% (USD LIBOR + 1.100%) due 07/16/31 ~ §	250,000	246,506
Palmer Square Loan Funding Ltd (Cayman)
4.879% (USD LIBOR + 0.800%) due 10/15/29 ~ §	210,782	208,111
4.914% (SOFR + 1.050%) due 04/15/30 ~ §	459,622	452,871
5.143% (USD LIBOR + 0.900%) due 04/20/29 ~ §	426,326	421,326
5.475% (USD LIBOR + 0.800%) due 02/20/28 ~ §	342,222	339,947
5.475% (USD LIBOR + 0.800%) due 05/20/29 ~ §	202,246	199,783
Santander Drive Auto Receivables Trust
0.590% due 09/15/25	69,247	69,056
2.760% due 03/17/25	251,229	250,195
3.980% due 01/15/25	400,000	398,023
4.370% due 05/15/25	350,000	348,443
5.810% due 01/15/26	250,000	250,516
SMB Private Education Loan Trust
2.340% due 09/15/34 ~	136,741	130,278
2.430% due 02/17/32 ~	42,893	41,007
2.700% due 05/15/31 ~	90,481	86,677
Stratus CLO Ltd (Cayman) 5.043% (USD LIBOR + 0.800%) due 12/29/29 ~ §	223,991	221,260
Toyota Auto Receivables Owner Trust
3.830% due 08/15/25	400,000	396,294
5.270% due 01/15/26	150,000	150,289
Voya CLO Ltd (Cayman)
5.094% (USD LIBOR + 0.900%) due 01/18/29 ~ §	165,171	163,467
5.209% (USD LIBOR + 1.130%) due 10/15/30 ~ §	250,000	247,066

Total Asset-Backed Securities (Cost $11,820,508)		11,641,065

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 19.8%

U.S. Treasury Notes - 19.8%

0.125% due 06/30/23	$1,000,000	$977,836
0.125% due 07/15/23	1,000,000	975,728
0.125% due 08/15/23	1,500,000	1,458,501
0.125% due 09/15/23	750,000	726,499
0.250% due 04/15/23	1,500,000	1,482,560
0.250% due 06/15/23	1,000,000	980,647
0.375% due 08/15/24	500,000	467,188
0.500% due 03/15/23	1,000,000	992,392
0.750% due 12/31/23	1,500,000	1,441,966
1.500% due 01/15/23	1,000,000	999,266

Total U.S. Treasury Obligations (Cost $10,512,578)		10,502,583

	Shares
SHORT-TERM INVESTMENT - 11.5%

Money Market Fund - 11.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	6,103,212	6,103,212

Total Short-Term Investment (Cost $6,103,212)		6,103,212

TOTAL INVESTMENTS - 102.9% (Cost $54,993,973)		54,575,730

OTHER ASSETS & LIABILITIES, NET - (2.9%)		(1,528,021)

NET ASSETS - 100.0%		$53,047,709

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$24,365,623	$—	$24,365,623	$—
	Senior Loan Notes	1,963,247	—	1,963,247	—
	Asset-Backed Securities	11,641,065	—	11,641,065	—
	U.S. Treasury Obligations	10,502,583	—	10,502,583	—
	Short-Term Investment	6,103,212	6,103,212	—	—

	Total Assets	54,575,730	6,103,212	48,472,518	—

Liabilities	Due to Custodian	(81,784)	—	(81,784)	—

	Total Liabilities	(81,784)	—	(81,784)	—

	Total	$54,493,946	$6,103,212	$48,390,734	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 53.6%

Basic Materials - 1.1%

Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$2,000,000	$1,936,441
Glencore Funding LLC (Australia)
4.125% due 03/12/24 ~	2,500,000	2,461,086
4.625% due 04/29/24 ~	3,830,000	3,781,733
Nutrien Ltd (Canada) 5.900% due 11/07/24	2,850,000	2,887,902

		11,067,162

Communications - 1.5%

Charter Communications Operating LLC 4.500% due 02/01/24	5,000,000	4,943,092
Comcast Corp 5.250% due 11/07/25	1,500,000	1,521,317
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	7,026,750	6,947,256
T-Mobile USA Inc
2.250% due 02/15/26	1,675,000	1,526,781
2.625% due 04/15/26	100,000	91,828

		15,030,274

Consumer, Cyclical - 5.9%

American Airlines Pass-Through Trust ‘A’ 4.000% due 01/15/27	698,376	606,652
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	2,474,226	2,141,099
4.625% due 12/20/25 ~	1,272,154	1,235,822
Brunswick Corp 0.850% due 08/18/24	1,950,000	1,802,770
Daimler Trucks Finance North America LLC (Germany) 1.125% due 12/14/23 ~	2,000,000	1,922,117
Delta Air Lines Inc 4.500% due 10/20/25 ~	6,000,000	5,856,750
Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	4,500,000	4,388,765
DR Horton Inc 2.500% due 10/15/24	4,500,000	4,288,044
Ford Motor Credit Co LLC
2.300% due 02/10/25	2,500,000	2,286,450
2.700% due 08/10/26	1,775,000	1,543,629
3.375% due 11/13/25	4,200,000	3,804,288
General Motors Financial Co Inc 1.700% due 08/18/23	900,000	879,576
Genting New York LLC 3.300% due 02/15/26 ~	1,800,000	1,574,859
Hyundai Capital America 1.000% due 09/17/24 ~	3,750,000	3,467,036
Hyundai Capital Services Inc (South Korea) 2.125% due 04/24/25 ~	3,000,000	2,745,749
Kia Corp (South Korea) 2.375% due 02/14/25 ~	2,000,000	1,857,320
Las Vegas Sands Corp 3.200% due 08/08/24	3,000,000	2,837,367
Lennar Corp 4.500% due 04/30/24	5,000,000	4,935,761

	Principal Amount	Value
Lowe’s Cos Inc 4.400% due 09/08/25	$2,450,000	$2,415,932
MGM Resorts International 6.000% due 03/15/23	2,800,000	2,795,744
Nordstrom Inc 2.300% due 04/08/24	2,300,000	2,159,274
United Airlines Pass-Through Trust ‘B’ 3.650% due 07/07/27	460,938	417,688
US Airways Pass-Through Trust ‘A’ 3.950% due 05/15/27	443,831	403,774
Warnermedia Holdings Inc 3.638% due 03/15/25 ~	3,550,000	3,378,833

		59,745,299

Consumer, Non-Cyclical - 4.3%

Block Inc 2.750% due 06/01/26	750,000	670,965
Cargill Inc 4.875% due 10/10/25 ~	1,650,000	1,645,145
Cintas Corp No 2 3.450% due 05/01/25	2,400,000	2,324,188
Element Fleet Management Corp (Canada) 1.600% due 04/06/24 ~	7,300,000	6,919,258
Elevance Health Inc 5.350% due 10/15/25	1,600,000	1,619,391
General Mills Inc 5.241% due 11/18/25	1,500,000	1,504,265
Global Payments Inc 1.500% due 11/15/24	4,500,000	4,180,423
GSK Consumer Healthcare Capital UK PLC 3.125% due 03/24/25	4,750,000	4,521,197
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	3,000,000	2,741,940
McKesson Corp 1.300% due 08/15/26	1,500,000	1,321,050
Mondelez International Holdings Netherlands BV 4.250% due 09/15/25 ~	2,450,000	2,417,875
Philip Morris International Inc 5.125% due 11/15/24	4,000,000	4,008,233
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	5,600,000	5,254,226
UnitedHealth Group Inc 5.150% due 10/15/25	3,900,000	3,948,712
Zoetis Inc 5.400% due 11/14/25	900,000	918,962

		43,995,830

Energy - 1.6%

Energy Transfer LP
4.750% due 01/15/26	1,500,000	1,462,722
5.550% due 02/15/28	3,500,000	3,476,305
Kinder Morgan Inc 5.625% due 11/15/23 ~	2,355,000	2,356,944
MPLX LP
4.500% due 07/15/23	1,000,000	996,171
4.875% due 12/01/24	8,020,000	7,960,398

		16,252,540

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Financial - 28.1%

AerCap Ireland Capital DAC (Ireland)
1.650% due 10/29/24	$4,900,000	$4,523,056
1.750% due 01/30/26	1,250,000	1,101,064
4.500% due 09/15/23	5,000,000	4,968,562
Air Lease Corp
3.000% due 09/15/23	2,432,000	2,391,427
3.375% due 07/01/25	1,200,000	1,136,095
5.850% due 12/15/27	3,350,000	3,352,125
American Express Co
2.250% due 03/04/25	1,000,000	944,690
3.950% due 08/01/25	4,650,000	4,559,913
ANZ New Zealand Int’l Ltd (New Zealand) 2.166% due 02/18/25 ~	1,650,000	1,549,353
Australia & New Zealand Banking Group Ltd (Australia) 5.088% due 12/08/25	3,900,000	3,920,059
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	4,550,000	3,920,877
4.250% due 04/15/26 ~	2,650,000	2,405,347
Banco Santander SA (Spain) 2.746% due 05/28/25	3,000,000	2,810,338
Bank of America Corp
0.976% due 04/22/25	7,500,000	7,035,354
1.843% due 02/04/25	13,950,000	13,380,713
3.384% due 04/02/26	8,000,000	7,647,079
3.841% due 04/25/25	3,500,000	3,418,928
BOC Aviation Ltd (Singapore) 2.750% due 12/02/23	5,000,000	4,883,376
Citigroup Inc
0.776% due 10/30/24	1,400,000	1,341,871
2.014% due 01/25/26	5,650,000	5,240,543
4.140% due 05/24/25	3,750,000	3,679,430
5.610% due 09/29/26	1,000,000	1,005,329
5.784% (USD LIBOR + 1.023%) due 06/01/24 §	4,000,000	4,006,012
Corebridge Financial Inc 3.500% due 04/04/25 ~	1,700,000	1,631,194
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	3,500,000	3,419,296
GLP Capital LP REIT 3.350% due 09/01/24	4,425,000	4,248,265
HSBC Holdings PLC (United Kingdom)
0.732% due 08/17/24	4,050,000	3,903,623
0.976% due 05/24/25	2,500,000	2,315,999
1.162% due 11/22/24	4,000,000	3,811,200
4.180% due 12/09/25	3,000,000	2,915,756
JPMorgan Chase & Co
0.824% due 06/01/25	1,500,000	1,399,021
0.969% due 06/23/25	3,200,000	2,984,714
2.301% due 10/15/25	4,250,000	4,007,856
2.595% due 02/24/26	1,500,000	1,411,440
3.300% due 04/01/26	1,500,000	1,423,696
4.080% due 04/26/26	4,000,000	3,887,212
5.055% (USD LIBOR + 0.730%) due 04/23/24 §	700,000	700,200
Lloyds Banking Group PLC (United Kingdom) 4.716% due 08/11/26	1,700,000	1,665,013
MassMutual Global Funding II 4.150% due 08/26/25 ~	3,350,000	3,280,374

	Principal Amount	Value
Metropolitan Life Global Funding I
2.800% due 03/21/25 ~	$3,000,000	$2,878,744
4.050% due 08/25/25 ~	7,000,000	6,850,936
Mitsubishi UFJ Financial Group Inc (Japan)
0.953% due 07/19/25	6,000,000	5,578,477
3.837% due 04/17/26	1,000,000	963,973
4.788% due 07/18/25	5,000,000	4,953,191
5.063% due 09/12/25	3,000,000	2,980,599
Mizuho Financial Group Inc (Japan) 1.241% due 07/10/24	5,000,000	4,879,824
Morgan Stanley
0.731% due 04/05/24	2,000,000	1,971,522
0.790% due 05/30/25	8,400,000	7,813,871
3.875% due 04/29/24	1,000,000	984,987
4.679% due 07/17/26	1,200,000	1,180,589
6.138% due 10/16/26	1,500,000	1,533,628
Nomura Holdings Inc (Japan) 5.099% due 07/03/25	3,500,000	3,464,819
Office Properties Income Trust REIT 2.650% due 06/15/26	4,000,000	3,104,048
OneMain Finance Corp 6.125% due 03/15/24	5,200,000	5,041,400
Pricoa Global Funding I 4.200% due 08/28/25 ~	2,000,000	1,961,943
Protective Life Global Funding 3.218% due 03/28/25 ~	2,500,000	2,384,346
Reliance Standard Life Global Funding II 2.500% due 10/30/24 ~	2,000,000	1,892,442
Royal Bank of Canada (Canada)
3.970% due 07/26/24	3,350,000	3,303,334
5.660% due 10/25/24	6,500,000	6,579,096
Santander Holdings USA Inc 4.260% due 06/09/25	500,000	485,627
Standard Chartered PLC (United Kingdom)
0.991% due 01/12/25 ~	3,000,000	2,835,502
3.885% due 03/15/24 ~	1,500,000	1,492,893
State Street Corp 5.751% due 11/04/26	2,350,000	2,408,118
Sumitomo Mitsui Financial Group Inc (Japan)
1.402% due 09/17/26	3,000,000	2,616,296
1.474% due 07/08/25	4,000,000	3,648,337
2.348% due 01/15/25	2,500,000	2,367,426
2.448% due 09/27/24	600,000	570,726
Sumitomo Mitsui Trust Bank Ltd (Japan) 0.800% due 09/16/24 ~	3,850,000	3,558,737
The Bank of New York Mellon Corp 4.414% due 07/24/26	1,900,000	1,872,899
The Goldman Sachs Group Inc
0.657% due 09/10/24	7,250,000	6,976,700
1.757% due 01/24/25	12,050,000	11,538,617
3.272% due 09/29/25	3,000,000	2,892,885
3.500% due 04/01/25	3,246,000	3,124,254
3.625% due 02/20/24	500,000	491,570
4.600% (SOFR + 0.700%) due 01/24/25 §	3,000,000	2,956,367
The Toronto-Dominion Bank (Canada)
3.766% due 06/06/25	850,000	825,670
4.285% due 09/13/24	3,500,000	3,461,297
Truist Financial Corp 4.260% due 07/28/26	7,000,000	6,884,784

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value

UBS AG (Switzerland) 0.700% due 08/09/24 ~	$5,000,000	$4,662,144
UBS Group AG (Switzerland) 4.488% due 05/12/26 ~	3,750,000	3,668,487
US Bancorp 5.727% due 10/21/26	5,350,000	5,454,857
VICI Properties LP REIT
3.500% due 02/15/25 ~	6,050,000	5,713,983
4.375% due 05/15/25	1,350,000	1,313,048
4.750% due 02/15/28	1,350,000	1,283,226

		285,632,619

Industrial - 3.5%

Amcor Flexibles North America Inc 4.000% due 05/17/25	4,800,000	4,676,857
Canadian Pacific Railway Co (Canada) 1.350% due 12/02/24	1,200,000	1,119,384
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	2,300,000	2,138,789
Flex Ltd 6.000% due 01/15/28	2,000,000	1,999,236
Graphic Packaging International LLC 0.821% due 04/15/24 ~	5,457,000	5,109,881
Penske Truck Leasing Co LP
2.700% due 11/01/24 ~	4,750,000	4,480,724
3.450% due 07/01/24 ~	2,300,000	2,222,325
4.125% due 08/01/23 ~	2,000,000	1,989,219
4.400% due 07/01/27 ~	2,300,000	2,186,156
Ryder System Inc 3.350% due 09/01/25	1,600,000	1,520,562
Silgan Holdings Inc 1.400% due 04/01/26 ~	2,950,000	2,606,007
TD SYNNEX Corp 1.250% due 08/09/24	4,800,000	4,460,817
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	1,500,000	1,334,400

		35,844,357

Technology - 2.1%

DXC Technology Co 1.800% due 09/15/26	1,800,000	1,569,825
Infor Inc 1.450% due 07/15/23 ~	3,000,000	2,930,433
Microchip Technology Inc
0.972% due 02/15/24	8,250,000	7,837,963
0.983% due 09/01/24	3,750,000	3,474,676
NXP BV (China) 2.700% due 05/01/25	3,300,000	3,109,376
Oracle Corp 5.800% due 11/10/25	2,400,000	2,456,397

		21,378,670

Utilities - 5.5%

CenterPoint Energy Resources Corp 5.279% (USD LIBOR + 0.500%) due 03/02/23 §	862,000	861,594
Dominion Energy Inc 3.071% due 08/15/24	4,280,000	4,126,772
DPL Inc 4.125% due 07/01/25	600,000	564,732

	Principal Amount	Value

DTE Energy Co 4.220% due 11/01/24	$1,950,000	$1,918,152
Duke Energy Corp
2.650% due 09/01/26	1,000,000	924,934
5.000% due 12/08/25	600,000	599,373
Emera US Finance LP (Canada) 0.833% due 06/15/24	3,857,000	3,601,630
Eversource Energy 4.200% due 06/27/24	1,700,000	1,681,289
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	7,875,000	7,651,594
Sempra Energy 3.300% due 04/01/25	3,600,000	3,455,295
Southern California Edison Co
0.975% due 08/01/24	4,650,000	4,351,078
1.100% due 04/01/24	2,100,000	1,995,507
4.200% due 06/01/25	2,100,000	2,063,134
5.850% due 11/01/27	2,800,000	2,886,958
The AES Corp
1.375% due 01/15/26	4,350,000	3,867,425
3.300% due 07/15/25 ~	3,650,000	3,447,865
Virginia Electric and Power Co 3.750% due 05/15/27	2,000,000	1,911,811
Vistra Operations Co LLC
3.550% due 07/15/24 ~	4,250,000	4,078,647
4.875% due 05/13/24 ~	6,000,000	5,886,600

		55,874,390

Total Corporate Bonds & Notes (Cost $569,819,891)		544,821,141

SENIOR LOAN NOTES - 9.3%

Consumer, Cyclical - 2.0%

Carnival Corp Term B 6.127% (USD LIBOR + 3.250%) due 10/18/28 §	618,750	580,594
ClubCorp Holdings Inc Term B 7.480% (USD LIBOR + 2.750%) due 09/18/24 §	3,789,577	3,431,936
Hilton Grand Vacations Borrower LLC Term B 7.384% (USD LIBOR + 3.000%) due 08/02/28 §	1,972,030	1,961,923
Marriott Ownership Resorts Inc Term B 6.134% (USD LIBOR + 1.750%) due 08/31/25 §	1,819,096	1,804,694
Mileage Plus Holdings LLC Term B 9.996% (USD LIBOR + 5.250%) due 06/20/27 §	1,800,000	1,855,499
SeaWorld Parks & Entertainment Inc Term B 7.438% (USD LIBOR + 3.000%) due 08/25/28 §	4,443,750	4,376,632
Stars Group Holdings BV Term B (Canada) 6.980% (USD LIBOR + 2.250%) due 07/21/26 §	3,229,054	3,192,504
United Airlines Inc Term B 8.108% (USD LIBOR + 3.750%) due 04/21/28 §	3,025,988	2,994,466

		20,198,248

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 2.5%

Allied Universal Holdco LLC Term B 8.173% (SOFR + 3.750%) due 05/14/28 §	$2,468,750	$2,348,090
CoreLogic Inc Term B 7.938% (USD LIBOR + 3.500%) due 06/02/28 §	3,456,250	2,893,168
Heartland Dental LLC Term B 8.387% (USD LIBOR + 4.000%) due 04/30/25 §	3,447,500	3,213,718
Mavis Tire Express Services Topco Corp 8.500% (SOFR + 4.000%) due 05/04/28 §	2,082,161	1,991,810
Pathway Vet Alliance LLC Term B 8.134% (USD LIBOR + 3.750%) due 03/31/27 §	2,923,462	2,441,091
PetVet Care Centers LLC Term B-3 7.884% (USD LIBOR + 3.500%) due 02/15/25 §	5,559,307	5,253,545
Spin Holdco Inc Term B 8.765% (USD LIBOR + 4.000%) due 03/04/28 §	2,456,250	2,095,488
Sunshine Luxembourg VII SARL Term B (Luxembourg) 8.480% (USD LIBOR + 3.750%) due 10/02/26 §	3,654,863	3,509,176
Wand NewCo 3 Inc Term B-1 7.384% (USD LIBOR + 3.000%) due 02/05/26 §	1,737,251	1,652,198

		25,398,284

Financial - 2.4%

AssuredPartners Inc Term B 7.884% (USD LIBOR + 3.500%) due 02/13/27 §	7,037,362	6,852,631
Avolon (US) LLC Term B-3 (Ireland) 6.103% (USD LIBOR + 1.750%) due 01/15/25 §	6,029,412	6,013,651
HUB International Ltd Term B 7.327% (USD LIBOR + 3.000%) due 04/25/25 §	5,866,929	5,813,147
NFP Corp Term B 7.634% (USD LIBOR + 3.250%) due 02/13/27 §	3,084,964	2,959,252
USI Inc Term B 8.330% (SOFR + 3.750%) due 11/22/29 §	3,334,680	3,307,169

		24,945,850

Industrial - 0.8%

Brown Group Holding LLC Term B 6.884% (USD LIBOR + 2.500%) due 06/07/28 §	230,470	226,767
Filtration Group Corp Term B 7.384% (USD LIBOR + 3.000%) due 03/29/25 §	5,135,265	5,093,140
Proampac PG Borrower LLC Term B 7.829% - 8.425% (USD LIBOR + 3.750%) due 11/03/25 §	2,702,047	2,594,527

		7,914,434

	Principal Amount	Value
Technology - 1.6%

Applied Systems Inc Term B 9.080% (USD LIBOR + 4.500%) due 09/19/26 §	$1,940,082	$1,935,232
Epicor Software Corp Term C 7.634% (USD LIBOR + 3.250%) due 07/31/27 §	3,924,548	3,782,283
Sophia LP Term B 8.230% (USD LIBOR + 3.500%) due 10/07/27 §	1,200,380	1,161,742
Tempo Acquisition LLC Term B 7.323% (SOFR + 3.000%) due 08/31/28 §	2,717,696	2,712,036
UKG Inc 6.998% (USD LIBOR + 3.250%) due 05/03/26 §	6,625,626	6,310,909

		15,902,202

Total Senior Loan Notes (Cost $98,087,768)		94,359,018

ASSET-BACKED SECURITIES - 22.6%

AIMCO CLO 10 Ltd (Cayman) 5.385% (USD LIBOR + 1.060%) due 07/22/32 ~ §	2,700,000	2,637,805
Ally Auto Receivables Trust 5.290% due 06/16/25	1,500,000	1,502,394
AmeriCredit Automobile Receivables Trust
0.680% due 10/19/26	10,100,000	9,615,070
0.690% due 01/19/27	2,400,000	2,251,462
0.760% due 12/18/25	2,400,000	2,315,857
1.170% due 08/18/27	4,700,000	4,331,426
1.480% due 01/21/25	1,749,312	1,737,344
4.200% due 12/18/25	2,355,191	2,340,078
Atrium XIII (Cayman) 5.505% (USD LIBOR + 1.180%) due 11/21/30 ~ §	470,000	463,382
Buttermilk Park CLO Ltd (Cayman) 5.179% (USD LIBOR + 1.100%) due 10/15/31 ~ §	1,850,000	1,811,086
Carlyle Global Market Strategies CLO Ltd (Cayman) 5.408% (USD LIBOR + 1.050%) due 07/27/31 ~ §	495,916	488,824
CIFC Funding Ltd (Cayman)
5.097% (USD LIBOR + 0.870%) due 04/19/29 ~ §	1,447,982	1,423,161
5.194% (USD LIBOR + 1.000%) due 04/18/31 ~ §	500,000	491,214
Dryden 55 CLO Ltd (Cayman) 5.099% (USD LIBOR + 1.020%) due 04/15/31 ~ §	2,500,000	2,470,225
Dryden 58 CLO Ltd (Cayman) 5.079% (USD LIBOR + 1.000%) due 07/17/31 ~ §	3,148,000	3,092,381
Dryden 61 CLO Ltd (Cayman) 5.069% (USD LIBOR + 0.990%) due 01/17/32 ~ §	7,000,000	6,874,877

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value

Dryden 64 CLO Ltd (Cayman) 5.164% (USD LIBOR + 0.970%) due 04/18/31 ~ §	$2,000,000	$1,958,663
Ford Credit Auto Owner Trust
0.700% due 10/15/26	10,550,000	9,602,832
0.790% due 08/15/26	2,650,000	2,444,132
1.190% due 01/15/26	2,050,000	1,949,629
2.040% due 08/15/31 ~	2,000,000	1,877,411
2.130% due 05/15/25	5,000,000	4,887,125
4.520% due 04/15/25	4,000,000	3,986,900
5.370% due 08/15/25	750,000	751,852
GM Financial Consumer Automobile Receivables Trust 0.750% due 05/17/27	800,000	732,418
Hilton Grand Vacations Trust
2.740% due 02/25/39 ~	179,200	168,562
3.610% due 06/20/34 ~	581,091	550,972
4.300% due 01/25/37 ~	1,396,424	1,341,724
Hyundai Auto Receivables Trust 2.400% due 06/15/26	2,000,000	1,942,485
Magnetite Ltd (Cayman) 5.059% (USD LIBOR + 0.980%) due 04/15/31 ~ §	2,148,440	2,112,761
Magnetite XIV-R Ltd (Cayman) 5.314% (USD LIBOR + 1.120%) due 10/18/31 ~ §	3,000,000	2,944,788
Magnetite XV Ltd (Cayman) 5.368% (USD LIBOR + 1.010%) due 07/25/31 ~ §	1,500,000	1,475,221
Magnetite XVIII Ltd (Cayman) 5.486% (USD LIBOR + 0.880%) due 11/15/28 ~ §	2,894,273	2,865,665
Magnetite XXIX Ltd (Cayman) 5.069% (USD LIBOR + 0.990%) due 01/15/34 ~ §	3,300,000	3,238,139
MVW LLC
1.140% due 01/22/41 ~	1,135,924	1,038,325
1.740% due 10/20/37 ~	309,128	281,924
4.150% due 11/21/39 ~	845,476	810,494
Navient Private Education Loan Trust
2.460% due 11/15/68 ~	763,800	698,136
3.610% due 12/15/59 ~	566,623	549,993
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~	785,211	679,584
1.060% due 10/15/69 ~	3,720,543	3,166,463
1.110% due 02/18/70 ~	1,974,692	1,664,859
1.170% due 09/16/69 ~	719,895	638,865
1.220% due 07/15/69 ~	760,230	675,406
1.310% due 01/15/69 ~	1,757,762	1,578,849
1.690% due 05/15/69 ~	3,672,597	3,306,367
2.120% due 01/15/69 ~	1,777,845	1,615,355
2.230% due 07/15/70 ~	5,507,113	4,786,005
2.640% due 05/15/68 ~	888,334	836,735
4.000% due 12/15/59 ~	492,807	471,853
4.160% due 10/15/70 ~	6,074,040	5,682,621
Navient Student Loan Trust
1.320% due 08/26/69 ~	3,190,875	2,677,274
3.390% due 12/15/59 ~	1,226,253	1,159,394
4.939% (USD LIBOR + 0.550%) due 02/25/70 ~ §	2,780,199	2,702,978

	Principal Amount	Value
4.989% (USD LIBOR + 0.600%) due 12/26/69 ~ §	$1,387,983	$1,329,082
5.439% (USD LIBOR + 1.050%) due 06/25/69 ~ §	1,880,731	1,849,631
Nelnet Student Loan Trust
1.360% due 04/20/62 ~	2,603,644	2,306,260
5.043% (USD LIBOR + 0.690%) due 04/20/62 ~ §	2,200,971	2,163,988
Neuberger Berman Loan Advisers CLO 25 Ltd (Cayman) 5.124% (USD LIBOR + 0.930%) due 10/18/29 ~ §	2,650,000	2,598,701
Neuberger Berman Loan Advisers CLO 26 Ltd 5.114% (USD LIBOR + 0.920%) due 10/18/30 ~ §	5,550,000	5,461,446
Neuberger Berman Loan Advisers CLO 37 Ltd (Cayman) 5.213% (USD LIBOR + 0.970%) due 07/20/31 ~ §	4,700,000	4,606,461
OCP CLO Ltd (Cayman) 5.039% (USD LIBOR + 0.960%) due 07/15/30 ~ §	2,500,000	2,469,594
Palmer Square CLO Ltd (Cayman) 5.179% (USD LIBOR + 1.100%) due 07/16/31 ~ §	2,250,000	2,218,552
Palmer Square Loan Funding Ltd (Cayman)
4.879% (USD LIBOR + 0.800%) due 10/15/29 ~ §	5,901,907	5,827,117
5.143% (USD LIBOR + 0.900%) due 04/20/29 ~ §	2,557,953	2,527,957
5.475% (USD LIBOR + 0.800%) due 05/20/29 ~ §	6,876,378	6,792,633
5.479% (USD LIBOR + 1.400%) due 10/15/29 ~ §	1,250,000	1,220,893
5.643% (USD LIBOR + 1.400%) due 07/20/29 ~ §	1,000,000	974,989
6.025% (USD LIBOR + 1.350%) due 02/20/28 ~ §	2,950,000	2,902,894
6.575% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,200,000	1,157,802
Regatta XIV Funding Ltd (Cayman) 5.548% (USD LIBOR + 1.190%) due 10/25/31 ~ §	1,100,000	1,074,196
Santander Drive Auto Receivables Trust
0.590% due 09/15/25	1,090,647	1,087,631
0.750% due 02/17/26	3,073,541	3,020,762
0.880% due 06/15/26	1,850,000	1,809,828
0.900% due 06/15/26	4,000,000	3,891,962
0.950% due 09/15/27	2,100,000	2,020,480
1.260% due 02/16/27	5,000,000	4,754,640
3.400% due 12/15/26	3,000,000	2,945,974
4.050% due 07/15/25	3,911,963	3,896,963
4.110% due 08/17/26	1,050,000	1,030,976
4.130% due 08/16/27	1,800,000	1,757,273
4.430% due 03/15/27	2,900,000	2,821,806
4.490% due 11/16/26	2,100,000	2,074,935
4.720% due 06/15/27	3,100,000	3,023,007
5.810% due 01/15/26	3,000,000	3,006,196
SMB Private Education Loan Trust
1.070% due 01/15/53 ~	2,540,234	2,180,705

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
1.290% due 07/15/53 ~	$1,937,145	$1,710,487
2.340% due 09/15/34 ~	2,485,244	2,367,784
2.430% due 02/17/32 ~	2,079,863	1,988,416
2.700% due 05/15/31 ~	1,585,360	1,518,691
2.880% due 09/15/34 ~	1,529,680	1,466,999
3.440% due 07/15/36 ~	1,001,220	952,912
3.500% due 02/15/36 ~	509,085	485,356
3.600% due 01/15/37 ~	1,405,859	1,346,735
3.630% due 11/15/35 ~	1,459,857	1,373,337
Stratus CLO Ltd (Cayman)
5.043% (USD LIBOR + 0.800%) due 12/29/29 ~ §	671,974	663,778
5.643% (USD LIBOR + 1.400%) due 12/29/29 ~ §	6,000,000	5,820,626

Total Asset-Backed Securities (Cost $240,712,646)		230,199,800

U.S. TREASURY OBLIGATIONS - 12.5%

U.S. Treasury Notes - 12.5%

0.375% due 08/15/24	15,000,000	14,015,625
0.375% due 09/15/24	6,000,000	5,592,891
0.500% due 02/28/26	7,500,000	6,684,082
0.750% due 11/15/24	4,000,000	3,734,062
0.750% due 08/31/26	10,000,000	8,856,250
0.875% due 09/30/26	7,500,000	6,661,230
1.250% due 08/31/24	5,000,000	4,734,180
1.500% due 09/30/24	10,000,000	9,497,266
1.500% due 08/15/26	10,000,000	9,117,188
2.625% due 05/31/27	12,300,000	11,596,113
2.750% due 05/15/25	10,000,000	9,644,531
2.875% due 06/15/25	5,000,000	4,833,203
3.125% due 08/15/25	4,000,000	3,884,063
3.500% due 09/15/25	5,000,000	4,900,781
4.000% due 12/15/25	9,000,000	8,943,750
4.125% due 10/31/27	10,000,000	10,037,500
4.500% due 11/30/24	5,000,000	5,000,586

Total U.S. Treasury Obligations (Cost $130,888,130)		127,733,301

	Shares
SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	14,388,155	14,388,155

Total Short-Term Investment (Cost $14,388,155)		14,388,155

TOTAL INVESTMENTS - 99.4% (Cost $1,053,896,590)		1,011,501,415

OTHER ASSETS & LIABILITIES, NET - 0.6%		5,664,456

NET ASSETS - 100.0%		$1,017,165,871

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$544,821,141	$—	$544,821,141	$—
	Senior Loan Notes	94,359,018	—	94,359,018	—
	Asset-Backed Securities	230,199,800	—	230,199,800	—
	U.S. Treasury Obligations	127,733,301	—	127,733,301	—
	Short-Term Investment	14,388,155	14,388,155	—	—

	Total	$1,011,501,415	$14,388,155	$997,113,260	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 51.0%

Basic Materials - 1.7%

Anglo American Capital PLC (South Africa)
2.625% due 09/10/30 ~	$7,550,000	$6,153,033
4.750% due 03/16/52 ~	2,750,000	2,296,995
Glencore Funding LLC (Australia) 2.625% due 09/23/31 ~	1,200,000	958,931
South32 Treasury Ltd (Australia) 4.350% due 04/14/32 ~	2,650,000	2,274,455

		11,683,414

Communications - 2.5%

AT&T Inc
3.500% due 09/15/53	4,865,000	3,305,452
3.850% due 06/01/60	2,800,000	1,955,797
Charter Communications Operating LLC
3.500% due 06/01/41	3,300,000	2,161,054
3.850% due 04/01/61	5,200,000	3,025,787
Rogers Communications Inc (Canada) 4.550% due 03/15/52 ~	2,500,000	1,949,795
T-Mobile USA Inc
3.375% due 04/15/29	1,600,000	1,412,311
5.200% due 01/15/33	2,150,000	2,137,502
Verizon Communications Inc 3.400% due 03/22/41	2,550,000	1,927,438

		17,875,136

Consumer, Cyclical - 6.7%

American Airlines Inc 5.750% due 04/20/29 ~	4,000,000	3,663,043
American Airlines Pass-Through Trust ‘A’ 2.875% due 01/11/36	2,200,000	1,776,963
American Airlines Pass-Through Trust ‘AA’ 3.600% due 03/22/29	2,145,493	1,928,659
American Airlines Pass-Through Trust ‘B’ 3.950% due 01/11/32	1,300,000	1,035,043
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	2,095,087	1,813,007
4.625% due 12/20/25 ~	1,080,867	1,049,998
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	3,874,008	3,297,095
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,932,060	1,845,235
Delta Air Lines Inc 4.500% due 10/20/25 ~	4,000,000	3,904,500
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,200,072	1,097,771
Ferguson Finance PLC 4.250% due 04/20/27 ~	1,650,000	1,562,744
Ford Motor Credit Co LLC
2.700% due 08/10/26	2,225,000	1,934,971
3.375% due 11/13/25	2,475,000	2,241,813
4.542% due 08/01/26	1,725,000	1,592,391
Genting New York LLC 3.300% due 02/15/26 ~	2,000,000	1,749,843

	Principal Amount	Value
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/31 ~	$2,850,000	$2,329,741
Kohl’s Corp 3.625% due 05/01/31	3,000,000	2,107,020
Marriott International Inc 2.750% due 10/15/33	3,150,000	2,412,106
New Red Finance Inc (Canada) 3.875% due 01/15/28 ~	4,000,000	3,587,002
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	1,000,000	964,375
Spirit Airlines Pass-Through Trust ‘A’ 4.100% due 10/01/29	428,064	381,928
United Airlines Pass-Through Trust ‘A’ 2.900% due 11/01/29	1,230,437	990,105
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	966,509	857,609
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,610,109	1,468,941
Warnermedia Holdings Inc 5.050% due 03/15/42 ~	2,500,000	1,921,562

		47,513,465

Consumer, Non-Cyclical - 5.3%

Amgen Inc 4.200% due 03/01/33	1,800,000	1,670,861
Anheuser-Busch InBev Finance Inc (Belgium) 4.000% due 01/17/43	2,000,000	1,670,360
Anheuser-Busch InBev Worldwide Inc (Belgium) 5.450% due 01/23/39	5,000,000	5,011,191
BAT Capital Corp (United Kingdom) 5.650% due 03/16/52	1,650,000	1,367,402
Block Inc
2.750% due 06/01/26	4,000,000	3,578,480
3.500% due 06/01/31	500,000	399,600
Centene Corp 2.450% due 07/15/28	1,750,000	1,480,448
Global Payments Inc 5.300% due 08/15/29	1,850,000	1,792,626
Imperial Brands Finance PLC (United Kingdom) 6.125% due 07/27/27 ~	1,100,000	1,096,478
JBS USA LUX SA
3.000% due 05/15/32 ~	1,500,000	1,152,444
6.500% due 12/01/52 ~	3,500,000	3,338,393
Keurig Dr Pepper Inc 4.500% due 04/15/52	2,250,000	1,886,482
Kraft Heinz Foods Co 4.375% due 06/01/46	4,500,000	3,677,360
UnitedHealth Group Inc 4.750% due 05/15/52	2,750,000	2,554,375
Universal Health Services Inc
2.650% due 10/15/30 ~	4,450,000	3,551,944
2.650% due 01/15/32 ~	1,950,000	1,494,075
Viatris Inc 3.850% due 06/22/40	3,350,000	2,256,770

		37,979,289

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Energy - 4.8%

Cheniere Energy Partners LP 4.500% due 10/01/29	$3,500,000	$3,155,168
Enbridge Inc (Canada) 7.375% due 01/15/83	4,200,000	4,092,701
Energy Transfer LP
5.000% due 05/15/44	4,000,000	3,279,923
5.750% due 02/15/33	1,800,000	1,764,513
6.500% due 11/15/26	1,650,000	1,423,125
Enterprise Products Operating LLC
3.300% due 02/15/53	1,850,000	1,238,942
3.700% due 01/31/51	4,100,000	2,974,591
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	2,000,000	1,720,276
MPLX LP
4.950% due 03/14/52	1,750,000	1,437,802
5.200% due 12/01/47	1,200,000	1,026,300
6.875% due 02/15/23	3,000,000	2,970,000
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	2,100,000	1,288,613
Sabine Pass Liquefaction LLC 5.900% due 09/15/37 ~	1,800,000	1,806,542
Targa Resources Partners LP 4.000% due 01/15/32	5,750,000	4,845,755
The Williams Cos Inc 5.300% due 08/15/52	1,300,000	1,169,231

		34,193,482

Financial - 16.5%

ABN AMRO Bank NV (Netherlands) 3.324% due 03/13/37 ~	1,700,000	1,232,824
AerCap Ireland Capital DAC (Ireland) 3.300% due 01/30/32	3,100,000	2,431,041
Air Lease Corp
3.000% due 02/01/30	4,000,000	3,344,496
4.650% due 06/15/26	4,300,000	3,604,346
Assured Guaranty US Holdings Inc 3.600% due 09/15/51	2,150,000	1,408,216
Avolon Holdings Funding Ltd (Ireland)
2.750% due 02/21/28 ~	4,950,000	3,981,182
4.250% due 04/15/26 ~	1,350,000	1,225,366
Bank of America Corp
2.482% due 09/21/36	4,700,000	3,464,168
2.687% due 04/22/32	3,700,000	2,970,304
3.846% due 03/08/37	1,000,000	830,630
4.375% due 01/27/27	3,000,000	2,548,292
6.125% due 04/27/27	6,000,000	5,902,500
BNP Paribas SA (France) 4.625% due 02/25/31 ~	3,000,000	2,325,301
Broadstone Net Lease LLC REIT 2.600% due 09/15/31	2,750,000	2,067,639
Citigroup Inc 2.520% due 11/03/32	4,500,000	3,510,648
GLP Capital LP REIT 3.250% due 01/15/32	1,200,000	960,996
Hill City Funding Trust 4.046% due 08/15/41 ~	2,400,000	1,660,617
Host Hotels & Resorts LP REIT
2.900% due 12/15/31	4,400,000	3,376,436
3.500% due 09/15/30	1,500,000	1,241,265
HSBC Holdings PLC (United Kingdom) 4.700% due 03/09/31	3,150,000	2,503,912

	Principal Amount	Value
JPMorgan Chase & Co
2.963% due 01/25/33	$9,950,000	$8,124,252
4.912% due 07/25/33	1,850,000	1,766,947
5.717% due 09/14/33	3,750,000	3,671,418
Liberty Mutual Group Inc 4.300% due 02/01/61 ~	5,650,000	3,454,184
LSEGA Financing PLC (United Kingdom) 3.200% due 04/06/41 ~	2,200,000	1,606,104
Massachusetts Mutual Life Insurance Co 5.672% due 12/01/52 ~	2,700,000	2,689,261
MetLife Inc 5.000% due 07/15/52	850,000	814,245
Morgan Stanley
2.484% due 09/16/36	5,700,000	4,146,123
2.943% due 01/21/33	4,700,000	3,814,361
OneMain Finance Corp
5.375% due 11/15/29	1,575,000	1,290,808
6.125% due 03/15/24	5,200,000	5,041,400
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	3,000,000	2,467,341
The Goldman Sachs Group Inc
2.615% due 04/22/32	7,950,000	6,359,126
3.102% due 02/24/33	3,600,000	2,932,492
The Northwestern Mutual Life Insurance Co 3.625% due 09/30/59 ~	3,000,000	2,079,000
The PNC Financial Services Group Inc 4.626% due 06/06/33	2,550,000	2,363,078
VICI Properties LP REIT
3.500% due 02/15/25 ~	2,300,000	2,172,258
3.750% due 02/15/27 ~	2,250,000	2,046,094
4.625% due 12/01/29 ~	5,500,000	5,014,240
Wells Fargo & Co
4.400% due 06/14/46	3,750,000	3,028,986
4.897% due 07/25/33	2,500,000	2,381,263

		117,853,160

Industrial - 3.9%

Allegion US Holding Co Inc
3.550% due 10/01/27	3,336,000	3,016,342
5.411% due 07/01/32	2,100,000	2,039,712
Berry Global Inc 4.875% due 07/15/26 ~	5,000,000	4,825,253
Flowserve Corp 2.800% due 01/15/32	7,000,000	5,259,981
Lockheed Martin Corp 5.700% due 11/15/54	1,900,000	2,003,194
Masco Corp 7.750% due 08/01/29	2,000,000	2,191,475
nVent Finance Sarl (United Kingdom) 2.750% due 11/15/31	2,300,000	1,775,440
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	5,950,000	5,283,687
Waste Connections Inc 4.200% due 01/15/33	1,650,000	1,537,560

		27,932,644

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Technology - 2.6%

Broadcom Inc
3.137% due 11/15/35 ~	$5,000,000	$3,691,609
3.187% due 11/15/36 ~	1,474,000	1,063,375
CGI Inc (Canada) 2.300% due 09/14/31	3,350,000	2,553,142
Kyndryl Holdings Inc 3.150% due 10/15/31	6,500,000	4,345,007
Oracle Corp
2.875% due 03/25/31	2,650,000	2,203,698
3.950% due 03/25/51	5,000,000	3,584,104
Skyworks Solutions Inc 3.000% due 06/01/31	1,300,000	1,022,963

		18,463,898

Utilities - 7.0%

AEP Texas Inc 4.700% due 05/15/32	1,600,000	1,537,475
Appalachian Power Co 4.500% due 08/01/32	1,050,000	982,124
Arizona Public Service Co 6.350% due 12/15/32	3,100,000	3,269,994
Dominion Energy Inc 4.350% due 01/15/27	3,150,000	2,661,540
DPL Inc
4.125% due 07/01/25	600,000	564,732
4.350% due 04/15/29	1,350,000	1,213,109
Duke Energy Progress NC Storm Funding LLC 2.387% due 07/01/39	5,350,000	4,290,619
FirstEnergy Corp 4.400% due 07/15/27	2,500,000	2,331,121
IPALCO Enterprises Inc 4.250% due 05/01/30	2,400,000	2,137,729
KeySpan Gas East Corp 3.586% due 01/18/52 ~	2,850,000	1,900,367
Nevada Power Co 5.900% due 05/01/53	2,950,000	3,163,069
New England Power Co (United Kingdom) 5.936% due 11/25/52 ~	1,550,000	1,603,305
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	3,425,000	3,327,836
NiSource Inc 5.000% due 06/15/52	700,000	640,446
NSTAR Electric Co
4.550% due 06/01/52	1,800,000	1,630,334
4.950% due 09/15/52	2,300,000	2,236,074
Ohio Edison Co 5.500% due 01/15/33 ~	1,400,000	1,391,640
PG&E Energy Recovery Funding LLC 2.280% due 01/15/38	2,400,000	1,818,177
Piedmont Natural Gas Co Inc 5.050% due 05/15/52	1,750,000	1,588,551
Sempra Energy 4.125% due 04/01/52	5,000,000	3,896,223
Sempra Global 3.250% due 01/15/32 ~	1,800,000	1,440,152
Southwestern Electric Power Co 3.250% due 11/01/51	1,600,000	1,058,862
Texas Electric Market Stabilization Funding N LLC 4.265% due 08/01/36 ~	1,950,000	1,854,957

	Principal Amount	Value
The Brooklyn Union Gas Co 4.632% due 08/05/27 ~	$3,725,000	$3,559,612

		50,098,048

Total Corporate Bonds & Notes (Cost $431,496,490)		363,592,536

SENIOR LOAN NOTES - 13.5%

Consumer, Cyclical - 3.4%

Carnival Corp Term B 6.127% (USD LIBOR + 3.250%) due 10/18/28 §	733,794	688,543
ClubCorp Holdings Inc Term B 7.480% (USD LIBOR + 2.750%) due 09/18/24 §	4,757,136	4,308,182
Hilton Grand Vacations Borrower LLC Term B 7.384% (USD LIBOR + 3.000%) due 08/02/28 §	1,975,000	1,964,878
Marriott Ownership Resorts Inc Term B 6.134% (USD LIBOR + 1.750%) due 08/31/25 §	3,849,779	3,819,301
Mileage Plus Holdings LLC Term B 9.996% (USD LIBOR + 5.250%) due 06/20/27 §	1,800,000	1,855,499
SeaWorld Parks & Entertainment Inc Term B 7.438% (USD LIBOR + 3.000%) due 08/25/28 §	3,950,000	3,890,339
Stars Group Holdings BV Term B (Canada) 6.980% (USD LIBOR + 2.250%) due 07/21/26 §	4,444,574	4,394,266
United Airlines Inc Term B 8.108% (USD LIBOR + 3.750%) due 04/21/28 §	3,258,756	3,224,810

		24,145,818

Consumer, Non-Cyclical - 3.6%

Allied Universal Holdco LLC Term B 8.173% (SOFR + 3.750%) due 05/14/28 §	2,468,750	2,348,090
CoreLogic Inc Term B 7.938% (USD LIBOR + 3.500%) due 06/02/28 §	4,196,875	3,513,133
Heartland Dental LLC Term B 8.387% (USD LIBOR + 4.000%) due 04/30/25 §	3,447,500	3,213,718
Mavis Tire Express Services Topco Corp 8.500% (SOFR + 4.000%) due 05/04/28 §	1,407,300	1,346,233
Medline Borrower LP Term B 7.634% (USD LIBOR + 3.250%) due 10/21/28 §	248,125	236,199
Pathway Vet Alliance LLC Term B 8.134% (USD LIBOR + 3.750%) due 03/31/27 §	4,385,081	3,661,543
PetVet Care Centers LLC Term B-3 7.884% (USD LIBOR + 3.500%) due 02/15/25 §	4,584,533	4,332,384

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Spin Holdco Inc Term B 8.765% (USD LIBOR + 4.000%) due 03/04/28 §	$2,456,250	$2,095,488
Sunshine Luxembourg VII SARL Term B (Luxembourg) 8.480% (USD LIBOR + 3.750%) due 10/02/26 §	3,654,863	3,509,176
Wand NewCo 3 Inc Term B-1 7.384% (USD LIBOR + 3.000%) due 02/05/26 §	1,737,251	1,652,198

		25,908,162

Financial - 2.6%

AssuredPartners Inc Term B 7.884% (USD LIBOR + 3.500%) due 02/13/27 §	4,122,500	4,014,284
HUB International Ltd Term B 7.327% (USD LIBOR + 3.000%) due 04/25/25 §	7,274,632	7,207,946
NFP Corp Term B 7.634% (USD LIBOR + 3.250%) due 02/13/27 §	3,579,875	3,433,995
USI Inc Term B 8.330% (SOFR + 3.750%) due 11/22/29 §	3,783,175	3,751,964

		18,408,189

Industrial - 2.4%

Brown Group Holding LLC Term B 6.884% (USD LIBOR + 2.500%) due 06/07/28 §	230,470	226,767
Filtration Group Corp Term B 7.384% (USD LIBOR + 3.000%) due 03/29/25 §	7,074,443	7,016,411
Proampac PG Borrower LLC Term B 7.829% - 8.425% (USD LIBOR + 3.750%) due 11/03/25 §	2,702,047	2,594,527
TransDigm Inc Term E 6.980% (USD LIBOR + 2.250%) due 05/30/25 §	1,851,386	1,834,511
Term F 6.980% (USD LIBOR + 2.250%) due 12/09/25 §	5,623,565	5,562,195

		17,234,411

Technology - 1.5%

Applied Systems Inc Term B 9.080% (USD LIBOR + 4.500%) due 09/19/26 §	1,940,082	1,935,232
Epicor Software Corp Term C 7.634% (USD LIBOR + 3.250%) due 07/31/27 §	2,221,027	2,140,515
Sophia LP Term B 8.230% (USD LIBOR + 3.500%) due 10/07/27 §	207,918	201,225

	Principal Amount	Value
UKG Inc 6.998% (USD LIBOR + 3.250%) due 05/03/26 §	$6,625,626	$6,310,909

		10,587,881

Total Senior Loan Notes (Cost $100,350,783)		96,284,461

MORTGAGE-BACKED SECURITIES - 3.1%

Fannie Mae - 3.1%

due 01/01/38 #	6,000,000	6,029,017
due 01/01/38 #	9,000,000	9,170,089
due 01/01/53 #	7,000,000	7,170,011

		22,369,117

Total Mortgage-Backed Securities (Cost $22,455,625)		22,369,117

ASSET-BACKED SECURITIES - 19.0%

Aimco CLO 11 Ltd (Cayman) 5.209% (USD LIBOR + 1.130%) due 10/17/34 ~ §	4,000,000	3,890,701
AmeriCredit Automobile Receivables Trust
0.760% due 12/18/25	2,450,000	2,364,104
0.890% due 10/19/26	2,450,000	2,255,908
1.410% due 08/18/27	3,500,000	3,154,014
1.480% due 02/18/26	1,000,000	948,358
Buttermilk Park CLO Ltd (Cayman) 5.179% (USD LIBOR + 1.100%) due 10/15/31 ~ §	1,600,000	1,566,345

Carlyle Global Market Strategies CLO Ltd (Cayman) 5.908% (USD LIBOR + 1.550%) due 07/27/31 ~ §	2,000,000	1,931,841
Dryden 53 CLO Ltd (Cayman) 5.479% (USD LIBOR + 1.400%) due 01/15/31 ~ §	1,500,000	1,449,099
Dryden 55 CLO Ltd (Cayman) 5.979% (USD LIBOR + 1.900%) due 04/15/31 ~ §	1,000,000	938,181
Dryden 58 CLO Ltd (Cayman) 5.579% (USD LIBOR + 1.500%) due 07/17/31 ~ §	2,000,000	1,931,974
5.879% (USD LIBOR + 1.800%) due 07/17/31 ~ §	2,000,000	1,860,449
Dryden 64 CLO Ltd (Cayman) 5.594% (USD LIBOR + 1.400%) due 04/18/31 ~ §	1,600,000	1,540,265
Flatiron CLO 19 Ltd (Cayman) 6.194% (USD LIBOR + 1.550%) due 11/16/34 ~ §	1,000,000	951,498
Ford Credit Auto Owner Trust
1.190% due 01/15/26	1,350,000	1,283,902
1.530% due 05/15/34 ~	1,050,000	911,485
2.040% due 12/15/26	1,000,000	956,915
2.040% due 08/15/31 ~	2,000,000	1,877,411
3.190% due 07/15/31 ~	4,000,000	3,823,592
3.880% due 11/15/34 ~	3,250,000	3,120,136

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Hilton Grand Vacations Trust 3.610% due 06/20/34 ~	$594,764	$563,936
Madison Park Funding Ltd (Cayman) 5.679% (USD LIBOR + 1.600%) due 07/15/30 ~ §	2,600,000	2,511,413
Magnetite XIV-R Ltd (Cayman) 5.314% (USD LIBOR + 1.120%) due 10/18/31 ~ §	2,500,000	2,453,990
Magnetite XXIX Ltd (Cayman) 5.069% (USD LIBOR + 0.990%) due 01/15/34 ~ §	3,250,000	3,189,076
Magnetite XXV Ltd (Cayman) 5.558% (USD LIBOR + 1.200%) due 01/25/32 ~ §	615,000	608,275
MVW LLC 1.740% due 10/20/37 ~	309,128	281,924
Navient Private Education Loan Trust 2.460% due 11/15/68 ~	763,800	698,136
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~	692,833	599,633
1.170% due 09/16/69 ~	490,837	435,589
1.220% due 07/15/69 ~	760,230	675,406
1.310% due 01/15/69 ~	1,203,685	1,081,168
1.690% due 05/15/69 ~	3,961,022	3,566,576
2.640% due 05/15/68 ~	888,334	836,735
Navient Student Loan Trust
1.310% due 12/26/69 ~	1,650,575	1,375,455
1.320% due 08/26/69 ~	3,190,875	2,677,274
Neuberger Berman Loan Advisers CLO 25 Ltd (Cayman) 5.544% (USD LIBOR + 1.350%) due 10/18/29 ~ §	1,500,000	1,444,694
OneMain Financial Issuance Trust 4.130% due 05/14/35 ~	2,700,000	2,549,673
Palmer Square CLO Ltd (Cayman) 5.179% (USD LIBOR + 1.100%) due 07/16/31 ~ §	2,500,000	2,465,058
5.686% (USD LIBOR + 1.080%) due 11/15/31 ~ §	3,500,000	3,442,612
Palmer Square Loan Funding Ltd (Cayman)
5.479% (USD LIBOR + 1.400%) due 10/15/29 ~ §	9,700,000	9,474,134
5.643% (USD LIBOR + 1.400%) due 07/20/29 ~ §	4,500,000	4,387,450
5.925% (USD LIBOR + 1.250%) due 05/20/29 ~ §	6,000,000	5,851,939
6.043% (USD LIBOR + 1.800%) due 04/20/29 ~ §	750,000	717,683
6.575% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,200,000	1,157,802
Santander Drive Auto Receivables Trust
0.750% due 02/17/26	3,032,561	2,980,485
4.420% due 11/15/27	2,800,000	2,711,178
SLM Student Loan Trust 4.908% (USD LIBOR + 0.550%) due 10/25/64 ~ §	1,453,514	1,396,692
SMB Private Education Loan Trust
1.070% due 01/15/53 ~	3,628,905	3,115,293
1.290% due 07/15/53 ~	1,937,145	1,710,487

	Principal Amount	Value
1.680% due 02/15/51 ~	$2,542,688	$2,296,271
2.230% due 09/15/37 ~	4,498,425	4,107,867
2.340% due 09/15/34 ~	1,004,042	956,588
2.430% due 02/17/32 ~	1,286,779	1,230,201
2.700% due 05/15/31 ~	676,678	648,222
2.820% due 10/15/35 ~	1,930,868	1,839,312
2.880% due 09/15/34 ~	3,143,798	3,014,976
3.440% due 07/15/36 ~	1,387,095	1,320,170
3.500% due 02/15/36 ~	2,662,515	2,538,414
3.600% due 01/15/37 ~	726,361	695,813
3.630% due 11/15/35 ~	988,393	929,815
4.480% due 05/16/50 ~	2,926,710	2,802,628
5.048% (USD LIBOR + 0.730%) due 01/15/53 ~ §	778,846	746,041
Sofi Professional Loan Program LLC 2.370% due 11/16/48 ~	1,021,514	949,281
SoFi Professional Loan Program Trust 2.540% due 05/15/46 ~	1,484,113	1,344,302
Stratus CLO Ltd (Cayman) 5.643% (USD LIBOR + 1.400%) due 12/29/29 ~ §	6,000,000	5,820,626
TIAA CLO IV Ltd (Cayman) 5.943% (USD LIBOR + 1.700%) due 01/20/32 ~ §	2,750,000	2,656,947

Total Asset-Backed Securities (Cost $143,435,415)		135,613,418

U.S. TREASURY OBLIGATIONS - 11.8%

U.S. Treasury Bonds - 8.9%

1.125% due 05/15/40	14,500,000	9,082,891
1.250% due 05/15/50	9,000,000	4,846,816
1.375% due 08/15/50	6,500,000	3,614,229
1.750% due 08/15/41	10,000,000	6,848,242
1.875% due 11/15/51	7,000,000	4,435,977
2.000% due 08/15/51	5,000,000	3,275,586
2.250% due 08/15/46	2,550,000	1,807,014
2.250% due 02/15/52	14,500,000	10,088,828
2.500% due 02/15/46	3,500,000	2,621,992
2.500% due 05/15/46	3,000,000	2,240,859
2.750% due 11/15/47	2,000,000	1,561,797
2.875% due 05/15/52	2,500,000	2,003,906
3.000% due 11/15/44	2,000,000	1,652,500
4.000% due 11/15/42	10,000,000	9,793,750

		63,874,387

U.S. Treasury Notes - 2.9%

0.625% due 05/15/30	13,000,000	10,290,820
1.125% due 02/15/31	5,000,000	4,076,367
1.750% due 11/15/29	5,000,000	4,359,961
2.375% due 05/15/29	2,000,000	1,818,594

		20,545,742

Total U.S. Treasury Obligations (Cost $107,698,653)		84,420,129

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 3.4%

Money Market Fund - 3.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	24,083,559	$24,083,559

Total Short-Term Investment (Cost $24,083,559)		24,083,559

TOTAL INVESTMENTS - 101.8% (Cost $829,520,525)		726,363,220

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(12,761,431)

NET ASSETS - 100.0%		$713,601,789

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$363,592,536	$—	$363,592,536	$—
	Senior Loan Notes	96,284,461	—	96,284,461	—
	Mortgage-Backed Securities	22,369,117	—	22,369,117	—
	Asset-Backed Securities	135,613,418	—	135,613,418	—
	U.S. Treasury Obligations	84,420,129	—	84,420,129	—
	Short-Term Investment	24,083,559	24,083,559	—	—

	Total	$726,363,220	$24,083,559	$702,279,661	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDSSM ESG CORE BOND

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 58.9%

Communications - 3.5%

Charter Communications Operating LLC 2.300% due 02/01/32	$250,000	$184,740
Comcast Corp 5.500% due 11/15/32	300,000	313,784
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	168,750	166,841
Verizon Communications Inc
2.850% due 09/03/41	50,000	34,601
3.400% due 03/22/41	250,000	188,964

		888,930

Consumer, Cyclical - 3.8%

Ferguson Finance PLC 3.250% due 06/02/30 ~	200,000	170,058
Lowe’s Cos Inc 4.450% due 04/01/62	250,000	195,649
Marriott International Inc
2.750% due 10/15/33	100,000	76,575
5.000% due 10/15/27	250,000	247,116
Meritage Homes Corp 3.875% due 04/15/29 ~	200,000	169,900
Warnermedia Holdings Inc 5.050% due 03/15/42 ~	150,000	115,294

		974,592

Consumer, Non-Cyclical - 9.9%

Alcon Finance Corp (Switzerland) 5.375% due 12/06/32 ~	200,000	201,644
Amgen Inc
3.150% due 02/21/40	100,000	74,021
4.200% due 03/01/33	150,000	139,239
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.750% due 07/15/42	500,000	403,386
Cigna Corp 2.375% due 03/15/31	200,000	164,171
CVS Health Corp 1.750% due 08/21/30	300,000	237,112
HCA Inc 3.125% due 03/15/27 ~	100,000	91,064
Keurig Dr Pepper Inc 4.500% due 04/15/52	250,000	209,609
McKesson Corp 1.300% due 08/15/26	250,000	220,175
Moody’s Corp 4.250% due 08/08/32	200,000	187,498
Sysco Corp 3.150% due 12/14/51	150,000	99,272
Takeda Pharmaceutical Co Ltd (Japan) 2.050% due 03/31/30	200,000	163,696
UnitedHealth Group Inc 4.750% due 05/15/52	250,000	232,216
Zoetis Inc 2.000% due 05/15/30	100,000	81,379

		2,504,482

	Principal Amount	Value
Energy - 2.7%

Enbridge Inc (Canada) 7.375% due 01/15/83	$350,000	$341,058
Enterprise Products Operating LLC 3.700% due 01/31/51	250,000	181,378
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	200,000	172,028

		694,464

Financial - 24.4%

AerCap Ireland Capital DAC (Ireland) 3.300% due 01/30/32	250,000	196,052
Air Lease Corp 1.875% due 08/15/26	450,000	391,397
American Tower Corp REIT 2.750% due 01/15/27	100,000	90,792
Bank of America Corp
2.482% due 09/21/36	350,000	257,970
3.846% due 03/08/37	300,000	249,189
Broadstone Net Lease LLC REIT 2.600% due 09/15/31	200,000	150,374
Citigroup Inc
2.520% due 11/03/32	250,000	195,036
3.057% due 01/25/33	250,000	202,396
Cooperatieve Rabobank UA (Netherlands) 1.980% due 12/15/27 ~	500,000	435,268
Equinix Inc REIT 3.900% due 04/15/32	250,000	222,814
GLP Capital LP REIT 3.250% due 01/15/32	100,000	80,083
Healthpeak Properties Inc REIT 1.350% due 02/01/27	150,000	130,054
HSBC Holdings PLC (United Kingdom) 2.099% due 06/04/26	250,000	227,717
JAB Holdings BV (Austria) 4.500% due 04/08/52 ~	250,000	170,529
Massachusetts Mutual Life Insurance Co 5.672% due 12/01/52 ~	250,000	249,006
MetLife Inc 5.000% due 07/15/52	100,000	95,794
Morgan Stanley 2.943% due 01/21/33	500,000	405,783
Nordea Bank Abp (Finland) 1.500% due 09/30/26 ~	350,000	302,672
PNC Bank NA 2.700% due 10/22/29	250,000	211,482
State Street Corp 5.751% due 11/04/26	150,000	153,710
Sumitomo Mitsui Financial Group Inc (Japan) 2.472% due 01/14/29	500,000	422,083
Sun Communities Operating LP REIT 2.700% due 07/15/31	150,000	118,761
The Bank of New York Mellon Corp 4.596% due 07/26/30	50,000	48,378
The Goldman Sachs Group Inc 3.814% due 04/23/29	500,000	457,609
Truist Bank 2.636% due 09/17/29	250,000	233,955

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS ESG CORE BOND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Ventas Realty LP REIT 2.650% due 01/15/25	$250,000	$236,744
VICI Properties LP REIT
4.125% due 08/15/30 ~	200,000	175,369
4.625% due 12/01/29 ~	100,000	91,168

		6,202,185

Industrial - 7.9%

Allegion US Holding Co Inc 3.550% due 10/01/27	200,000	180,836
Canadian National Railway Co (Canada) 3.850% due 08/05/32	250,000	233,044
Eaton Corp 4.150% due 03/15/33	100,000	93,278
Flowserve Corp 2.800% due 01/15/32	250,000	187,857
Keysight Technologies Inc 3.000% due 10/30/29	250,000	217,205
nVent Finance Sarl (United Kingdom) 2.750% due 11/15/31	250,000	192,983
Parker-Hannifin Corp 4.500% due 09/15/29	250,000	240,132
Ryder System Inc 3.350% due 09/01/25	200,000	190,070
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	250,000	222,004
Waste Connections Inc 4.200% due 01/15/33	100,000	93,185
Waste Management Inc 4.150% due 04/15/32	150,000	143,172

		1,993,766

Technology - 3.1%

Broadcom Inc 3.187% due 11/15/36 ~	12,000	8,657
Dell International LLC 4.900% due 10/01/26	300,000	295,706
Fiserv Inc 3.500% due 07/01/29	250,000	225,763
Oracle Corp 2.300% due 03/25/28	300,000	260,373

		790,499

Utilities - 3.6%

CenterPoint Energy Houston Electric LLC 4.450% due 10/01/32	150,000	145,076
Enel Finance International NV (Italy) 2.650% due 09/10/24 ~	200,000	191,488
ITC Holdings Corp 4.950% due 09/22/27 ~	150,000	148,183
New England Power Co (United Kingdom) 5.936% due 11/25/52 ~	100,000	103,439
NiSource Inc 5.000% due 06/15/52	150,000	137,239

	Principal Amount	Value
NSTAR Electric Co 4.950% due 09/15/52	$200,000	$194,441

		919,866

Total Corporate Bonds & Notes (Cost $17,404,744)		14,968,784

MORTGAGE-BACKED SECURITIES - 2.9%

Fannie Mae - 1.7%

2.000% due 09/01/35	140,430	125,427
2.000% due 12/01/35	334,791	299,015

		424,442

Freddie Mac - 1.2%

2.000% due 12/01/35	335,597	299,745

Total Mortgage-Backed Securities (Cost $846,247)		724,187

ASSET-BACKED SECURITIES - 17.9%

Ford Credit Auto Owner Trust
0.700% due 10/15/26	450,000	409,599
1.530% due 05/15/34 ~	350,000	303,828
5.370% due 08/15/25	400,000	400,988
GM Financial Revolving Receivables Trust 1.170% due 06/12/34 ~	150,000	130,528
Magnetite Ltd (Cayman) 5.059% (USD LIBOR + 0.980%) due 04/15/31 ~ §	247,516	243,406
Magnetite XXVIII Ltd (Cayman) 5.373% (USD LIBOR + 1.130%) due 01/20/35 ~ §	250,000	243,247
Navient Private Education Refi Loan Trust 0.840% due 05/15/69 ~	138,567	119,927
Navient Student Loan Trust
1.310% due 12/26/69 ~	187,565	156,302
1.320% due 08/26/69 ~	161,336	135,368
OCP CLO Ltd (Cayman) 5.039% (USD LIBOR + 0.960%) due 07/15/30 ~ §	250,000	246,959
Palmer Square CLO Ltd (Cayman) 5.179% (USD LIBOR + 1.100%) due 07/16/31 ~ §	250,000	246,506
Palmer Square Loan Funding Ltd (Cayman) 5.043% (USD LIBOR + 0.800%) due 07/20/29 ~ §	189,754	187,569
5.143% (USD LIBOR + 0.900%) due 04/20/29 ~ §	284,217	280,884
5.479% (USD LIBOR + 1.400%) due 10/15/29 ~ §	250,000	244,179
Santander Drive Auto Receivables Trust
0.590% due 09/15/25	69,247	69,056
0.750% due 02/17/26	614,708	604,152
4.370% due 05/15/25	400,000	398,220

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS ESG CORE BOND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
SMB Private Education Loan Trust 1.070% due 01/15/53 ~	$151,204	$129,804

Total Asset-Backed Securities (Cost $4,793,728)		4,550,522

U.S. TREASURY OBLIGATIONS - 15.2%

U.S. Treasury Bonds - 4.9%

1.250% due 05/15/50	250,000	134,634
1.375% due 08/15/50	250,000	139,009
1.625% due 11/15/50	500,000	297,685
1.750% due 08/15/41	125,000	85,603
1.875% due 11/15/51	150,000	95,057
2.000% due 08/15/51	250,000	163,779
2.250% due 02/15/52	200,000	139,156
2.875% due 05/15/52	250,000	200,391

		1,255,314

U.S. Treasury Notes - 10.3%

0.375% due 11/30/25	1,500,000	1,341,914
0.875% due 11/15/30	1,000,000	799,531
2.625% due 05/31/27	500,000	471,387

		2,612,832

Total U.S. Treasury Obligations (Cost $4,663,021)		3,868,146

	Shares
SHORT-TERM INVESTMENT - 4.5%

Money Market Fund - 4.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	1,140,190	1,140,190

Total Short-Term Investment (Cost $1,140,190)		1,140,190

TOTAL INVESTMENTS - 99.4% (Cost $28,847,930)		25,251,829

OTHER ASSETS & LIABILITIES, NET - 0.6%		156,549

NET ASSETS - 100.0%		$25,408,378

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS ESG CORE BOND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$14,968,784	$—	$14,968,784	$—
	Mortgage-Backed Securities	724,187	—	724,187	—
	Asset-Backed Securities	4,550,522	—	4,550,522	—
	U.S. Treasury Obligations	3,868,146	—	3,868,146	—
	Short-Term Investment	1,140,190	1,140,190	—	—

	Total Assets	25,251,829	1,140,190	24,111,639	—

Liabilities	Due to Custodian	(222)	—	(222)	—

	Total Liabilities	(222)	—	(222)	—

	Total	$25,251,607	$1,140,190	$24,111,417	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%

Industrial - 0.0%

TNT Crane & Rigging Inc	4,054	$31,082

Total Common Stocks (Cost $1,516,777)		31,082

	Principal Amount
CORPORATE BONDS & NOTES - 74.5%

Basic Materials - 4.2%

Anglo American Capital PLC (South Africa)
2.625% due 09/10/30 ~	$6,450,000	5,256,564
2.875% due 03/17/31 ~	8,500,000	6,960,811
3.875% due 03/16/29 ~	750,000	674,852
Celanese US Holdings LLC
6.050% due 03/15/25	3,000,000	2,990,864
6.165% due 07/15/27	5,000,000	4,939,654
6.379% due 07/15/32	4,300,000	4,101,000
Glencore Funding LLC (Australia) 2.625% due 09/23/31 ~	9,000,000	7,191,984
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	710,000	723,955
Novelis Corp
3.250% due 11/15/26 ~	500,000	448,878
3.875% due 08/15/31 ~	4,679,000	3,826,217
South32 Treasury Ltd (Australia) 4.350% due 04/14/32 ~	11,000,000	9,441,135
SPCM SA (France) 3.375% due 03/15/30 ~	5,000,000	4,031,500
TMS International Corp 6.250% due 04/15/29 ~	9,126,000	6,549,776

		57,137,190

Communications - 8.0%

AT&T Inc
2.250% due 02/01/32	2,475,000	1,946,382
2.300% due 06/01/27	4,000,000	3,563,649
4.350% due 03/01/29	5,500,000	5,241,924
CCO Holdings LLC
4.250% due 02/01/31 ~	750,000	603,300
4.250% due 01/15/34 ~	8,375,000	6,197,500
6.375% due 09/01/29 ~	2,500,000	2,354,163
Charter Communications Operating LLC
2.800% due 04/01/31	1,950,000	1,522,571
3.750% due 02/15/28	1,500,000	1,355,128
4.200% due 03/15/28	5,750,000	5,294,980
5.050% due 03/30/29	1,500,000	1,414,347
Comcast Corp
2.650% due 08/15/62	2,500,000	1,408,397
3.400% due 07/15/46	4,000,000	2,947,498
CSC Holdings LLC
3.375% due 02/15/31 ~	1,500,000	980,655
4.625% due 12/01/30 ~	4,400,000	2,441,292
5.750% due 01/15/30 ~	200,000	113,239
6.500% due 02/01/29 ~	2,725,000	2,233,451
DISH Network Corp 11.750% due 11/15/27 ~	3,325,000	3,428,574

	Principal Amount	Value
Frontier Communications Holdings LLC 5.000% due 05/01/28 ~	$4,250,000	$3,714,542
Rogers Communications Inc (Canada) 3.800% due 03/15/32 ~	8,000,000	6,925,310
Sirius XM Radio Inc 3.875% due 09/01/31 ~	7,775,000	6,080,783
Sprint Capital Corp 8.750% due 03/15/32	3,000,000	3,577,065
T-Mobile USA Inc
2.050% due 02/15/28	3,000,000	2,581,597
2.400% due 03/15/29	2,000,000	1,691,808
3.375% due 04/15/29	2,050,000	1,809,524
3.500% due 04/15/31	1,125,000	973,940
3.750% due 04/15/27	7,000,000	6,603,946
3.875% due 04/15/30	6,000,000	5,448,963
4.375% due 04/15/40	3,900,000	3,344,292
5.200% due 01/15/33	1,700,000	1,690,117
Uber Technologies Inc 4.500% due 08/15/29 ~	11,525,000	10,062,823
Verizon Communications Inc
1.750% due 01/20/31	3,000,000	2,334,584
2.550% due 03/21/31	11,500,000	9,485,513

		109,371,857

Consumer, Cyclical - 9.5%

American Airlines Inc 5.750% due 04/20/29 ~	5,125,000	4,693,274
American Airlines Pass-Through Trust ‘A’
3.500% due 08/15/33	1,685,637	1,282,064
4.100% due 07/15/29	1,071,541	875,890
American Airlines Pass-Through Trust ‘AA’ 3.150% due 08/15/33	2,550,066	2,117,303
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	730,968	712,623
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	2,449,085	2,084,370
CDI Escrow Issuer Inc 5.750% due 04/01/30 ~	7,650,000	6,871,109
Dornoch Debt Merger Sub Inc 6.625% due 10/15/29 ~	3,070,000	2,157,615
Ferguson Finance PLC 4.650% due 04/20/32 ~	7,000,000	6,389,998
Fertitta Entertainment LLC
4.625% due 01/15/29 ~	4,975,000	4,216,487
6.750% due 01/15/30 ~	5,000,000	4,042,375
Ford Motor Co 6.100% due 08/19/32	2,175,000	2,012,489
Ford Motor Credit Co LLC
2.900% due 02/10/29	7,500,000	6,000,263
3.375% due 11/13/25	400,000	362,313
4.000% due 11/13/30	400,000	329,122
4.125% due 08/17/27	3,500,000	3,140,533
4.950% due 05/28/27	1,600,000	1,495,632
Foundation Building Materials Inc 6.000% due 03/01/29 ~	4,855,000	3,656,901
General Motors Co
4.200% due 10/01/27	6,500,000	6,122,902
6.125% due 10/01/25	1,950,000	1,986,550

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
General Motors Financial Co Inc
4.350% due 01/17/27	$5,000,000	$4,758,158
5.100% due 01/17/24	1,000,000	996,451
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/31 ~	5,775,000	4,720,791
5.000% due 06/01/29 ~	1,875,000	1,614,891
Hyatt Hotels Corp 6.000% due 04/23/30	5,450,000	5,343,938
Hyundai Capital America 1.650% due 09/17/26 ~	5,000,000	4,400,837
LBM Acquisition LLC 6.250% due 01/15/29 ~	4,000,000	2,550,606
Lowe’s Cos Inc 4.250% due 04/01/52	5,000,000	3,988,992
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	8,050,000	6,017,302
Marriott International Inc
2.850% due 04/15/31	4,000,000	3,248,767
5.000% due 10/15/27	2,300,000	2,273,464
Midwest Gaming Borrower LLC 4.875% due 05/01/29 ~	4,625,000	3,941,259
New Red Finance Inc (Canada) 4.000% due 10/15/30 ~	6,000,000	4,871,370
PetSmart Inc 7.750% due 02/15/29 ~	6,150,000	5,787,565
SRS Distribution Inc 6.125% due 07/01/29 ~	1,875,000	1,518,412
STL Holding Co LLC 7.500% due 02/15/26 ~	3,400,000	3,013,930
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	2,319,622	2,058,261
Viking Ocean Cruises Ship VII Ltd 5.625% due 02/15/29 ~	175,000	141,103
Warnermedia Holdings Inc
4.054% due 03/15/29 ~	6,000,000	5,202,242
4.279% due 03/15/32 ~	2,000,000	1,652,535

		128,650,687

Consumer, Non-Cyclical - 9.1%

Ahern Rentals Inc 7.375% due 05/15/23 ~	6,600,000	6,600,000
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	7,950,000	6,933,593
AmerisourceBergen Corp 2.700% due 03/15/31	8,000,000	6,660,111
Anheuser-Busch InBev Worldwide Inc (Belgium) 4.750% due 01/23/29	9,325,000	9,224,630
APi Group DE Inc 4.750% due 10/15/29 ~	5,925,000	5,166,455
CoreLogic Inc 4.500% due 05/01/28 ~	4,225,000	3,246,891
Global Payments Inc
2.150% due 01/15/27	8,000,000	6,989,780
5.400% due 08/15/32	5,000,000	4,776,382
5.950% due 08/15/52	5,000,000	4,545,616
GSK Consumer Healthcare Capital US LLC 3.375% due 03/24/29	8,000,000	7,210,379
HCA Inc 3.625% due 03/15/32 ~	7,000,000	5,941,770

	Principal Amount	Value
JBS USA LUX SA
5.125% due 02/01/28 ~	$700,000	$664,473
5.750% due 04/01/33 ~	8,000,000	7,650,240
Kraft Heinz Foods Co
4.375% due 06/01/46	5,500,000	4,494,551
5.200% due 07/15/45	3,975,000	3,686,998
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~	900,000	703,926
5.750% due 11/01/28 ~	5,200,000	3,469,504
Sysco Corp
2.400% due 02/15/30	4,000,000	3,333,603
2.450% due 12/14/31	3,000,000	2,418,299
Tenet Healthcare Corp
4.250% due 06/01/29 ~	3,125,000	2,712,953
4.375% due 01/15/30 ~	1,825,000	1,582,859
6.125% due 10/01/28 ~	4,175,000	3,746,770
6.125% due 06/15/30 ~	425,000	405,686
The Hertz Corp 5.000% due 12/01/29 ~	5,900,000	4,483,410
UnitedHealth Group Inc 5.300% due 02/15/30	7,000,000	7,230,526
US Foods Inc 4.625% due 06/01/30 ~	7,800,000	6,878,738
Viatris Inc 2.700% due 06/22/30	4,450,000	3,488,611

		124,246,754

Energy - 8.1%

Antero Midstream Partners LP 5.375% due 06/15/29 ~	7,400,000	6,775,366
Archrock Partners LP
6.250% due 04/01/28 ~	2,025,000	1,856,190
6.875% due 04/01/27 ~	1,325,000	1,267,024
Callon Petroleum Co 7.500% due 06/15/30 ~	4,125,000	3,779,738
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	7,625,000	7,545,406
Cheniere Energy Partners LP 3.250% due 01/31/32	10,925,000	8,696,920
CQP Holdco LP 5.500% due 06/15/31 ~	5,225,000	4,573,861
Energy Transfer Operating LP
2.900% due 05/15/25	1,000,000	942,625
3.750% due 05/15/30	3,000,000	2,651,976
4.000% due 10/01/27	1,200,000	1,121,920
4.050% due 03/15/25	1,200,000	1,163,317
4.750% due 01/15/26	7,200,000	7,021,067
5.500% due 06/01/27	1,500,000	1,491,753
5.550% due 02/15/28	450,000	446,954
5.800% due 06/15/38	3,000,000	2,757,831
EnLink Midstream LLC 6.500% due 09/01/30 ~	4,625,000	4,583,606
EQM Midstream Partners LP
4.750% due 01/15/31 ~	9,625,000	7,887,254
5.500% due 07/15/28	1,250,000	1,119,941
6.000% due 07/01/25 ~	184,000	177,876
6.500% due 07/01/27 ~	1,750,000	1,675,625
7.500% due 06/01/27 ~	50,000	49,029
7.500% due 06/01/30 ~	50,000	48,245

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Genesis Energy LP 7.750% due 02/01/28	$2,750,000	$2,535,665
ITT Holdings LLC 6.500% due 08/01/29 ~	3,500,000	2,954,052
MPLX LP
2.650% due 08/15/30	2,225,000	1,808,156
4.800% due 02/15/29	1,350,000	1,294,687
4.950% due 09/01/32	300,000	282,189
4.950% due 03/14/52	3,650,000	2,998,845
New Fortress Energy Inc 6.500% due 09/30/26 ~	3,425,000	3,187,305
Tallgrass Energy Partners LP
6.000% due 12/31/30 ~	3,100,000	2,684,693
6.000% due 09/01/31 ~	2,275,000	1,958,965
Targa Resources Partners LP
4.000% due 01/15/32	5,850,000	4,930,029
5.000% due 01/15/28	650,000	621,133
5.500% due 03/01/30	4,000,000	3,769,620
6.500% due 07/15/27	500,000	503,985
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~	900,000	789,079
3.875% due 11/01/33 ~	6,560,000	5,370,967
4.125% due 08/15/31 ~	7,400,000	6,317,750

		109,640,644

Financial - 20.0%

AerCap Ireland Capital DAC (Ireland)
2.450% due 10/29/26	3,250,000	2,846,149
4.450% due 10/01/25	2,000,000	1,924,637
4.625% due 10/15/27	1,000,000	930,390
Air Lease Corp
1.875% due 08/15/26	750,000	652,329
3.125% due 12/01/30	3,500,000	2,909,118
3.750% due 06/01/26	1,500,000	1,406,829
4.650% due 06/15/26	2,750,000	2,305,105
Athene Holding Ltd
3.500% due 01/15/31	1,000,000	823,428
6.150% due 04/03/30	4,925,000	4,980,408
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	6,450,000	5,558,166
2.750% due 02/21/28 ~	6,500,000	5,227,815
3.250% due 02/15/27 ~	3,200,000	2,742,774
3.950% due 07/01/24 ~	3,000,000	2,873,611
Bank of America Corp
1.922% due 10/24/31	1,000,000	766,121
2.087% due 06/14/29	7,300,000	6,155,769
2.482% due 09/21/36	4,250,000	3,132,492
2.551% due 02/04/28	3,000,000	2,668,777
2.592% due 04/29/31	7,500,000	6,124,743
2.651% due 03/11/32	5,000,000	4,014,010
2.687% due 04/22/32	1,450,000	1,164,038
2.972% due 02/04/33	6,000,000	4,849,196
6.125% due 04/27/27	5,000,000	4,918,750
Citigroup Inc
1.462% due 06/09/27	5,000,000	4,342,948
2.520% due 11/03/32	4,500,000	3,510,648
2.561% due 05/01/32	450,000	356,332
2.666% due 01/29/31	1,000,000	822,321
3.668% due 07/24/28	4,000,000	3,679,856
3.980% due 03/20/30	3,000,000	2,711,751

	Principal Amount	Value
4.075% due 04/23/29	$3,000,000	$2,765,878
4.450% due 09/29/27	10,500,000	10,028,338
Corebridge Financial Inc 3.850% due 04/05/29 ~	5,000,000	4,564,375
GLP Capital LP REIT
4.000% due 01/15/31	2,925,000	2,514,257
5.300% due 01/15/29	9,000,000	8,533,035
Host Hotels & Resorts LP REIT
2.900% due 12/15/31	5,750,000	4,412,387
3.375% due 12/15/29	6,800,000	5,698,855
3.500% due 09/15/30	1,500,000	1,241,265
HSBC Holdings PLC (United Kingdom)
2.206% due 08/17/29	4,500,000	3,640,075
4.700% due 03/09/31	3,000,000	2,384,678
Invitation Homes Operating Partnership LP REIT 2.700% due 01/15/34	9,000,000	6,588,745
Iron Mountain Inc REIT
4.875% due 09/15/29 ~	4,175,000	3,648,449
5.250% due 07/15/30 ~	1,000,000	871,255
JPMorgan Chase & Co
1.578% due 04/22/27	5,000,000	4,399,071
2.069% due 06/01/29	6,000,000	5,021,552
2.522% due 04/22/31	1,950,000	1,599,966
2.580% due 04/22/32	550,000	441,900
2.947% due 02/24/28	2,300,000	2,083,885
2.963% due 01/25/33	6,950,000	5,674,729
4.005% due 04/23/29	2,000,000	1,853,890
4.125% due 12/15/26	5,725,000	5,539,995
5.717% due 09/14/33	3,950,000	3,867,227
Liberty Mutual Group Inc 4.300% due 02/01/61 ~	3,950,000	2,414,872
Morgan Stanley
1.512% due 07/20/27	5,000,000	4,345,040
2.484% due 09/16/36	550,000	400,064
2.943% due 01/21/33	7,500,000	6,086,747
3.591% due 07/22/28	11,000,000	10,107,068
5.000% due 11/24/25	3,150,000	3,143,996
5.297% due 04/20/37	550,000	504,397
OneMain Finance Corp
3.875% due 09/15/28	3,175,000	2,528,951
5.375% due 11/15/29	4,775,000	3,913,402
State Street Corp 5.820% due 11/04/28	3,000,000	3,103,451
The Charles Schwab Corp 5.000% due 06/01/27	5,000,000	4,577,492
The Goldman Sachs Group Inc
1.542% due 09/10/27	7,000,000	6,047,197
1.948% due 10/21/27	5,000,000	4,378,448
2.600% due 02/07/30	4,000,000	3,346,847
2.615% due 04/22/32	5,050,000	4,039,445
3.102% due 02/24/33	4,000,000	3,258,324
3.800% due 03/15/30	3,000,000	2,703,848
The PNC Financial Services Group Inc 4.626% due 06/06/33	6,900,000	6,394,210
VICI Properties LP REIT
3.750% due 02/15/27 ~	3,000,000	2,728,125
4.625% due 12/01/29 ~	5,000,000	4,558,400
4.750% due 02/15/28	450,000	427,742
5.125% due 05/15/32	3,000,000	2,783,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Wells Fargo & Co
2.393% due 06/02/28	$4,500,000	$3,978,436
3.000% due 10/23/26	3,000,000	2,776,731
3.196% due 06/17/27	5,000,000	4,644,067
3.526% due 03/24/28	5,985,000	5,552,926
3.908% due 04/25/26	1,900,000	1,848,302

		272,364,471

Industrial - 11.5%

ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	3,768,194	2,626,855
Carrier Global Corp 2.722% due 02/15/30	4,450,000	3,756,261
Chart Industries Inc
7.500% due 01/01/30 ~	800,000	805,232
9.500% due 01/01/31 ~	525,000	539,078
Clydesdale Acquisition Holdings Inc
6.625% due 04/15/29 ~	3,150,000	2,998,880
8.750% due 04/15/30 ~	2,150,000	1,844,370
First Student Bidco Inc 4.000% due 07/31/29 ~	7,475,000	6,193,579
Flowserve Corp
2.800% due 01/15/32	5,050,000	3,794,700
3.500% due 10/01/30	7,050,000	5,894,382
GFL Environmental Inc (Canada)
3.500% due 09/01/28 ~	1,025,000	902,469
4.000% due 08/01/28 ~	875,000	749,276
4.375% due 08/15/29 ~	1,950,000	1,655,014
4.750% due 06/15/29 ~	2,375,000	2,081,747
Granite US Holdings Corp 11.000% due 10/01/27 ~	4,975,000	5,249,670
Hillenbrand Inc 3.750% due 03/01/31	6,375,000	5,235,787
Husky III Holding Ltd (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	2,050,000	1,819,375
LABL Inc
5.875% due 11/01/28 ~	4,475,000	3,907,324
6.750% due 07/15/26 ~	2,500,000	2,360,435
8.250% due 11/01/29 ~	1,975,000	1,576,736
Madison IAQ LLC
4.125% due 06/30/28 ~	1,875,000	1,570,312
5.875% due 06/30/29 ~	4,075,000	2,800,661
Masco Corp 7.750% due 08/01/29	4,110,000	4,503,481
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	4,375,000	4,263,031
7.250% due 04/15/25 ~	6,700,000	6,209,404
nVent Finance Sarl (United Kingdom) 2.750% due 11/15/31	3,600,000	2,778,949
OT Merger Corp 7.875% due 10/15/29 ~	5,500,000	2,928,832
Owens-Brockway Glass Container Inc 5.375% due 01/15/25 ~	5,886,000	5,656,153
Penske Truck Leasing Co LP 3.350% due 11/01/29 ~	3,675,000	3,101,980
SPX FLOW Inc 8.750% due 04/01/30 ~	6,600,000	5,213,736

	Principal Amount	Value
Standard Industries Inc
3.375% due 01/15/31 ~	$6,673,000	$5,035,368
4.375% due 07/15/30 ~	7,500,000	6,127,572
4.750% due 01/15/28 ~	4,443,000	4,004,698
TD SYNNEX Corp 2.650% due 08/09/31	5,000,000	3,801,115
Teledyne Technologies Inc
2.250% due 04/01/28	3,500,000	3,019,726
2.750% due 04/01/31	3,500,000	2,870,483
The Boeing Co 5.040% due 05/01/27	12,200,000	12,084,872
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	6,800,000	6,038,500
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	3,395,000	3,062,861
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	5,000,000	4,448,000
TransDigm Inc
4.625% due 01/15/29	675,000	594,692
4.875% due 05/01/29	4,475,000	3,909,024
5.500% due 11/15/27	675,000	635,229
Vontier Corp 2.950% due 04/01/31	4,500,000	3,258,238
WRKCo Inc 3.000% due 06/15/33	5,175,000	4,124,544

		156,032,631

Technology - 2.3%

Broadcom Inc
3.137% due 11/15/35 ~	2,700,000	1,993,469
3.187% due 11/15/36 ~	203,000	146,449
3.469% due 04/15/34 ~	2,000,000	1,601,403
4.150% due 11/15/30	1,589,000	1,427,872
4.926% due 05/15/37 ~	2,153,000	1,885,935
Entegris Escrow Corp 4.750% due 04/15/29 ~	5,375,000	4,912,494
Kyndryl Holdings Inc 2.700% due 10/15/28	3,000,000	2,256,164
Open Text Corp (Canada)
3.875% due 12/01/29 ~	1,350,000	1,087,605
6.900% due 12/01/27 ~	3,000,000	3,003,900
Open Text Holdings Inc (Canada) 4.125% due 12/01/31 ~	3,200,000	2,491,969
Oracle Corp
2.300% due 03/25/28	4,000,000	3,471,636
3.250% due 11/15/27	3,000,000	2,760,472
6.150% due 11/09/29	100,000	104,033
6.250% due 11/09/32	3,000,000	3,149,341
Rackspace Technology Global Inc 3.500% due 02/15/28 ~	2,700,000	1,572,399

		31,865,141

Utilities - 1.8%

Arizona Public Service Co 6.350% due 12/15/32	3,800,000	4,008,380
IPALCO Enterprises Inc 4.250% due 05/01/30	4,000,000	3,562,881
Oncor Electric Delivery Co LLC 4.950% due 09/15/52 ~	3,700,000	3,593,760

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Southern California Edison Co 5.950% due 11/01/32	$8,000,000	$8,478,650
Vistra Operations Co LLC 4.300% due 07/15/29 ~	6,000,000	5,410,868

		25,054,539

Total Corporate Bonds & Notes (Cost $1,153,694,287)		1,014,363,914

SENIOR LOAN NOTES - 18.2%

Communications - 0.4%

Clear Channel Outdoor Holdings Inc Term B 7.915% (USD LIBOR + 3.500%) due 08/21/26 §	6,546,509	5,961,009

Consumer, Cyclical - 2.5%

ClubCorp Holdings Inc Term B 7.480% (USD LIBOR + 2.750%) due 09/18/24 §	4,283,809	3,879,525
Fertitta Entertainment LLC Term B 8.323% (SOFR + 4.000%) due 01/27/29 §	2,952,227	2,810,151
Great Outdoors Group LLC Term B-2 8.134% (USD LIBOR + 3.750%) due 03/05/28 §	3,185,305	3,071,166
LBM Acquisition LLC Term B 7.121% (USD LIBOR + 3.750%) due 12/18/27 §	6,396,420	5,569,324
MIC Glen LLC (2nd Lien) 11.134% (USD LIBOR + 6.750%) due 07/21/29 §	1,750,000	1,597,969
SRS Distribution Inc Term B 7.884% (USD LIBOR + 3.500%) due 06/04/28 §	12,343,750	11,797,539
Tacala Investment Corp Term B 7.884% (USD LIBOR + 3.500%) due 02/05/27 §	3,819,621	3,674,793
(2nd Lien) 11.884% (USD LIBOR + 7.500%) due 02/05/28 §	1,500,000	1,365,000

		33,765,467

Consumer, Non-Cyclical - 5.4%

Allied Universal Holdco LLC Term B 8.173% (SOFR + 3.750%) due 05/14/28 §	9,875,000	9,392,359
CoreLogic Inc Term B 7.938% (USD LIBOR + 3.500%) due 06/02/28 §	10,862,500	9,092,814
Heartland Dental LLC Term B 8.387% (USD LIBOR + 4.000%) due 04/30/25 §	8,618,750	8,034,295
Mavis Tire Express Services Topco Corp 8.500% (SOFR + 4.000%) due 05/04/28 §	7,880,000	7,538,063
Medline Borrower LP Term B 7.634% (USD LIBOR + 3.250%) due 10/21/28 §	4,218,125	4,015,389

	Principal Amount	Value
Pathway Vet Alliance LLC Term B 8.134% (USD LIBOR + 3.750%) due 03/31/27 §	$8,829,478	$7,372,614
PetVet Care Centers LLC 7.134% (USD LIBOR + 2.750%) due 02/14/25 §	2,908,412	2,732,694
Term B 7.634% (USD LIBOR + 3.250%) due 02/14/25 §	2,931,122	2,754,033
Term B-3 7.884% (USD LIBOR + 3.500%) due 02/15/25 §	3,948,980	3,731,786
Spin Holdco Inc Term B 8.765% (USD LIBOR + 4.000%) due 03/04/28 §	5,895,000	5,029,172
Sunshine Luxembourg VII SARL Term B (Luxembourg) 8.480% (USD LIBOR + 3.750%) due 10/02/26 §	8,569,819	8,228,218
WCG Purchaser Corp Term B 8.384% (USD LIBOR + 4.000%) due 01/08/27 ± §	5,909,091	5,421,591

		73,343,028

Energy - 0.5%

Traverse Midstream Partners LLC Term B 8.800% (SOFR + 4.250%) due 09/27/24 §	6,826,750	6,823,337

Financial - 1.5%

AssuredPartners Inc Term B 7.884% (USD LIBOR + 3.500%) due 02/13/27 §	5,335,000	5,194,956
Deerfield Dakota Holding LLC Term B 8.073% (SOFR + 3.750%) due 04/09/27 §	8,846,271	8,279,562
USI Inc Term B 8.330% (SOFR + 3.750%) due 11/22/29 §	6,224,113	6,172,764

		19,647,282

Industrial - 4.0%

Chart Industries Inc Term B due 12/08/29 ∞	1,250,000	1,238,281
Dynasty Acquisition Co Inc 7.923% (USD LIBOR + 3.500%) due 04/08/26 §	3,698,205	3,534,985
Engineered Machinery Holdings Inc 8.480% (USD LIBOR + 3.500%) due 05/21/28 §	3,777,532	3,664,206
LABL Inc Term B 9.384% (USD LIBOR + 5.000%) due 10/29/28 §	9,652,500	9,197,018
Madison IAQ LLC 7.988% (USD LIBOR + 3.250%) due 06/21/28 §	7,880,000	7,341,536

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Mauser Packaging Solutions Holding Co Term B 7.370% (USD LIBOR + 3.250%) due 04/03/24 §	$7,983,894	$7,809,246
Pregis TopCo LLC 8.134% (USD LIBOR + 3.750%) due 08/01/26 §	3,456,250	3,358,324
Term B 8.188% (USD LIBOR + 3.750%) due 08/01/26 §	5,387,686	5,253,667
Pro Mach Group Inc Term B 8.384% (USD LIBOR + 4.000%) due 08/31/28 §	4,456,257	4,344,851
Proampac PG Borrower LLC Term B 7.829% - 8.425% (USD LIBOR + 3.750%) due 11/03/25 §	7,614,859	7,311,849
Standard Aero Ltd 7.923% (USD LIBOR + 3.500%) due 04/08/26 §	1,988,282	1,900,529

		54,954,492

Technology - 3.9%

Applied Systems Inc Term B 9.080% (SOFR + 4.500%) due 09/19/26 §	14,190,215	14,154,740
Epicor Software Corp Term C 7.634% (USD LIBOR + 3.250%) due 07/31/27 §	5,909,320	5,695,107
Peraton Corp Term B 8.134% (USD LIBOR + 3.750%) due 02/01/28 §	7,716,900	7,554,297
Polaris Newco LLC Term B 8.730% (USD LIBOR + 4.000%) due 06/04/28 §	7,900,000	7,228,500
Rackspace Technology Global Inc Term B 7.380% (USD LIBOR + 2.750%) due 02/09/28 §	4,912,500	3,092,826
RealPage Inc Term B 7.384% (USD LIBOR + 3.000%) due 04/22/28 §	6,912,500	6,591,069
UKG Inc 6.998% (USD LIBOR + 3.250%) due 05/03/26 §	8,845,662	8,425,493

		52,742,032

Total Senior Loan Notes (Cost $263,510,411)		247,236,647

ASSET-BACKED SECURITIES - 3.4%

Dryden 55 CLO Ltd (Cayman) 5.979% (USD LIBOR + 1.900%) due 04/15/31 ~ §	250,000	234,545
Dryden 58 CLO Ltd (Cayman)
5.579% (USD LIBOR + 1.500%) due 07/17/31 ~ §	1,500,000	1,448,981
5.879% (USD LIBOR + 1.800%) due 07/17/31 ~ §	1,500,000	1,395,337

	Principal Amount	Value
Dryden 61 CLO Ltd (Cayman) 5.479% (USD LIBOR + 1.400%) due 01/17/32 ~ §	$1,500,000	$1,431,611
5.829% (USD LIBOR + 1.750%) due 01/17/32 ~ §	1,500,000	1,400,064
Dryden 64 CLO Ltd (Cayman) 5.594% (USD LIBOR + 1.400%) due 04/18/31 ~ §	2,600,000	2,502,930
Flatiron RR CLO 22 LLC 5.679% (USD LIBOR + 1.600%) due 10/15/34 ~ §	7,000,000	6,645,197
Madison Park Funding Ltd (Cayman)
5.679% (USD LIBOR + 1.600%) due 07/15/30 ~ §	2,000,000	1,931,856
5.929% (USD LIBOR + 1.850%) due 07/15/30 ~ §	1,000,000	942,929
5.944% (USD LIBOR + 1.750%) due 10/18/30 ~ §	2,650,000	2,559,813
Magnetite Xxx Ltd (Cayman) 5.958% (USD LIBOR + 1.600%) due 10/25/34 ~ §	6,550,000	6,276,309
Neuberger Berman Loan Advisers CLO 38 Ltd 5.893% (USD LIBOR + 1.650%) due 10/20/35 ~ §	5,000,000	4,805,688
Palmer Square Loan Funding Ltd (Cayman)
6.025% (USD LIBOR + 1.350%) due 02/20/28 ~ §	2,000,000	1,968,064
6.575% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,000,000	964,835
Rad CLO 12 Ltd (Cayman) 6.065% (USD LIBOR + 1.650%) due 10/30/34 ~ §	4,000,000	3,839,238
Sandstone Peak Ltd (Cayman) 5.879% (USD LIBOR + 1.800%) due 10/15/34 ~ §	9,000,000	8,624,801

Total Asset-Backed Securities (Cost $49,050,000)		46,972,198

	Shares
SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	36,288,710	36,288,710

Total Short-Term Investment (Cost $36,288,710)		36,288,710

TOTAL INVESTMENTS - 98.8% (Cost $1,504,060,185)		1,344,892,551

OTHER ASSETS & LIABILITIES, NET - 1.2%		15,939,826

NET ASSETS - 100.0%		$1,360,832,377

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$31,082	$—	$31,082	$—
	Corporate Bonds & Notes	1,014,363,914	—	1,014,363,914	—
	Senior Loan Notes	247,236,647	—	241,815,056	5,421,591
	Asset-Backed Securities	46,972,198	—	46,972,198	—
	Short-Term Investment	36,288,710	36,288,710	—	—
	Total	$1,344,892,551	$36,288,710	$1,303,182,250	$5,421,591

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.0%

Invesco Senior Loan	1,472,380	$30,227,962
SPDR Blackstone Senior Loan	183,277	7,496,029
SPDR Bloomberg Short Term High Yield Bond	1,988,150	48,192,756

Total Exchange-Traded Funds (Cost $91,080,575)		85,916,747

	Principal Amount
CORPORATE BONDS & NOTES - 7.2%

Communications - 1.5%

Uber Technologies Inc
7.500% due 05/15/25 ~	$13,000,000	13,009,511
7.500% due 09/15/27 ~	10,000,000	10,027,300
8.000% due 11/01/26 ~	40,470,000	40,691,442

		63,728,253

Consumer, Cyclical - 1.3%

American Airlines Inc 11.750% due 07/15/25 ~	16,000,000	17,197,268
Caesars Entertainment Inc 8.125% due 07/01/27 ~	7,125,000	7,015,346
Carnival Corp 9.875% due 08/01/27 ~	14,335,000	13,570,299
eG Global Finance PLC (United Kingdom) 8.500% due 10/30/25 ~	2,000,000	1,866,407
Merlin Entertainments Ltd (United Kingdom) 5.750% due 06/15/26 ~	17,903,000	16,789,747

		56,439,067

Consumer, Non-Cyclical - 0.9%

Allied Universal Holdco LLC
4.625% due 06/01/28 ~	9,000,000	7,328,084
6.625% due 07/15/26 ~	24,327,000	22,309,318
CoreLogic Inc 4.500% due 05/01/28 ~	9,250,000	7,108,579

		36,745,981

Energy - 0.1%

Antero Midstream Partners LP 5.750% due 03/01/27 ~	4,827,000	4,571,542

Financial - 2.3%

Acrisure LLC 7.000% due 11/15/25 ~	22,071,000	20,313,988
AssuredPartners Inc 7.000% due 08/15/25 ~	44,066,000	42,685,100
HUB International Ltd 7.000% due 05/01/26 ~	19,170,000	18,806,153
Ryan Specialty Group LLC 4.375% due 02/01/30 ~	15,694,000	13,608,988

		95,414,229

	Principal Amount	Value
Industrial - 1.1%

TransDigm Inc 6.250% due 03/15/26 ~	$32,323,000	$31,947,730
8.000% due 12/15/25 ~	12,572,000	12,785,598

		44,733,328

Total Corporate Bonds & Notes (Cost $320,107,229)		301,632,400

SENIOR LOAN NOTES - 85.9%

Basic Materials - 2.7%

Axalta Coating Systems US Holdings Inc Term B-4 7.300% (SOFR + 3.000%) due 12/20/29 §	18,250,000	18,287,066
Herens US Holdco Corp Term B 8.730% (USD LIBOR + 4.000%) due 07/03/28 §	34,520,121	31,862,072
Vantage Specialty Chemicals Inc Term B 7.915% - 8.230% (USD LIBOR + 3.500%) due 10/28/24 §	29,615,020	28,994,941
Vibrantz Technologies Inc Term B 8.494% (SOFR + 4.250%) due 04/21/29 §	39,276,562	33,406,562

		112,550,641

Communications - 4.7%

Arches Buyer Inc 7.634% (USD LIBOR + 3.250%) due 12/06/27 § ∞	40,710,156	37,779,880
CNT Holdings I Corp Term B
7.239% (SOFR + 3.500%) due 11/08/27 §	2,547,509	2,471,084
(2nd Lien) 10.489% (SOFR + 6.750%) due 11/06/28 §	39,180,111	37,155,792
Hunter US Bidco Inc Term B 8.980% (USD LIBOR + 4.250%) due 08/19/28 ± §	6,037,344	5,931,690
MH Sub I LLC 8.134% (USD LIBOR + 3.750%) due 09/15/24 § ∞	33,938,160	33,020,213
Pug LLC Term B
7.884% (USD LIBOR + 3.500%) due 02/13/27 §	38,916,224	32,251,820
8.634% (USD LIBOR + 4.250%) due 02/13/27 ± §	20,384,206	16,969,851
Uber Technologies Inc Term B 8.235% (USD LIBOR + 3.500%) due 04/04/25 § ∞	3,864,883	3,867,298
Xplornet Communications Inc (Canada)
(2nd Lien) 11.384% (USD LIBOR + 7.000%) due 10/01/29 ± §	10,500,000	7,350,000
Term B 8.384% (USD LIBOR + 4.000%) due 10/01/28 §	25,420,147	19,859,490

		196,657,118

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 10.2%

BCPE Empire Holdings Inc
8.384% (USD LIBOR + 4.000%) due 06/11/26 §	$12,840,908	$12,467,374
9.048% (SOFR + 4.625%) due 06/11/26 §	14,151,209	13,927,153
BJ’s Wholesale Club Inc due 02/03/27 ± ∞	3,000,000	2,992,500
Bombardier Recreational Products Inc Term B-3 (Canada) due 12/13/29 ∞	3,500,000	3,437,291
Caesars Resort Collection LLC Term B 7.134% (USD LIBOR + 2.750%) due 12/22/24 § ∞	26,879,927	26,853,315
Carnival Corp Term B
6.127% (USD LIBOR + 3.250%) due 10/18/28 § ∞	38,083,152	35,734,678
7.384% (USD LIBOR + 3.000%) due 06/30/25 §	26,827,838	25,754,724
ClubCorp Holdings Inc Term B 7.480% (USD LIBOR + 2.750%) due 09/18/24 §	61,163,907	55,391,563
Fertitta Entertainment LLC Term B 8.323% (SOFR + 4.000%) due 01/27/29 §	52,528,013	50,000,102
Great Outdoors Group LLC Term B-2 8.134% (USD LIBOR + 3.750%) due 03/05/28 § ∞	19,225,167	18,536,271
Hayward Industries Inc Term B 7.673% (SOFR + 3.350%) due 05/28/28 §	3,990,000	3,825,413
Hunter Douglas Inc Term B (Netherlands) 7.859% (SOFR + 3.500%) due 02/25/29 §	34,470,541	30,519,355
MIC Glen LLC (2nd Lien) 11.134% (USD LIBOR + 6.750%) due 07/21/29 §	4,750,000	4,337,344
Playa Resorts Holding BV Term B 8.576% (SOFR + 4.250%) due 12/15/28 §	17,790,000	17,367,488
Radwell International LLC 11.205% (SOFR + 5.750%) due 04/04/29 ± § F	44,007,290	42,907,108
SRS Distribution Inc Term B
7.884% (USD LIBOR + 3.500%) due 06/04/28 § ∞	46,776,169	44,706,324
7.923% (SOFR + 3.600%) due 06/04/28 §	8,752,225	8,380,255
Sunset Debt Merger Sub Inc Term B 8.753% (USD LIBOR + 4.000%) due 10/06/28 §	24,559,400	20,187,827
Tecta America Corp 8.688% (SOFR + 4.250%) due 04/09/28 §	11,467,733	11,023,358

		428,349,443

	Principal Amount	Value
Consumer, Non-Cyclical - 19.4%

Allied Universal Holdco LLC Term B 8.173% (SOFR + 3.750%) due 05/14/28 §	$44,238,260	$42,076,115
Bausch + Lomb Corp Term B 7.842% (SOFR + 3.250%) due 05/10/27 § ∞	40,177,177	38,218,540
CoreLogic Inc
(2nd Lien) 10.938% (USD LIBOR + 6.500%) due 06/04/29 §	23,802,823	17,296,726
Term B 7.938% (USD LIBOR + 3.500%) due 06/02/28 §	31,965,790	26,758,020
Covetrus Inc 9.580% (SOFR + 5.000%) due 10/13/29 §	13,462,500	12,637,922
Curium Bidco SARL Term B (Luxembourg) 8.980% (USD LIBOR + 4.250%) due 12/09/27 ± §	17,805,103	17,404,488
Eyecare Partners LLC
8.480% (USD LIBOR + 3.750%) due 11/15/28 §	4,700,072	3,998,976
9.180% (SOFR + 4.500%) due 11/15/28 ± §	250,000	219,375
Flynn America LP Term B 8.938% (USD LIBOR + 4.500%) due 07/29/28 § ∞	11,106,927	9,718,561
Gainwell Acquisition Corp Term B 8.730% (USD LIBOR + 4.000%) due 10/01/27 §	53,812,459	51,054,570
Heartland Dental LLC 8.134% (USD LIBOR + 3.750%) due 04/30/25 §	42,649,135	39,565,944
Mavis Tire Express Services Topco Corp 8.500% (SOFR + 4.000%) due 05/04/28 §	58,196,695	55,671,365
Midwest Veterinary Partners LLC 7.371% - 8.384% (USD LIBOR + 4.000%) due 04/30/28 ± §	58,189,769	52,661,741
Packaging Coordinators Midco Inc 7.174% - 8.230% (USD LIBOR + 3.500%) due 11/30/27 §	33,883,412	32,163,829
Pathway Vet Alliance LLC Term B 8.134% (USD LIBOR + 3.750%) due 03/31/27 § ∞	79,872,348	66,693,411
PECF USS Intermediate Holding III Corp Term B 8.634% (USD LIBOR + 4.250%) due 12/15/28 §	7,425,000	6,217,665
PetVet Care Centers LLC
(2nd Lien) 10.634% (USD LIBOR + 6.250%) due 02/15/26 §	38,703,221	35,812,555
Term B-3 7.884% (USD LIBOR + 3.500%) due 02/15/25 § ∞	81,904,446	77,399,701

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Precision Medicine Group LLC Term B 6.674% - 7.730% (USD LIBOR + 3.000%) due 11/20/27 ± §	$17,887,147	$16,679,764
Southern Veterinary Partners LLC 8.384% (USD LIBOR + 4.000%) due 10/05/27 §	40,167,454	38,627,715
Spin Holdco Inc Term B 8.765% (USD LIBOR + 4.000%) due 03/04/28 §	42,294,371	36,082,385
Sunshine Luxembourg VII SARL Term B (Luxembourg) 8.480% (USD LIBOR + 3.750%) due 10/02/26 §	89,890,313	86,307,195
Team Health Holdings Inc Term B 9.573% (SOFR + 5.250%) due 02/02/27 §	38,394,809	29,132,061
VetCor Professional Practices LLC 9.009% - 10.109% (SOFR + 5.750%) due 08/31/29 ± §	20,000,000	19,250,000

		811,648,624

Energy - 1.3%

Traverse Midstream Partners LLC Term B 8.800% (SOFR + 4.250%) due 09/27/24 § ∞	54,726,227	54,698,863

Financial - 11.9%

Acrisure LLC
Term B-1 7.884% (USD LIBOR + 3.500%) due 02/15/27 §	9,099,085	8,562,621
Term B-3 8.634% (USD LIBOR + 4.250%) due 02/15/27 §	62,454,310	60,619,715
Alliant Holdings Intermediate LLC
Term B 7.634% (USD LIBOR + 3.250%) due 05/10/25 § ∞	30,788,977	30,431,055
Term B-2 7.634% (USD LIBOR + 3.250%) due 05/10/25 § ∞	5,472,867	5,409,929
Apex Group Treasury LLC Term B 8.258% (USD LIBOR + 3.750%) due 07/27/28 § ∞	39,710,326	37,824,086
9.325% - 9.326% (SOFR + 5.000%) due 07/27/28 ± § ∞	26,046,283	25,395,126
AssuredPartners Inc
7.823% (SOFR + 3.500%) due 02/13/27 §	21,530,434	20,871,065
Term B 7.884% (USD LIBOR + 3.500%) due 02/13/27 § ∞	22,539,129	21,925,354
Term B 8.573% (SOFR + 4.250%) due 02/13/27 § ∞	24,230,937	24,109,783

	Principal Amount	Value
Deerfield Dakota Holding LLC Term B 8.073% (SOFR + 3.750%) due 04/09/27 § ∞	$57,947,389	$54,235,163
(2nd Lien) 11.134% (USD LIBOR + 6.750%) due 04/14/28 §	50,070,838	47,974,121
HUB International Ltd
Term B 7.327% (USD LIBOR + 3.000%) due 04/25/25 § ∞	13,046,649	12,927,050
8.220% (SOFR + 4.000%) due 11/10/29 §	5,000,000	4,952,230
Term B-3 7.528% (USD LIBOR + 3.250%) due 04/25/25 § ∞	87,245,295	86,590,956
OneDigital Borrower LLC Term B 8.494% (SOFR + 4.250%) due 11/16/27 ± §	34,231,372	32,519,803
USI Inc Term B 8.330% (SOFR + 3.750%) due 11/22/29 § ∞	23,067,187	22,876,883

		497,224,940

Industrial - 16.2%

Artera Services LLC
7.980% (USD LIBOR + 3.250%) due 03/06/25 §	4,278,937	3,504,715
8.230% (USD LIBOR + 3.500%) due 03/06/25 §	14,047,954	11,554,442
ASP LS Acquisition Corp 9.230% (USD LIBOR + 4.500%) due 05/07/28 §	36,416,108	26,092,141
Brown Group Holding LLC Term B-2 7.844% - 8.134% (SOFR + 3.750%) due 07/01/29 §	18,952,500	18,920,357
Chart Industries Inc Term B due 12/08/29 ∞	12,000,000	11,887,500
Charter Next Generation Inc 8.134% (USD LIBOR + 3.750%) due 12/01/27 §	32,280,141	31,392,437
Clydesdale Acquisition Holdings Inc 8.598% (SOFR + 4.275%) due 04/13/29 §	15,581,231	14,885,326
Crosby US Acquisition Corp 9.321% (SOFR + 5.000%) due 06/27/26 ± §	12,625,000	12,104,219
Dynasty Acquisition Co Inc 7.923% (USD LIBOR + 3.500%) due 04/08/26 § ∞	32,083,788	30,667,770
Engineered Components & Systems LLC Term B 10.292% (USD LIBOR + 6.000%) due 08/02/28 ± §	9,405,000	8,346,937
Engineered Machinery Holdings Inc (2nd Lien) 11.230% (USD LIBOR + 6.500%) due 05/21/29 §	1,860,812	1,693,339

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
First Student Bidco Inc
Term B 7.726% (USD LIBOR + 3.000%) due 07/21/28 § ∞	$12,914,187	$11,703,482
Term C 7.726% (USD LIBOR + 3.000%) due 07/21/28 § ∞	4,799,611	4,349,648
KKR Apple Bidco LLC
(2nd Lien) 10.134% (USD LIBOR + 5.750%) due 09/23/29 §	7,596,094	7,372,010
Term B 8.323% (SOFR + 4.000%) due 09/23/28 §	8,800,000	8,794,500
Kloeckner Pentaplast of America Inc Term B (Luxembourg) 8.259% (SOFR + 4.750%) due 02/09/26 §	16,584,612	14,822,497
LABL Inc Term B 9.384% (USD LIBOR + 5.000%) due 10/29/28 § ∞	51,647,724	49,210,571
LTI Holdings Inc Term B 7.884% (USD LIBOR + 3.500%) due 09/06/25 § ∞	43,306,624	41,560,847
Mauser Packaging Solutions Holding Co Term B 7.370% (USD LIBOR + 3.250%) due 04/03/24 § ∞	76,514,464	74,840,710
Pregis TopCo LLC 8.134% (USD LIBOR + 3.750%) due 08/01/26 § ∞	10,363,642	10,070,009
Term B 8.188% (SOFR + 3.750%) due 08/01/26 §	7,383,206	7,199,549
Pretium PKG Holdings Inc 7.741% - 8.735% (USD LIBOR + 4.000%) due 10/01/28 §	18,358,230	14,680,030
(2nd Lien) 10.493% - 11.485% (USD LIBOR + 6.750%) due 10/01/29 §	7,245,000	4,519,069
Pro Mach Group Inc Term B due 08/31/28 ± ∞	1,000,000	960,000
8.384% (USD LIBOR + 4.000%) due 08/31/28 §	34,735,209	33,866,828
Proampac PG Borrower LLC Term B 7.829% - 8.425% (USD LIBOR + 3.750%) due 11/03/25 §	45,701,297	43,882,751
SPX FLOW Inc Term B 8.923% (SOFR + 4.600%) due 04/05/29 § ∞	43,546,674	40,634,490
Standard Aero Ltd 7.923% (USD LIBOR + 3.500%) due 04/08/26 § ∞	17,224,442	16,464,242
Star US Bidco LLC Term B 8.980% (USD LIBOR + 4.250%) due 03/17/27 §	28,729,258	27,400,530
The Kenan Advantage Group Inc Term B-1 8.134% (USD LIBOR + 3.750%) due 03/24/26 §	4,864,112	4,751,197

	Principal Amount	Value
TransDigm Inc Term H 7.830% (SOFR + 3.250%) due 02/14/27 § ∞	$32,838,545	$32,774,411
USIC Holdings Inc
(2nd Lien) 10.884% (USD LIBOR + 6.500%) due 05/14/29 §	10,903,964	10,249,726
Term B 7.884% (USD LIBOR + 3.500%) due 05/14/28 §	30,827,062	29,510,500
WP CPP Holdings LLC Term B 8.170% (USD LIBOR + 3.750%) due 04/30/25 §	20,501,937	17,964,823

		678,631,603

Technology - 18.9%

Applied Systems Inc
(2nd Lien) 10.230% (USD LIBOR + 5.500%) due 09/19/25 §	62,631,754	62,396,885
Term B 9.080% (SOFR + 4.500%) due 09/19/26 § ∞	55,985,945	55,845,981
AthenaHealth Group Inc Term B 7.821% (SOFR + 3.500%) due 02/15/29 § F	6,590,664	5,967,299
Azalea Topco Inc Term B 8.173% (SOFR + 3.850%) due 07/25/26 §	10,421,250	9,613,603
Central Parent Inc 9.080% (SOFR + 4.500%) due 07/06/29 § ∞	62,499,923	62,075,111
Epicor Software Corp
(2nd Lien) 12.134% (USD LIBOR + 7.750%) due 07/31/28 § ∞	86,039,591	85,179,196
Term C 7.634% (USD LIBOR + 3.250%) due 07/31/27 §	12,915,641	12,447,449
Finastra USA Inc Term B 6.871% (USD LIBOR + 3.500%) due 06/13/24 §	58,871,520	52,236,228
MRI Software LLC 10.230% (USD LIBOR + 5.500%) due 02/10/26 §	22,404,223	21,592,070
Peraton Corp
(2nd Lien) 12.089% (USD LIBOR + 7.750%) due 02/01/29 § ∞	24,935,188	23,831,806
Term B 8.134% (USD LIBOR + 3.750%) due 02/01/28 §	34,881,665	34,146,673
Polaris Newco LLC Term B 8.730% (USD LIBOR + 4.000%) due 06/04/28 §	79,074,410	72,353,085
Project Ruby Ultimate Parent Corp Term B 7.634% (USD LIBOR + 3.250%) due 03/10/28 §	18,138,832	17,191,078

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
RealPage Inc (2nd Lien) 10.884% (USD LIBOR + 6.500%) due 04/22/29 § ∞	$81,973,525	$79,206,919
Sophia LP (2nd Lien) 12.730% (USD LIBOR + 8.000%) due 10/07/28 §	27,912,930	27,843,148
Sovos Compliance LLC Term B 8.884% (USD LIBOR + 4.500%) due 08/12/28 § ∞	70,039,626	64,629,065
UKG Inc
6.998% (USD LIBOR + 3.250%) due 05/03/26 §	29,096,105	27,714,040
8.134% (USD LIBOR + 3.750%) due 05/03/26 §	49,385,746	47,679,271
(2nd Lien) 8.998% (USD LIBOR + 5.250%) due 05/03/27 §	33,360,000	30,816,300

		792,765,207

Utilities - 0.6%

PG&E Corp Term B 7.438% (USD LIBOR + 3.000%) due 06/23/25 §	26,036,203	25,870,222

Total Senior Loan Notes (Cost $3,787,546,741)		3,598,396,661

	Shares
SHORT-TERM INVESTMENT - 6.1%

Money Market Fund - 6.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	253,866,026	253,866,026

Total Short-Term Investment (Cost $253,866,026)		253,866,026

TOTAL INVESTMENTS - 101.2% (Cost $4,452,600,571)		4,239,811,834

OTHER ASSETS & LIABILITIES, NET - (1.2%)		(50,213,850)

NET ASSETS - 100.0%		$4,189,597,984

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$85,916,747	$85,916,747	$—	$—
	Corporate Bonds & Notes	301,632,400	—	301,632,400	—
	Senior Loan Notes	3,598,396,661	—	3,336,704,059	261,692,602
	Short-Term Investment	253,866,026	253,866,026	—	—

	Total	$4,239,811,834	$339,782,773	$3,638,336,459	$261,692,602

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the nine month period ended December 31, 2022:

Senior Loan Notes
Value, Beginning of Period	$220,993,061
Purchases	121,771,603
Sales (Includes Paydowns)	(34,106,329)
Accrued Discounts (Premiums)	127,332
Net Realized Gains (Losses)	(536,130)
Change in Net Unrealized Appreciation (Depreciation)	(15,388,646)
Transfers In	98,038,366
Transfers Out	(129,206,655)

Value, End of Period	$261,692,602

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($11,461,941)

The table below shows transfers to/from Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$98,038,366	2	3	Vendor Price (Observable inputs)	Unobservable Single Broker Quote
129,206,655	3	2	Unobservable Single Broker Quote	Vendor Price (Observable inputs)

Additional information about Level 3 fair value measurements as of December 31, 2022 was as follows:

	Value at 12/31/22	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Senior Loan Notes	$22,242,500	Cost	Trade price	96.3 - 99.8	96.7

All other significant unobservable inputs used to value Senior Loan Notes with an aggregate value of $239,450,102 were provided by a single broker quote.

Significant changes to a single broker quote or a trade price would have direct and proportional changes to the fair value of the security.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%

Industrial - 0.0%

TNT Crane & Rigging Inc *	709	$5,436

Total Common Stocks (Cost $264,097)		5,436

	Principal Amount
CORPORATE BONDS & NOTES - 87.9%

Basic Materials - 4.5%

Hecla Mining Co 7.250% due 02/15/28	$750,000	739,636
INEOS Quattro Finance 2 PLC (United Kingdom) 3.375% due 01/15/26 ~	600,000	551,997
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	80,000	81,572
Novelis Corp
3.875% due 08/15/31 ~	315,000	257,589
4.750% due 01/30/30 ~	550,000	488,851
Perenti Finance Pty Ltd (Australia) 6.500% due 10/07/25 ~	700,000	657,125
SPCM SA (France) 3.375% due 03/15/30 ~	550,000	443,465
TMS International Corp 6.250% due 04/15/29 ~	825,000	592,106

		3,812,341

Communications - 12.4%

CCO Holdings LLC
4.250% due 02/01/31 ~	340,000	273,496
4.750% due 03/01/30 ~	2,075,000	1,794,252
5.375% due 06/01/29 ~	300,000	271,957
6.375% due 09/01/29 ~	275,000	258,958
Ciena Corp 4.000% due 01/31/30 ~	535,000	471,541
Clear Channel Outdoor Holdings Inc 5.125% due 08/15/27 ~	875,000	760,069
CommScope Inc 8.250% due 03/01/27 ~	635,000	493,128
CommScope Technologies LLC 6.000% due 06/15/25 ~	404,000	368,472
CSC Holdings LLC
3.375% due 02/15/31 ~	200,000	130,754
6.500% due 02/01/29 ~	1,425,000	1,167,951
DISH Network Corp 11.750% due 11/15/27 ~	725,000	747,584
Frontier Communications Holdings Corp
5.000% due 05/01/28 ~	425,000	371,454
5.875% due 10/15/27 ~	125,000	116,346
Level 3 Financing Inc
3.625% due 01/15/29 ~	195,000	143,111
4.625% due 09/15/27 ~	715,000	596,489
Lumen Technologies Inc
4.000% due 02/15/27 ~	425,000	361,115
4.500% due 01/15/29 ~	150,000	103,734
Outfront Media Capital LLC
4.250% due 01/15/29 ~	215,000	178,666
5.000% due 08/15/27 ~	825,000	743,982

	Principal Amount	Value
Sprint Capital Corp 8.750% due 03/15/32	$675,000	$804,840
Uber Technologies Inc 4.500% due 08/15/29 ~	560,000	488,953

		10,646,852

Consumer, Cyclical - 19.5%

American Airlines Inc 5.750% due 04/20/29 ~	705,000	645,611
American Airlines Pass-Through Trust ‘B’
3.950% due 01/11/32	200,000	159,237
5.250% due 07/15/25	85,280	83,139
Boyd Gaming Corp 4.750% due 06/15/31 ~	862,000	750,957
Caesars Entertainment Inc
4.625% due 10/15/29 ~	550,000	448,577
8.125% due 07/01/27 ~	1,075,000	1,058,456
Cedar Fair LP 5.250% due 07/15/29	1,065,000	958,132
Clarios Global LP
6.250% due 05/15/26 ~	280,000	274,109
8.500% due 05/15/27 ~	250,000	244,639
Dornoch Debt Merger Sub Inc 6.625% due 10/15/29 ~	355,000	249,496
Empire Resorts Inc 7.750% due 11/01/26 ~	200,000	160,693
Fertitta Entertainment LLC
4.625% due 01/15/29 ~	485,000	411,055
6.750% due 01/15/30 ~	290,000	234,458
Ford Motor Co
3.250% due 02/12/32	1,975,000	1,484,650
4.750% due 01/15/43	635,000	457,230
6.100% due 08/19/32	170,000	157,298
Foundation Building Materials Inc 6.000% due 03/01/29 ~	425,000	320,120
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/31 ~	420,000	343,330
5.000% due 06/01/29 ~	300,000	258,383
Jacobs Entertainment Inc 6.750% due 02/15/29 ~	465,000	420,328
Las Vegas Sands Corp 3.900% due 08/08/29	850,000	717,772
LBM Acquisition LLC 6.250% due 01/15/29 ~	900,000	573,887
LGI Homes Inc 4.000% due 07/15/29 ~	650,000	503,051
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	770,000	575,568
Marriott Ownership Resorts Inc 4.750% due 01/15/28	675,000	588,824
New Red Finance Inc (Canada) 3.500% due 02/15/29 ~	465,000	399,465
NMG Holding Co Inc 7.125% due 04/01/26 ~	625,000	586,930
PetSmart Inc 7.750% due 02/15/29 ~	700,000	658,747
Royal Caribbean Cruises Ltd
9.250% due 01/15/29 ~	325,000	334,362
11.625% due 08/15/27 ~	100,000	100,596

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
SeaWorld Parks & Entertainment Inc 5.250% due 08/15/29 ~	$550,000	$479,599
Six Flags Entertainment Corp 5.500% due 04/15/27 ~	690,000	622,518
SRS Distribution Inc
4.625% due 07/01/28 ~	445,000	395,044
6.000% due 12/01/29 ~	145,000	115,587
6.125% due 07/01/29 ~	75,000	60,737
STL Holding Co LLC 7.500% due 02/15/26 ~	550,000	487,548
Viking Cruises Ltd 6.250% due 05/15/25 ~	440,000	402,052
Viking Ocean Cruises Ship VII Ltd 5.625% due 02/15/29 ~	50,000	40,315

		16,762,500

Consumer, Non-Cyclical - 15.1%

1375209 BC Ltd (Canada) 9.000% due 01/30/28 ~	188,000	184,005
Ahern Rentals Inc 7.375% due 05/15/23 ~	1,591,000	1,591,000
Albertsons Cos Inc
3.500% due 03/15/29 ~	50,000	42,059
5.875% due 02/15/28 ~	950,000	904,780
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	1,700,000	1,482,655
APi Group DE Inc 4.750% due 10/15/29 ~	525,000	457,787
Avantor Funding Inc
3.875% due 11/01/29 ~	50,000	42,051
4.625% due 07/15/28 ~	525,000	478,128
Bausch Health Cos Inc
6.125% due 02/01/27 ~	75,000	51,816
11.000% due 09/30/28 ~	336,000	263,708
Central Garden & Pet Co 4.125% due 04/30/31 ~	590,000	489,169
Charles River Laboratories International Inc
3.750% due 03/15/29 ~	100,000	88,585
4.000% due 03/15/31 ~	100,000	86,644
4.250% due 05/01/28 ~	337,000	310,963
Community Health Systems Inc
4.750% due 02/15/31 ~	180,000	131,021
5.625% due 03/15/27 ~	625,000	537,050
CoreLogic Inc 4.500% due 05/01/28 ~	650,000	499,522
Garda World Security Corp (Canada)
6.000% due 06/01/29 ~	100,000	81,385
9.500% due 11/01/27 ~	497,000	479,407
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~	125,000	97,767
5.750% due 11/01/28 ~	625,000	417,008
Option Care Health Inc 4.375% due 10/31/29 ~	550,000	481,792
PECF USS Intermediate Holding III Corp 8.000% due 11/15/29 ~	390,000	253,886
Performance Food Group Inc 4.250% due 08/01/29 ~	550,000	477,290
Pilgrim’s Pride Corp 4.250% due 04/15/31 ~	275,000	234,300

	Principal Amount	Value
Post Holdings Inc 4.625% due 04/15/30 ~	$575,000	$497,274
Select Medical Corp 6.250% due 08/15/26 ~	810,000	771,841
Tenet Healthcare Corp
4.250% due 06/01/29 ~	300,000	260,444
4.375% due 01/15/30 ~	190,000	164,791
4.625% due 06/15/28 ~	75,000	67,226
6.125% due 10/01/28 ~	195,000	174,999
The Hertz Corp 5.000% due 12/01/29 ~	560,000	425,544
US Foods Inc 4.625% due 06/01/30 ~	525,000	462,992

		12,988,889

Energy - 11.8%

Antero Midstream Partners LP 5.375% due 06/15/29 ~	835,000	764,518
Archrock Partners LP
6.250% due 04/01/28 ~	100,000	91,664
6.875% due 04/01/27 ~	395,000	377,716
Buckeye Partners LP 4.500% due 03/01/28 ~	440,000	387,440
Callon Petroleum Co 7.500% due 06/15/30 ~	200,000	183,260
Cheniere Energy Partners LP
3.250% due 01/31/32	535,000	425,890
4.000% due 03/01/31	375,000	319,766
Chesapeake Energy Corp 6.750% due 04/15/29 ~	485,000	472,851
CQP Holdco LP 5.500% due 06/15/31 ~	700,000	612,766
Endeavor Energy Resources LP 5.750% due 01/30/28 ~	825,000	791,299
EnLink Midstream LLC 6.500% due 09/01/30 ~	550,000	545,077
EQM Midstream Partners LP
4.750% due 01/15/31 ~	415,000	340,074
5.500% due 07/15/28	150,000	134,393
6.000% due 07/01/25 ~	28,000	27,068
6.500% due 07/01/27 ~	210,000	201,075
Genesis Energy LP 7.750% due 02/01/28	600,000	553,236
ITT Holdings LLC 6.500% due 08/01/29 ~	435,000	367,147
MPLX LP 6.875% due 02/15/23	550,000	544,500
New Fortress Energy Inc 6.500% due 09/30/26 ~	350,000	325,710
Range Resources Corp 8.250% due 01/15/29	300,000	309,537
Tallgrass Energy Partners LP
6.000% due 12/31/30 ~	550,000	476,317
6.000% due 09/01/31 ~	250,000	215,271
Tap Rock Resources LLC 7.000% due 10/01/26 ~	100,000	93,135
Targa Resources Partners LP
4.000% due 01/15/32	425,000	358,164
6.500% due 07/15/27	50,000	50,399

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
USA Compression Partners LP 6.875% due 09/01/27	$650,000	$608,793
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~	125,000	109,594
3.875% due 11/01/33 ~	400,000	327,498
4.125% due 08/15/31 ~	125,000	106,719

		10,120,877

Financial - 4.1%

Avolon Holdings Funding Ltd (Ireland) 2.750% due 02/21/28 ~	800,000	643,423
Iron Mountain Inc REIT
4.500% due 02/15/31 ~	75,000	61,815
4.875% due 09/15/29 ~	455,000	397,615
Iron Mountain Information Management Services Inc REIT 5.000% due 07/15/32 ~	125,000	104,018
OneMain Finance Corp
3.875% due 09/15/28	365,000	290,730
5.375% due 11/15/29	225,000	184,401
Park Intermediate Holdings LLC REIT 4.875% due 05/15/29 ~	540,000	457,812
The Howard Hughes Corp 5.375% due 08/01/28 ~	1,015,000	916,038
VICI Properties LP REIT 4.625% due 12/01/29 ~	500,000	455,840

		3,511,692

Industrial - 16.5%

ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	497,686	346,943
BWX Technologies Inc 4.125% due 04/15/29 ~	550,000	482,153
Chart Industries Inc
7.500% due 01/01/30 ~	75,000	75,490
9.500% due 01/01/31 ~	50,000	51,341
Clydesdale Acquisition Holdings Inc
6.625% due 04/15/29 ~	225,000	214,206
8.750% due 04/15/30 ~	225,000	193,015
First Student Bidco Inc 4.000% due 07/31/29 ~	950,000	787,144
GFL Environmental Inc (Canada)
3.500% due 09/01/28 ~	190,000	167,287
4.375% due 08/15/29 ~	170,000	144,283
4.750% due 06/15/29 ~	350,000	306,784
Granite US Holdings Corp 11.000% due 10/01/27 ~	675,000	712,267
Hillenbrand Inc 3.750% due 03/01/31	560,000	459,928
Husky III Holding Ltd (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	150,000	133,125
LABL Inc
5.875% due 11/01/28 ~	315,000	275,041
6.750% due 07/15/26 ~	125,000	118,022
8.250% due 11/01/29 ~	170,000	135,719
Madison IAQ LLC
4.125% due 06/30/28 ~	190,000	159,125
5.875% due 06/30/29 ~	625,000	429,549

	Principal Amount	Value
Mauser Packaging Solutions Holding Co 7.250% due 04/15/25 ~	$1,015,000	$940,678
OT Merger Corp 7.875% due 10/15/29 ~	590,000	314,184
Owens-Brockway Glass Container Inc 5.375% due 01/15/25 ~	775,000	744,736
Pentair Finance Sarl 5.900% due 07/15/32	850,000	835,640
Sensata Technologies BV 4.000% due 04/15/29 ~	150,000	129,578
Sensata Technologies Inc 4.375% due 02/15/30 ~	625,000	545,175
Spirit AeroSystems Inc 9.375% due 11/30/29 ~	225,000	237,139
SPX FLOW Inc 8.750% due 04/01/30 ~	575,000	454,227
Standard Industries Inc
3.375% due 01/15/31 ~	75,000	56,594
4.375% due 07/15/30 ~	145,000	118,466
4.750% due 01/15/28 ~	1,650,000	1,487,227
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	1,010,000	911,190
TK Elevator Holdco GmbH (Germany) 7.625% due 07/15/28 ~	625,000	511,337
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	325,000	289,120
TransDigm Inc
4.875% due 05/01/29	490,000	428,027
6.250% due 03/15/26 ~	340,000	336,053
TransDigm UK Holdings PLC 6.875% due 05/15/26	650,000	635,741

		14,166,534

Technology - 1.6%

Entegris Escrow Corp 5.950% due 06/15/30 ~	275,000	253,962
Entegris Inc
3.625% due 05/01/29 ~	150,000	122,329
4.375% due 04/15/28 ~	440,000	389,767
Open Text Corp (Canada) 3.875% due 12/01/29 ~	170,000	136,958
Open Text Holdings Inc (Canada) 4.125% due 12/01/31 ~	335,000	260,878
Rackspace Technology Global Inc 3.500% due 02/15/28 ~	315,000	183,447

		1,347,341

Utilities - 2.4%

Calpine Corp 5.125% due 03/15/28 ~	590,000	527,654
Clearway Energy Operating LLC 3.750% due 02/15/31 ~	500,000	415,762
NRG Energy Inc
3.625% due 02/15/31 ~	170,000	129,544
5.250% due 06/15/29 ~	250,000	221,105

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Vistra Operations Co LLC
4.375% due 05/01/29 ~	$350,000	$302,271
5.000% due 07/31/27 ~	325,000	302,345
5.500% due 09/01/26 ~	170,000	164,058

		2,062,739

Total Corporate Bonds & Notes (Cost $85,624,607)		75,419,765

SENIOR LOAN NOTES - 1.6%

Consumer, Cyclical - 0.5%

MIC Glen LLC (2nd Lien) 11.134% (USD LIBOR + 6.750%) due 07/21/29 §	250,000	228,281
Tacala Investment Corp Term B (2nd Lien) 11.884% (USD LIBOR + 7.500%) due 02/05/28 §	250,000	227,500

		455,781

Industrial - 1.1%

Dynasty Acquisition Co Inc 7.923% (USD LIBOR + 3.500%) due 04/08/26 §	629,213	601,443
Standard Aero Ltd 7.923% (USD LIBOR + 3.500%) due 04/08/26 §	338,287	323,357

		924,800

Total Senior Loan Notes (Cost $1,465,963)		1,380,581

ASSET-BACKED SECURITIES - 7.4%

Benefit Street Partners CLO Ltd (Cayman)
10.193% (USD LIBOR + 5.950%) due 04/20/31 ~ §	250,000	220,090
10.779% (USD LIBOR + 6.700%) due 01/17/32 ~ §	250,000	223,239
CarVal CLO III Ltd (Cayman) 10.683% (USD LIBOR + 6.440%) due 07/20/32 ~ §	525,000	465,664
CIFC Funding Ltd (Cayman) 11.479% (USD LIBOR + 7.400%) due 01/16/33 ~ §	550,000	505,055
Dryden CLO Fund (Cayman) 11.279% (USD LIBOR + 7.200%) due 04/15/31 ~ §	250,000	181,738
Fillmore Park CLO Ltd (Cayman) 9.479% (USD LIBOR + 5.400%) due 07/15/30 ~ §	250,000	215,415
Magnetite XXII Ltd (Cayman) 10.429% (USD LIBOR + 6.350%) due 04/15/31 ~ §	500,000	450,318
Magnetite XXIX Ltd (Cayman) 9.829% (USD LIBOR + 5.750%) due 01/15/34 ~ §	1,050,000	945,037
Magnetite XXXI Ltd (Cayman) 10.079% (USD LIBOR + 6.000%) due 07/15/34 ~ §	500,000	436,274
Neuberger Berman Loan Advisers CLO Ltd (Cayman) 10.327% (USD LIBOR + 6.100%) due 01/20/32 ~ §	850,000	772,709

	Principal Amount	Value
10.443% (USD LIBOR + 6.200%) due 01/20/31 ~ §	$750,000	$686,010
10.743% (USD LIBOR + 6.500%) due 04/20/31 ~ §	500,000	455,859
OHA Credit Partners VII Ltd (Cayman) 10.925% (USD LIBOR + 6.250%) due 02/20/34 ~ §	250,000	223,832
Rad CLO 2 Ltd (Cayman)
10.079% (USD LIBOR + 6.000%) due 10/15/31 ~ §	400,000	340,333
11.529% (USD LIBOR + 7.450%) due 10/15/31 ~ §	250,000	185,327

Total Asset-Backed Securities (Cost $7,042,860)		6,306,900

	Shares
SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	1,812,053	1,812,053

Total Short-Term Investment (Cost $1,812,053)		1,812,053

TOTAL INVESTMENTS - 99.0% (Cost $96,209,580)		84,924,735

OTHER ASSETS & LIABILITIES, NET - 1.0%		868,083

NET ASSETS - 100.0%		$85,792,818

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$5,436	$—	$5,436	$—
	Corporate Bonds & Notes	75,419,765	—	75,419,765	—
	Senior Loan Notes	1,380,581	—	1,380,581	—
	Asset-Backed Securities	6,306,900	—	6,306,900	—
	Short-Term Investment	1,812,053	1,812,053	—	—

	Total	$84,924,735	$1,812,053	$83,112,682	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Basic Materials - 3.6%

AdvanSix Inc	23,600	$897,272
Alcoa Corp	9,868	448,698
Arconic Corp *	49,681	1,051,250
Celanese Corp	9,982	1,020,560

		3,417,780

Communications - 2.6%

Calix Inc *	18,034	1,234,067
Revolve Group Inc *	15,232	339,064
Ziff Davis Inc *	11,345	897,390

		2,470,521

Consumer, Cyclical - 11.2%

Academy Sports & Outdoors Inc	18,311	962,060
American Eagle Outfitters Inc	52,444	732,118
BJ’s Wholesale Club Holdings Inc *	14,180	938,149
Bloomin’ Brands Inc	44,148	888,258
Darden Restaurants Inc	7,018	970,800
Deckers Outdoor Corp *	3,320	1,325,211
Hilton Grand Vacations Inc *	21,258	819,283
KB Home	22,022	701,401
Lithia Motors Inc	4,474	916,007
Petco Health & Wellness Co Inc *	79,384	752,560
SeaWorld Entertainment Inc *	19,272	1,031,245
Steven Madden Ltd	21,771	695,801

		10,732,893

Consumer, Non-Cyclical - 25.2%

AdaptHealth Corp *	51,021	980,624
Amicus Therapeutics Inc *	65,979	805,604
ANI Pharmaceuticals Inc *	4,885	196,524
Avantor Inc *	31,238	658,809
CareDx Inc *	25,611	292,222
Charles River Laboratories International Inc *	4,409	960,721
Edgewell Personal Care Co	19,674	758,236
Exact Sciences Corp *	11,056	547,383
FTI Consulting Inc *	4,848	769,862
Horizon Therapeutics PLC *	22,665	2,579,277
I3 Verticals Inc ‘A’ *	25,189	613,100
Iovance Biotherapeutics Inc *	44,342	283,345
Jazz Pharmaceuticals PLC *	9,765	1,555,662
Lantheus Holdings Inc *	15,830	806,697
Merit Medical Systems Inc *	16,393	1,157,674
Neurocrine Biosciences Inc *	10,739	1,282,666
Performance Food Group Co *	18,001	1,051,078
Prestige Consumer Healthcare Inc *	23,395	1,464,527
Progyny Inc *	17,469	544,159
Quanta Services Inc	17,522	2,496,885
Revance Therapeutics Inc *	35,712	659,244
SeaSpine Holdings Corp *	67,608	564,527
Spectrum Brands Holdings Inc	19,694	1,199,758
Textainer Group Holdings Ltd (China)	38,148	1,182,969
Ultragenyx Pharmaceutical Inc *	15,175	703,058

		24,114,611

Energy - 5.3%

Civitas Resources Inc	23,915	1,385,396

	Shares	Value
Diamondback Energy Inc	9,189	$1,256,871
HF Sinclair Corp	16,693	866,200
Magnolia Oil & Gas Corp ‘A’	52,562	1,232,579
Sunnova Energy International Inc *	21,435	386,044

		5,127,090

Financial - 21.5%

Agree Realty Corp REIT	23,862	1,692,532
Brixmor Property Group Inc REIT	80,161	1,817,250
Cadence Bank	62,241	1,534,863
Everest Re Group Ltd	5,427	1,797,802
First Industrial Realty Trust Inc REIT	30,855	1,489,062
Hancock Whitney Corp	39,308	1,902,114
Home BancShares Inc	54,442	1,240,733
Host Hotels & Resorts Inc REIT	57,312	919,858
James River Group Holdings Ltd	44,173	923,657
Lamar Advertising Co ‘A’ REIT	12,962	1,223,613
Mid-America Apartment Communities Inc REIT	8,775	1,377,587
Pinnacle Financial Partners Inc	19,692	1,445,393
Radian Group Inc	40,201	766,633
Stifel Financial Corp	21,093	1,231,198
Western Alliance Bancorp	20,958	1,248,259

		20,610,554

Industrial - 12.9%

Atkore Inc *	11,035	1,251,590
Coherent Corp *	21,809	765,496
EnPro Industries Inc	10,009	1,087,878
Evoqua Water Technologies Corp *	33,245	1,316,502
Graphic Packaging Holding Co	59,912	1,333,042
Great Lakes Dredge & Dock Corp *	81,186	483,057
Heritage-Crystal Clean Inc *	20,311	659,701
Hillenbrand Inc	34,503	1,472,243
Jacobs Solutions Inc	9,223	1,107,406
Knight-Swift Transportation Holdings Inc	15,419	808,110
Littelfuse Inc	4,053	892,470
The Timken Co	17,150	1,211,990

		12,389,485

Technology - 10.6%

Amdocs Ltd	12,308	1,118,797
Box Inc ‘A’ *	48,797	1,519,051
CommVault Systems Inc *	13,432	844,067
DigitalOcean Holdings Inc *	11,089	282,437
Elastic NV *	11,198	576,697
KnowBe4 Inc ‘A’ *	12,041	298,376
Marvell Technology Inc	22,454	831,696
ON Semiconductor Corp *	16,376	1,021,371
Onto Innovation Inc *	12,180	829,336
SentinelOne Inc ‘A’ *	29,472	429,996
Silicon Laboratories Inc *	8,059	1,093,365
Sprout Social Inc ‘A’ *	13,375	755,152
ZoomInfo Technologies Inc ‘A’ *	19,054	573,716

		10,174,057

Utilities - 4.5%

NiSource Inc	49,265	1,350,846
Portland General Electric Co	32,836	1,608,964

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value
The AES Corp	46,644	$1,341,482

		4,301,292

Total Common Stocks (Cost $79,678,331)		93,338,283

SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	2,102,621	2,102,621

Total Short-Term Investment (Cost $2,102,621)		2,102,621

TOTAL INVESTMENTS - 99.6% (Cost $81,780,952)		95,440,904

OTHER ASSETS & LIABILITIES, NET - 0.4%		412,384

NET ASSETS - 100.0%		$95,853,288

Note to Schedule of Investment

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$93,338,283	$93,338,283	$—	$—
	Short-Term Investment	2,102,621	2,102,621	—	—

	Total	$95,440,904	$95,440,904	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Basic Materials - 3.6%

AdvanSix Inc	3,595	$136,682
Arconic Corp *	4,543	96,130
Avient Corp	2,440	82,375
Kaiser Aluminum Corp	1,292	98,140

		413,327

Communications - 3.7%

Calix Inc *	2,252	154,104
Revolve Group Inc *	2,204	49,061
Viavi Solutions Inc *	7,440	78,195
Ziff Davis Inc *	1,807	142,934

		424,294

Consumer, Cyclical - 12.2%

Academy Sports & Outdoors Inc	1,573	82,646
American Eagle Outfitters Inc	6,518	90,991
Bally’s Corp *	3,295	63,857
BJ’s Restaurants Inc *	2,826	74,550
BJ’s Wholesale Club Holdings Inc *	1,392	92,095
Bloomin’ Brands Inc	5,511	110,881
Dave & Buster’s Entertainment Inc *	3,371	119,468
Deckers Outdoor Corp *	211	84,223
Hilton Grand Vacations Inc *	3,093	119,204
KB Home	3,320	105,742
Kohl’s Corp	885	22,346
Lithia Motors Inc	358	73,297
Petco Health & Wellness Co Inc *	9,792	92,828
SeaWorld Entertainment Inc *	2,594	138,805
Steven Madden Ltd	3,670	117,293

		1,388,226

Consumer, Non-Cyclical - 27.9%

Acadia Healthcare Co Inc *	1,237	101,830
AdaptHealth Corp *	7,156	137,538
Addus HomeCare Corp *	1,396	138,888
Alphatec Holdings Inc *	10,065	124,303
Amicus Therapeutics Inc *	8,138	99,365
AtriCure Inc *	2,241	99,456
Avid Bioservices Inc *	5,310	73,119
CareDx Inc *	3,417	38,988
Edgewell Personal Care Co	1,885	72,648
elf Beauty Inc *	3,301	182,545
FTI Consulting Inc *	398	63,202
Halozyme Therapeutics Inc *	3,723	211,839
Harmony Biosciences Holdings Inc *	3,586	197,589
Herc Holdings Inc	1,085	142,753
I3 Verticals Inc ‘A’ *	4,778	116,297
Iovance Biotherapeutics Inc *	4,751	30,359
Lantheus Holdings Inc *	1,987	101,257
LivaNova PLC *	1,275	70,813
Medpace Holdings Inc *	718	152,510
NuVasive Inc *	1,736	71,593
Performance Food Group Co *	1,592	92,957
Phathom Pharmaceuticals Inc *	5,369	60,240
Prestige Consumer Healthcare Inc *	2,628	164,513
Progyny Inc *	2,778	86,535
Protagonist Therapeutics Inc *	3,369	36,756

	Shares	Value
Revance Therapeutics Inc *	3,724	$68,745
SP Plus Corp *	3,239	112,458
Spectrum Brands Holdings Inc	2,236	136,217
Textainer Group Holdings Ltd (China)	4,017	124,567
Ultragenyx Pharmaceutical Inc *	1,586	73,479

		3,183,359

Energy - 5.9%

Civitas Resources Inc	2,359	136,657
Earthstone Energy Inc ‘A’ *	6,646	94,573
Magnolia Oil & Gas Corp ‘A’	6,191	145,179
Oceaneering International Inc *	6,024	105,360
Sitio Royalties Corp ‘A’	5,129	147,974
Sunnova Energy International Inc *	2,541	45,763

		675,506

Financial - 21.7%

Agree Realty Corp REIT	2,094	148,527
Blucora Inc *	5,576	142,355
Cadence Bank	5,755	141,918
DiamondRock Hospitality Co REIT	16,072	131,630
Enterprise Financial Services Corp	3,327	162,890
First Industrial Realty Trust Inc REIT	2,128	102,697
Hancock Whitney Corp	3,967	191,963
Heritage Financial Corp	3,055	93,605
Home BancShares Inc	7,524	171,472
James River Group Holdings Ltd	5,203	108,795
NexPoint Residential Trust Inc REIT	2,540	110,541
Origin Bancorp Inc	2,260	82,942
Plymouth Industrial Inc REIT	5,537	106,200
Radian Group Inc	5,322	101,490
Seacoast Banking Corp of Florida	4,668	145,595
SITE Centers Corp REIT	11,699	159,808
Stifel Financial Corp	2,108	123,044
United Community Banks Inc	4,112	138,986
Veritex Holdings Inc	3,933	110,439

		2,474,897

Industrial - 10.7%

Atkore Inc *	1,358	154,024
Coherent Corp *	2,805	98,455
EnPro Industries Inc	1,481	160,970
Evoqua Water Technologies Corp *	3,403	134,759
Great Lakes Dredge & Dock Corp *	11,389	67,765
Heritage-Crystal Clean Inc *	2,323	75,451
Hillenbrand Inc	4,592	195,941
Masonite International Corp *	978	78,837
MYR Group Inc *	1,515	139,486
Saia Inc *	568	119,098

		1,224,786

Technology - 8.5%

Box Inc ‘A’ *	6,982	217,350
Cohu Inc *	2,566	82,240
CommVault Systems Inc *	2,071	130,142
DigitalOcean Holdings Inc *	1,619	41,236
KnowBe4 Inc ‘A’ *	4,525	112,129
Onto Innovation Inc *	1,699	115,685
Silicon Laboratories Inc *	891	120,882
SiTime Corp *	682	69,305

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value
Sprout Social Inc ‘A’ *	1,410	$79,608

		968,577

Utilities - 2.9%

Portland General Electric Co	3,456	169,344
Unitil Corp	3,230	165,893

		335,237

Total Common Stocks (Cost $9,696,540)		11,088,209

SHORT-TERM INVESTMENT - 4.0%

Money Market Fund - 4.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	455,160	455,160

Total Short-Term Investment (Cost $455,160)		455,160

TOTAL INVESTMENTS - 101.1% (Cost $10,151,700)		11,543,369

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(128,153)

NET ASSETS - 100.0%		$11,415,216

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$11,088,209	$11,088,209	$—	$—
	Short-Term Investment	455,160	455,160	—	—

	Total	$11,543,369	$11,543,369	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Basic Materials - 3.1%

AdvanSix Inc	7,836	$297,925
Arconic Corp *	9,722	205,717
Avient Corp	2,141	72,280

		575,922

Communications - 1.8%

Viavi Solutions Inc *	10,598	111,385
Ziff Davis Inc *	2,786	220,373

		331,758

Consumer, Cyclical - 8.6%

Academy Sports & Outdoors Inc	2,861	150,317
American Eagle Outfitters Inc	12,809	178,814
BJ’s Restaurants Inc *	3,895	102,750
Bloomin’ Brands Inc	8,028	161,523
Dana Inc	8,367	126,593
Dave & Buster’s Entertainment Inc *	3,656	129,569
Hilton Grand Vacations Inc *	4,164	160,480
KB Home	5,280	168,168
Petco Health & Wellness Co Inc *	10,830	102,668
SeaWorld Entertainment Inc *	2,617	140,036
Steven Madden Ltd	5,381	171,977

		1,592,895

Consumer, Non-Cyclical - 22.9%

Acadia Healthcare Co Inc *	1,693	139,368
AdaptHealth Corp *	12,077	232,120
ANI Pharmaceuticals Inc *	1,425	57,328
Edgewell Personal Care Co	2,357	90,839
FTI Consulting Inc *	742	117,829
Halozyme Therapeutics Inc *	5,231	297,644
Harmony Biosciences Holdings Inc *	4,389	241,834
Herc Holdings Inc	1,717	225,906
Hostess Brands Inc *	12,591	282,542
Lantheus Holdings Inc *	2,402	122,406
LivaNova PLC *	1,932	107,303
Merit Medical Systems Inc *	3,810	269,062
Patterson Cos Inc	8,767	245,739
Performance Food Group Co *	2,417	141,129
Phathom Pharmaceuticals Inc *	6,184	69,384
Prestige Consumer Healthcare Inc *	4,988	312,249
Protagonist Therapeutics Inc *	3,722	40,607
Revance Therapeutics Inc *	6,102	112,643
SeaSpine Holdings Corp *	12,239	102,196
SP Plus Corp *	10,761	373,622
Spectrum Brands Holdings Inc	3,256	198,355
Textainer Group Holdings Ltd (China)	9,953	308,642
UFP Technologies Inc *	1,062	125,199

		4,213,946

Energy - 5.9%

Civitas Resources Inc	3,610	209,127
Earthstone Energy Inc ‘A’ *	12,216	173,834
Magnolia Oil & Gas Corp ‘A’	7,120	166,964
Oceaneering International Inc *	15,464	270,465
Sitio Royalties Corp ‘A’	6,977	201,287

	Shares	Value
Sunnova Energy International Inc *	4,064	$73,193

		1,094,870

Financial - 36.8%

Agree Realty Corp REIT	4,003	283,933
Blucora Inc *	13,047	333,090
Brixmor Property Group Inc REIT	12,762	289,314
Cadence Bank	11,115	274,096
DiamondRock Hospitality Co REIT	31,113	254,815
Enterprise Financial Services Corp	6,150	301,104
First Bancorp	5,450	233,478
First Industrial Realty Trust Inc REIT	4,880	235,509
First Merchants Corp	4,859	199,753
Hancock Whitney Corp	7,443	360,167
Healthcare Realty Trust Inc REIT	10,884	209,735
Heritage Financial Corp	7,448	228,207
Home BancShares Inc	11,885	270,859
James River Group Holdings Ltd	11,538	241,259
NexPoint Residential Trust Inc REIT	3,725	162,112
Old Second Bancorp Inc	15,226	244,225
Origin Bancorp Inc	5,388	197,740
Piedmont Office Realty Trust Inc ‘A’ REIT	12,470	114,350
Plymouth Industrial Inc REIT	9,391	180,119
QCR Holdings Inc	3,895	193,348
Radian Group Inc	7,297	139,154
Seacoast Banking Corp of Florida	9,637	300,578
Selective Insurance Group Inc	3,895	345,136
SITE Centers Corp REIT	20,760	283,582
Stifel Financial Corp	3,564	208,031
United Community Banks Inc	8,652	292,438
Veritex Holdings Inc	7,305	205,124
WSFS Financial Corp	4,618	209,380

		6,790,636

Industrial - 11.3%

Atkore Inc *	1,532	173,759
Coherent Corp *	3,509	123,166
Crane Holdings Co	2,232	224,204
EnPro Industries Inc	2,348	255,204
Great Lakes Dredge & Dock Corp *	17,542	104,375
Heritage-Crystal Clean Inc *	5,250	170,520
Hillenbrand Inc	7,459	318,276
Masonite International Corp *	1,786	143,969
MYR Group Inc *	2,502	230,359
The Timken Co	3,110	219,784
UFP Industries Inc	1,439	114,041

		2,077,657

Technology - 2.8%

Cohu Inc *	5,265	168,743
EverCommerce Inc *	21,453	159,610
Mitek Systems Inc *	10,881	105,437
Synaptics Inc *	931	88,594

		522,384

Utilities - 4.9%

Portland General Electric Co	8,583	420,567

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value
Unitil Corp	9,483	$487,047

		907,614

Total Common Stocks (Cost $16,567,120)		18,107,682

EXCHANGE-TRADED FUND - 0.2%

iShares Russell 2000 Value	265	36,748

Total Exchange-Traded Fund (Cost $21,879)		36,748

SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	292,475	292,475

Total Short-Term Investment (Cost $292,475)		292,475

TOTAL INVESTMENTS - 99.9% (Cost $16,881,474)		18,436,905

OTHER ASSETS & LIABILITIES, NET - 0.1%		17,872

NET ASSETS - 100.0%		$18,454,777

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$18,107,682	$18,107,682	$—	$—
	Exchange-Traded Fund	36,748	36,748	—	—
	Short-Term Investment	292,475	292,475	—	—

	Total	$18,436,905	$18,436,905	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 0.3%

Financial - 0.3%

Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	$100,000	$95,787
Bank of America Corp 5.875% due 03/15/28	10,000	8,819

		104,606

Total Corporate Bonds & Notes (Cost $111,510)		104,606

MORTGAGE-BACKED SECURITIES - 5.6%

Collateralized Mortgage Obligations - Residential - 1.1%

Chevy Chase Funding LLC Mortgage-Backed Certificates 4.749% (USD LIBOR + 0.360%) due 03/25/35 ~ §	48,319	45,820
CHL Mortgage Pass-Through Trust 4.366% due 01/19/34 §	8,145	7,428
Credit Suisse Mortgage Trust 4.539% (USD LIBOR + 0.150%) due 09/29/36 ~ §	91,066	87,724
Fannie Mae REMICS
4.739% (USD LIBOR + 0.350%) due 07/25/37 §	8,988	8,802
4.769% (USD LIBOR + 0.380%) due 07/25/37 §	13,817	13,548
4.829% (USD LIBOR + 0.440%) due 05/25/36 §	7,269	7,154
4.834% (USD LIBOR + 0.445%) due 02/25/37 §	2,119	2,075
Government National Mortgage Association 3.858% (USD LIBOR + 0.150%) due 08/20/68 §	48,968	47,621
GSR Mortgage Loan Trust 3.767% due 09/25/35 §	3,907	3,669
JP Morgan Mortgage Trust 2.861% due 06/25/35 §	1,893	1,884
Merrill Lynch Mortgage Investors Trust 3.139% due 12/25/34 §	16,154	15,009
Towd Point Mortgage Funding PLC (United Kingdom) 4.070% (SONIA + 1.144%) due 10/20/51 ~ §	GBP 104,883	126,503
WaMu Mortgage Pass-Through Certificates Trust 5.129% (USD LIBOR + 0.740%) due 01/25/45 §	$15,157	14,578

		381,815

Fannie Mae - 4.5%

due 02/01/53 #	200,000	187,641
due 02/01/53 #	300,000	263,586
due 02/01/53 #	400,000	394,151
due 02/01/53 #	700,000	673,880

		1,519,258

Total Mortgage-Backed Securities (Cost $1,921,963)		1,901,073

	Principal Amount	Value
ASSET-BACKED SECURITIES - 1.8%

Asset Backed Funding Corp Trust 4.989% (USD LIBOR + 0.600%) due 10/25/34 §	$9,680	$9,662
Freddie Mac Structured Pass-Through Certificates 4.669% (USD LIBOR + 0.280%) due 09/25/31 §	394	392
Home Equity Asset Trust 5.244% (USD LIBOR + 0.855%) due 08/25/34 §	11,958	11,646
OZLM Ltd (Cayman) 5.403% (USD LIBOR + 1.160%) due 07/20/32 ~ §	100,000	97,580
Saxon Asset Securities Trust 4.699% (USD LIBOR + 0.310%) due 09/25/37 §	11,924	11,216
Shackleton CLO Ltd (Cayman) 5.163% (USD LIBOR + 0.920%) due 10/20/27 ~ §	114,087	113,525
THL Credit Wind River CLO Ltd (Cayman) 5.159% (USD LIBOR + 1.080%) due 04/15/31 ~ §	100,000	97,317
TICP CLO Ltd (Cayman) 5.083% (USD LIBOR + 0.840%) due 04/20/28 ~ §	160,653	160,184
Vibrant CLO VI Ltd (Cayman) 5.696% (USD LIBOR + 0.950%) due 06/20/29 ~ §	115,458	113,916

Total Asset-Backed Securities (Cost $619,896)		615,438

U.S. TREASURY OBLIGATIONS - 92.3%

U.S. Treasury Inflation Protected Securities - 92.3%

0.125% due 07/15/24 ^	1,506,084	1,457,710
0.125% due 10/15/24 ^	1,045,395	1,006,892
0.125% due 04/15/25 ^	692,244	659,853
0.125% due 10/15/25 ^	803,978	764,261
0.125% due 04/15/26 ^	568,180	534,327
0.125% due 07/15/26 ^	248,652	234,380
0.125% due 10/15/26 ^	1,199,649	1,124,865
0.125% due 01/15/30 ^	1,401,543	1,259,772
0.125% due 07/15/30 ^	929,864	833,162
0.125% due 01/15/31 ^	995,985	885,196
0.125% due 07/15/31 ^	333,570	294,978
0.125% due 01/15/32 ^	1,290,084	1,130,957
0.125% due 02/15/51 ^	228,930	147,662
0.125% due 02/15/52 ^	642,324	416,634
0.250% due 01/15/25 ^	440,374	422,499
0.250% due 07/15/29 ^	582,525	533,615
0.375% due 07/15/25 ^	508,951	488,908
0.375% due 01/15/27 ^	986,960	931,043
0.375% due 07/15/27 ^	1,839,588	1,734,449

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
0.500% due 04/15/24 ^	$2,245,059	$2,183,445
0.500% due 01/15/28 ^	2,573,381	2,421,027
0.625% due 04/15/23 ^	14,637	14,488
0.625% due 01/15/24 ^	275,877	270,044
0.625% due 01/15/26 ^	689,810	662,333
0.625% due 07/15/32 ^	410,276	376,124
0.625% due 02/15/43 ^	1,062,892	858,484
0.750% due 07/15/28 ^	4,048,420	3,858,362
0.750% due 02/15/42 ^	131,887	110,505
0.750% due 02/15/45 ^	721,358	584,047
0.875% due 01/15/29 ^	1,829,357	1,743,761
0.875% due 02/15/47 ^	524,684	430,647
1.000% due 02/15/46 ^	1,089,194	926,104
1.000% due 02/15/49 ^	47,372	39,644
1.375% due 02/15/44 ^	1,380,996	1,283,825
2.000% due 01/15/26 ^	318,316	318,008
2.125% due 02/15/41 ^	408,252	432,845
3.375% due 04/15/32 ^	99,057	113,470
3.875% due 04/15/29 ^	63,448	71,328

Total U.S. Treasury Obligations (Cost $36,878,591)		31,559,654

FOREIGN GOVERNMENT BONDS & NOTES - 3.3%

French Republic Government Bond OAT (France)
0.100% due 03/01/26 ^ ~	EUR 114,785	121,810
0.100% due 07/25/38 ^ ~	112,878	109,385
0.250% due 07/25/24 ^ ~	122,349	132,061
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~	116,565	109,425
1.400% due 05/26/25 ^ ~	618,570	654,822

Total Foreign Government Bonds & Notes (Cost $1,256,825)		1,127,503

	Shares
SHORT-TERM INVESTMENTS - 1.7%

Money Market Fund - 0.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	186,047	186,047

	Principal Amount
U. S. Government Agency Issue - 1.2%

Federal Home Loan Banks 4.249% due 02/03/23	$400,000	398,452

Total Short-Term Investments (Cost $584,542)		584,499

TOTAL INVESTMENTS - 105.0% (Cost $41,373,327)		35,892,773

DERIVATIVES - (0.7%)		(208,127)

OTHER ASSETS & LIABILITIES, NET - (4.3%)		(1,495,502)

NET ASSETS - 100.0%		$34,189,144

Notes to Schedule of Investments

(a)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the nine-month period ended December 31, 2022 was $1,377,092 at a weighted average interest rate of 0.820%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

(b)	Open futures contracts outstanding as of December 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euribor	03/23	12	$3,220,167	$3,114,688	($105,479)
Euro-Bund	03/23	5	757,360	711,475	(45,885)
U.S. Treasury 5-Year Notes	03/23	28	3,048,887	3,022,031	(26,856)
U.S. Treasury Ultra 10-Year Notes	03/23	14	1,666,598	1,655,938	(10,660)

					(188,880)

Short Futures Outstanding
Australia 3-Year Bonds	03/23	2	147,356	145,425	1,931
Euro-Bobl	03/23	2	255,493	247,809	7,684
Euro-BTP	03/23	7	876,691	816,154	60,537
Euro-Buxl	03/23	1	172,128	144,768	27,360
Euro-OAT	03/23	2	291,481	272,536	18,945
Euro-Schatz	03/23	41	4,675,208	4,626,720	48,488
Japan 10-Year Bonds	03/23	1	1,128,845	1,108,351	20,494
Short Euro-BTP	03/23	5	571,947	562,575	9,372
U.S. Treasury 2-Year Notes	03/23	5	1,027,486	1,025,391	2,095
U.S. Treasury 10-Year Notes	03/23	27	3,044,608	3,032,016	12,592
U.S. Treasury Long Bonds	03/23	9	1,142,949	1,128,094	14,855
U.S. Treasury Ultra 30-Year Bonds	03/23	4	555,557	537,250	18,307

					242,660

Total Futures Contracts					$53,780

(c)	Forward foreign currency contracts outstanding as of December 31, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
EUR	45,000	USD	47,880	01/23	BRC	$328	$—
EUR	50,000	USD	53,270	01/23	JPM	294	—
GBP	443,000	USD	539,576	01/23	SCB	—	(3,847)
USD	53,527	EUR	50,000	01/23	BNP	—	(11)
USD	1,176,160	EUR	1,130,000	01/23	SCB	—	(34,384)
USD	690,705	GBP	572,000	01/23	JPM	—	(1,026)
USD	27,309	JPY	3,700,000	01/23	JPM	—	(926)

Total Forward Foreign Currency Contracts						$622	($40,194)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

(d)	Purchased options outstanding as of December 31, 2022 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 2-Year Interest Rate Swap	Pay	USD-SOFR	1.710%	01/25/23	JPM	$1,300,000	$7,930	$—
Call - 2-Year Interest Rate Swap	Pay	USD-SOFR	1.428%	01/31/23	MSC	500,000	2,554	—
Call - 2-Year Interest Rate Swap	Pay	USD-SOFR	1.410%	02/02/23	BRC	500,000	2,500	—
Call - 5-Year Interest Rate Swap	Pay	USD-SOFR	2.200%	04/26/23	GSC	600,000	6,405	408
Call - 5-Year Interest Rate Swap	Pay	USD-SOFR	2.200%	05/31/23	MSC	1,200,000	14,400	1,575

							33,789	1,983

Put - 30-Year Interest Rate Swap	Receive	USD-LIBOR	2.237%	11/17/23	DUB	300,000	18,621	64,941

Total Interest Rate Swaptions							$52,410	$66,924

Total Purchased Options							$52,410	$66,924

(e) Premiums received and value of written options outstanding as of December 31, 2022 were as follows:

Inflation Floor/Cap Options
Description	Initial Index	Floating Rate		Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	$233.92	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]		04/22/24	JPM	$700,000	$5,092	($1)

Interest Rate Swaptions
Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 10-Year Interest Rate Swap	Receive	USD-SOFR	1.785%	01/25/23	JPM	$300,000	$8,299	$—
Call - 10-Year Interest Rate Swap	Receive	USD-SOFR	1.579%	01/31/23	MSC	100,000	2,337	—
Call - 10-Year Interest Rate Swap	Receive	USD-SOFR	1.558%	02/02/23	BRC	100,000	2,287	—
Call - 10-Year Interest Rate Swap	Receive	EUR-LIBOR	2.547%	03/07/23	GSC	EUR 100,000	2,198	(224)
Call - 10-Year Interest Rate Swap	Receive	USD-SOFR	2.350%	04/26/23	GSC	$400,000	7,899	(787)
Call - 10-Year Interest Rate Swap	Receive	USD-SOFR	2.350%	05/31/23	MSC	600,000	13,073	(2,011)

							36,093	(3,022)

Put - 10-Year Interest Rate Swap	Pay	EUR-LIBOR	2.547%	03/07/23	GSC	EUR 100,000	2,198	(6,292)
Put - 5-Year Interest Rate Swap	Pay	USD-LIBOR	2.340%	11/17/23	DUB	$1,300,000	16,380	(82,001)

							18,578	(88,293)

Total Interest Rate Swaptions							$54,671	($91,315)

Total Written Options							$59,763	($91,316)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

(f)	Swap agreements outstanding as of December 31, 2022 were as follows:

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.000%	U.S. CPI Urban Consumers	Z / Z	LCH	03/03/23	$300,000	($4,336)	$—	($4,336)
5.033%	U.S. CPI Urban Consumers	Z / Z	LCH	03/08/23	200,000	(2,702)	—	(2,702)
5.470%	U.S. CPI Urban Consumers	Z / Z	LCH	03/21/23	400,000	(3,031)	—	(3,031)
5.150%	U.S. CPI Urban Consumers	Z / Z	LCH	05/23/23	100,000	293	—	293
5.185%	U.S. CPI Urban Consumers	Z / Z	LCH	05/24/23	200,000	716	—	716
(0.526%)	EUR-LIBOR	A / Q	LCH	11/21/23	EUR 800,000	(29,672)	—	(29,672)
0.650%	EUR-LIBOR	A / S	LCH	04/12/27	100,000	(10,790)	—	(10,790)
0.650%	EUR-LIBOR	A / S	LCH	05/11/27	100,000	(10,901)	—	(10,901)
1.000%	EUR-LIBOR	A / S	LCH	05/13/27	100,000	(9,211)	—	(9,211)
2.335%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/28	$190,000	(16,865)	338	(17,203)
2.364%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/28	50,000	(4,227)	—	(4,227)
2.379%	U.S. CPI Urban Consumers	Z / Z	LCH	07/09/28	500,000	(41,626)	(287)	(41,339)
2.165%	U.S. CPI Urban Consumers	Z / Z	LCH	04/16/29	100,000	(11,138)	—	(11,138)
1.998%	U.S. CPI Urban Consumers	Z / Z	LCH	07/25/29	100,000	(12,374)	—	(12,374)
1.760%	U.S. CPI Urban Consumers	Z / Z	LCH	11/04/29	400,000	(59,327)	(708)	(58,619)
1.380%	Eurostat Eurozone HICP	Z / Z	LCH	03/15/31	EUR 200,000	(42,464)	(1,361)	(41,103)
0.000%	EUR-LIBOR	A / S	LCH	11/04/32	200,000	(58,103)	—	(58,103)
0.000%	EUR-LIBOR	A / S	LCH	11/08/32	600,000	(174,518)	—	(174,518)
2.488%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/37	70,000	(4,070)	60	(4,130)
1.387%	Eurostat Eurozone HICP	Z / Z	LCH	08/15/49	20,000	(8,305)	—	(8,305)
2.421%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/52	10,000	(1,160)	—	(1,160)
1.888%	USD-LIBOR	S / Q	LCH	11/21/53	$100,000	(26,715)	—	(26,715)

						($530,526)	($1,958)	($528,568)

Interest Rate Swaps - Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.210%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/23	$120,000	$10,846	$—	$10,846
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	04/27/23	60,000	4,988	—	4,988
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/23	120,000	10,014	—	10,014
2.281%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/23	180,000	14,532	—	14,532
1.030%	France CPI Ex Tobacco	Z / Z	LCH	03/15/24	EUR 140,000	13,677	(53)	13,730
2.314%	U.S. CPI Urban Consumers	Z / Z	LCH	02/26/26	$200,000	19,367	—	19,367
2.419%	U.S. CPI Urban Consumers	Z / Z	LCH	03/05/26	100,000	9,179	—	9,179
2.768%	U.S. CPI Urban Consumers	Z / Z	LCH	05/13/26	100,000	7,156	—	7,156
2.690%	U.S. CPI Urban Consumers	Z / Z	LCH	06/01/26	100,000	7,354	—	7,354
3.000%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/27	EUR 100,000	3,414	50	3,364
1.798%	U.S. CPI Urban Consumers	Z / Z	LCH	08/25/27	$500,000	71,585	—	71,585
1.890%	U.S. CPI Urban Consumers	Z / Z	LCH	08/27/27	500,000	68,412	—	68,412
3.250%	3- Month NZD-Bank Bills	S / Q	CME	03/21/28	NZD 100,000	4,165	290	3,875
2.645%	U.S. CPI Urban Consumers	Z / Z	LCH	09/10/28	$100,000	5,273	—	5,273
1.840%	USD-LIBOR	S / Q	LCH	11/21/28	400,000	32,091	—	32,091
2.359%	Eurostat Eurozone HICP	Z / Z	LCH	08/15/30	EUR 200,000	8,248	1,107	7,141
2.311%	U.S. CPI Urban Consumers	Z / Z	LCH	02/24/31	$200,000	20,930	94	20,836
2.720%	Eurostat Eurozone HICP	Z / Z	LCH	06/15/32	EUR 100,000	1,348	(965)	2,313
0.190%	EUR-LIBOR	A / S	LCH	11/04/52	60,000	30,419	—	30,419
0.197%	EUR-LIBOR	A / S	LCH	11/08/52	200,000	101,122	—	101,122
0.830%	EUR-LIBOR	A / S	LCH	12/09/52	100,000	3,173	(64)	3,237

						$447,293	$459	$446,834

Total Interest Rate Swaps						($83,233)	($1,499)	($81,734)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Total Return Swaps - Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Inflation Protected Securities 0.125% due 04/15/25	4.190%	Z	MSC	01/20/23	$1,000,000	($3,914)	$—	($3,914)
U.S. Treasury Inflation Protected Securities 0.125% due 07/15/31	SOFR + 7.000%	Z	MSC	01/20/23	1,000,000	(62,202)	—	(62,202)
U.S. Treasury Inflation Protected Securities 0.125% due 10/15/24	SOFR + 7.000%	Z	MSC	01/20/23	1,000,000	(39,342)	—	(39,342)
U.S. Treasury Inflation Protected Securities 0.250% due 01/15/25	4.190%	Z	MSC	01/20/23	500,000	(2,778)	—	(2,778)
U.S. Treasury Inflation Protected Securities 0.625% due 01/15/24	4.190%	Z	MSC	01/20/23	1,000,000	(4,489)	—	(4,489)
U.S. Treasury Inflation Protected Securities 0.375% due 07/15/23	SOFR + 12.000%	Z	MSC	02/06/23	1,000,000	(3,484)	—	(3,484)

						($116,209)	$—	($116,209)

Total Swap Agreements						($199,442)	($1,499)	($197,943)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$104,606	$—	$104,606	$—
	Mortgage-Backed Securities	1,901,073	—	1,901,073	—
	Asset-Backed Securities	615,438	—	615,438	—
	U.S. Treasury Obligations	31,559,654	—	31,559,654	—
	Foreign Government Bonds & Notes	1,127,503	—	1,127,503	—
	Short-Term Investments	584,499	186,047	398,452	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	622	—	622	—
	Interest Rate Contracts
	Futures	242,660	242,660	—	—
	Purchased Options	66,924	—	66,924	—
	Swaps	447,843	—	447,843	—

	Total Interest Rate Contracts	757,427	242,660	514,767	—

	Total Assets - Derivatives	758,049	242,660	515,389	—

	Total Assets	36,650,822	428,707	36,222,115	—

Liabilities	Due to Custodian	(2,147)	—	(2,147)	—
	Sale-buyback Financing Transaction	(415,595)	—	(415,595)	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(40,194)	—	(40,194)	—
	Interest Rate Contracts
	Futures	(188,880)	(188,880)	—	—
	Written Options	(91,316)	—	(91,316)	—
	Swaps	(645,786)	—	(645,786)	—

	Total Interest Rate Contracts	(925,982)	(188,880)	(737,102)	—

	Total Liabilities - Derivatives	(966,176)	(188,880)	(777,296)	—

	Total Liabilities	(1,383,918)	(188,880)	(1,195,038)	—

	Total	$35,266,904	$239,827	$35,027,077	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%

Financial - 0.0%

CBL & Associates Properties Inc REIT	2,876	$66,378

Total Common Stocks (Cost $40,014)		66,378

	Principal Amount
CORPORATE BONDS & NOTES - 22.9%

Basic Materials - 0.6%

Anglo American Capital PLC (South Africa)
3.625% due 09/11/24 ~	$215,000	208,167
4.750% due 04/10/27 ~	200,000	193,617
ArcelorMittal SA (Luxembourg) 7.000% due 10/15/39	80,000	81,522
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	40,000	40,364
CF Industries Inc 4.950% due 06/01/43	85,000	73,087
DuPont de Nemours Inc 5.319% due 11/15/38	55,000	53,091
Freeport-McMoRan Inc
4.625% due 08/01/30	20,000	18,661
5.400% due 11/14/34	40,000	37,846
5.450% due 03/15/43	70,000	63,301
Glencore Funding LLC (Australia)
2.500% due 09/01/30 ~	135,000	109,887
3.875% due 10/27/27 ~	10,000	9,382
4.000% due 03/27/27 ~	150,000	141,784
4.125% due 03/12/24 ~	150,000	147,665
International Flavors & Fragrances Inc
1.832% due 10/15/27 ~	200,000	168,166
3.468% due 12/01/50 ~	66,000	44,962
LYB International Finance III LLC 1.250% due 10/01/25	59,000	52,692
Nutrien Ltd (Canada) 5.000% due 04/01/49	30,000	27,088
OCP SA (Morocco) 5.125% due 06/23/51 ~	200,000	152,577
Orbia Advance Corp SAB de CV (Mexico) 2.875% due 05/11/31 ~	210,000	164,366
Southern Copper Corp (Mexico) 6.750% due 04/16/40	80,000	89,491
Suzano Austria GmbH (Brazil) 3.750% due 01/15/31	240,000	201,884
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	48,000	50,755
Yamana Gold Inc (Canada) 4.625% due 12/15/27	90,000	84,421

		2,214,776

Communications - 2.0%

Alphabet Inc
1.100% due 08/15/30	30,000	23,547
1.900% due 08/15/40	30,000	20,025
2.050% due 08/15/50	20,000	11,779

	Principal Amount	Value
Amazon.com Inc
1.500% due 06/03/30	$30,000	$24,175
2.100% due 05/12/31	40,000	32,768
2.500% due 06/03/50	80,000	50,783
3.300% due 04/13/27	30,000	28,517
3.450% due 04/13/29	50,000	46,812
3.600% due 04/13/32	50,000	45,904
3.875% due 08/22/37	50,000	44,496
3.950% due 04/13/52	75,000	62,492
4.250% due 08/22/57	10,000	8,649
4.950% due 12/05/44	40,000	39,606
AT&T Inc
2.250% due 02/01/32	110,000	86,506
2.300% due 06/01/27	10,000	8,909
2.550% due 12/01/33	10,000	7,714
3.300% due 02/01/52	30,000	20,087
3.500% due 06/01/41	110,000	82,460
3.500% due 09/15/53	20,000	13,589
3.550% due 09/15/55	220,000	147,783
3.650% due 09/15/59	30,000	20,218
3.800% due 02/15/27	30,000	28,675
3.800% due 12/01/57	10,000	6,946
4.350% due 03/01/29	130,000	123,900
4.350% due 06/15/45	32,000	25,880
5.350% due 09/01/40	40,000	38,300
5.550% due 08/15/41	30,000	28,883
CCO Holdings LLC
4.250% due 01/15/34 ~	130,000	96,200
4.500% due 08/15/30 ~	10,000	8,284
4.500% due 05/01/32	280,000	223,419
4.750% due 02/01/32 ~	40,000	32,510
Charter Communications Operating LLC
2.250% due 01/15/29	300,000	242,014
3.500% due 06/01/41	40,000	26,195
3.500% due 03/01/42	20,000	12,881
3.700% due 04/01/51	225,000	137,624
4.400% due 04/01/33	340,000	291,888
4.908% due 07/23/25	120,000	117,728
5.125% due 07/01/49	40,000	30,406
5.375% due 05/01/47	10,000	7,884
5.750% due 04/01/48	10,000	8,228
6.384% due 10/23/35	20,000	19,566
6.834% due 10/23/55	30,000	27,828
Comcast Corp
2.800% due 01/15/51	282,000	179,214
2.937% due 11/01/56	27,000	16,821
3.150% due 03/01/26	30,000	28,591
3.250% due 11/01/39	185,000	144,857
3.300% due 04/01/27	20,000	18,878
3.375% due 08/15/25	20,000	19,311
3.400% due 04/01/30	30,000	27,427
3.450% due 02/01/50	40,000	29,199
3.969% due 11/01/47	70,000	56,261
3.999% due 11/01/49	41,000	32,555
4.000% due 08/15/47	20,000	16,068
4.000% due 03/01/48	10,000	8,067
4.150% due 10/15/28	90,000	86,488
4.250% due 10/15/30	130,000	124,704
4.950% due 10/15/58	10,000	9,110
5.650% due 06/15/35	20,000	21,033

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
CommScope Inc 6.000% due 03/01/26 ~	$20,000	$18,499
Corning Inc 5.750% due 08/15/40	20,000	19,952
Cox Communications Inc 2.950% due 10/01/50 ~	60,000	36,230
CSC Holdings LLC
4.500% due 11/15/31 ~	200,000	139,138
6.500% due 02/01/29 ~	300,000	245,884
Discovery Communications LLC 3.625% due 05/15/30	100,000	82,623
DISH DBS Corp
5.250% due 12/01/26 ~	40,000	33,768
5.875% due 11/15/24	40,000	37,252
7.750% due 07/01/26	10,000	8,084
eBay Inc 5.900% due 11/22/25	200,000	204,443
Expedia Group Inc 3.800% due 02/15/28	800,000	735,794
Fox Corp 5.476% due 01/25/39	40,000	36,554
Paramount Global 4.000% due 01/15/26	50,000	48,000
Prosus NV (China) 3.832% due 02/08/51 ~	260,000	157,987
Telefonica Emisiones SA (Spain) 5.213% due 03/08/47	150,000	121,074
Tencent Holdings Ltd (China) 3.840% due 04/22/51 ~	330,000	234,426
Time Warner Cable Enterprises LLC 8.375% due 07/15/33	20,000	22,283
Time Warner Cable LLC
5.875% due 11/15/40	30,000	26,251
6.550% due 05/01/37	90,000	86,010
6.750% due 06/15/39	20,000	19,016
7.300% due 07/01/38	100,000	99,578
T-Mobile USA Inc
2.250% due 02/15/26	10,000	9,115
2.625% due 02/15/29	50,000	42,394
2.875% due 02/15/31	160,000	132,428
3.375% due 04/15/29	30,000	26,481
3.500% due 04/15/25	130,000	125,134
3.500% due 04/15/31	50,000	43,286
3.750% due 04/15/27	10,000	9,434
3.875% due 04/15/30	290,000	263,367
United Group BV (Netherlands) 4.875% due 07/01/24 ~	EUR 600,000	600,166
Verizon Communications Inc
2.100% due 03/22/28	$10,000	8,696
2.355% due 03/15/32	15,000	11,930
2.550% due 03/21/31	60,000	49,490
2.625% due 08/15/26	20,000	18,483
2.650% due 11/20/40	106,000	71,939
2.875% due 11/20/50	30,000	18,938
3.150% due 03/22/30	50,000	44,208
3.850% due 11/01/42	20,000	15,939
4.000% due 03/22/50	30,000	23,618
4.125% due 08/15/46	30,000	23,972
4.329% due 09/21/28	5,000	4,817

	Principal Amount	Value
4.400% due 11/01/34	$90,000	$82,953
4.500% due 08/10/33	550,000	516,403
4.862% due 08/21/46	20,000	18,028
5.500% due 03/16/47	30,000	29,160

		7,783,867

Consumer, Cyclical - 2.2%

7-Eleven Inc
0.950% due 02/10/26 ~	60,000	52,613
2.500% due 02/10/41 ~	49,000	32,514
Alimentation Couche-Tard Inc (Canada)
3.439% due 05/13/41 ~	85,000	60,880
3.625% due 05/13/51 ~	90,000	60,617
American Airlines Pass-Through Trust ‘A’
2.875% due 01/11/36	200,000	161,542
3.650% due 12/15/29	129,510	101,337
American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	251,106	218,322
American Airlines Pass-Through Trust ‘B’ 3.950% due 01/11/32	221,000	175,957
AutoZone Inc 3.625% due 04/15/25	100,000	96,846
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.800% due 03/20/33 ~	359,697	324,883
Costco Wholesale Corp 1.600% due 04/20/30	40,000	32,863
Delta Air Lines Inc
4.500% due 10/20/25 ~	70,000	68,329
4.750% due 10/20/28 ~	130,000	122,396
7.000% due 05/01/25 ~	170,000	173,884
Delta Air Lines Pass-Through Trust ‘A’ 2.500% due 12/10/29	187,333	159,344
Delta Air Lines Pass-Through Trust ‘B’ 4.250% due 01/30/25	87,740	86,037
Ford Motor Co 6.100% due 08/19/32	40,000	37,011
Ford Motor Credit Co LLC
1.355% due 02/07/25	EUR 300,000	299,392
3.250% due 09/15/25	300,000	305,865
3.375% due 11/13/25	$300,000	271,735
4.000% due 11/13/30	200,000	164,561
4.125% due 08/17/27	200,000	179,459
General Motors Co
5.150% due 04/01/38	20,000	17,326
5.950% due 04/01/49	20,000	17,520
6.250% due 10/02/43	20,000	18,577
General Motors Financial Co Inc
1.200% due 10/15/24	45,000	41,689
2.700% due 06/10/31	65,000	49,952
2.750% due 06/20/25	110,000	103,071
3.800% due 04/07/25	35,000	33,815
4.250% due 05/15/23	30,000	29,880
4.350% due 01/17/27	60,000	57,098
Hasbro Inc 3.900% due 11/19/29	50,000	44,543
Hyundai Capital America
1.300% due 01/08/26 ~	40,000	35,025
2.650% due 02/10/25 ~	150,000	141,187
5.875% due 04/07/25 ~	300,000	301,427

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
JetBlue Pass-Through Trust ‘A’ 4.000% due 05/15/34	$260,738	$232,520
JetBlue Pass-Through Trust ‘B’ 7.750% due 05/15/30	102,872	99,723
Las Vegas Sands Corp
2.900% due 06/25/25	240,000	220,768
3.200% due 08/08/24	390,000	368,858
Lear Corp 2.600% due 01/15/32	25,000	18,870
Lennar Corp 4.500% due 04/30/24	35,000	34,550
Lowe’s Cos Inc 4.500% due 04/15/30	20,000	19,216
McDonald’s Corp
3.500% due 03/01/27	20,000	19,072
3.500% due 07/01/27	10,000	9,502
3.600% due 07/01/30	60,000	55,177
3.625% due 09/01/49	10,000	7,571
3.700% due 01/30/26	40,000	38,936
3.800% due 04/01/28	30,000	28,762
4.200% due 04/01/50	40,000	33,489
MDC Holdings Inc 2.500% due 01/15/31	40,000	28,931
Mileage Plus Holdings LLC 6.500% due 06/20/27 ~	45,003	44,841
New Red Finance Inc (Canada)
3.500% due 02/15/29 ~	30,000	25,772
3.875% due 01/15/28 ~	20,000	17,935
NIKE Inc
2.750% due 03/27/27	60,000	56,131
3.250% due 03/27/40	20,000	16,332
3.375% due 03/27/50	50,000	39,383
Nissan Motor Acceptance Co LLC
2.000% due 03/09/26 ~	300,000	258,315
2.750% due 03/09/28 ~	300,000	243,461
Nissan Motor Co Ltd (Japan) 3.522% due 09/17/25 ~	320,000	297,561
Nordstrom Inc 4.250% due 08/01/31	94,000	67,358
O’Reilly Automotive Inc 3.900% due 06/01/29	100,000	93,315
Sands China Ltd (Macao)
2.800% due 03/08/27	250,000	214,448
3.350% due 03/08/29	200,000	163,662
5.625% due 08/08/25	310,000	296,792
Spirit Loyalty Cayman Ltd 8.000% due 09/20/25 ~	270,000	271,342
Starbucks Corp 3.350% due 03/12/50	40,000	28,399
Target Corp 2.250% due 04/15/25	30,000	28,486
The Home Depot Inc
3.300% due 04/15/40	40,000	32,014
3.350% due 04/15/50	70,000	51,726
3.900% due 06/15/47	10,000	8,272
4.950% due 09/15/52	53,000	51,195
Toyota Motor Credit Corp 5.050% (SOFR + 0.750%) due 12/11/23 §	200,000	200,332

	Principal Amount	Value
Tractor Supply Co 1.750% due 11/01/30	$100,000	$77,044
United Airlines Inc
4.375% due 04/15/26 ~	10,000	9,286
4.625% due 04/15/29 ~	80,000	69,796
United Airlines Pass-Through Trust ‘A’
3.100% due 04/07/30	77,247	62,567
3.700% due 09/01/31	206,324	172,455
United Airlines Pass-Through Trust ‘B’
3.650% due 04/07/27	208,692	184,260
3.650% due 07/07/27	147,500	133,660
VOC Escrow Ltd 5.000% due 02/15/28 ~	90,000	77,551
Walmart Inc
1.500% due 09/22/28	40,000	34,355
1.800% due 09/22/31	30,000	24,495
Warnermedia Holdings Inc
3.755% due 03/15/27 ~	20,000	18,039
4.054% due 03/15/29 ~	30,000	26,011
4.279% due 03/15/32 ~	140,000	115,677
5.050% due 03/15/42 ~	20,000	15,373
5.141% due 03/15/52 ~	80,000	58,466

		8,879,549

Consumer, Non-Cyclical - 2.5%

Abbott Laboratories
4.750% due 11/30/36	30,000	29,820
4.900% due 11/30/46	40,000	39,224
AbbVie Inc
2.950% due 11/21/26	180,000	167,649
3.200% due 11/21/29	270,000	244,013
3.600% due 05/14/25	50,000	48,502
3.750% due 11/14/23	10,000	9,903
3.800% due 03/15/25	240,000	234,109
4.050% due 11/21/39	100,000	86,013
4.250% due 11/21/49	215,000	179,531
Aetna Inc 2.800% due 06/15/23	40,000	39,586
Altria Group Inc
2.450% due 02/04/32	180,000	136,234
3.400% due 02/04/41	80,000	53,327
3.875% due 09/16/46	20,000	13,447
4.400% due 02/14/26	121,000	118,595
4.800% due 02/14/29	6,000	5,770
5.800% due 02/14/39	40,000	37,039
5.950% due 02/14/49	90,000	80,447
6.200% due 02/14/59	12,000	11,286
Amgen Inc
2.770% due 09/01/53	43,000	26,066
4.663% due 06/15/51	11,000	9,522
Anheuser-Busch Cos LLC (Belgium)
3.650% due 02/01/26	100,000	96,356
4.900% due 02/01/46	70,000	63,988
Anheuser-Busch InBev Worldwide Inc (Belgium)
4.350% due 06/01/40	40,000	35,322
4.750% due 01/23/29	20,000	19,785
5.550% due 01/23/49	30,000	29,827

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
AstraZeneca PLC (United Kingdom) 6.450% due 09/15/37	$35,000	$39,616
Baptist Healthcare System Obligated Group 3.540% due 08/15/50	395,000	285,354
BAT Capital Corp (United Kingdom)
2.259% due 03/25/28	200,000	166,316
3.557% due 08/15/27	120,000	109,818
4.390% due 08/15/37	40,000	31,230
4.540% due 08/15/47	40,000	28,413
Bausch Health Cos Inc
5.000% due 02/15/29 ~	50,000	24,029
5.250% due 01/30/30 ~	250,000	120,324
6.250% due 02/15/29 ~	110,000	53,137
7.250% due 05/30/29 ~	50,000	24,221
Becton Dickinson and Co
3.363% due 06/06/24	30,000	29,333
3.734% due 12/15/24	14,000	13,663
4.685% due 12/15/44	29,000	26,062
Biogen Inc 2.250% due 05/01/30	34,000	27,775
Bon Secours Mercy Health Inc 3.205% due 06/01/50	125,000	83,882
Boston Scientific Corp 4.550% due 03/01/39	30,000	27,050
Bristol-Myers Squibb Co
2.350% due 11/13/40	25,000	17,286
4.550% due 02/20/48	90,000	81,408
Bunge Ltd Finance Corp 2.750% due 05/14/31	95,000	78,204
Cargill Inc 1.375% due 07/23/23 ~	40,000	39,194
Cigna Corp
3.750% due 07/15/23	46,000	45,706
4.125% due 11/15/25	40,000	39,125
4.375% due 10/15/28	180,000	173,963
4.900% due 12/15/48	70,000	63,440
CommonSpirit Health
2.782% due 10/01/30	185,000	153,022
6.073% due 11/01/27	200,000	204,850
Constellation Brands Inc
3.600% due 05/09/24	30,000	29,424
4.350% due 05/09/27	30,000	29,262
CVS Health Corp
1.875% due 02/28/31	30,000	23,604
2.125% due 09/15/31	70,000	55,679
3.625% due 04/01/27	10,000	9,505
3.750% due 04/01/30	140,000	127,262
4.125% due 04/01/40	70,000	58,527
4.250% due 04/01/50	20,000	16,016
4.300% due 03/25/28	36,000	34,888
4.875% due 07/20/35	105,000	100,099
5.050% due 03/25/48	70,000	63,184
5.125% due 07/20/45	40,000	36,652
DH Europe Finance II Sarl 3.250% due 11/15/39	60,000	48,076
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	200,000	188,305

	Principal Amount	Value
Elevance Health Inc 2.250% due 05/15/30	$105,000	$87,100
3.350% due 12/01/24	40,000	38,800
3.650% due 12/01/27	30,000	28,339
4.100% due 05/15/32	10,000	9,331
4.550% due 05/15/52	20,000	17,484
Gilead Sciences Inc
2.600% due 10/01/40	90,000	63,138
3.650% due 03/01/26	60,000	57,915
4.750% due 03/01/46	30,000	27,150
Global Payments Inc
3.200% due 08/15/29	122,000	103,957
5.400% due 08/15/32	300,000	286,583
HCA Inc
3.500% due 09/01/30	40,000	34,593
4.500% due 02/15/27	40,000	38,611
5.250% due 06/15/26	440,000	435,254
5.375% due 02/01/25	20,000	19,992
5.875% due 02/01/29	30,000	29,969
Humana Inc
3.950% due 03/15/27	40,000	38,405
4.625% due 12/01/42	20,000	17,551
4.800% due 03/15/47	20,000	17,662
Illumina Inc 5.800% due 12/12/25	300,000	302,367
Johnson & Johnson
0.950% due 09/01/27	50,000	43,132
3.625% due 03/03/37	30,000	26,772
Keurig Dr Pepper Inc 3.200% due 05/01/30	165,000	144,171
Kraft Heinz Foods Co
4.250% due 03/01/31	10,000	9,376
4.375% due 06/01/46	55,000	44,946
4.625% due 10/01/39	65,000	57,286
5.000% due 06/04/42	10,000	9,090
5.500% due 06/01/50	20,000	19,224
Mars Inc 3.200% due 04/01/30 ~	40,000	35,825
MedStar Health Inc 3.626% due 08/15/49	90,000	65,143
Merck & Co Inc 1.450% due 06/24/30	70,000	56,010
Mondelez International Inc 1.500% due 05/04/25	60,000	55,575
MyMichigan Health 3.409% due 06/01/50	55,000	38,056
PayPal Holdings Inc 1.650% due 06/01/25	40,000	37,170
PeaceHealth Obligated Group 3.218% due 11/15/50	115,000	75,140
PepsiCo Inc
2.250% due 03/19/25	10,000	9,527
2.625% due 03/19/27	40,000	37,213
2.875% due 10/15/49	20,000	14,389
Pfizer Inc 2.625% due 04/01/30	90,000	79,271
Philip Morris International Inc
4.500% due 03/20/42	30,000	25,432
5.125% due 11/17/27	300,000	302,722
Piedmont Healthcare Inc 2.864% due 01/01/52	55,000	34,546

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Quanta Services Inc 2.350% due 01/15/32	$90,000	$68,563
Regeneron Pharmaceuticals Inc 1.750% due 09/15/30	600,000	464,770
Reynolds American Inc (United Kingdom)
5.850% due 08/15/45	30,000	25,678
6.150% due 09/15/43	30,000	26,882
S&P Global Inc 2.700% due 03/01/29 ~	82,000	72,345
Smithfield Foods Inc 3.000% due 10/15/30 ~	100,000	76,350
Takeda Pharmaceutical Co Ltd (Japan) 2.050% due 03/31/30	225,000	184,158
Teva Pharmaceutical Finance Co LLC (Israel) 6.150% due 02/01/36	220,000	193,995
Teva Pharmaceutical Finance Netherlands III BV (Israel)
3.150% due 10/01/26	300,000	262,959
4.100% due 10/01/46	10,000	6,136
The Coca-Cola Co 2.500% due 03/15/51	20,000	13,036
The Procter & Gamble Co 2.800% due 03/25/27	10,000	9,380
Thermo Fisher Scientific Inc 2.000% due 10/15/31	85,000	69,064
Triton Container International Ltd (Bermuda) 2.050% due 04/15/26 ~	150,000	130,432
Tyson Foods Inc 3.550% due 06/02/27	75,000	70,415
UnitedHealth Group Inc
2.000% due 05/15/30	30,000	24,821
2.300% due 05/15/31	20,000	16,719
3.250% due 05/15/51	230,000	165,703
3.750% due 07/15/25	80,000	78,283
3.875% due 08/15/59	50,000	39,398
4.200% due 05/15/32	30,000	28,569
4.450% due 12/15/48	10,000	8,932
5.875% due 02/15/53	40,000	43,454
Universal Health Services Inc 2.650% due 10/15/30 ~	4,000	3,193
University of Miami 4.063% due 04/01/52	20,000	16,402
Utah Acquisition Sub Inc 3.950% due 06/15/26	105,000	98,290
Viatris Inc 3.850% due 06/22/40	60,000	40,420
West Virginia United Health System Obligated Group 3.129% due 06/01/50	55,000	35,490

		9,770,319

Energy - 2.2%

Adani Green Energy UP Ltd (India) 6.250% due 12/10/24 ~	300,000	293,100
Apache Corp
4.750% due 04/15/43	40,000	30,251
5.100% due 09/01/40	70,000	58,168
5.250% due 02/01/42	10,000	8,234
5.350% due 07/01/49	70,000	56,677

	Principal Amount	Value
Baker Hughes Holdings LLC 5.125% due 09/15/40	$50,000	$46,319
Boardwalk Pipelines LP 4.450% due 07/15/27	85,000	80,977
BP Capital Markets America Inc
2.772% due 11/10/50	225,000	144,652
2.939% due 06/04/51	55,000	36,465
3.000% due 02/24/50	70,000	47,005
3.633% due 04/06/30	130,000	119,618
Cameron LNG LLC
2.902% due 07/15/31 ~	10,000	8,461
3.302% due 01/15/35 ~	90,000	72,775
Chevron USA Inc 3.850% due 01/15/28	30,000	29,007
ConocoPhillips 6.500% due 02/01/39	10,000	11,254
Continental Resources Inc
2.268% due 11/15/26 ~	30,000	26,033
3.800% due 06/01/24	40,000	38,962
4.375% due 01/15/28	60,000	55,073
4.500% due 04/15/23	50,000	49,994
4.900% due 06/01/44	20,000	14,862
5.750% due 01/15/31 ~	320,000	298,504
Coterra Energy Inc
3.900% due 05/15/27	165,000	154,317
4.375% due 03/15/29	100,000	94,702
DCP Midstream Operating LP 6.450% due 11/03/36 ~	20,000	19,746
Devon Energy Corp
4.500% due 01/15/30	8,000	7,466
4.750% due 05/15/42	20,000	17,014
5.000% due 06/15/45	150,000	130,199
5.250% due 10/15/27	6,000	5,948
5.875% due 06/15/28	136,000	137,677
Diamondback Energy Inc 3.500% due 12/01/29	80,000	70,361
DT Midstream Inc 4.300% due 04/15/32 ~	70,000	61,602
Ecopetrol SA (Colombia) 5.875% due 05/28/45	220,000	153,655
Energy Transfer Operating LP
2.900% due 05/15/25	10,000	9,426
3.900% due 05/15/24	230,000	224,137
3.900% due 07/15/26	305,000	288,558
4.950% due 06/15/28	30,000	29,067
5.250% due 04/15/29	140,000	135,672
6.250% due 02/15/23	20,000	17,025
6.250% due 04/15/49	100,000	93,469
6.750% due 05/15/25	20,000	17,375
7.125% due 05/15/30	10,000	8,375
Eni SPA (Italy) 4.000% due 09/12/23 ~	200,000	197,258
Enterprise Products Operating LLC
3.950% due 01/31/60	30,000	21,800
4.150% due 10/16/28	70,000	66,423
4.200% due 01/31/50	60,000	47,464
4.800% due 02/01/49	10,000	8,570
4.850% due 03/15/44	10,000	8,863
7.550% due 04/15/38	80,000	89,696

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
EOG Resources Inc
3.900% due 04/01/35	$30,000	$26,867
4.375% due 04/15/30	30,000	29,074
4.950% due 04/15/50	30,000	28,717
EQT Corp
3.625% due 05/15/31 ~	50,000	42,444
3.900% due 10/01/27	40,000	37,015
5.000% due 01/15/29	40,000	37,687
Exxon Mobil Corp
2.995% due 08/16/39	180,000	138,281
3.043% due 03/01/26	90,000	85,945
3.482% due 03/19/30	100,000	93,504
4.114% due 03/01/46	30,000	25,672
4.327% due 03/19/50	30,000	26,438
Flex Intermediate Holdco LLC
3.363% due 06/30/31 ~	45,000	35,229
4.317% due 12/30/39 ~	35,000	25,265
Gray Oak Pipeline LLC
2.600% due 10/15/25 ~	300,000	272,353
3.450% due 10/15/27 ~	125,000	110,778
HF Sinclair Corp
2.625% due 10/01/23	35,000	34,283
5.875% due 04/01/26	63,000	63,130
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	200,000	179,764
Kinder Morgan Energy Partners LP 5.500% due 03/01/44	10,000	9,088
Kinder Morgan Inc
4.300% due 06/01/25	30,000	29,448
4.300% due 03/01/28	30,000	28,793
5.050% due 02/15/46	30,000	25,578
5.200% due 03/01/48	30,000	26,040
5.550% due 06/01/45	30,000	27,495
5.625% due 11/15/23 ~	200,000	200,165
Midwest Connector Capital Co LLC 3.900% due 04/01/24 ~	500,000	484,362
MPLX LP
4.500% due 04/15/38	195,000	164,982
4.700% due 04/15/48	40,000	31,741
4.800% due 02/15/29	80,000	76,722
NGPL PipeCo LLC 3.250% due 07/15/31 ~	50,000	40,801
Occidental Petroleum Corp 5.550% due 03/15/26	90,000	89,809
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	315,000	313,526
5.500% due 06/10/51	70,000	53,765
Petroleos Mexicanos (Mexico) 6.875% due 08/04/26	80,000	75,736
Phillips 66 Co 3.550% due 10/01/26 ~	100,000	93,938
Pioneer Natural Resources Co
1.125% due 01/15/26	20,000	17,848
1.900% due 08/15/30	135,000	106,024
2.150% due 01/15/31	30,000	23,783
Range Resources Corp 4.875% due 05/15/25	10,000	9,515
Reliance Industries Ltd (India) 3.625% due 01/12/52 ~	310,000	204,013

	Principal Amount	Value
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	$200,000	$200,432
Schlumberger Holdings Corp 3.900% due 05/17/28 ~	40,000	37,342
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	20,000	18,859
3.125% due 11/07/49	50,000	35,375
4.375% due 05/11/45	130,000	114,237
4.550% due 08/12/43	30,000	27,233
Southwestern Energy Co
4.750% due 02/01/32	30,000	25,695
5.375% due 03/15/30	170,000	155,370
Targa Resources Corp
4.200% due 02/01/33	20,000	17,264
5.200% due 07/01/27	121,000	118,792
Targa Resources Partners LP
4.000% due 01/15/32	10,000	8,427
4.875% due 02/01/31	60,000	54,258
5.000% due 01/15/28	30,000	28,668
5.500% due 03/01/30	20,000	18,848
6.500% due 07/15/27	10,000	10,080
6.875% due 01/15/29	10,000	10,097
Tennessee Gas Pipeline Co LLC 2.900% due 03/01/30 ~	30,000	25,194
The Williams Cos Inc
3.750% due 06/15/27	60,000	56,570
7.500% due 01/15/31	120,000	131,739
TransCanada PipeLines Ltd (Canada) 6.200% due 10/15/37	55,000	56,303
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	30,000	32,052
Venture Global Calcasieu Pass LLC 3.875% due 11/01/33 ~	40,000	32,750
Western Midstream Operating LP
3.350% due 02/01/25	30,000	28,436
4.300% due 02/01/30	60,000	52,511
4.500% due 03/01/28	30,000	27,688
4.650% due 07/01/26	50,000	47,539
5.041% (USD LIBOR + 1.100%) due 01/13/23 §	20,000	19,970
5.300% due 03/01/48	57,000	46,968
5.500% due 08/15/48	60,000	49,979
5.500% due 02/01/50	30,000	24,767

		8,581,317

Financial - 9.6%

AerCap Ireland Capital DAC (Ireland)
2.450% due 10/29/26	150,000	131,361
3.150% due 02/15/24	150,000	145,070
AIB Group PLC (Ireland) 4.263% due 04/10/25 ~	200,000	193,060
Air Lease Corp
3.000% due 09/15/23	555,000	545,741
3.375% due 07/01/25	60,000	56,805
Alexandria Real Estate Equities Inc REIT 1.875% due 02/01/33	100,000	74,629
American Express Co
3.375% due 05/03/24	40,000	39,206
4.050% due 05/03/29	80,000	76,355

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
American Homes 4 Rent LP REIT 4.250% due 02/15/28	$200,000	$185,280
American International Group Inc
2.500% due 06/30/25	60,000	56,540
4.375% due 06/30/50	140,000	119,155
American Tower Corp REIT
1.500% due 01/31/28	135,000	111,922
2.950% due 01/15/51	41,000	25,555
3.100% due 06/15/50	64,000	40,535
Athene Global Funding 2.500% due 01/14/25 ~	215,000	201,527
Australia & New Zealand Banking Group Ltd (Australia) 4.400% due 05/19/26 ~	205,000	197,072
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	45,000	38,778
2.528% due 11/18/27 ~	523,000	418,802
4.250% due 04/15/26 ~	365,000	331,303
Banco Santander SA (Spain) 3.848% due 04/12/23	200,000	198,954
Bank of America Corp
2.572% due 10/20/32	275,000	216,063
2.592% due 04/29/31	130,000	106,162
2.676% due 06/19/41	420,000	284,046
2.972% due 02/04/33	100,000	80,820
3.419% due 12/20/28	83,000	75,299
3.500% due 04/19/26	50,000	47,778
3.593% due 07/21/28	100,000	92,217
3.705% due 04/24/28	370,000	342,953
3.841% due 04/25/25	60,000	58,610
3.974% due 02/07/30	160,000	145,638
4.200% due 08/26/24	90,000	88,666
4.250% due 10/22/26	380,000	367,591
4.330% due 03/15/50	20,000	16,503
4.376% due 04/27/28	335,000	320,886
4.450% due 03/03/26	90,000	88,295
4.571% due 04/27/33	190,000	174,331
Bank of Ireland Group PLC (Ireland) 6.253% due 09/16/26 ~	300,000	297,797
Bank of Montreal (Canada)
1.850% due 05/01/25	70,000	65,448
3.803% due 12/15/32	40,000	35,285
Barclays PLC (United Kingdom)
4.972% due 05/16/29	200,000	188,188
5.304% due 08/09/26	200,000	198,704
7.250% due 03/15/23 ~	GBP 200,000	239,609
7.325% due 11/02/26	$200,000	207,379
7.385% due 11/02/28	200,000	208,817
7.750% due 09/15/23	300,000	293,640
Berkshire Hathaway Finance Corp
3.850% due 03/15/52	150,000	120,355
4.250% due 01/15/49	80,000	71,664
BNP Paribas SA (France)
1.904% due 09/30/28 ~	900,000	750,796
2.159% due 09/15/29 ~	200,000	163,398
2.219% due 06/09/26 ~	200,000	183,805
4.375% due 03/01/33 ~	250,000	221,338
BPCE SA (France)
1.652% due 10/06/26 ~	295,000	262,450

	Principal Amount	Value
Brixmor Operating Partnership LP REIT
2.250% due 04/01/28	$70,000	$57,893
2.500% due 08/16/31	25,000	19,180
Brookfield Finance Inc (Canada) 3.500% due 03/30/51	115,000	73,451
Brown & Brown Inc 2.375% due 03/15/31	220,000	167,884
Capital One Financial Corp 3.800% due 01/31/28	170,000	159,195
Carlyle Finance LLC 5.650% due 09/15/48 ~	150,000	134,165
Citigroup Inc
3.057% due 01/25/33	340,000	275,258
3.785% due 03/17/33	80,000	68,638
4.075% due 04/23/29	260,000	239,709
4.400% due 06/10/25	80,000	78,595
4.412% due 03/31/31	75,000	69,047
4.658% due 05/24/28	40,000	38,774
4.910% due 05/24/33	110,000	103,324
5.500% due 09/13/25	280,000	282,005
5.950% due 04/30/23	90,000	89,347
5.950% due 05/15/25	50,000	45,097
6.675% due 09/13/43	50,000	53,694
8.125% due 07/15/39	90,000	111,062
Cooperatieve Rabobank UA (Netherlands)
4.375% due 08/04/25	260,000	254,029
4.655% due 08/22/28 ~	300,000	288,427
Corebridge Financial Inc
3.650% due 04/05/27 ~	135,000	126,049
3.850% due 04/05/29 ~	25,000	22,822
Credit Agricole SA (France) 1.247% due 01/26/27 ~	250,000	218,903
Credit Suisse AG (Switzerland)
3.700% due 02/21/25	250,000	230,715
4.750% due 08/09/24	300,000	286,632
Credit Suisse Group AG (Switzerland)
2.193% due 06/05/26 ~	250,000	213,725
3.869% due 01/12/29 ~	300,000	240,903
4.194% due 04/01/31 ~	420,000	326,851
4.282% due 01/09/28 ~	250,000	207,588
6.537% due 08/12/33 ~	400,000	351,958
9.750% due 06/23/27 ~	230,000	200,920
Crown Castle Inc REIT 3.100% due 11/15/29	100,000	87,384
Danske Bank AS (Denmark)
4.298% due 04/01/28 ~	300,000	276,293
5.375% due 01/12/24 ~	400,000	396,849
Deutsche Bank AG (Germany)
2.625% due 12/16/24 ~	GBP 200,000	224,833
3.961% due 11/26/25	$300,000	286,883
5.966% (USD LIBOR + 1.230%) due 02/27/23 §	300,000	300,085
6.119% due 07/14/26	300,000	298,280
Empower Finance LP (Canada) 3.075% due 09/17/51 ~	115,000	72,101
Equinix Inc REIT 2.000% due 05/15/28	109,000	92,214
F&G Global Funding 1.750% due 06/30/26 ~	45,000	40,122

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount		Value
Federation des Caisses Desjardins du Quebec (Canada) 4.400% due 08/23/25 ~		$400,000	$390,638
Fifth Third Bancorp 6.361% due 10/27/28		200,000	206,133
G City Europe Ltd (Poland) 4.250% due 09/11/25 ~	EUR	800,000	719,258
Goodman US Finance Three LLC REIT (Australia) 3.700% due 03/15/28 ~		$200,000	180,821
Healthcare Realty Holdings LP REIT 2.000% due 03/15/31		200,000	151,867
Healthpeak Properties Inc REIT 2.125% due 12/01/28		79,000	66,373
Host Hotels & Resorts LP REIT 4.000% due 06/15/25		200,000	192,365
HSBC Holdings PLC (United Kingdom)
2.871% due 11/22/32		200,000	153,327
4.041% due 03/13/28		230,000	212,287
5.210% due 08/11/28		200,000	193,275
7.336% due 11/03/26		200,000	208,235
7.390% due 11/03/28		200,000	210,546
Hudson Pacific Properties LP REIT 4.650% due 04/01/29		800,000	684,972
ING Groep NV (Netherlands) 4.625% due 01/06/26 ~		700,000	684,374
Intercontinental Exchange Inc
4.600% due 03/15/33		90,000	86,551
4.950% due 06/15/52		30,000	27,901
Intesa Sanpaolo SPA (Italy)
3.375% due 01/12/23 ~		220,000	219,894
5.017% due 06/26/24 ~		370,000	355,891
JPMorgan Chase & Co
2.083% due 04/22/26		390,000	362,368
2.522% due 04/22/31		100,000	82,050
3.109% due 04/22/51		30,000	19,786
3.509% due 01/23/29		20,000	18,185
4.203% due 07/23/29		170,000	158,728
4.452% due 12/05/29		70,000	65,895
4.586% due 04/26/33		110,000	102,149
4.950% due 06/01/45		30,000	26,948
5.546% due 12/15/25		500,000	500,390
Jyske Realkredit AS (Denmark) 1.500% due 10/01/53		DKK 878,138	97,651
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~		$30,000	27,722
Life Storage LP REIT 2.400% due 10/15/31		75,000	57,881
Lloyds Banking Group PLC (United Kingdom)
4.375% due 03/22/28		500,000	475,455
4.518% (AUD Bank Bill + 1.400%) due 03/07/25 §		AUD 800,000	538,120
Macquarie Group Ltd (Australia) 1.340% due 01/12/27 ~		$185,000	161,432
MassMutual Global Funding II 5.050% due 12/07/27 ~		300,000	302,000
Mastercard Inc 3.850% due 03/26/50		60,000	50,395

	Principal Amount	Value
MetLife Inc 4.125% due 08/13/42	$110,000	$93,631
Mitsubishi UFJ Financial Group Inc (Japan) 1.538% due 07/20/27	230,000	199,676
Mizuho Financial Group Inc (Japan)
3.261% due 05/22/30	300,000	260,148
5.414% due 09/13/28	240,000	240,455
Morgan Stanley
2.188% due 04/28/26	160,000	148,820
2.475% due 01/21/28	810,000	720,859
2.699% due 01/22/31	80,000	66,280
3.622% due 04/01/31	120,000	105,031
3.737% due 04/24/24	70,000	69,630
3.772% due 01/24/29	10,000	9,175
4.431% due 01/23/30	10,000	9,327
4.457% due 04/22/39	150,000	132,269
MPT Operating Partnership LP REIT 2.550% due 12/05/23	GBP 700,000	805,644
National Retail Properties Inc REIT 3.500% due 10/15/27	$200,000	181,719
NatWest Group PLC (United Kingdom)
4.445% due 05/08/30	200,000	181,510
4.892% due 05/18/29	200,000	189,599
New York Life Global Funding 0.950% due 06/24/25 ~	40,000	36,256
New York Life Insurance Co 3.750% due 05/15/50 ~	150,000	115,438
Northwestern Mutual Global Funding 1.700% due 06/01/28 ~	50,000	42,342
Nykredit Realkredit AS (Denmark) 1.500% due 10/01/53 ~	DKK 1,194,510	125,531
Office Properties Income Trust REIT
2.400% due 02/01/27	$90,000	65,856
4.500% due 02/01/25	50,000	45,344
Omega Healthcare Investors Inc REIT 3.375% due 02/01/31	800,000	618,400
Physicians Realty LP REIT 2.625% due 11/01/31	30,000	23,490
Principal Life Global Funding II 1.250% due 06/23/25 ~	20,000	18,208
Public Storage REIT
1.950% due 11/09/28	38,000	32,488
2.250% due 11/09/31	32,000	25,745
Royal Bank of Canada (Canada)
1.150% due 06/10/25	60,000	54,974
1.600% due 04/17/23	30,000	29,744
Sabra Health Care LP REIT 3.200% due 12/01/31	50,000	37,318
Santander Holdings USA Inc
3.450% due 06/02/25	700,000	667,656
4.500% due 07/17/25	100,000	97,858
Scentre Group Trust 1 REIT (Australia) 3.625% due 01/28/26 ~	220,000	207,185
Societe Generale SA (France)
1.792% due 06/09/27 ~	300,000	258,472
4.250% due 04/14/25 ~	200,000	192,017
Spirit Realty LP REIT 3.400% due 01/15/30	800,000	668,147

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Standard Chartered PLC (United Kingdom)
1.456% due 01/14/27 ~	$500,000	$434,150
5.124% (SOFR + 0.930%) due 11/23/25 ~ §	300,000	291,587
Sumitomo Mitsui Financial Group Inc (Japan) 2.472% due 01/14/29	300,000	253,250
Teachers Insurance & Annuity Association of America
3.300% due 05/15/50 ~	50,000	34,796
4.900% due 09/15/44 ~	40,000	36,763
6.850% due 12/16/39 ~	18,000	19,907
The Bank of New York Mellon Corp 1.600% due 04/24/25	30,000	27,902
The Bank of Nova Scotia (Canada) 4.588% due 05/04/37	70,000	59,917
The Goldman Sachs Group Inc
1.948% due 10/21/27	360,000	315,248
2.383% due 07/21/32	330,000	256,847
2.640% due 02/24/28	320,000	285,379
3.615% due 03/15/28	30,000	27,988
3.850% due 07/08/24	50,000	48,956
4.017% due 10/31/38	120,000	99,097
4.223% due 05/01/29	140,000	130,681
4.250% due 10/21/25	350,000	341,952
5.150% due 05/22/45	160,000	144,476
5.700% due 11/01/24	300,000	303,788
6.250% due 02/01/41	70,000	73,392
The Norinchukin Bank (Japan) 2.080% due 09/22/31 ~	300,000	232,070
The Toronto-Dominion Bank (Canada) 1.150% due 06/12/25	180,000	164,369
Truist Financial Corp 5.900% due 10/28/26	300,000	307,020
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~	200,000	172,317
7.000% due 01/31/24 ~	250,000	246,581
UDR Inc REIT
1.900% due 03/15/33	30,000	21,439
2.100% due 08/01/32	200,000	147,497
Visa Inc
3.150% due 12/14/25	50,000	48,259
4.300% due 12/14/45	90,000	82,641
Wells Fargo & Co
2.188% due 04/30/26	80,000	74,522
2.393% due 06/02/28	600,000	530,458
2.879% due 10/30/30	70,000	59,608
3.000% due 10/23/26	200,000	185,115
3.350% due 03/02/33	30,000	25,352
3.584% due 05/22/28	70,000	65,103
4.400% due 06/14/46	30,000	24,232
4.478% due 04/04/31	250,000	234,946
4.611% due 04/25/53	70,000	59,638
4.750% due 12/07/46	70,000	58,946
4.900% due 11/17/45	30,000	25,965
5.013% due 04/04/51	430,000	380,990
5.375% due 11/02/43	50,000	46,719
Westpac Banking Corp (Australia) 3.133% due 11/18/41	53,000	35,146

	Principal Amount	Value
WP Carey Inc REIT
2.250% due 04/01/33	$55,000	$40,892
2.400% due 02/01/31	75,000	59,935

		37,597,006

Industrial - 1.1%

3M Co
2.375% due 08/26/29	60,000	51,016
3.050% due 04/15/30	10,000	8,803
3.700% due 04/15/50	70,000	53,930
Ball Corp 3.125% due 09/15/31	50,000	40,221
Carrier Global Corp 3.577% due 04/05/50	10,000	7,176
CSX Corp 3.800% due 11/01/46	70,000	55,282
Eaton Corp 4.150% due 11/02/42	20,000	17,183
General Dynamics Corp
3.500% due 05/15/25	10,000	9,751
4.250% due 04/01/40	10,000	9,169
4.250% due 04/01/50	20,000	17,854
Graphic Packaging International LLC 1.512% due 04/15/26 ~	95,000	82,983
Kansas City Southern 4.700% due 05/01/48	47,000	40,723
L3Harris Technologies Inc
1.800% due 01/15/31	80,000	61,581
5.054% due 04/27/45	40,000	36,047
Lockheed Martin Corp
3.900% due 06/15/32	50,000	47,268
4.150% due 06/15/53	80,000	68,306
4.500% due 05/15/36	30,000	28,746
Martin Marietta Materials Inc 3.450% due 06/01/27	40,000	37,191
Masco Corp 2.000% due 10/01/30	125,000	97,193
Norfolk Southern Corp 3.050% due 05/15/50	80,000	53,945
Northrop Grumman Corp
3.250% due 01/15/28	185,000	170,941
5.250% due 05/01/50	40,000	39,624
Otis Worldwide Corp
2.056% due 04/05/25	30,000	28,094
3.112% due 02/15/40	85,000	62,309
Penske Truck Leasing Co LP 5.875% due 11/15/27 ~	250,000	252,188
Raytheon Technologies Corp
3.750% due 11/01/46	170,000	131,997
4.125% due 11/16/28	70,000	67,141
4.500% due 06/01/42	30,000	27,120
Republic Services Inc 2.500% due 08/15/24	50,000	47,945
TD SYNNEX Corp 2.650% due 08/09/31	400,000	304,089
Textron Inc 2.450% due 03/15/31	700,000	562,032
The Boeing Co
1.875% due 06/15/23	200,000	196,998
2.196% due 02/04/26	315,000	286,546

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
3.100% due 05/01/26	$465,000	$438,116
3.200% due 03/01/29	90,000	79,100
3.250% due 02/01/35	120,000	91,620
3.550% due 03/01/38	20,000	14,815
3.750% due 02/01/50	140,000	96,706
5.150% due 05/01/30	280,000	273,866
Union Pacific Corp
2.150% due 02/05/27	10,000	9,044
2.400% due 02/05/30	80,000	68,620
3.750% due 07/15/25	50,000	48,628
3.750% due 02/05/70	40,000	29,381
3.839% due 03/20/60	60,000	46,686

		4,197,974

Technology - 1.0%

Activision Blizzard Inc 1.350% due 09/15/30	58,000	45,458
Analog Devices Inc 2.800% due 10/01/41	20,000	14,721
Apple Inc
2.450% due 08/04/26	90,000	83,582
3.450% due 02/09/45	140,000	113,207
Broadcom Inc
2.450% due 02/15/31 ~	500,000	394,977
3.137% due 11/15/35 ~	200,000	147,664
3.187% due 11/15/36 ~	26,000	18,757
3.469% due 04/15/34 ~	300,000	240,210
CGI Inc (Canada) 2.300% due 09/14/31	90,000	68,592
Dell International LLC 6.200% due 07/15/30	60,000	61,145
Intel Corp
1.600% due 08/12/28	90,000	76,622
4.750% due 03/25/50	30,000	26,193
KLA Corp
3.300% due 03/01/50	50,000	36,449
4.650% due 07/15/32	97,000	95,313
Leidos Inc 2.300% due 02/15/31	35,000	26,892
Marvell Technology Inc 2.950% due 04/15/31	30,000	24,201
Microchip Technology Inc
0.972% due 02/15/24	32,000	30,402
0.983% due 09/01/24	18,000	16,678
2.670% due 09/01/23	22,000	21,596
Microsoft Corp
2.525% due 06/01/50	50,000	33,144
2.921% due 03/17/52	10,000	7,127
3.041% due 03/17/62	25,000	17,413
3.300% due 02/06/27	60,000	57,912
3.450% due 08/08/36	10,000	8,886
NVIDIA Corp
2.850% due 04/01/30	30,000	26,239
3.500% due 04/01/40	70,000	56,977
3.500% due 04/01/50	60,000	45,585
3.700% due 04/01/60	40,000	29,714
NXP BV (China)
2.500% due 05/11/31	85,000	67,913
3.250% due 05/11/41	90,000	63,127

	Principal Amount	Value
Open Text Corp (Canada) 6.900% due 12/01/27 ~	$500,000	$500,650
Oracle Corp
1.650% due 03/25/26	110,000	98,601
2.400% due 09/15/23	200,000	196,083
2.875% due 03/25/31	80,000	66,527
2.950% due 04/01/30	20,000	17,097
6.150% due 11/09/29	100,000	104,033
Renesas Electronics Corp (Japan) 1.543% due 11/26/24 ~	300,000	275,251
Roper Technologies Inc 1.750% due 02/15/31	100,000	77,273
Take-Two Interactive Software Inc 3.700% due 04/14/27	79,000	74,461
Texas Instruments Inc 1.750% due 05/04/30	20,000	16,488
VMware Inc
1.400% due 08/15/26	100,000	87,302
4.700% due 05/15/30	165,000	153,876
Workday Inc
3.500% due 04/01/27	82,000	76,759
3.700% due 04/01/29	30,000	27,586
3.800% due 04/01/32	50,000	44,277
Xilinx Inc 2.375% due 06/01/30	153,000	129,006

		3,901,966

Utilities - 1.7%

Alabama Power Co 1.450% due 09/15/30	400,000	312,434
Alexander Funding Trust 1.841% due 11/15/23 ~	200,000	191,657
APT Pipelines Ltd (Australia) 4.200% due 03/23/25 ~	40,000	38,657
Atmos Energy Corp 2.850% due 02/15/52	60,000	39,103
Berkshire Hathaway Energy Co 2.850% due 05/15/51	100,000	65,931
Consolidated Edison Co of New York Inc
3.350% due 04/01/30	20,000	18,035
3.950% due 04/01/50	10,000	7,893
6.150% due 11/15/52	90,000	96,915
Consumers Energy Co 3.250% due 08/15/46	45,000	32,607
Duke Energy Carolinas LLC 2.850% due 03/15/32	300,000	254,688
Duke Energy Corp 4.500% due 08/15/32	100,000	93,969
Duke Energy Ohio Inc 3.650% due 02/01/29	20,000	18,561
Duquesne Light Holdings Inc 2.775% due 01/07/32 ~	60,000	47,092
Edison International 5.750% due 06/15/27	70,000	70,327
Emera US Finance LP (Canada) 4.750% due 06/15/46	100,000	77,564
Enel Finance America LLC (Italy) 7.100% due 10/14/27 ~	300,000	310,732
Enel Finance International NV (Italy) 2.650% due 09/10/24 ~	400,000	382,977

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Entergy Arkansas LLC
2.650% due 06/15/51	$45,000	$27,329
3.050% due 06/01/23	300,000	297,779
Entergy Louisiana LLC 2.900% due 03/15/51	50,000	32,217
Evergy Inc 2.900% due 09/15/29	130,000	112,538
Eversource Energy 4.600% due 07/01/27	91,000	89,884
Fells Point Funding Trust 3.046% due 01/31/27 ~	135,000	123,055
Fortis Inc (Canada) 3.055% due 10/04/26	135,000	125,406
Indiana Michigan Power Co 3.250% due 05/01/51	45,000	30,829
ITC Holdings Corp
2.950% due 05/14/30 ~	65,000	54,978
4.950% due 09/22/27 ~	84,000	82,982
Jersey Central Power & Light Co 4.300% due 01/15/26 ~	125,000	120,873
JSW Hydro Energy Ltd (India) 4.125% due 05/18/31 ~	265,500	221,678
New York State Electric & Gas Corp 2.150% due 10/01/31 ~	300,000	234,551
NextEra Energy Capital Holdings Inc 5.000% due 07/15/32	185,000	182,005
NRG Energy Inc
2.000% due 12/02/25 ~	80,000	71,438
2.450% due 12/02/27 ~	90,000	74,710
OGE Energy Corp 0.703% due 05/26/23	35,000	34,385
Pacific Gas and Electric Co
1.700% due 11/15/23	345,000	334,015
2.100% due 08/01/27	20,000	17,111
2.500% due 02/01/31	30,000	23,345
2.950% due 03/01/26	50,000	45,881
3.150% due 01/01/26	200,000	186,058
3.250% due 02/16/24	115,000	112,296
3.300% due 08/01/40	10,000	6,805
3.450% due 07/01/25	85,000	80,544
3.500% due 08/01/50	20,000	12,498
3.750% due 08/15/42	33,000	22,254
PacifiCorp 4.150% due 02/15/50	80,000	66,043
PG&E Energy Recovery Funding LLC 2.822% due 07/15/48	205,000	143,786
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/38	30,000	27,893
5.099% due 06/01/54	65,000	61,480
5.212% due 12/01/49	190,000	184,459
Public Service Co of Oklahoma 3.150% due 08/15/51	120,000	80,115
ReNew Wind Energy AP2 (India) 4.500% due 07/14/28 ~	400,000	336,736
San Diego Gas & Electric Co 2.950% due 08/15/51	100,000	68,029
Southern California Edison Co
1.200% due 02/01/26	95,000	84,349
3.700% due 08/01/25	300,000	290,538
4.125% due 03/01/48	60,000	48,165

	Principal Amount	Value
Southern Co Gas Capital Corp 3.950% due 10/01/46	$75,000	$56,559
Southern Power Co 5.150% due 09/15/41	70,000	63,564
Union Electric Co 3.900% due 04/01/52	51,000	41,361
Virginia Electric and Power Co 6.350% due 11/30/37	90,000	95,784
Vistra Operations Co LLC 4.875% due 05/13/24 ~	92,000	90,261
Xcel Energy Inc 4.600% due 06/01/32	200,000	191,606

		6,747,314

Total Corporate Bonds & Notes (Cost $102,875,525)		89,674,088

SENIOR LOAN NOTES - 1.3%

Communications - 0.1%

Charter Communications Operating LLC
Term B-1 6.100% (USD LIBOR + 1.750%) due 04/30/25 §	153,100	152,515
Term B-2 6.140% (USD LIBOR + 1.750%) due 02/01/27 §	106,431	104,111
Nexstar Media Inc Term B-4 6.884% (USD LIBOR + 2.500%) due 09/18/26 §	83,630	83,094

		339,720

Consumer, Cyclical - 0.3%

Air Canada Term B (Canada) 8.130% (USD LIBOR + 3.500%) due 08/11/28 §	109,450	108,447
Alterra Mountain Co Term B 7.884% (USD LIBOR + 3.500%) due 08/17/28 §	77,005	76,254
Clarios Global LP Term B 7.634% (USD LIBOR + 3.250%) due 04/30/26 §	163,011	160,295
Entain Holdings Gibraltar Ltd Term B-4 (United Kingdom) 7.230% (USD LIBOR + 2.500%) due 03/16/27 §	19,376	19,263
Great Outdoors Group LLC Term B-2 8.134% (USD LIBOR + 3.750%) due 03/05/28 §	49,005	47,249
Harbor Freight Tools USA Inc Term B 7.134% (USD LIBOR + 2.750%) due 10/19/27 §	117,698	112,567
Hunter Douglas Inc Term B (Netherlands) 7.859% (SOFR + 3.500%) due 02/25/29 §	348,250	308,332
Nascar Holdings LLC Term B 6.884% (USD LIBOR + 2.500%) due 10/18/26 §	97,723	97,600

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
PCI Gaming Authority Term B 6.884% (USD LIBOR + 2.500%) due 05/31/26 §	$32,362	$32,247
Scientific Games International Inc Term B 7.417% (SOFR + 3.000%) due 04/14/29 §	99,251	98,175
Station Casinos LLC Term B-1 6.640% (USD LIBOR + 2.250%) due 02/08/27 §	117,828	115,324
UFC Holdings LLC Term B-3 7.110% (USD LIBOR + 2.750%) due 04/29/26 §	102,332	101,205

		1,276,958

Consumer, Non-Cyclical - 0.2%

AlixPartners LLP Term B 7.134% (USD LIBOR + 2.750%) due 02/04/28 §	105,980	105,157
Eyecare Partners LLC 8.480% (SOFR + 3.750%) due 02/20/27 §	48,702	41,437
Gainwell Acquisition Corp Term B 8.730% (USD LIBOR + 4.000%) due 10/01/27 §	86,676	82,233
Garda World Security Corp Term B (Canada) 8.930% (USD LIBOR + 4.250%) due 10/30/26 §	34,353	33,516
Global Medical Response Inc Term B 8.422% (USD LIBOR + 4.250%) due 10/02/25 §	127,997	90,771
Horizon Therapeutics USA Inc Term B-2 6.188% (USD LIBOR + 1.750%) due 03/15/28 §	32,403	32,411
ICON Luxembourg SARL Term B (Luxembourg) 7.000% (USD LIBOR + 2.250%) due 07/01/28 §	101,980	101,789
Medline Borrower LP Term B 7.634% (USD LIBOR + 3.250%) due 10/21/28 §	108,577	103,358
Phoenix Guarantor Inc Term B 7.884% (USD LIBOR + 3.500%) due 03/05/26 §	28,727	27,021
Phoenix Newco Inc 7.634% (USD LIBOR + 3.250%) due 11/15/28 §	9,626	9,292
PRA Health Sciences Inc Term B 7.000% (USD LIBOR + 2.250%) due 07/01/28 §	25,408	25,361
Triton Water Holdings Inc Term B 8.230% (USD LIBOR + 3.500%) due 03/31/28 §	91,892	85,758
Verscend Holding Corp Term B 8.384% (USD LIBOR + 4.000%) due 08/27/25 §	107,916	107,511

		845,615

	Principal Amount	Value
Diversified - 0.0%

First Eagle Holdings Inc Term B 7.230% (USD LIBOR + 2.500%) due 02/02/27 §	$27,902	$27,169

Financial - 0.4%

Allspring Buyer LLC Term B 7.750% (USD LIBOR + 3.000%) due 11/01/28 §	128,033	126,326
AmWINS Group Inc Term B 6.634% (USD LIBOR + 2.250%) due 02/19/28 §	105,882	104,055
Asurion LLC
Term B-7 7.384% (USD LIBOR + 3.000%) due 11/03/24 §	144,883	141,080
Term B-9 7.634% (USD LIBOR + 3.250%) due 07/31/27 §	58,950	51,670
Avolon (US) LLC Term B-5 (Ireland) 6.603% (USD LIBOR + 2.250%) due 12/01/27 §	49,000	48,958
Deerfield Dakota Holding LLC Term B 8.073% (SOFR + 3.750%) due 04/09/27 §	105,047	98,317
Focus Financial Partners LLC Term B-5 7.573% (SOFR + 3.250%) due 06/30/28 §	39,900	39,511
Jane Street Group LLC Term B 7.134% (USD LIBOR + 2.750%) due 01/26/28 §	145,199	141,115
Qatar National Bank QPSC (Qatar) due 11/06/23 ∞	600,000	598,800
The Edelman Financial Engines Center LLC Term B 7.884% (USD LIBOR + 3.500%) due 04/07/28 §	47,796	44,851
VFH Parent LLC Term B 7.321% (SOFR + 3.000%) due 01/13/29 §	90,000	88,031

		1,482,714

Industrial - 0.2%

Ali Group North America Corp Term B 6.438% (SOFR + 2.000%) due 07/22/29 §	104,699	104,045
Brown Group Holding LLC Term B 6.884% (USD LIBOR + 2.500%) due 06/07/28 §	147,993	145,615
Coherent Corp Term B 7.134% (USD LIBOR + 2.750%) due 07/01/29 §	117,557	116,764
Energizer Holdings Inc 6.625% (USD LIBOR + 2.250%) due 12/22/27 §	38,467	37,842

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Quikrete Holdings Inc
Term B 7.009% (USD LIBOR + 2.625%) due 01/31/27 §	$105,309	$104,402
Term B-1 7.384% (USD LIBOR + 3.000%) due 03/18/29 §	119,100	118,331
TransDigm Inc Term F 6.980% (USD LIBOR + 2.250%) due 12/09/25 §	9,798	9,691
XPO Logistics Inc Term B 5.935% (USD LIBOR + 1.750%) due 02/23/25 §	105,000	104,701

		741,391

Technology - 0.1%

Cloudera Inc Term B 8.134% (USD LIBOR + 3.750%) due 10/08/28 §	89,325	84,915
Magenta Buyer LLC 9.170% (USD LIBOR + 4.750%) due 07/27/28 §	137,256	118,212
Peraton Corp Term B 8.134% (USD LIBOR + 3.750%) due 02/01/28 §	148,969	145,830

		348,957

Total Senior Loan Notes (Cost $5,229,106)		5,062,524

MORTGAGE-BACKED SECURITIES - 39.9%

Collateralized Mortgage Obligations - Commercial - 5.1%

1211 Avenue of the Americas Trust 3.901% due 08/10/35 ~	900,000	836,876
ACRE Commercial Mortgage Ltd (Cayman)
5.169% (USD LIBOR + 0.830%) due 12/18/37 ~ §	233,869	230,360
5.739% (USD LIBOR + 1.400%) due 12/18/37 ~ §	180,000	173,768
Ashford Hospitality Trust 5.318% (USD LIBOR + 1.000%) due 06/15/35 ~ §	600,000	578,492
BAMLL Commercial Mortgage Securities Trust 4.091% due 08/10/38 ~ §	300,000	270,492
BAMLL Re-REMIC Trust 2.019% due 11/26/47 ~ §	190,000	171,052
BBCMS Trust (IO) 1.298% due 07/15/54 §	1,933,945	140,347
BDS LLC 6.461% (SOFR + 2.137%) due 08/19/38 ~ §	300,000	296,449
Beast Mortgage Trust 5.068% (USD LIBOR + 0.750%) due 04/15/36 ~ §	300,000	287,849
Benchmark Mortgage Trust 3.458% due 03/15/55	300,000	266,019
BIG Commercial Mortgage Trust 5.820% (SOFR + 1.342%) due 02/15/39 ~ §	400,000	384,721

	Principal Amount	Value
BPR Trust 5.568% (USD LIBOR + 1.250%) due 02/15/29 ~ §	$320,000	$311,540
BX Commercial Mortgage Trust
5.148% (USD LIBOR + 0.689%) due 10/15/38 ~ §	278,015	267,622
5.326% (SOFR + 0.990%) due 01/17/39 ~ §	400,000	383,543
BX Trust 5.760% due 10/13/27 ~	250,000	245,262
Citigroup Commercial Mortgage Trust
3.251% due 05/10/35 ~	300,000	281,278
3.778% due 09/10/58	700,000	666,771
Commercial Mortgage Trust
2.321% due 01/10/38 ~ §	300,000	251,478
3.545% due 02/10/36 ~	1,000,000	915,538
4.297% due 02/10/48 §	90,000	77,597
CSMC Trust
2.257% due 08/15/37 ~	977,319	874,279
4.373% due 09/15/37 ~	830,000	437,515
7.342% (USD LIBOR + 3.024%) due 12/15/22 ~ §	426,470	426,287
8.189% (SOFR + 3.853%) due 09/16/25 ~ §	560,000	495,892
DBGS Mortgage Trust 3.843% due 04/10/37 ~	900,000	770,101
Fannie Mae
1.707% due 11/25/31 §	300,000	236,426
2.082% due 04/25/32 §	1,050,000	861,368
3.700% due 01/25/36	100,000	90,708
Fannie Mae (IO) 2.241% due 01/25/31 §	4,912,775	471,256
FHLMC Multifamily Structured Pass-Through Certificates
1.211% due 10/25/30 §	2,700,000	203,794
1.981% due 12/25/31 §	400,000	324,794
2.400% due 03/25/32	400,000	337,446
3.710% due 09/25/32 §	290,000	272,143
FHLMC Multifamily Structured Pass-Through Certificates (IO)
1.194% due 11/25/30 §	3,235,000	241,410
1.364% due 12/25/29 §	1,490,000	97,487
Freddie Mac Multiclass Certificates (IO) 2.608% due 10/27/28 §	2,670,000	309,379
Freddie Mac Multifamily Structured Credit Risk 5.728% (SOFR + 1.800%) due 07/25/41 ~ §	361,722	329,923
Freddie Mac Multifamily WI Certificates 3.820% due 01/25/33	300,000	282,432
Freedom 8.700% (USD LIBOR + 4.400%) due 03/25/23 ~ §	210,000	207,354
FREMF Mortgage Trust
3.576% due 01/25/26 ~ §	350,000	319,842
3.880% due 01/25/50 ~ §	415,000	388,243
3.932% due 12/25/46 ~ §	300,000	295,403
6.292% (USD LIBOR + 2.150%) due 01/25/26 ~ §	121,578	111,808

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
FRR Re-REMIC Trust 0.422% due 10/27/46 ~ §	$100,000	$95,723
Government National Mortgage Association
1.450% due 01/16/63	297,844	237,872
2.845% due 11/16/47 §	38,811	35,217
3.000% due 10/16/64 §	100,000	76,001
Government National Mortgage Association (IO)
0.323% due 01/16/53 §	3,855,003	33,118
0.422% due 04/16/47 §	1,937,509	19,189
0.640% due 02/16/61 §	688,295	38,262
GS Mortgage Securities Trust 7.736% (SOFR + 3.400%) due 08/15/39 ~ §	300,000	302,736
JP Morgan Chase Commercial Mortgage Securities Trust
8.326% (USD LIBOR + 4.000%) due 01/16/37 ~ §	68,709	62,215
8.818% (USD LIBOR + 4.500%) due 12/15/36 ~ §	280,000	100,349
11.318% (USD LIBOR + 7.000%) due 12/15/36 ~ §	280,000	71,805
JPMDB Commercial Mortgage Securities Trust 4.009% due 03/15/50 §	180,000	151,407
LUXE Trust 5.368% (USD LIBOR + 1.050%) due 10/15/38 ~ §	103,830	99,467
Morgan Stanley Capital I Trust 2.428% due 04/05/42 ~ §	400,000	305,745
New Orleans Hotel Trust 5.307% (USD LIBOR + 0.989%) due 04/15/32 ~ §	300,000	285,549
NYO Commercial Mortgage Trust 5.413% (USD LIBOR + 1.095%) due 11/15/38 ~ §	300,000	272,825
ONE Mortgage Trust 5.150% (SOFR + 0.814%) due 03/15/36 ~ §	400,000	381,478
PFP Ltd CLO (Cayman)
5.726% (USD LIBOR + 1.400%) due 04/14/38 ~ §	261,987	245,795
6.600% (SOFR + 2.274%) due 08/19/35 ~ §	300,000	293,437
Ready Capital Mortgage Financing LLC 6.875% (SOFR + 2.552%) due 10/25/39 ~ §	299,574	298,354
SLG Office Trust 2.585% due 07/15/41 ~	235,000	188,053
TTAN 5.168% (USD LIBOR + 0.850%) due 03/15/38 ~ §	394,732	382,899
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 ~ §	49,081	48,148
Wells Fargo Commercial Mortgage Trust 5.468% (USD LIBOR + 1.150%) due 02/15/40 ~ §	199,985	187,423
Wells Fargo Commercial Mortgage Trust (IO)
1.197% due 03/15/50 §	3,831,625	153,759
1.547% due 08/15/54 §	1,289,503	113,990

		19,903,160

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 5.3%

Ajax Mortgage Loan Trust 2.239% due 06/25/66 ~	$221,729	$205,602
Alternative Loan Trust
3.045% due 06/25/37 §	50,602	37,507
4.729% (USD LIBOR + 0.340%) due 07/25/46 §	1	3,181
4.809% (USD LIBOR + 0.420%) due 05/25/35 §	150,451	134,754
American Home Mortgage Investment Trust 6.700% due 06/25/36	1,311,679	226,165
Anchor Mortgage Trust 2.600% due 10/25/26 ~	282,830	262,773
Banc of America Funding Trust 3.418% due 05/25/35 §	8,094	7,628
BCAP LLC Trust 4.611% due 03/26/37 ~	14,446	14,045
Bear Stearns Adjustable Rate Mortgage Trust
3.399% due 08/25/33 §	11,364	10,569
4.130% due 10/25/36 §	2,474	2,181
4.282% due 01/25/35 §	92,443	91,943
Bear Stearns ALT-A Trust
3.115% due 05/25/35 §	8,544	7,946
3.586% due 11/25/36 §	35,662	19,100
Cascade MH Asset Trust 2.708% due 02/25/46 ~	284,000	213,213
CFMT LLC
0.946% due 12/26/30 ~ §	146,273	142,221
1.374% due 02/25/31 ~ §	665,000	625,455
Chase Mortgage Finance Trust
3.492% due 02/25/37 §	74,240	71,570
3.707% due 09/25/36 §	32,990	27,330
ChaseFlex Trust 4.689% (USD LIBOR + 0.300%) due 08/25/37 §	207,914	182,648
Chevy Chase Funding LLC
3.928% due 05/25/35 ~ §	512,257	398,942
4.639% (USD LIBOR + 0.250%) due 08/25/35 ~ §	7,297	6,576
Citigroup Mortgage Loan Trust Inc 3.790% (UST + 2.150%) due 09/25/35 §	2,255	2,165
Countrywide Home Loan Mortgage Pass-Through Trust 4.131% (USD LIBOR + 0.640%) due 03/25/35 §	5,294	4,712
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35	23,627	17,626
CSMC Trust
1.538% due 02/25/66 ~ §	286,386	229,660
1.668% due 09/27/60 ~ §	466,771	442,491
2.000% due 01/25/60 ~ §	401,647	345,044
Downey Saving & Loan Association Mortgage Loan Trust 4.519% (USD LIBOR + 0.180%) due 04/19/47 §	69,995	72,124

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Eurosail-UK PLC (United Kingdom) 4.461% (SONIA + 1.069%) due 06/13/45 ~ §	GBP 349,531	$418,147
Fannie Mae
2.000% due 08/25/50	$300,000	235,405
2.500% due 02/25/44	124,943	104,818
3.500% due 09/25/45	129,213	109,719
3.500% due 11/25/57	691,590	653,911
4.939% (USD LIBOR + 0.550%) due 09/25/41 §	61,482	60,506
5.500% due 04/25/35	225,856	233,841
5.875% (US PRIME - 1.625%) due 11/25/23 §	6,070	6,003
Fannie Mae (IO)
1.611% (6.000% - USD LIBOR) due 11/25/45 §	828,885	80,891
1.711% (6.100% - USD LIBOR) due 09/25/46 §	222,425	13,585
2.500% due 01/25/49	851,232	121,490
4.000% due 03/25/43	114,769	17,346
4.000% due 04/25/43	443,391	74,580
Freddie Mac REMICS
3.000% due 08/15/48	47,352	41,077
4.000% due 04/25/52	100,000	90,120
4.649% (USD LIBOR + 0.190%) due 10/15/43 §	175,255	169,323
8.000% due 04/15/30	33,577	35,570
Freddie Mac REMICS (IO)
2.000% due 10/25/50	86,887	11,864
2.500% due 05/25/49	275,083	37,264
2.500% due 09/25/50	151,923	23,167
3.500% due 04/15/43	133,179	20,928
4.000% due 04/15/43	37,682	1,524
Freddie Mac Strips (IO) 1.641% (6.100% - USD LIBOR) due 08/15/44 §	110,325	11,598
Freddie Mac Structured Agency Credit Risk Debt Notes 6.689% (USD LIBOR + 2.300%) due 01/25/50 ~ §	160,000	151,171
Government National Mortgage Association
1.968% (USD LIBOR + 0.750%) due 04/20/67 §	416,267	412,187
2.500% due 10/20/51	99,331	83,523
2.669% (USD LIBOR + 1.280%) due 02/20/71 §	568,322	566,437
4.398% due 09/20/66 §	524,990	535,926
4.442% (USD LIBOR + 0.600%) due 07/20/65 §	539,641	531,543
4.585% (USD LIBOR + 0.800%) due 06/20/66 §	408,101	404,208
4.601% (USD LIBOR + 0.800%) due 07/20/66 §	712,169	705,795
4.770% (SOFR + 1.020%) due 12/20/72 §	200,000	200,562
4.966% (SOFR + 1.140%) due 11/20/72 §	250,000	252,508
5.122% (USD LIBOR + 1.280%) due 01/20/71 §	790,984	783,156

	Principal Amount	Value
Government National Mortgage Association (IO)
1.241% due 03/20/71 §	$7,371,069	$281,390
1.641% (6.100% - USD LIBOR) due 10/16/46 §	154,568	21,729
1.797% (6.150% - USD LIBOR) due 02/20/46 §	720,420	82,733
2.500% due 08/20/50	160,778	22,859
2.500% due 09/20/50	82,310	12,197
2.500% due 10/20/50	167,265	22,820
4.000% due 11/20/44	339,592	59,756
4.500% due 11/16/45	143,918	29,499
Great Hall Mortgages PLC (United Kingdom) 4.868% (USD LIBOR + 0.130%) due 06/18/39 ~ §	101,036	99,105
GS Mortgage-Backed Securities Corp Trust 2.000% due 12/25/60 ~ §	620,000	496,863
GSR Mortgage Loan Trust
6.000% due 11/25/35	390,817	185,350
6.000% due 07/25/37	199,173	139,665
HarborView Mortgage Loan Trust
3.446% due 08/19/36 §	77,201	60,984
3.720% due 02/25/36 §	36,408	11,894
4.549% (USD LIBOR + 0.320%) due 05/25/38 §	152,426	120,067
4.679% (USD LIBOR + 0.340%) due 12/19/36 §	71,630	61,723
4.779% (USD LIBOR + 0.440%) due 05/19/35 §	135,615	120,770
JP Morgan Mortgage Trust
3.500% due 10/25/48 ~ §	196,326	172,914
3.708% due 07/25/35 §	6,032	6,010
5.750% due 01/25/36	10,492	5,223
Ludgate Funding PLC (United Kingdom) 4.054% (GBP LIBOR + 0.160%) due 01/01/61 ~ §	GBP 331,941	373,342
Merrill Lynch Mortgage Investors Trust 3.380% due 11/25/35 §	$151,119	137,574
Metlife Securitization Trust 3.750% due 03/25/57 ~ §	449,535	424,172
New Residential Mortgage Loan Trust
2.492% due 09/25/59 ~ §	67,374	60,997
3.500% due 12/25/57 ~ §	382,904	362,600
OBX Trust 5.039% (USD LIBOR + 0.650%) due 06/25/57 ~ §	400,957	378,908
PRPM LLC 2.115% due 01/25/26 ~ §	245,228	230,428
RALI Trust 6.000% due 03/25/37	565,233	466,776
Reperforming Loan REMIC Trust
4.729% (USD LIBOR + 0.340%) due 06/25/35 ~ §	15,807	14,944
4.729% (USD LIBOR + 0.340%) due 01/25/36 ~ §	87,135	82,871

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Seasoned Credit Risk Transfer Trust
3.250% due 11/25/61	$183,447	$162,081
3.500% due 05/25/57	250,217	235,194
3.500% due 06/25/57	269,094	254,248
Towd Point Mortgage Funding PLC (United Kingdom)
3.826% (SONIA + 1.350%) due 07/20/45 ~ §	GBP 1,007,520	1,201,165
4.070% (SONIA + 1.144%) due 10/20/51 ~ §	629,300	759,019
4.170% (SONIA + 0.900%) due 05/20/45 ~ §	1,021,202	1,213,092
Towd Point Mortgage Trust
3.000% due 04/25/60 ~ §	$240,000	180,263
3.250% due 10/25/57 ~ §	180,000	157,908
3.638% due 10/25/53 ~ §	300,000	262,885
4.000% due 11/25/47 ~	140,086	135,919
Two 7.300% (USD LIBOR + 3.000%) due 03/25/23 ~ §	750,000	755,625
WaMu Mortgage Pass-Through Certificates Trust 3.211% due 02/25/37 §	79,673	71,577

		20,940,003

Fannie Mae - 23.4%

due 01/01/53 #	200,000	192,514
due 01/01/53 #	1,200,000	1,090,338
due 01/01/53 #	2,300,000	1,872,037
due 01/01/53 #	2,600,000	2,202,156
due 01/01/53 #	18,300,000	18,035,270
due 02/01/53 #	200,000	169,576
due 02/01/53 #	100,000	98,538
due 02/01/53 #	4,600,000	4,182,325
due 02/01/53 #	4,400,000	4,409,994
due 02/01/53 #	10,200,000	9,819,397
due 02/01/53 #	11,300,000	9,928,398
due 02/01/53 #	12,100,000	11,352,302
0.970% due 07/01/27	1,163,068	999,375
1.090% due 04/01/28	506,000	428,553
1.275% due 04/01/30	726,513	587,429
1.370% due 03/01/30	652,477	535,023
1.410% due 12/01/30	1,210,000	960,635
1.440% due 01/01/31	1,142,000	907,122
1.460% due 12/01/30	715,000	570,055
1.500% due 01/01/51 - 03/01/51	185,349	143,392
1.560% due 01/01/31	500,000	401,239
1.754% due 03/01/32 §	449,896	362,744
1.870% due 05/01/31	350,000	287,114
2.000% due 02/01/51 - 03/01/51	392,679	325,454
2.010% due 01/01/32	350,000	287,273
2.140% due 12/01/33	250,000	204,389
2.160% due 12/01/33	300,000	245,731
2.500% due 09/01/36 - 09/01/61	4,622,195	3,905,946
2.550% due 10/01/30	160,000	140,788
3.000% due 09/01/28 - 07/01/60	5,742,330	5,112,376
3.249% (US FED + 1.200%) due 10/01/44 §	4,294	4,091

	Principal Amount	Value
3.500% due 12/01/34 - 09/01/61	$2,426,867	$2,231,764
3.610% due 01/01/37	447,913	417,595
3.620% due 05/01/32	495,483	464,649
3.860% (USD LIBOR + 1.611%) due 11/01/32 §	11,931	11,712
3.890% due 07/01/32	100,000	93,864
4.000% due 06/01/25 - 08/01/59	2,033,466	1,941,314
4.018% (COFI + 1.929%) due 12/01/36 §	591	590
4.043% (UST + 2.043%) due 09/01/35 §	6,502	6,430
4.140% due 07/01/32	660,000	641,973
4.379% (UST + 2.360%) due 11/01/34 §	12,322	12,629
4.410% due 10/01/32	474,567	471,664
4.500% due 06/01/24 - 09/01/57	1,813,452	1,769,777
4.510% due 10/01/32	500,000	500,624
4.550% due 10/01/32	515,000	516,575
4.600% due 10/01/32	343,000	346,101
4.900% due 12/01/32	409,000	421,836
5.000% due 02/01/35 - 01/01/59	679,296	680,035
5.500% due 09/01/23 - 05/01/58	1,382,090	1,417,584
6.000% due 02/01/33 - 07/01/41	111,070	115,282

		91,823,572

Freddie Mac - 2.9%

1.500% due 11/01/41	55,435	45,414
1.800% due 11/01/28	500,000	431,517
2.000% due 09/01/41 - 11/01/51	714,941	594,522
2.500% due 07/01/50 - 02/01/51	719,933	619,489
2.850% due 03/01/33	1,284,402	1,123,562
2.877% (USD LIBOR + 1.619%) due 11/01/47 §	121,246	116,860
3.000% due 10/01/46 - 02/01/52	630,665	563,598
3.008% (USD LIBOR + 1.628%) due 11/01/48 §	328,990	311,837
3.097% (USD LIBOR + 1.621%) due 02/01/50 §	197,997	190,066
3.250% (UST + 2.250%) due 04/01/32 §	4,652	4,595
3.500% due 04/01/37 - 06/01/46	603,824	570,801
3.510% (USD LIBOR + 1.734%) due 06/01/35 §	19,205	19,473
3.586% (USD LIBOR + 1.345%) due 09/01/35 §	2,384	2,389
3.750% due 08/01/32	300,000	282,616
4.000% due 11/01/33 - 07/01/49	1,858,758	1,780,296
4.120% (USD LIBOR + 1.870%) due 09/01/35 §	5,564	5,489
4.339% (UST + 2.250%) due 11/01/31 §	694	679
4.500% due 11/01/44	44,815	44,083
5.000% due 08/01/48 - 07/01/52	321,175	319,669
5.000% due 10/01/52	4,209,248	4,154,983
5.500% due 04/01/38 - 05/01/40	243,028	251,694
6.000% due 03/01/23	57	58

		11,433,690

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association - 3.2%

due 01/20/53 #	$100,000	$91,893
due 01/20/53 #	1,100,000	953,509
due 02/20/53 #	100,000	86,769
due 02/20/53 #	100,000	89,131
due 02/20/53 #	100,000	101,417
due 02/20/53 #	200,000	183,926
due 02/20/53 #	300,000	301,537
due 02/20/53 #	500,000	473,439
due 02/20/53 #	500,000	485,230
due 02/20/53 #	500,000	495,443
2.000% due 12/20/50	275,568	229,864
2.500% due 01/20/51 - 03/20/51	1,432,820	1,239,950
2.816% due 07/20/71 §	258,552	227,971
2.938% due 10/20/70 §	346,971	310,338
3.000% due 09/15/42 - 04/20/52	2,290,428	2,039,867
3.091% due 12/20/71 §	288,997	257,831
3.500% due 01/20/46 - 01/20/51	2,284,782	2,106,917
4.000% due 04/20/50 - 08/20/52	946,430	897,552
4.500% due 06/20/52	352,367	349,177
5.000% due 10/15/38 - 06/20/52	705,597	707,917
5.500% due 09/20/52	342,289	344,700
6.283% (UST + 1.735%) due 10/20/71 §	250,254	260,255
6.393% (UST + 1.835%) due 08/20/71 §	248,122	259,225

		12,493,858

Total Mortgage-Backed Securities (Cost $169,029,833)		156,594,283

ASSET-BACKED SECURITIES - 8.9%

ACE Securities Corp Home Equity Loan Trust 5.364% (USD LIBOR + 0.975%) due 07/25/35 §	70,587	70,276
American Homes 4 Rent LP 5.885% due 04/17/52 ~	300,000	289,753
AmeriCredit Automobile Receivables Trust 1.210% due 12/18/26	540,000	483,550
Ameriquest Mortgage Securities Inc
5.259% (USD LIBOR + 0.870%) due 10/25/35 §	250,000	239,414
6.444% (USD LIBOR + 2.055%) due 11/25/34 §	362,404	302,269
AMSR Trust
2.006% due 11/17/37 ~	365,000	322,465
2.327% due 10/17/38 ~	128,000	107,369
2.751% due 06/17/38 ~ §	350,000	272,215
4.000% due 10/17/39 ~	250,000	202,796
Aqua Finance Trust 3.970% due 07/17/46 ~	210,000	182,151
Ares XL CLO Ltd (Cayman) 5.662% (USD LIBOR + 0.870%) due 01/15/29 ~ §	242,368	239,688
Argent Securities Inc
3.336% (USD LIBOR + 0.820%) due 02/25/34 §	371,230	349,707
5.514% (USD LIBOR + 1.125%) due 11/25/34 §	381,528	372,699

	Principal Amount	Value
Asset-Backed Funding Certificates Trust 5.089% (USD LIBOR + 0.700%) due 06/25/34 §	$36,555	$34,315
Avoca CLO XVII DAC (Netherlands) 2.198% (EUR LIBOR + 0.820%) due 10/15/32 ~ §	EUR 300,000	310,905
Bear Stearns Asset-Backed Securities I Trust
4.629% (USD LIBOR + 0.240%) due 12/25/36 §	$1,224,819	1,068,774
5.394% (USD LIBOR + 1.005%) due 06/25/35 §	155,027	148,017
Benefit Street Partners CLO XVI Ltd (Cayman) 5.822% (USD LIBOR + 1.030%) due 01/17/32 ~ §	400,000	391,668
Business Jet Securities LLC
2.918% due 04/15/36 ~	230,494	195,786
2.981% due 11/15/35 ~	277,961	253,502
Capital One Multi-Asset Execution Trust 4.898% (USD LIBOR + 0.580%) due 07/15/27 §	300,000	299,634
Carlyle Global Market Strategies CLO Ltd 5.600% (USD LIBOR + 0.950%) due 08/14/30 ~ §	296,608	293,396
Cars Net Lease Mortgage Notes 3.100% due 12/15/50 ~	99,000	86,528
CBAM Ltd CLO (Cayman) 5.812% (USD LIBOR + 1.020%) due 04/17/31 ~ §	800,000	785,763
Citibank Credit Card Issuance Trust
4.981% (USD LIBOR + 0.620%) due 04/22/26 §	200,000	200,139
5.005% (USD LIBOR + 0.610%) due 08/07/27 §	100,000	99,999
Citigroup Mortgage Loan Trust 5.064% (USD LIBOR + 0.675%) due 11/25/45 ~ §	13,528	13,506
CLNC Ltd CLO (Cayman) 5.689% (SOFR + 1.364%) due 08/20/35 ~ §	324,810	316,580
College Ave Student Loans LLC 3.060% due 07/26/55 ~	390,000	311,408
Continental Finance Credit Card ABS Master Trust 2.240% due 12/15/28 ~	370,000	348,145
Countrywide Asset-Backed Certificates
4.529% (USD LIBOR + 0.140%) due 07/25/37 §	214,521	193,692
4.989% (USD LIBOR + 0.600%) due 06/25/36 §	123,815	122,562
Credit Acceptance Auto Loan Trust
1.640% due 06/17/30 ~	665,000	600,851
8.450% due 02/15/33 ~	300,000	303,310
Crossroads Asset Trust 1.120% due 06/20/25 ~	116,000	113,148
DataBank Issuer 2.060% due 02/27/51 ~	250,000	217,001
Discover Card Execution Note Trust 4.918% (USD LIBOR + 0.600%) due 12/15/26 §	300,000	300,146

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Dividend Solar Loans LLC 3.670% due 08/22/39 ~	$169,620	$153,959
Dryden 36 Senior Loan Fund (Cayman) 5.099% (USD LIBOR + 1.020%) due 04/15/29 ~ §	273,889	270,957
Enterprise Fleet Financing LLC 4.380% due 07/20/29 ~	300,000	293,476
Exeter Automobile Receivables Trust
5.300% due 09/15/27	160,000	157,011
6.760% due 09/15/28	400,000	388,207
First Franklin Mortgage Loan Trust 4.509% (USD LIBOR + 0.120%) due 11/25/36 §	469,519	432,507
FirstKey Homes Trust
2.389% due 08/17/38 ~	300,000	250,866
2.668% due 10/19/37 ~	500,000	441,520
4.500% due 07/17/26 ~	289,000	266,655
4.500% due 07/17/39 ~	350,000	293,966
FMC GMSR Issuer Trust
3.620% due 07/25/26 ~ §	300,000	244,463
3.650% due 02/25/24	630,000	604,576
3.850% due 10/25/26 ~ §	210,000	169,005
4.450% due 01/25/26 ~ §	500,000	438,062
FORT CRE Issuer LLC CLO 5.761% (SOFR + 1.850%) due 02/23/39 ~ §	300,000	294,438
Foundation Finance Trust 1.270% due 05/15/41 ~	150,519	134,724
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	189,203	175,892
Freed ABS Trust 5.790% due 08/20/29 ~	240,000	236,528
Gallatin CLO IX Ltd (Cayman) 5.328% (USD LIBOR + 1.050%) due 01/21/28 ~ §	250,926	248,894
Gallatin CLO VIII Ltd (Cayman) 5.882% (USD LIBOR + 1.090%) due 07/15/31 ~ §	300,000	294,358
GLS Auto Receivables Issuer Trust
1.140% due 11/17/25 ~	126,041	123,926
1.640% due 10/15/26 ~	75,000	71,491
Goldentree Loan Management US CLO 2 Ltd (Cayman) 5.153% (USD LIBOR + 0.910%) due 11/20/30 ~ §	400,000	395,852
GSAA Home Equity Trust
4.589% (USD LIBOR + 0.200%) due 03/25/37 §	370,053	113,659
5.439% (USD LIBOR + 1.050%) due 06/25/35 §	270,000	214,954
6.000% due 10/25/37	133,899	117,178
Hildene Community Funding CDO Ltd CLO (Cayman) 2.600% due 11/01/35 ~	280,000	236,418
Home Equity Asset Trust 5.289% (USD LIBOR + 0.900%) due 11/25/34 §	11,945	11,936

	Principal Amount	Value
Jamestown CLO XV Ltd (Cayman) 6.132% (USD LIBOR + 1.340%) due 04/15/33 ~ §	$1,100,000	$1,081,911
JP Morgan Mortgage Acquisition Trust 4.689% (USD LIBOR + 0.300%) due 01/25/37 §	160,000	153,256
KKR CLO 18 Ltd (Cayman) 5.134% (USD LIBOR + 0.940%) due 07/18/30 ~ §	282,940	280,314
KREF Ltd CLO 5.771% (SOFR + 1.450%) due 02/17/39 ~ §	300,000	291,218
Lendmark Funding Trust
1.900% due 11/20/31 ~	450,000	382,628
2.470% due 11/20/31 ~	100,000	81,245
6.600% due 07/20/32 ~	400,000	383,009
LFT CRE Ltd CLO (Cayman) 6.409% (USD LIBOR + 1.950%) due 06/15/39 ~ §	250,000	239,447
LP LMS 3.230% due 10/15/28 ~	93,225	92,769
Madison Park Euro Funding XIV DAC CLO (Ireland) 2.178% (EUR LIBOR + 0.800%) due 07/15/32 ~ §	EUR 300,000	311,176
Madison Park Funding Ltd CLO (Cayman) 5.542% (USD LIBOR + 0.750%) due 04/15/29 ~ §	$287,091	284,117
Magnetite XVIII Ltd CLO (Cayman) 5.486% (USD LIBOR + 0.880%) due 11/15/28 ~ §	289,427	286,566
Mariner Finance Issuance Trust 2.960% due 07/20/32 ~	233,470	230,364
Marlette Funding Trust 1.810% due 12/15/31 ~	400,000	358,604
Mastr Asset-Backed Securities Trust 4.609% (USD LIBOR + 0.220%) due 10/25/36 §	564,652	185,911
Merrill Lynch Mortgage Investors Trust 4.336% (USD LIBOR + 0.320%) due 04/25/37 §	313,280	156,903
MF1 Ltd CLO (Cayman)
5.176% (SOFR + 1.350%) due 02/19/37 ~ §	300,000	288,106
5.419% (USD LIBOR + 1.080%) due 10/16/36 ~ §	310,000	296,859
Mortgage Repurchase Agreement Financing Trust 6.228% (SOFR + 2.000%) due 03/30/25 ~ §	190,000	188,710
National Collegiate Student Loan Trust 4.749% (USD LIBOR + 0.360%) due 01/26/32 §	1,000,000	764,563
Navient Student Loan Trust 5.539% (USD LIBOR + 1.150%) due 07/26/66 ~ §	125,690	123,699
Nelnet Student Loan Trust 5.133% (USD LIBOR + 0.780%) due 04/20/62 ~ §	133,917	130,334

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
New Century Home Equity Loan Trust 5.109% (USD LIBOR + 0.720%) due 10/25/35 §	$510,787	$494,677
NRZ Excess Spread-Collateralized Notes
3.104% due 07/25/26 ~	320,207	279,965
3.844% due 12/25/25 ~	202,772	185,045
Oak Street Investment Grade Net Lease Fund 1.850% due 11/20/50 ~	192,734	171,286
OneMain Financial Issuance Trust 3.450% due 09/14/35 ~	120,000	99,809
Oportun Funding XIV LLC 1.210% due 03/08/28 ~	105,000	97,821
Option One Mortgage Loan Trust 4.519% (USD LIBOR + 0.130%) due 07/25/37 §	721,166	408,687
OZLM VI Ltd CLO (Cayman) 5.872% (USD LIBOR + 1.080%) due 04/17/31 ~ §	295,561	290,330
OZLM VIII Ltd CLO (Cayman) 5.772% (USD LIBOR + 0.980%) due 10/17/29 ~ §	268,969	263,589
Pagaya AI Debt Selection Trust 1.180% due 11/15/27 ~	136,271	134,244
Pagaya AI Technology in Housing Trust 4.250% due 08/25/25 ~	400,000	374,971
Palmer Square European Loan Funding DAC CLO (Ireland) 2.098% (EUR LIBOR + 0.720%) due 10/15/31 ~ §	EUR 293,373	305,454
PNMAC GMSR Issuer Trust 8.178% (SOFR + 4.250%) due 05/25/27 ~ §	$150,000	142,156
PRET LLC 2.487% due 10/25/51 ~ §	349,796	307,686
Progress Residential Trust 2.106% due 04/17/38 ~	565,000	476,907
Rad CLO 5 Ltd (Cayman) 5.445% (USD LIBOR + 1.120%) due 07/24/32 ~ §	600,000	588,300
RASC Trust 4.729% (USD LIBOR + 0.340%) due 04/25/37 §	169,293	158,625
Regional Management Issuance Trust
1.680% due 03/17/31 ~	198,000	178,510
3.040% due 03/17/31 ~	191,000	160,721
Santander Consumer Auto Receivables Trust 1.570% due 01/15/27 ~	100,000	90,411
Santander Drive Auto Receivables Trust
3.980% due 01/15/25	300,000	298,517
4.140% due 02/16/27	210,000	205,744
6.690% due 03/17/31	413,000	421,641
SCF Equipment Leasing LLC 1.540% due 10/21/30 ~	345,000	303,977
Securitized Asset-Backed Receivables LLC Trust
4.519% (USD LIBOR + 0.130%) due 05/25/37 §	49,480	37,422
4.669% (USD LIBOR + 0.280%) due 05/25/36 §	137,495	74,857

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC 1.350% due 09/20/38 ~	$169,994	$155,760
SMB Private Education Loan Trust
2.310% due 01/15/53 ~	150,000	131,046
2.340% due 09/15/34 ~	71,717	68,328
Structured Asset Investment Loan Trust 5.109% (USD LIBOR + 0.720%) due 07/25/35 §	172,830	164,103
STWD Ltd CLO (Cayman) 5.677% (SOFR + 1.194%) due 07/15/38 ~ §	592,674	587,481
Sunnova Helios II Issuer LLC 5.320% due 06/20/46 ~	156,126	134,841
TRTX Issuer Ltd CLO (Cayman) 5.590% (SOFR + 1.264%) due 10/15/34 ~ §	142,430	142,493
United Auto Credit Securitization Trust 1.140% due 06/10/26 ~	450,000	434,919
United States Small Business Administration
2.690% due 07/01/44	45,115	39,497
2.980% due 04/01/39	42,585	39,247
Upstart Securitization Trust 0.870% due 03/20/31 ~	13,609	13,567
US Auto Funding Trust 5.130% due 12/15/25 ~	300,000	285,294
VCAT LLC 2.289% due 12/26/50 ~	280,615	266,168
Venture XXVIII CLO Ltd (Cayman) 5.233% (USD LIBOR + 0.990%) due 07/20/30 ~ §	300,000	293,739
VOLT XCII LLC 1.893% due 02/27/51 ~	115,314	100,116
VOLT XCIII LLC 1.893% due 02/27/51 ~	423,634	383,215
VOLT XCIV LLC 2.240% due 02/27/51 ~	284,268	258,385
Wachovia Mortgage Loan Trust 5.079% (USD LIBOR + 0.690%) due 10/25/35 §	751,123	661,691
Westlake Automobile Receivables Trust 5.480% due 09/15/27 ~	290,000	277,114

Total Asset-Backed Securities (Cost $36,485,569)		35,098,670

U.S. TREASURY OBLIGATIONS - 24.9%

U.S. Treasury Bonds - 10.7%

1.125% due 08/15/40	460,000	285,919
1.250% due 05/15/50	1,414,000	761,489
1.375% due 08/15/50	45,000	25,022
1.625% due 11/15/50	400,000	238,148
1.750% due 08/15/41	2,655,000	1,818,208
1.875% due 02/15/41	1,400,000	990,281
1.875% due 11/15/51	1,030,000	652,722
2.000% due 11/15/41	225,000	160,765
2.000% due 02/15/50	450,000	297,483
2.000% due 08/15/51	765,000	501,165
2.250% due 05/15/41	1,015,000	763,589
2.250% due 08/15/46	50,000	35,432

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
2.250% due 02/15/52	$1,530,000	$1,064,545
2.375% due 02/15/42	950,000	725,804
2.375% due 05/15/51	1,380,000	990,554
2.875% due 05/15/43	1,700,000	1,389,152
2.875% due 08/15/45	1,300,000	1,047,922
2.875% due 05/15/52	3,165,000	2,536,945
3.000% due 05/15/42	600,000	505,043
3.000% due 08/15/48	300,000	246,516
3.000% due 08/15/52	4,495,000	3,704,863
3.125% due 02/15/43	102,000	87,114
3.125% due 08/15/44	1,800,000	1,522,688
3.250% due 05/15/42	11,440,000	10,035,025
3.375% due 08/15/42	9,400,000	8,404,188
3.375% due 05/15/44	900,000	794,461
3.500% due 02/15/39	150,000	141,012
3.875% due 08/15/40	320,000	312,419
4.000% due 11/15/42	1,030,000	1,008,756
4.250% due 05/15/39	400,000	412,305
4.625% due 02/15/40	400,000	430,195

		41,889,730

U.S. Treasury Inflation Protected Securities - 1.5%

0.125% due 07/15/31 ^	1,000,710	884,935
0.125% due 01/15/32 ^	537,535	471,232
0.250% due 02/15/50 ^	231,830	156,558
0.625% due 01/15/24 ^	3,320,746	3,250,527
0.625% due 07/15/32 ^	512,845	470,155
0.625% due 02/15/43 ^	388,863	314,080
1.000% due 02/15/49 ^	118,430	99,111

		5,646,598

U.S. Treasury Notes - 12.7%

0.250% due 07/31/25	2,000,000	1,805,078
0.500% due 02/28/26	940,000	837,738
0.500% due 10/31/27	1,675,000	1,416,945
0.625% due 10/15/24	100,000	93,402
0.875% due 06/30/26	194,000	173,516
0.875% due 09/30/26	166,300	147,702
1.250% due 03/31/28	540,000	469,463
1.375% due 11/15/31	88,500	72,057
1.500% due 02/15/30	95,000	80,980
1.875% due 02/28/29	700,000	620,020
2.250% due 11/15/25	6,250,000	5,916,992
2.625% due 05/31/27	6,775,000	6,387,290
2.750% due 04/30/27	40,000	37,914
2.750% due 07/31/27	1,270,000	1,201,737
2.750% due 05/31/29	3,755,000	3,489,143
2.750% due 08/15/32	4,700,000	4,280,672
2.875% due 10/31/23	1,000,000	985,079
2.875% due 04/30/29	1,340,000	1,255,177
2.875% due 05/15/32	5,180,000	4,775,312
3.125% due 08/31/27	605,000	581,958
3.125% due 08/31/29	1,595,000	1,514,409
4.000% due 10/31/29	5,900,000	5,903,227
4.125% due 10/31/27	7,920,000	7,949,700

		49,995,511

Total U.S. Treasury Obligations (Cost $106,592,921)		97,531,839

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 2.2%

Argentine Republic Government International (Argentina)
0.500% due 07/09/30	$417,100	$113,530
1.000% due 07/09/29	18,460	4,947
Brazilian Government (Brazil) 4.750% due 01/14/50	510,000	358,946
Chile Government (Chile) 2.550% due 01/27/32	200,000	164,135
Chile Government International (Chile) 3.500% due 01/31/34	300,000	256,242
China Government (China)
3.310% due 11/30/25 ~	CNY 2,000,000	294,066
3.380% due 11/21/24 ~	500,000	73,238
3.390% due 05/21/25 ~	1,000,000	146,851
Colombia Government (Colombia) 4.125% due 02/22/42	$200,000	125,765
Indonesia Government (Indonesia) 4.350% due 01/11/48	200,000	173,287
Indonesia Treasury (Indonesia)
6.500% due 02/15/31	IDR 11,033,000,000	689,585
7.000% due 05/15/27	3,676,000,000	242,349
7.500% due 06/15/35	1,622,000,000	107,501
Israel Government (Israel) 4.125% due 01/17/48	$600,000	527,595
Kenya Government International (Kenya) 6.300% due 01/23/34 ~	380,000	294,496
Mexican Bonos (Mexico)
7.750% due 11/23/34	MXN 4,240,000	196,744
7.750% due 11/13/42	35,210,000	1,578,410
8.000% due 11/07/47	14,560,000	666,892
8.500% due 05/31/29	2,780,000	138,855
Mexico Government (Mexico)
2.659% due 05/24/31	$200,000	161,806
4.125% due 01/21/26	200,000	195,567
4.350% due 01/15/47	300,000	226,538
Panama Government (Panama)
2.252% due 09/29/32	300,000	223,277
4.500% due 04/16/50	200,000	151,617
Peruvian Government (Peru)
5.625% due 11/18/50	30,000	29,773
6.350% due 08/12/28 ~	PEN 1,800,000	450,799
6.550% due 03/14/37	$60,000	63,436
Romanian Government International (Romania) 3.000% due 02/27/27 ~	300,000	266,772
Russian Federal (Russia)
7.050% due 01/19/28	RUB 87,222,000	366,628
7.250% due 05/10/34	5,970,000	25,094
7.700% due 03/16/39	50,360,000	211,683

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
State of Israel (Israel) 3.375% due 01/15/50	$200,000	$154,514

Total Foreign Government Bonds & Notes (Cost $11,465,599)		8,680,938

MUNICIPAL BONDS - 0.2%

New York State Urban Development Corp 1.346% due 03/15/26	700,000	628,479
Regents of the University of California Medical Center Pooled Revenue ‘N’ 3.706% due 05/15/20	120,000	75,664
State of California 7.625% due 03/01/40	180,000	227,766

Total Municipal Bonds (Cost $1,121,841)		931,909

SHORT-TERM INVESTMENTS - 17.4%

Commercial Paper - 3.2%

American Electric Power Co Inc
5.702% due 01/05/23	250,000	249,810
5.935% due 01/04/23	550,000	549,653
AT&T Inc 6.330% due 01/03/23	250,000	249,874
Baxter International Inc 5.071% due 01/23/23	400,000	398,755
Consolidated Edison Inc 5.082% due 01/20/23	500,000	498,644
Constellation Brands Inc
5.444% due 01/17/23	300,000	299,260
5.537% due 01/12/23	300,000	299,469
Crown Castle International Corp
5.357% due 01/31/23	300,000	298,673
6.089% due 01/05/23	250,000	249,798
Dominion Resources Inc 5.004% due 01/31/23	600,000	597,517
Duke Energy Corp
5.104% due 01/17/23	250,000	249,421
5.288% due 01/09/23	500,000	499,365
Enbridge Inc
5.255% due 01/20/23	250,000	249,299
5.510% due 01/09/23	250,000	249,670
6.195% due 01/04/23	400,000	399,737
Energy Corp 5.210% due 01/11/23	250,000	249,618
Entergy Corp
5.230% due 01/12/23	300,000	299,498
5.256% due 01/11/23	300,000	299,537
Fiserv Inc
5.105% due 01/17/23	300,000	299,305
5.320% due 01/09/23	300,000	299,617

	Principal Amount	Value
Humana Inc
5.040% due 02/01/23	$250,000	$248,924
5.146% due 01/17/23	300,000	299,300
McCormick & Co Inc 5.068% due 01/27/23	300,000	298,905
Mercedes-Benz Finance 5.069% due 01/30/23	300,000	298,783
Mondelez International Inc 5.175% due 01/11/23	400,000	399,392
National Grid Holdings Inc
5.069% due 01/24/23	300,000	299,026
5.071% due 01/23/23	400,000	398,755
Oracle Corp
4.977% due 01/26/23	250,000	249,137
4.978% due 01/27/23	300,000	298,924
Parker Hannifin Corp 4.905% due 01/19/23	300,000	299,253
Quanta Services Inc 5.604% due 01/11/23	300,000	299,507
Republic Services Inc 5.176% due 01/12/23	300,000	299,503
Tampa Electric Co 5.199% due 01/12/23	300,000	299,500
Targa Resources Corp 4.820% due 01/13/23	300,000	299,497
TransCanada PipeLines Ltd 5.088% due 01/19/23	300,000	299,226
Vodafone Group PLC 5.779% due 01/05/23	300,000	299,769
VW Credit Inc
5.068% due 01/25/23	300,000	298,986
5.068% due 01/27/23	300,000	298,905
Walgreens Boots Alliance Inc 5.283% due 01/11/23	300,000	299,535

		12,571,347

Foreign Government Issues - 0.4%

Bank of Israel Bill - Makam (Israel) 1.875% due 03/02/23	ILS 1,300,000	368,687
Japan Treasury Discount Bill (Japan) (0.179%) due 02/27/23	JPY 140,000,000	1,067,051

		1,435,738

	Shares

Money Market Fund - 1.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	7,635,124	7,635,124

	Principal Amount
Repurchase Agreements - 4.5%

BNP Paribas 4.130% due 01/03/23 (Dated 12/30/22, Repurchase price of $4,201,927: collateralized by U.S. Treasury Note: 1.500% due 08/15/26 and value $4,283,144)	$4,200,000	4,200,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
BNP Paribas 4.310% due 01/04/23 (Dated 01/03/23, Repurchase price of $3,800,455: collateralized by U.S. Treasury Note: 2.000% due 02/15/25 and value $3,880,721)	$3,800,000	$3,800,000
Deutsche Bank 4.310% due 01/04/23 (Dated 01/03/23, Repurchase price of $5,100,611: collateralized by a U.S. Treasury Inflation Protected Bond: 0.500% due 04/15/24 and value $5,193,943)	5,100,000	5,100,000
Deutsche Bank 4.350% due 01/03/23 (Dated 12/30/22, Repurchase price of $4,602,223: collateralized by U.S. Treasury Note: 0.750% due 03/31/26 and value $4,689,406)	4,600,000	4,600,000

		17,700,000

U.S. Cash Management Bills - 0.2%

0.000% due 01/03/23	320,000	320,000
3.675% due 01/31/23	330,000	328,990
3.721% due 02/07/23 ‡	323,000	321,774

		970,764

U. S. Government Agency Issue - 0.3%

Federal Home Loan Banks
3.672% due 01/12/23	370,000	369,561
4.249% due 02/03/23	350,000	348,646
4.336% due 02/28/23	500,000	496,581

		1,214,788

U.S. Treasury Bills - 6.9%

3.710% due 02/09/23 ‡	9,100,000	9,063,742
4.159% due 02/23/23	15,600,000	15,506,227
4.181% due 03/02/23	240,000	238,363
4.221% due 03/28/23	770,000	762,450
4.399% due 04/11/23	310,000	306,329
4.615% due 06/01/23	240,000	235,532
4.618% due 05/25/23	500,000	491,112

		26,603,755

Total Short-Term Investments (Cost $68,066,332)		68,131,516

TOTAL INVESTMENTS - 117.7% (Cost $500,906,740)		461,772,145

TOTAL SECURITIES SOLD SHORT - (0.4%) (PROCEEDS $1,740,328)		(1,758,832)

DERIVATIVES - 0.3%		1,158,503

OTHER ASSETS & LIABILITIES, NET - (17.6%)		(68,693,363)

NET ASSETS - 100.0%		$392,478,453

Notes to Schedule of Investments

(a)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the nine-month period ended December 31, 2022 was $766,659 at a weighted average interest rate of 0.560%.

(b)	Securities sold short outstanding as of December 31, 2022 were as follows:

Description	Principal Amount	Value

Mortgage-Backed Securities - (0.4%)

Fannie Mae
due 01/01/53 #	$600,000	($488,357)
due 01/01/53 #	1,500,000	(1,270,475)

Total Securities Sold Short (Proceeds $1,740,328)		($1,758,832)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

(c)	Open futures contracts outstanding as of December 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	03/23	29	$1,990,314	$1,980,265	($10,049)
Australia 10-Year Bonds	03/23	10	833,004	787,617	(45,387)
EUR FX	03/23	25	3,350,446	3,360,625	10,179
Euro-Bobl	03/23	6	770,732	743,428	(27,304)
Euro-Bund	03/23	13	1,925,228	1,849,834	(75,394)
Eurodollar	03/23	14	3,327,488	3,322,375	(5,113)
Eurodollar	09/23	8	1,980,992	1,898,500	(82,492)
Eurodollar	12/23	1	242,165	238,025	(4,140)
Euro-OAT	03/23	4	587,168	545,073	(42,095)
GBP FX	03/23	3	233,314	226,575	(6,739)
JPY FX	03/23	11	1,021,905	1,059,712	37,807
Long Gilt	03/23	5	637,234	603,871	(33,363)
MXN FX	03/23	56	1,393,420	1,417,360	23,940
SOFR	09/23	18	4,344,575	4,276,800	(67,775)
SOFR	03/25	35	8,467,911	8,457,750	(10,161)
SOFR	03/26	13	3,132,531	3,146,650	14,119
U.S. Treasury 5-Year Notes	03/23	585	63,234,244	63,138,869	(95,375)
U.S. Treasury 10-Year Notes	03/23	140	15,805,973	15,721,563	(84,410)
U.S. Treasury Long Bonds	03/23	68	8,628,778	8,523,375	(105,403)
U.S. Treasury Ultra 10-Year Notes	03/23	8	947,639	946,250	(1,389)
U.S. Treasury Ultra Long Bonds	03/23	71	9,554,628	9,536,187	(18,441)

					(628,985)

Short Futures Outstanding
Euro-Bund	03/23	27	4,088,997	3,841,963	247,034
Euro-Buxl	03/23	2	343,183	289,535	53,648
Euro-OAT	03/23	2	291,536	272,537	18,999
Japan 10-Year Bonds	03/23	5	5,641,417	5,541,755	99,662
SOFR	03/24	99	23,714,923	23,628,825	86,098
U.S. Fed Funds	01/23	10	3,986,342	3,986,569	(227)
U.S. Treasury 2-Year Notes	03/23	40	8,200,298	8,203,125	(2,827)
U.S. Treasury 10-Year Notes	03/23	302	34,193,759	33,913,658	280,101

					782,488

Total Futures Contracts					$153,503

(d)	Forward foreign currency contracts outstanding as of December 31, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	3,144,811	USD	2,031,548	01/23	MSC	$111,329	$—
BRL	2,860,385	USD	539,787	01/23	JPM	1,438	—
BRL	2,860,385	USD	538,719	04/23	JPM	—	(6,732)
CAD	5,044,837	USD	3,694,309	01/23	MSC	31,907	—
CLP	6,023,518	USD	6,482	06/23	SCB	469	—
CNH	1,703,733	USD	244,561	01/23	MSC	1,992	—
EUR	155,714	NOK	1,622,200	01/23	JPM	1,191	—
EUR	84,000	USD	89,493	01/23	BRC	494	—
GBP	452,600	USD	520,863	01/23	GSC	26,597	—
GBP	145,000	USD	176,081	02/23	HSB	—	(564)
INR	17,463,858	USD	211,728	01/23	MSC	—	(862)
JPY	158,520,000	USD	1,175,119	01/23	GSC	35,839	—
JPY	313,697,943	USD	2,190,896	01/23	JPM	205,490	—
MXN	4,800,000	USD	245,990	01/23	JPM	—	(582)
MXN	18,524,360	USD	934,059	01/23	JPM	13,028	—
MXN	2,500,000	USD	125,380	01/23	MSC	2,436	—
MXN	67,000	USD	3,256	02/23	HSB	156	—
NOK	5,947,656	EUR	567,556	01/23	JPM	—	(769)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
PEN	2,746,889	USD	713,070	01/23	BRC	$8,334	$—
PEN	227,622	USD	57,831	03/23	DUB	1,700	—
USD	166,660	AUD	248,627	01/23	HSB	—	(2,697)
USD	1,474,813	AUD	2,284,439	01/23	MSC	—	(81,805)
USD	417,263	AUD	619,373	01/23	SCB	—	(4,634)
USD	548,387	BRL	2,860,385	01/23	JPM	7,162	—
USD	548,551	CAD	753,520	01/23	MSC	—	(8,013)
USD	1,158,236	CAD	1,559,754	01/23	MSC	6,171	—
USD	1,061,577	CNH	7,543,990	01/23	JPM	—	(30,143)
USD	994,014	CNH	7,140,000	01/23	MSC	—	(39,243)
USD	255,892	DKK	1,830,000	01/23	HSB	—	(7,770)
USD	2,916,778	EUR	2,783,000	01/23	HSB	—	(64,588)
USD	2,113,250	EUR	2,100,538	01/23	MSC	—	(138,275)
USD	84,470	GBP	74,047	01/23	GSC	—	(5,097)
USD	873,667	GBP	725,667	01/23	MSC	—	(4,093)
USD	5,361,375	GBP	4,558,585	02/23	HSB	—	(156,604)
USD	207,779	IDR	3,264,212,982	01/23	JPM	—	(2,612)
USD	530,720	IDR	8,101,850,000	01/23	JPM	8,523	—
USD	380,156	ILS	1,289,375	03/23	DUB	12,132	—
USD	61,214	INR	5,011,010	01/23	MSC	709	—
USD	1,965,779	JPY	284,340,128	01/23	GSC	—	(206,338)
USD	2,089,891	JPY	276,979,500	01/23	MSC	—	(25,997)
USD	1,012,098	JPY	140,000,000	02/23	HSB	—	(63,125)
USD	2,957,566	MXN	60,465,948	01/23	GSC	—	(133,849)
USD	412,635	MXN	8,114,000	01/23	JPM	—	(2,206)
USD	91,395	PEN	353,082	01/23	BRC	—	(1,333)
USD	1,421,204	PEN	5,513,206	03/23	JPM	—	(20,581)
USD	157,480	ZAR	2,813,003	01/23	GSC	—	(7,786)
ZAR	4,736,125	USD	262,928	01/23	GSC	15,324	—

Total Forward Foreign Currency Contracts						$492,421	($1,016,298)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

(e)	Purchased options outstanding as of December 31, 2022 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 1-Year Interest Rate Swap	Receive	USD-SOFR	3.750%	09/11/23	MSC	$9,300,000	$70,680	$74,600

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 5-Year Notes (02/23)	$108.00	01/27/23	CME	3	$324,000	$1,810	$1,805
Call - U.S. Treasury 5-Year Notes (02/23)	108.25	01/27/23	CME	3	324,750	1,732	1,453
Call - U.S. Treasury 5-Year Notes (02/23)	108.75	01/27/23	CME	2	217,500	1,136	594
Call - U.S. Treasury 5-Year Notes (02/23)	109.50	01/27/23	CME	3	328,500	2,169	398
Call - U.S. Treasury 10-Year Notes (02/23)	112.25	01/27/23	CME	2	224,500	1,878	1,937
Call - U.S. Treasury 10-Year Notes (02/23)	112.50	01/27/23	CME	6	675,000	5,323	5,062
Call - U.S. Treasury 10-Year Notes (02/23)	112.75	01/27/23	CME	2	225,500	1,878	1,438
Call - U.S. Treasury 10-Year Notes (02/23)	114.00	01/27/23	CME	4	456,000	3,507	1,250
Call - U.S. Treasury 30-Year Bonds (02/23)	125.00	01/27/23	CME	1	125,000	1,799	2,094
Call - U.S. Treasury 30-Year Bonds (02/23)	126.00	01/27/23	CME	1	126,000	1,455	1,578
Call - U.S. Treasury 30-Year Bonds (02/23)	131.00	01/27/23	CME	2	262,000	4,925	594
Call - Euro-Bund (02/23)	EUR 133.50	01/27/23	EUX	1	EUR 133,500	1,661	1,317
Call - AUD-FX (02/23)	$68.00	02/03/23	CME	1	$68,000	1,003	1,260

						30,276	20,780

Put - USD-SOFR (01/23)	95.63	01/13/23	CME	33	7,889,475	11,619	4,331
Put - USD-SOFR (01/23)	95.88	01/13/23	CME	34	8,149,800	14,409	12,325
Put - U.S. Treasury 10-Year Notes (02/23)	112.00	01/27/23	CME	2	224,000	1,769	1,594
Put - U.S. Treasury 10-Year Notes (02/23)	112.25	01/27/23	CME	1	112,250	924	922
Put - U.S. Treasury 10-Year Notes (02/23)	113.00	01/27/23	CME	1	113,000	923	1,312

						29,644	20,484

Total Options on Futures						$59,920	$41,264

Total Purchased Options						$130,600	$115,864

(f)	Premiums received and value of written options outstanding as of December 31, 2022 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 1-Year Interest Rate Swap	Receive	USD-SOFR	2.993%	10/11/23	MSC	$2,800,000	$18,914	($4,631)

Put - 1-Year Interest Rate Swap	Pay	USD-SOFR	4.233%	09/11/23	MSC	9,300,000	44,640	(47,128)
Put - 1-Year Interest Rate Swap	Pay	USD-SOFR	4.715%	09/11/23	MSC	9,300,000	26,040	(27,090)
Put - 1-Year Interest Rate Swap	Pay	USD-SOFR	2.993%	10/11/23	MSC	2,800,000	18,914	(38,334)

							89,594	(112,552)

Total Interest Rate Swaptions							$108,508	($117,183)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 5-Year Notes (02/23)	$108.50	01/27/23	CME	5	$542,500	$1,819	($1,914)
Call - U.S. Treasury 5-Year Notes (02/23)	109.75	01/27/23	CME	3	329,250	1,206	(305)
Call - U.S. Treasury 10-Year Notes (02/23)	113.50	01/27/23	CME	2	227,000	965	(875)
Call - U.S. Treasury 10-Year Notes (02/23)	113.75	01/27/23	CME	1	113,750	311	(375)
Call - U.S. Treasury 10-Year Notes (02/23)	114.25	01/27/23	CME	1	114,250	358	(250)
Call - U.S. Treasury 10-Year Notes (02/23)	114.50	01/27/23	CME	3	343,500	2,229	(609)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (02/23)	$115.00	01/27/23	CME	4	$460,000	$3,524	($562)
Call - U.S. Treasury 10-Year Notes (02/23)	115.50	01/27/23	CME	8	924,000	5,111	(875)
Call - U.S. Treasury 10-Year Notes (02/23)	116.00	01/27/23	CME	5	580,000	3,663	(391)
Call - U.S. Treasury 30-Year Bonds (02/23)	128.00	01/27/23	CME	5	640,000	3,929	(4,219)
Call - U.S. Treasury 30-Year Bonds (02/23)	132.00	01/27/23	CME	3	396,000	4,229	(609)
Call - U.S. Treasury 30-Year Bonds (02/23)	133.00	01/27/23	CME	1	133,000	1,733	(156)
Call - Euro-Bund (02/23)	EUR 134.00	01/27/23	EUX	1	EUR 134,000	1,412	(1,092)

						30,489	(12,232)

Put - U.S. Treasury 5-Year Notes (02/23)	$109.00	01/27/23	CME	6	$654,000	3,341	(7,781)
Put - U.S. Treasury 10-Year Notes (02/23)	114.00	01/27/23	CME	7	798,000	5,379	(14,110)
Put - U.S. Treasury 30-Year Bonds (02/23)	130.00	01/27/23	CME	4	520,000	6,024	(20,250)
Put - Euro-Bund (02/23)	EUR 136.00	01/27/23	EUX	3	EUR 408,000	4,182	(11,272)
Put - Euro-Bund (02/23)	138.00	01/27/23	EUX	1	138,000	1,604	(5,609)

						20,530	(59,022)

Total Options on Futures						$51,019	($71,254)

Total Written Options						$159,527	($188,437)

(g)	Swap agreements outstanding as of December 31, 2022 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread at 12/31/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Colombia Government	Q	1.000%	06/20/27	MSC	2.538%	$200,000	($11,907)	($11,307)	($600)
Colombia Government	Q	1.000%	12/20/27	MSC	2.714%	300,000	(21,759)	(26,745)	4,986

							(33,666)	(38,052)	4,386

				Exchange
AT&T Inc	Q	1.000%	06/20/23	ICE	0.674%	300,000	558	430	128
Barclays Bank PLC	Q	1.000%	12/20/23	ICE	0.746%	EUR 100,000	297	120	177
Rolls-Royce PLC	Q	1.000%	12/20/24	ICE	2.040%	800,000	(16,478)	(4,034)	(12,444)
Boeing Co	Q	1.000%	06/20/25	ICE	1.165%	$400,000	(1,389)	(5,621)	4,232
General Electric Co	Q	1.000%	06/20/26	ICE	0.801%	400,000	2,679	2,736	(57)
Apache Corp	Q	1.000%	12/20/26	ICE	1.696%	524,000	(12,720)	(15,568)	2,848
Boeing Co	Q	1.000%	12/20/26	ICE	1.297%	300,000	(3,064)	(1,695)	(1,369)
Stellantis N.V.	Q	5.000%	12/20/26	ICE	1.513%	EUR 300,000	41,376	68,879	(27,503)
Verizon Communications Inc	Q	1.000%	06/20/27	ICE	1.073%	$300,000	(767)	(788)	21
British Telecommunications PLC	Q	1.000%	06/20/28	ICE	1.667%	EUR 300,000	(10,258)	(1,477)	(8,781)

							234	42,982	(42,748)

Total Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection							($33,432)	$4,930	($38,362)

Credit Default Swaps on Credit Indices - Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY 38 5Y	Q	5.000%	06/20/27	ICE	$495,000	($11,055)	($1,386)	($9,669)
CDX iTraxx Main 38 5Y	Q	1.000%	12/20/27	ICE	EUR 400,000	(1,980)	3,649	(5,629)
CDX HY 39 5Y	Q	5.000%	12/20/27	ICE	$32,000	(240)	1,416	(1,656)

						($13,275)	$3,679	($16,954)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 39 5Y	Q	1.000%	12/20/27	ICE	$27,882,500	$231,520	$29,760	$201,760

Total Credit Default Swaps on Credit Indices						$218,245	$33,439	$184,806

Total Credit Default Swaps						$184,813	$38,369	$146,444

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.000%	1-Day JPY-TONAR	A / A	LCH	03/17/24	JPY 1,300,000,000	($12,332)	$19,440	($31,772)
12.233%	Brazil CETIP Interbank	Z / Z	CME	01/02/25	BRL 9,400,000	(19,166)	—	(19,166)
12.275%	Brazil CETIP Interbank	Z / Z	CME	01/02/25	11,400,000	(20,958)	—	(20,958)
(0.068%)	1-Day JPY-TONAR	S / S	LCH	09/18/26	JPY 120,000,000	(20,381)	—	(20,381)
(0.097%)	1-Day JPY-TONAR	S / S	LCH	09/24/26	82,000,000	(14,725)	106	(14,831)
12.980%	Brazil CETIP Interbank	Z / Z	CME	01/04/27	BRL 4,600,000	9,551	—	9,551
12.990%	Brazil CETIP Interbank	Z / Z	CME	01/04/27	2,300,000	4,875	—	4,875
13.024%	Brazil CETIP Interbank	Z / Z	CME	01/04/27	2,300,000	5,213	—	5,213
0.300%	1-Day JPY-TONAR	S / S	LCH	03/20/28	JPY 166,000,000	(23,096)	24,874	(47,970)
7.450%	28-Day MXN TIIE	L / L	CME	07/18/29	MXN 36,630,000	(123,186)	25,626	(148,812)
1.750%	EUR-LIBOR	A / S	LCH	03/15/33	EUR 3,900,000	(519,747)	(34,011)	(485,736)

						($733,952)	$36,035	($769,987)

Interest Rate Swaps - Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.270%	USD-SOFR	A / A	LCH	09/13/24	$2,000,000	$2,309	$—	$2,309
11.692%	Brazil CETIP Interbank	Z / Z	CME	01/02/25	BRL 16,600,000	49,040	—	49,040
11.473%	Brazil CETIP Interbank	Z / Z	CME	01/04/27	2,500,000	12,675	—	12,675
1.130%	USD-SOFR	A / A	CME	08/15/28	$2,312,000	317,100	9,776	307,324

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.220%	USD-SOFR	A / A	CME	08/15/28	$1,264,000	$167,499	($82)	$167,581
2.850%	USD-SOFR	A / A	CME	02/15/29	976,000	43,688	3,882	39,806
3.270%	USD-SOFR	A / A	CME	04/30/29	1,879,000	42,713	(21,184)	63,897
3.850%	USD-SOFR	A / A	CME	06/30/29	1,228,000	(14,086)	1,467	(15,553)
2.000%	USD-SOFR	A / A	CME	03/18/32	558,000	68,259	4,523	63,736
1.750%	USD-SOFR	A / A	CME	06/15/32	2,600,000	380,358	384,506	(4,148)
0.800%	1-Day JPY-TONAR	S / S	LCH	10/22/38	JPY 10,000,000	4,303	—	4,303
0.785%	1-Day JPY-TONAR	S / S	LCH	11/12/38	13,260,000	6,036	46	5,990
0.500%	1-Day JPY-TONAR	A / A	LCH	03/15/42	103,000,000	98,185	29,385	68,800
0.662%	1-Day JPY-TONAR	A / A	LCH	04/19/42	6,000,000	4,439	—	4,439
0.560%	USD-SOFR	A / A	CME	07/20/45	$527,000	237,812	12,421	225,391
0.641%	1-Day JPY-TONAR	S / S	CME	05/09/46	JPY 187,300,000	211,736	250	211,486
1.520%	USD-SOFR	A / A	CME	02/15/47	$1,005,000	302,374	4,958	297,416
1.729%	USD-SOFR	A / A	CME	02/15/47	92,000	24,390	—	24,390
1.650%	USD-SOFR	A / A	CME	08/15/47	1,493,000	420,885	166,245	254,640
2.510%	USD-SOFR	A / A	CME	02/15/48	187,000	26,011	1,869	24,142
2.600%	USD-SOFR	A / A	CME	02/15/48	559,000	67,784	38,424	29,360
3.050%	USD-SOFR	A / A	CME	02/15/48	364,000	16,736	11,221	5,515
2.500%	USD-SOFR	A / A	CME	04/21/52	359,000	47,616	335	47,281
0.800%	1-Day JPY-TONAR	A / A	LCH	06/15/52	JPY 194,000,000	191,973	736	191,237
1.750%	USD-SOFR	A / A	CME	12/21/52	$1,900,000	510,253	368,789	141,464
2.000%	1-Day GBP-SONIA	A / A	LCH	03/15/53	GBP 400,000	126,662	124,190	2,472

						$3,366,750	$1,141,757	$2,224,993

Total Interest Rate Swaps						$2,632,798	$1,177,792	$1,455,006

Total Swap Agreements						$2,817,611	$1,216,161	$1,601,450

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$66,378	$66,378	$—	$—
	Corporate Bonds & Notes	89,674,088	—	89,674,088	—
	Senior Loan Notes	5,062,524	—	5,062,524	—
	Mortgage-Backed Securities	156,594,283	—	156,594,283	—
	Asset-Backed Securities	35,098,670	—	35,098,670	—
	U.S. Treasury Obligations	97,531,839	—	97,531,839	—
	Foreign Government Bonds & Notes	8,680,938	—	8,680,938	—
	Municipal Bonds	931,909	—	931,909	—
	Short-Term Investments	68,131,516	7,635,124	60,496,392	—
	Derivatives:
	Credit Contracts
	Swaps	214,152	—	214,152	—
	Foreign Currency Contracts
	Futures	71,926	71,926	—	—
	Forward Foreign Currency Contracts	492,421	—	492,421	—
	Purchased Options	1,260	—	1,260	—

	Total Foreign Currency Contracts	565,607	71,926	493,681	—
	Interest Rate Contracts
	Futures	799,661	799,661	—	—
	Purchased Options	114,604	—	114,604	—
	Swaps	2,264,333	—	2,264,333	—

	Total Interest Rate Contracts	3,178,598	799,661	2,378,937	—

	Total Assets - Derivatives	3,958,357	871,587	3,086,770	—

	Total Assets	465,730,502	8,573,089	457,157,413	—

Liabilities	Securities Sold Short
	Mortgaged-Backed Securities	(1,758,832)	—	(1,758,832)	—
	Derivatives:
	Credit Contracts
	Swaps	(67,708)	—	(67,708)	—
	Foreign Currency Contracts
	Futures	(16,788)	(16,788)	—	—
	Forward Foreign Currency Contracts	(1,016,298)	—	(1,016,298)	—

	Total Foreign Currency Contracts	(1,033,086)	(16,788)	(1,016,298)	—

	Interest Rate Contracts
	Futures	(701,296)	(701,296)	—	—
	Written Options	(188,437)	—	(188,437)	—
	Swaps	(809,327)	—	(809,327)	—

	Total Interest Rate Contracts	(1,699,060)	(701,296)	(997,764)	—

	Total Liabilities - Derivatives	(2,799,854)	(718,084)	(2,081,770)	—

	Total Liabilities	(4,558,686)	(718,084)	(3,840,602)	—

	Total	$461,171,816	$7,855,005	$453,316,811	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 44.7%

Basic Materials - 1.4%

ArcelorMittal SA (Luxembourg) 3.600% due 07/16/24	$110,000	$106,669
Celanese US Holdings LLC
5.900% due 07/05/24	485,000	485,132
6.050% due 03/15/25	410,000	408,751
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24	200,000	197,256
Ecolab Inc
1.650% due 02/01/27	100,000	88,664
5.250% due 01/15/28	290,000	296,003
LYB International Finance III LLC 1.250% due 10/01/25	276,000	246,492
Nucor Corp
2.000% due 06/01/25	130,000	121,099
3.950% due 05/23/25	100,000	97,929
POSCO (South Korea) 4.375% due 08/04/25 ~	550,000	533,016
The Sherwin-Williams Co
4.050% due 08/08/24	75,000	73,910
4.250% due 08/08/25	110,000	108,192
Westlake Corp 0.875% due 08/15/24	50,000	46,456

		2,809,569

Communications - 2.7%

Charter Communications Operating LLC 4.908% due 07/23/25	1,140,000	1,118,417
Comcast Corp 5.250% due 11/07/25	105,000	106,492
Cox Communications Inc 3.150% due 08/15/24 ~	495,000	476,678
KT Corp (South Korea) 4.000% due 08/08/25 ~	450,000	438,182
NBN Co Ltd (Australia) 1.450% due 05/05/26 ~	250,000	220,866
NTT Finance Corp (Japan)
4.142% due 07/26/24 ~	200,000	196,950
4.239% due 07/25/25 ~	200,000	196,582
Rogers Communications Inc (Canada) 3.200% due 03/15/27 ~	310,000	287,294
SES SA (Luxembourg) 3.600% due 04/04/23 ~	98,000	97,360
Sky Ltd (United Kingdom) 3.750% due 09/16/24 ~	930,000	908,409
T-Mobile USA Inc
2.250% due 02/15/26	290,000	264,338
3.500% due 04/15/25	190,000	182,889
Verizon Communications Inc
0.850% due 11/20/25	300,000	267,865
1.450% due 03/20/26	330,000	296,629
2.625% due 08/15/26	390,000	360,410

		5,419,361

	Principal Amount	Value
Consumer, Cyclical - 4.0%

American Airlines Pass-Through Trust ‘B’ 3.700% due 04/15/27	$103,554	$93,191
Aptiv PLC 2.396% due 02/18/25	225,000	212,353
AutoZone Inc 3.625% due 04/15/25	275,000	266,325
Brunswick Corp 0.850% due 08/18/24	320,000	295,839
Daimler Trucks Finance North America LLC (Germany) 1.625% due 12/13/24 ~	300,000	278,629
General Motors Co 4.875% due 10/02/23	330,000	329,073
General Motors Financial Co Inc 2.900% due 02/26/25	420,000	398,144
Genuine Parts Co 1.750% due 02/01/25	100,000	93,445
Hasbro Inc 3.000% due 11/19/24	560,000	538,433
Hyatt Hotels Corp 1.300% due 10/01/23	150,000	145,852
Hyundai Capital America
0.800% due 01/08/24 ~	240,000	228,408
0.875% due 06/14/24 ~	100,000	93,326
1.000% due 09/17/24 ~	120,000	110,945
2.375% due 02/10/23 ~	270,000	269,403
Hyundai Capital Services Inc (South Korea) 2.125% due 04/24/25 ~	200,000	183,050
Lowe’s Cos Inc
3.350% due 04/01/27	60,000	56,417
4.400% due 09/08/25	310,000	305,689
Marriott International Inc 3.600% due 04/15/24	580,000	568,677
Nissan Motor Co Ltd (Japan) 3.043% due 09/15/23 ~	660,000	646,832
Nordstrom Inc 2.300% due 04/08/24	40,000	37,553
QVC Inc 4.850% due 04/01/24	365,000	338,264
Ross Stores Inc 4.600% due 04/15/25	920,000	914,756
Stellantis Finance US Inc 1.711% due 01/29/27 ~	400,000	343,775
Toyota Motor Credit Corp 3.650% due 08/18/25	410,000	398,776
United Airlines Pass-Through Trust ‘B’ 3.500% due 11/01/29	64,367	55,521
Volkswagen Group of America Finance LLC (Germany) 3.950% due 06/06/25 ~	400,000	387,453
Warnermedia Holdings Inc 3.755% due 03/15/27 ~	700,000	631,367

		8,221,496

Consumer, Non-Cyclical - 6.4%

AbbVie Inc
2.600% due 11/21/24	865,000	828,133
2.950% due 11/21/26	520,000	484,319
3.200% due 05/14/26	50,000	47,403
AmerisourceBergen Corp 3.400% due 05/15/24	470,000	458,710

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Anheuser-Busch Cos LLC (Belgium) 3.650% due 02/01/26	$120,000	$115,627
Astrazeneca Finance LLC (United Kingdom) 1.200% due 05/28/26	380,000	338,779
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26	420,000	372,619
4.448% due 03/16/28	360,000	334,050
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	200,000	197,181
Becton Dickinson and Co
3.363% due 06/06/24	190,000	185,773
3.734% due 12/15/24	116,000	113,204
Cardinal Health Inc
3.200% due 03/15/23	210,000	209,423
3.500% due 11/15/24	540,000	524,566
Coca-Cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	665,000	624,904
Constellation Brands Inc 3.600% due 05/09/24	245,000	240,292
CSL Finance PLC (Australia) 3.850% due 04/27/27 ~	70,000	67,073
CVS Health Corp
2.875% due 06/01/26	130,000	121,514
3.000% due 08/15/26	100,000	93,536
Diageo Capital PLC (United Kingdom) 5.200% due 10/24/25	200,000	202,764
Elevance Health Inc 5.350% due 10/15/25	85,000	86,030
HCA Inc
3.125% due 03/15/27 ~	260,000	236,766
5.250% due 04/15/25	300,000	298,517
Health Care Service Corp 1.500% due 06/01/25 ~	380,000	349,464
HPHT Finance 19 Ltd (Hong Kong) 2.875% due 11/05/24 ~	500,000	477,635
Humana Inc
1.350% due 02/03/27	40,000	34,640
3.850% due 10/01/24	225,000	220,620
4.500% due 04/01/25	450,000	444,937
5.750% due 03/01/28	50,000	51,145
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	400,000	382,632
4.250% due 07/21/25 ~	200,000	191,191
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	300,000	274,194
Mondelez International Holdings Netherlands BV 4.250% due 09/15/25 ~	200,000	197,378
Mondelez International Inc
2.125% due 03/17/24	200,000	192,963
2.625% due 03/17/27	190,000	172,527
PeaceHealth Obligated Group 1.375% due 11/15/25	80,000	71,782
PerkinElmer Inc 0.850% due 09/15/24	560,000	519,300
Perrigo Finance Unlimited Co 3.900% due 12/15/24	510,000	482,644

	Principal Amount	Value
Philip Morris International Inc
5.000% due 11/17/25	$165,000	$165,925
5.125% due 11/15/24	325,000	325,669
Royalty Pharma PLC 0.750% due 09/02/23	380,000	368,238
S&P Global Inc 2.450% due 03/01/27 ~	500,000	457,385
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	110,000	108,133
Triton Container International Ltd (Bermuda) 0.800% due 08/01/23 ~	400,000	386,117
UnitedHealth Group Inc
3.700% due 05/15/27	220,000	213,162
5.150% due 10/15/25	245,000	248,060
5.250% due 02/15/28	180,000	184,339
Viatris Inc 1.650% due 06/22/25	105,000	95,191
Zoetis Inc 5.400% due 11/14/25	255,000	260,372

		13,056,826

Diversified - 0.2%

CK Hutchison International 19 Ltd (United Kingdom) 3.250% due 04/11/24 ~	500,000	488,695

Energy - 3.2%

Aker BP ASA (Norway) 3.000% due 01/15/25 ~	610,000	578,874
Canadian Natural Resources Ltd (Canada) 2.050% due 07/15/25	520,000	484,263
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25	470,000	473,178
7.000% due 06/30/24	580,000	587,435
Devon Energy Corp 8.250% due 08/01/23	140,000	141,934
Enbridge Inc (Canada)
2.150% due 02/16/24	275,000	265,479
2.500% due 01/15/25	310,000	293,516
2.500% due 02/14/25	150,000	141,636
Energy Transfer LP
2.900% due 05/15/25	120,000	113,115
4.250% due 03/15/23	300,000	299,291
4.250% due 04/01/24	204,000	200,428
5.875% due 01/15/24	745,000	747,108
Eni SPA (Italy) 4.000% due 09/12/23 ~	540,000	532,596
Gray Oak Pipeline LLC
2.000% due 09/15/23 ~	90,000	87,576
2.600% due 10/15/25 ~	180,000	163,412
Sabine Pass Liquefaction LLC
5.625% due 03/01/25	275,000	275,594
5.750% due 05/15/24	410,000	410,321
Saudi Arabian Oil Co (Saudi Arabia) 1.250% due 11/24/23 ~	500,000	481,731
Schlumberger Finance Canada Ltd 1.400% due 09/17/25	140,000	128,374

		6,405,861

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Financial - 19.6%

AerCap Ireland Capital DAC (Ireland)
1.650% due 10/29/24	$500,000	$461,536
4.125% due 07/03/23	300,000	297,936
4.500% due 09/15/23	390,000	387,548
4.875% due 01/16/24	300,000	297,261
Air Lease Corp 2.250% due 01/15/23	225,000	224,789
American Express Co
2.250% due 03/04/25	440,000	415,664
3.375% due 05/03/24	220,000	215,636
3.950% due 08/01/25	495,000	485,410
American International Group Inc 2.500% due 06/30/25	266,000	250,660
American Tower Corp REIT 2.400% due 03/15/25	170,000	160,072
Athene Global Funding
1.716% due 01/07/25 ~	430,000	397,042
2.514% due 03/08/24 ~	630,000	603,928
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	325,000	280,063
2.875% due 02/15/25 ~	250,000	231,137
3.950% due 07/01/24 ~	130,000	124,523
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	800,000	774,950
Banco Santander SA (Spain) 3.892% due 05/24/24	400,000	391,793
Bank of America Corp
0.976% due 04/22/25	300,000	281,414
1.734% due 07/22/27	210,000	184,243
1.843% due 02/04/25	225,000	215,818
3.384% due 04/02/26	300,000	286,765
3.841% due 04/25/25	150,000	146,525
Bank of Ireland Group PLC (Ireland) 4.500% due 11/25/23 ~	890,000	881,587
Bank of Montreal (Canada)
3.700% due 06/07/25	280,000	271,959
4.250% due 09/14/24	390,000	385,064
Banque Federative du Credit Mutuel SA (France)
0.650% due 02/27/24 ~	590,000	558,811
0.998% due 02/04/25 ~	300,000	274,339
Barclays PLC (United Kingdom)
1.007% due 12/10/24	400,000	380,906
5.304% due 08/09/26	205,000	203,671
7.325% due 11/02/26	205,000	212,563
BDO Unibank Inc (Philippines) 2.950% due 03/06/23 ~	400,000	396,890
BPCE SA (France) 5.700% due 10/22/23 ~	800,000	794,226
Brighthouse Financial Global Funding
0.600% due 06/28/23 ~	275,000	268,262
1.000% due 04/12/24 ~	240,000	226,110
Brixmor Operating Partnership LP REIT 3.650% due 06/15/24	475,000	460,659
Canadian Imperial Bank of Commerce (Canada) 3.945% due 08/04/25	960,000	938,558

	Principal Amount	Value
Capital One Financial Corp
2.636% due 03/03/26	$270,000	$253,112
3.500% due 06/15/23	130,000	129,236
3.900% due 01/29/24	175,000	172,881
4.985% due 07/24/26	215,000	210,781
Citigroup Inc
0.981% due 05/01/25	250,000	234,236
3.106% due 04/08/26	275,000	260,543
4.140% due 05/24/25	300,000	294,354
CNO Global Funding
1.650% due 01/06/25 ~	300,000	278,164
1.750% due 10/07/26 ~	600,000	526,854
Cooperatieve Rabobank UA (Netherlands) 3.875% due 08/22/24	550,000	540,543
Corebridge Financial Inc 3.500% due 04/04/25 ~	170,000	163,119
Credicorp Ltd (Peru) 2.750% due 06/17/25 ~	500,000	467,505
Credit Suisse Group AG (Switzerland) 6.373% due 07/15/26 ~	280,000	263,127
Crown Castle Inc REIT
1.050% due 07/15/26	300,000	259,567
2.900% due 03/15/27	210,000	191,315
Danske Bank AS (Denmark)
3.773% due 03/28/25 ~	400,000	387,771
5.375% due 01/12/24 ~	560,000	555,588
EMG SUKUK Ltd (United Arab Emirates) 4.564% due 06/18/24 ~	500,000	494,038
Equitable Financial Life Global Funding
1.100% due 11/12/24 ~	250,000	231,789
1.400% due 07/07/25 ~	510,000	462,925
Essex Portfolio LP REIT 3.875% due 05/01/24	500,000	489,832
Fifth Third Bank NA 5.852% due 10/27/25	335,000	338,623
First American Financial Corp 4.600% due 11/15/24	465,000	457,670
HSBC Holdings PLC (United Kingdom) 2.099% due 06/04/26	430,000	391,674
Jackson Financial Inc 1.125% due 11/22/23	280,000	269,703
Jackson National Life Global Funding 1.750% due 01/12/25 ~	300,000	278,657
JPMorgan Chase & Co
0.824% due 06/01/25	280,000	261,151
4.080% due 04/26/26	680,000	660,826
4.780% (SOFR + 0.885%) due 04/22/27 §	175,000	171,369
KeyCorp 3.878% due 05/23/25	80,000	78,320
LeasePlan Corp NV (Netherlands) 2.875% due 10/24/24 ~	400,000	375,602
LSEGA Financing PLC (United Kingdom) 0.650% due 04/06/24 ~	400,000	375,696
Marsh & McLennan Cos Inc 3.875% due 03/15/24	175,000	172,655
MassMutual Global Funding II 4.150% due 08/26/25 ~	200,000	195,843
Metropolitan Life Global Funding I 4.050% due 08/25/25 ~	695,000	680,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Mitsubishi UFJ Financial Group Inc (Japan)
0.953% due 07/19/25	$440,000	$409,088
5.063% due 09/12/25	200,000	198,707
Morgan Stanley
0.731% due 04/05/24	375,000	369,660
1.164% due 10/21/25	335,000	308,595
2.630% due 02/18/26	260,000	244,343
3.620% due 04/17/25	580,000	566,258
6.138% due 10/16/26	245,000	250,493
NatWest Markets PLC (United Kingdom) 2.375% due 05/21/23 ~	485,000	478,897
Northwestern Mutual Global Funding 4.350% due 09/15/27 ~	220,000	214,566
Park Aerospace Holdings Ltd (Ireland) 4.500% due 03/15/23 ~	185,000	184,557
Protective Life Global Funding 3.218% due 03/28/25 ~	300,000	286,122
Public Storage REIT 4.365% (SOFR + 0.470%) due 04/23/24 §	140,000	139,037
QNB Finance Ltd (Qatar) 3.500% due 03/28/24 ~	480,000	470,277
Royal Bank of Canada (Canada) 3.970% due 07/26/24	935,000	921,975
Santander Holdings USA Inc 2.490% due 01/06/28	190,000	163,269
SBA Tower Trust REIT
1.631% due 05/15/51 ~	70,000	59,555
1.884% due 07/15/50 ~	70,000	61,656
2.836% due 01/15/50 ~	500,000	471,594
6.599% due 01/15/28 ~	180,000	180,774
Simon Property Group LP REIT
2.000% due 09/13/24	130,000	123,557
3.375% due 10/01/24	250,000	242,734
Standard Chartered PLC (United Kingdom)
1.822% due 11/23/25 ~	400,000	365,613
3.950% due 01/11/23 ~	390,000	389,832
Synchrony Financial 4.250% due 08/15/24	535,000	523,049
The Bank of New York Mellon Corp 4.414% due 07/24/26	245,000	241,505
The Charles Schwab Corp 2.450% due 03/03/27	490,000	447,425
The Goldman Sachs Group Inc
0.925% due 10/21/24	410,000	392,907
1.757% due 01/24/25	300,000	287,268
3.500% due 04/01/25	270,000	259,873
4.482% due 08/23/28	215,000	206,414
The PNC Financial Services Group Inc 5.671% due 10/28/25	335,000	338,805
The Toronto-Dominion Bank (Canada) 4.285% due 09/13/24	465,000	459,858
The Western Union Co 2.850% due 01/10/25	630,000	600,327
Truist Financial Corp 4.686% (SOFR + 0.400%) due 06/09/25 §	200,000	195,889
UBS AG (Switzerland) 0.700% due 08/09/24 ~	500,000	466,214

	Principal Amount	Value
UBS Group AG (Switzerland) 4.490% due 08/05/25 ~	$515,000	$506,474
US Bancorp
4.548% due 07/22/28	385,000	376,632
5.727% due 10/21/26	145,000	147,842
Wells Fargo & Co
2.188% due 04/30/26	190,000	176,989
3.908% due 04/25/26	230,000	223,742
4.540% due 08/15/26	275,000	269,762
Westpac Banking Corp (Australia) 5.350% due 10/18/24	940,000	948,889
Willis North America Inc 3.600% due 05/15/24	180,000	175,187
WP Carey Inc REIT
4.000% due 02/01/25	245,000	238,929
4.600% due 04/01/24	315,000	312,159

		39,840,885

Industrial - 2.4%

Amcor Flexibles North America Inc 4.000% due 05/17/25	215,000	209,484
Amphenol Corp 2.050% due 03/01/25	225,000	211,683
Canadian Pacific Railway Co (Canada)
1.350% due 12/02/24	325,000	303,166
1.750% due 12/02/26	150,000	133,877
Carrier Global Corp 2.242% due 02/15/25	120,000	113,128
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	200,000	185,982
GATX Corp 4.350% due 02/15/24	375,000	369,626
Martin Marietta Materials Inc 4.250% due 07/02/24	760,000	750,245
Otis Worldwide Corp 2.056% due 04/05/25	290,000	271,575
Parker-Hannifin Corp 3.650% due 06/15/24	410,000	401,397
Penske Truck Leasing Co LP
2.700% due 03/14/23 ~	95,000	94,502
3.450% due 07/01/24 ~	265,000	256,050
3.900% due 02/01/24 ~	400,000	391,727
Republic Services Inc 2.500% due 08/15/24	255,000	244,522
SMBC Aviation Capital Finance DAC (Ireland)
3.550% due 04/15/24 ~	400,000	386,874
4.125% due 07/15/23 ~	530,000	524,521

		4,848,359

Technology - 1.8%

CDW LLC 5.500% due 12/01/24	80,000	80,133
Fidelity National Information Services Inc
0.600% due 03/01/24	200,000	189,333
4.500% due 07/15/25	100,000	98,152
Fiserv Inc 2.750% due 07/01/24	475,000	459,137
Fortinet Inc 1.000% due 03/15/26	190,000	166,535

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Marvell Technology Inc 4.200% due 06/22/23	$140,000	$139,217
Microchip Technology Inc
0.972% due 02/15/24	320,000	304,018
0.983% due 09/01/24	270,000	250,177
2.670% due 09/01/23	410,000	402,463
NXP BV (China)
2.700% due 05/01/25	310,000	292,093
3.875% due 06/18/26	140,000	133,172
4.400% due 06/01/27	30,000	28,800
4.875% due 03/01/24	245,000	243,238
Oracle Corp 5.800% due 11/10/25	140,000	143,290
Qorvo Inc 1.750% due 12/15/24 ~	130,000	119,892
Roper Technologies Inc 2.350% due 09/15/24	200,000	191,086
Skyworks Solutions Inc 0.900% due 06/01/23	45,000	44,116
Take-Two Interactive Software Inc
3.300% due 03/28/24	235,000	229,619
3.550% due 04/14/25	60,000	57,795
Workday Inc 3.500% due 04/01/27	100,000	93,608

		3,665,874

Utilities - 3.0%

Alexander Funding Trust 1.841% due 11/15/23 ~	240,000	229,989
APT Pipelines Ltd (Australia) 4.200% due 03/23/25 ~	645,000	623,347
DTE Energy Co 4.220% due 11/01/24 §	365,000	359,039
Enel Finance International NV (Italy)
1.375% due 07/12/26 ~	400,000	345,187
2.650% due 09/10/24 ~	475,000	454,785
6.800% due 10/14/25 ~	200,000	205,581
Eversource Energy 4.200% due 06/27/24	265,000	262,083
Israel Electric Corp Ltd (Israel) 5.000% due 11/12/24 ~	500,000	495,808
NextEra Energy Capital Holdings Inc
1.875% due 01/15/27	320,000	283,667
4.450% due 06/20/25	180,000	177,943
NRG Energy Inc 3.750% due 06/15/24 ~	260,000	250,560
Pacific Gas and Electric Co 3.500% due 06/15/25	270,000	254,989
Sempra Energy 3.300% due 04/01/25	130,000	124,775
Southern California Gas Co 2.950% due 04/15/27	180,000	166,260
The AES Corp 3.300% due 07/15/25 ~	310,000	292,832

	Principal Amount	Value
Vistra Operations Co LLC
3.550% due 07/15/24 ~	$1,425,000	$1,367,546
5.125% due 05/13/25 ~	220,000	215,531

		6,109,922

Total Corporate Bonds & Notes (Cost $93,292,026)		90,866,848

MORTGAGE-BACKED SECURITIES - 13.0%

Collateralized Mortgage Obligations - Commercial - 5.2%

BAMLL Commercial Mortgage Securities Trust
3.490% due 04/14/33 ~	130,000	119,432
5.168% (USD LIBOR + 0.850%) due 09/15/34 ~ §	455,000	446,778
Bank 2019-BNK 19 2.263% due 08/15/61	54,092	50,579
Bank 2019-BNK 24 2.056% due 11/15/62	40,996	39,884
BCP Trust 5.117% (USD LIBOR + 0.799%) due 06/15/38 ~ §	70,000	65,515
BFLD Trust 5.658% (USD LIBOR + 1.340%) due 10/15/34 ~ §	515,000	501,342
BIG Commercial Mortgage Trust 6.676% (SOFR + 2.340%) due 02/15/39 ~ §	485,000	456,561
BPR Trust 5.468% (USD LIBOR + 1.150%) due 09/15/38 ~ §	105,000	98,239
BX Commercial Mortgage Trust
5.239% (USD LIBOR + 0.921%) due 12/15/38 ~ §	460,000	444,597
5.370% (SOFR + 1.034%) due 10/15/36 ~ §	75,266	74,389
5.718% (USD LIBOR + 1.400%) due 06/15/38 ~ §	99,248	93,750
6.450% (SOFR + 2.115%) due 06/15/27 ~ §	400,000	397,859
7.476% (SOFR + 3.141%) due 06/15/27 ~ §	100,000	99,502
BX Trust 5.964% (USD LIBOR + 1.646%) due 10/15/36 ~ §	75,000	70,083
BXSC Commercial Mortgage Trust 6.727% (SOFR + 2.391%) due 03/15/35 ~ §	470,000	451,953
CGDB Commercial Mortgage Trust 5.968% (USD LIBOR + 1.650%) due 11/15/36 ~ §	350,000	334,733
Citigroup Commercial Mortgage Trust
3.251% due 05/10/35 ~	500,000	468,797
4.149% due 01/10/36 ~	330,000	321,908
Commercial Mortgage Trust
3.221% due 10/10/48	35,997	35,675
3.359% due 10/10/48	450,989	423,936
3.926% due 03/10/48 §	65,000	60,242
4.048% due 12/10/47	225,000	214,618
4.673% due 02/10/47 §	650,000	624,151
4.697% due 08/10/47 ~ §	100,000	89,986
4.701% due 03/10/47	195,000	188,260

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates 5.298% (USD LIBOR + 0.980%) due 05/15/36 ~ §	$257,000	$254,314
CSAIL Commercial Mortgage Trust 2.360% due 06/15/52	59,099	57,157
Extended Stay America Trust
5.398% (USD LIBOR + 1.080%) due 07/15/38 ~ §	112,262	109,195
6.018% (USD LIBOR + 1.700%) due 07/15/38 ~ §	112,262	108,001
Great Wolf Trust 5.510% (SOFR + 1.748%) due 12/15/36 ~ §	145,000	138,690
GS Mortgage Securities Corp Trust
5.918% (USD LIBOR + 1.600%) due 05/15/26 ~ §	100,000	90,619
6.318% (USD LIBOR + 2.000%) due 05/15/26 ~ §	235,000	207,473
GS Mortgage Securities Trust
3.430% due 08/10/50	545,000	503,069
3.853% due 11/10/49 §	510,000	445,527
JP Morgan Chase Commercial Mortgage Securities Trust
5.918% (USD LIBOR + 1.600%) due 09/15/29 ~ §	380,000	362,701
6.088% (USD LIBOR + 1.770%) due 10/15/33 ~ §	205,000	191,957
6.168% (USD LIBOR + 1.850%) due 09/15/29 ~ §	120,000	113,113
6.488% (USD LIBOR + 2.170%) due 10/15/33 ~ §	165,000	152,375
KIND Trust 6.068% (USD LIBOR + 1.750%) due 08/15/38 ~ §	129,067	116,918
KKR Industrial Portfolio Trust
5.318% (USD LIBOR + 1.000%) due 12/15/37 ~ §	75,000	71,299
5.568% (USD LIBOR + 1.250%) due 12/15/37 ~ §	75,000	70,803
LUXE Trust
5.368% (USD LIBOR + 1.050%) due 10/15/38 ~ §	164,397	157,490
MHC Commercial Mortgage Trust 5.119% (USD LIBOR + 0.801%) due 04/15/38 ~ §	465,000	451,646
MHC Trust 5.418% (USD LIBOR + 1.100%) due 05/15/23 ~ §	90,000	86,460
Morgan Stanley Capital I Trust 3.177% due 11/10/36 ~ §	255,000	216,319
New Orleans Hotel Trust 5.607% (USD LIBOR + 1.289%) due 04/15/32 ~ §	284,757	269,110
Shelter Growth CRE Issuer Ltd (Cayman) 5.398% (USD LIBOR + 1.080%) due 09/15/36 ~ §	51,272	49,868

	Principal Amount	Value
SLIDE Fund Trust 6.418% (USD LIBOR + 2.100%) due 06/15/31 ~ §	$118,179	$116,123

		10,512,996

Collateralized Mortgage Obligations - Residential - 4.3%

Angel Oak Mortgage Trust
1.068% due 05/25/66 ~ §	54,768	45,238
1.115% due 01/25/66 ~ §	23,793	19,331
1.579% due 05/25/65 ~ §	33,476	29,988
Barclays Mortgage Loan Trust 1.747% due 09/25/51 ~ §	137,129	117,155
Bayview MSR Opportunity Master Fund Trust 2.500% due 06/25/51 ~ §	110,795	95,926
BINOM Securitization Trust 2.625% due 06/25/56 ~ §	79,421	69,107
CIM Trust 4.500% due 03/25/62 ~ §	432,116	414,464
COLT Mortgage Loan Trust
1.167% due 06/25/66 ~ §	67,120	53,764
1.419% due 09/27/66 ~ §	79,306	62,090
1.506% due 04/27/65 ~ §	14,998	14,079
Connecticut Avenue Securities Trust
4.928% (SOFR + 1.000%) due 12/25/41 ~ §	42,255	41,731
5.928% (SOFR + 2.000%) due 03/25/42 ~ §	56,081	55,910
6.028% (SOFR + 2.100%) due 03/25/42 ~ §	84,158	83,616
6.478% (SOFR + 2.550%) due 07/25/42 ~ §	204,222	205,008
6.678% (SOFR + 2.750%) due 05/25/42 ~ §	34,476	34,925
6.894% (SOFR + 2.950%) due 06/25/42 ~ §	176,781	178,438
Deephaven Residential Mortgage Trust
0.899% due 04/25/66 ~ §	57,240	48,375
0.973% due 05/25/65 ~ §	32,180	28,455
1.260% due 04/25/66 ~ §	57,240	46,040
Eagle RE Ltd 5.478% (SOFR + 1.550%) due 04/25/34 ~ §	142,231	141,435
Ellington Financial Mortgage Trust
0.797% due 02/25/66 ~ §	37,231	30,541
0.931% due 06/25/66 ~ §	64,185	49,686
1.241% due 09/25/66 ~ §	81,799	65,631
1.291% due 06/25/66 ~ §	64,185	48,639
1.550% due 09/25/66 ~ §	81,799	62,247
Fannie Mae Connecticut Avenue Securities 5.589% (USD LIBOR + 1.200%) due 01/25/30 §	5,891	5,889
Finance of America HECM Buyout 4.000% due 12/25/24 ~ §	426,821	418,930
Flagstar Mortgage Trust
3.500% due 10/25/49 ~ §	31,357	28,692
4.000% due 09/25/48 ~ §	26,395	25,599
4.866% (USD LIBOR + 0.850%) due 03/25/50 ~ §	56,784	52,300

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Freddie Mac STACR REMIC Trust 4.628% (SOFR + 0.700%) due 08/25/33 ~ §	$94,349	$93,845
4.628% (SOFR + 0.700%) due 12/25/33 ~ §	103,397	102,596
5.228% (SOFR + 1.300%) due 02/25/42 ~ §	345,824	340,235
5.728% (SOFR + 1.800%) due 11/25/41 ~ §	45,000	42,338
5.928% (SOFR + 2.000%) due 04/25/42 ~ §	434,634	432,664
6.028% (SOFR + 2.100%) due 03/25/42 ~ §	191,167	188,812
6.078% (SOFR + 2.150%) due 09/25/42 ~ §	97,761	97,858
6.128% (SOFR + 2.200%) due 05/25/42 ~ §	435,248	434,108
6.228% (SOFR + 2.300%) due 08/25/42 ~ §	177,126	177,036
6.239% (USD LIBOR + 1.850%) due 02/25/50 ~ §	85,849	85,710
6.878% (SOFR + 2.950%) due 06/25/42 ~ §	75,372	76,294
7.489% (USD LIBOR + 3.100%) due 03/25/50 ~ §	87,319	88,592
Freddie Mac Structured Agency Credit Risk Debt Notes 4.728% (SOFR + 0.800%) due 08/25/33 ~ §	9,890	9,860
6.578% (SOFR + 2.650%) due 07/25/42 ~ §	107,248	107,840
Freddie Mac Whole Loan Securities Trust 3.857% due 05/25/47 ~ §	13,554	13,209
Galton Funding Mortgage Trust 2.832% due 01/25/60 ~ §	145,000	105,619
3.339% due 10/25/59 ~ §	140,000	124,772
3.500% due 11/25/57 ~ §	16,947	15,084
4.000% due 02/25/59 ~ §	13,743	13,326
GS Mortgage-Backed Securities Corp Trust 2.500% due 10/25/51 ~ §	182,881	157,642
GS Mortgage-Backed Securities Trust 2.495% due 07/25/44 ~ §	2,375	2,329
2.500% due 01/25/52 ~ §	90,287	77,602
2.500% due 06/25/52 ~ §	218,502	187,803
Hundred Acre Wood Trust 2.500% due 07/25/51 ~ §	118,567	103,352
Imperial Fund Mortgage Trust 1.516% due 09/25/56 ~ §	75,396	57,080
Mello Mortgage Capital Acceptance 2.500% due 10/25/51 ~ §	95,932	82,454
Metlife Securitization Trust
3.000% due 04/25/55 ~ §	45,094	42,309
New Residential Mortgage Loan Trust 1.650% due 05/24/60 ~ §	20,643	18,995
2.500% due 06/25/51 ~ §	81,115	69,719
2.500% due 09/25/51 ~ §	201,848	173,489
2.710% due 11/25/59 ~ §	74,355	67,139
NLT Trust 1.520% due 08/25/56 ~ §	86,386	67,268

	Principal Amount	Value
OBX Trust 1.054% due 07/25/61 ~ §	$74,754	$56,562
1.072% due 02/25/66 ~ §	47,283	37,027
2.500% due 05/25/51 ~ §	128,160	110,473
3.000% due 05/25/60 ~ §	27,596	23,554
3.500% due 12/25/49 ~ §	22,932	20,465
3.500% due 02/25/60 ~ §	79,736	70,442
4.687% (USD LIBOR + 1.200%) due 06/25/59 ~ §	33,027	31,616
5.139% (USD LIBOR + 0.750%) due 02/25/60 ~ §	35,810	33,205
5.339% (USD LIBOR + 0.950%) due 02/25/60 ~ §	18,364	17,136
Oceanview Mortgage Trust 2.500% due 12/25/51 ~ §	102,323	87,947
PSMC Trust 2.500% due 03/25/51 ~ §	187,305	161,922
Sequoia Mortgage Trust 4.000% due 06/25/48 ~ §	31,029	28,738
4.000% due 08/25/48 ~ §	8,480	8,227
4.500% due 08/25/48 ~ §	1,413	1,379
SG Residential Mortgage Trust 1.381% due 05/25/65 ~ §	28,456	24,788
2.703% due 09/25/59 ~ §	4,783	4,600
3.166% due 03/27/62 ~ §	98,884	88,859
Starwood Mortgage Residential Trust 0.943% due 05/25/65 ~ §	41,233	38,249
1.162% due 08/25/56 ~ §	64,499	52,108
2.408% due 02/25/50 ~ §	107,861	103,476
Towd Point Mortgage Trust 2.750% due 10/25/56 ~ §	6,085	5,992
2.750% due 04/25/57 ~ §	13,148	12,995
3.750% due 05/25/58 ~ §	48,564	45,997
3.750% due 09/25/62 ~	438,540	412,146
UWM Mortgage Trust 2.500% due 09/25/51 ~ §	39,064	33,803
Verus Securitization Trust 0.918% due 02/25/64 ~ §	46,873	42,708
1.052% due 01/25/66 ~ §	41,034	33,755
1.977% due 03/25/60 ~ §	16,348	15,696
2.692% due 11/25/59 ~ §	75,091	70,830
2.724% due 01/25/60 ~	96,021	90,525
3.100% due 11/25/59 ~ §	71,859	67,888
3.117% due 07/25/59 ~ §	66,385	64,246
3.288% due 01/25/67 ~ §	159,135	130,029
4.910% due 06/25/67 ~	315,392	301,881
Vista Point Securitization Trust 2.496% due 04/25/65 ~ §	28,428	23,842
Wells Fargo Mortgage Backed Securities Trust 2.500% due 12/25/50 ~ §	152,683	133,361

		8,716,675

Fannie Mae - 1.9%

2.000% due 10/01/50	56,758	46,598
2.500% due 07/01/51 - 02/01/52	533,587	454,262
3.000% due 09/01/28 - 06/01/52	594,545	537,347
3.500% due 09/01/47 - 01/01/52	610,246	564,983
4.000% due 07/01/52	418,895	393,334
4.500% due 05/01/41 - 08/01/52	1,060,329	1,026,038
5.000% due 09/01/25 - 08/01/52	249,341	250,919

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
5.500% due 05/01/44	$334,705	$346,496
6.000% due 11/01/35 - 02/01/49	206,062	216,918

		3,836,895

Freddie Mac - 0.2%

2.500% due 01/01/52	51,556	44,011
3.000% due 05/01/31	147,486	141,601
4.000% due 02/01/50	84,656	80,578
4.500% due 09/01/37	50,720	50,486
5.000% due 12/01/41	43,145	43,215
7.000% due 03/01/39	19,814	20,580
7.500% due 06/01/38	19,906	20,718

		401,189

Government National Mortgage Association - 1.4%

due 01/20/53 #	600,000	613,916
3.000% due 09/20/47 - 11/20/47	358,659	324,247
3.500% due 07/20/52 - 10/20/52	499,791	459,701
4.000% due 10/20/50 - 10/20/52	374,229	355,042
4.500% due 10/20/52	443,071	430,297
5.000% due 01/20/48 - 12/20/48	287,692	288,888
5.500% due 09/15/45 - 11/20/52	336,648	343,449

		2,815,540

Total Mortgage-Backed Securities (Cost $27,709,890)		26,283,295

ASSET-BACKED SECURITIES - 11.0%

AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26	115,000	105,890
0.970% due 02/18/26	85,000	83,227
1.060% due 08/18/26	260,000	244,332
1.210% due 12/18/26	65,000	58,205
1.290% due 06/18/27	140,000	124,270
1.590% due 10/20/25	165,000	159,702
1.800% due 12/18/25	160,000	151,034
Amur Equipment Finance Receivables LLC
2.800% due 03/20/25 ~	330,000	328,227
5.300% due 06/21/28 ~	245,000	242,508
Applebee’s Funding LLC 4.194% due 06/05/49 ~	257,400	253,728
Arbor Realty Commercial Real Estate Notes Ltd (Cayman)
5.388% (USD LIBOR + 1.070%) due 08/15/34 ~ §	150,000	143,182
5.668% (USD LIBOR + 1.350%) due 11/15/36 ~ §	110,000	106,085
ARI Fleet Lease Trust 2.060% due 11/15/28 ~	190,000	189,133
Avis Budget Rental Car Funding AESOP LLC
3.330% due 03/20/24 ~	130,000	129,609
4.950% due 03/20/25 ~	100,000	97,479
Blackbird Capital Aircraft Lease Securitization Ltd (Cayman) 2.487% due 12/16/41 ~	59,948	54,673
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	156,810	147,434
BSPRT Issuer Ltd 5.307% (SOFR + 1.500%) due 02/15/37 ~ §	185,000	179,440

	Principal Amount	Value
Capital One Prime Auto Receivables Trust 3.690% due 12/15/27	$400,000	$386,035
CarMax Auto Owner Trust
0.850% due 06/15/26	277,000	252,907
2.340% due 11/17/25	105,000	101,045
4.980% due 02/15/28	195,000	189,890
Cedar Funding XIV CLO Ltd (Cayman) 5.179% (USD LIBOR + 1.100%) due 07/15/33 ~ §	255,000	250,538
CIFC Funding Ltd (Cayman) 5.129% (USD LIBOR + 1.050%) due 07/15/33 ~ §	290,000	284,962
5.375% (USD LIBOR + 1.050%) due 04/24/30 ~ §	496,098	490,933
Dryden 86 CLO Ltd (Cayman) 5.179% (USD LIBOR + 1.100%) due 07/17/34 ~ §	250,000	243,027
Elara HGV Timeshare Issuer LLC
2.690% due 03/25/30 ~	19,143	18,333
2.730% due 04/25/28 ~	54,616	54,140
Exeter Automobile Receivables Trust
0.690% due 01/15/26	207,813	204,538
3.020% due 06/15/28	165,000	149,205
3.850% due 07/17/28	130,000	124,039
5.980% due 12/15/28	230,000	218,294
6.510% due 12/15/27	445,000	447,499
FirstKey Homes Trust 2.241% due 08/17/37 ~	505,000	449,958
Ford Credit Auto Lease Trust 4.180% due 10/15/25	190,000	184,180
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~	115,000	99,519
2.040% due 12/15/26	185,000	177,029
GM Financial Automobile Leasing Trust
2.560% due 07/22/24	95,000	94,822
4.330% due 05/20/26	1,135,000	1,108,507
5.130% due 08/20/26	615,000	601,193
GM Financial Consumer Automobile Receivables Trust 1.050% due 05/18/26	85,000	78,198
GMF Floorplan Owner Revolving Trust
1.030% due 08/15/25 ~	205,000	198,597
1.480% due 08/15/25 ~	270,000	261,487
Hilton Grand Vacations Trust
2.660% due 12/26/28 ~	28,965	28,517
2.960% due 12/26/28 ~	12,069	11,793
Hpefs Equipment Trust 6.130% due 08/20/29 ~	210,000	210,986
Hyundai Auto Lease Securitization Trust 4.480% due 08/17/26 ~	330,000	325,915
Hyundai Auto Receivables Trust 1.600% due 12/15/26	150,000	142,289
John Deere Owner Trust 3.800% due 05/15/29	200,000	194,236
JPMorgan Chase Bank NA
0.875% due 09/25/28 ~	352,141	340,478
0.889% due 12/26/28 ~	685,331	655,160
0.969% due 12/26/28 ~	137,928	131,518

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Madison Park Funding Ltd (Cayman)
5.149% (USD LIBOR + 1.070%) due 07/15/33 ~ §	$250,000	$244,764
5.233% (USD LIBOR + 0.990%) due 04/20/32 ~ §	470,000	458,065
MF1 Ltd 5.419% (USD LIBOR + 1.080%) due 10/16/36 ~ §	110,000	105,337
MVW LLC 2.730% due 10/20/37 ~	40,573	37,330
MVW Owner Trust
2.420% due 12/20/34 ~	109,698	107,234
2.890% due 11/20/36 ~	114,825	108,299
Navient Private Education Loan Trust 2.460% due 11/15/68 ~	148,941	136,136
Navient Private Education Refi Loan Trust
0.940% due 07/15/69 ~	91,413	77,295
1.170% due 09/16/69 ~	32,722	29,039
1.220% due 07/15/69 ~	114,035	101,311
2.230% due 07/15/70 ~	195,414	169,826
2.400% due 10/15/68 ~	49,467	45,327
2.640% due 05/15/68 ~	159,900	150,612
OCP CLO Ltd (Cayman)
5.363% (USD LIBOR + 1.120%) due 07/20/29 ~ §	389,313	385,763
5.629% (USD LIBOR + 1.550%) due 07/15/30 ~ §	250,000	242,461
Octane Receivables Trust
1.210% due 09/20/28 ~	54,247	51,595
4.900% due 05/22/28 ~	100,000	96,352
5.110% due 02/22/28 ~	493,914	488,158
Palmer Square CLO Ltd (Cayman) 5.686% (USD LIBOR + 1.080%) due 11/15/31 ~ §	250,000	245,901
Progress Residential Trust
2.078% due 06/17/37 ~	484,402	445,373
3.077% due 06/17/37 ~	250,000	229,476
4.451% due 07/20/39 ~	245,000	231,636
Santander Bank Auto Credit-Linked Notes Series
5.587% due 08/16/32 ~	329,847	328,844
5.916% due 08/16/32 ~	213,697	212,511
Santander Bank NA 1.833% due 12/15/31 ~	131,449	126,469
Santander Drive Auto Receivables Trust
1.010% due 01/15/26	78,390	77,608
1.640% due 11/16/26	475,000	455,532
1.670% due 10/15/27	70,000	64,522
2.560% due 04/17/28	200,000	191,184
3.760% due 07/16/29	185,000	176,921
4.740% due 10/16/28	340,000	328,958
4.960% due 11/15/28	460,000	445,279
5.000% due 11/15/29	655,000	627,510
Santander Retail Auto Lease Trust
1.140% due 03/20/26 ~	255,000	240,606
2.520% due 11/20/24 ~	465,000	459,132
3.850% due 03/22/27 ~	30,000	28,906
Sierra Timeshare Receivables Funding LLC
1.340% due 11/20/37 ~	38,283	35,045
3.510% due 07/20/37 ~	38,925	36,741

	Principal Amount	Value
SMB Private Education Loan Trust
1.290% due 07/15/53 ~	$63,754	$56,295
3.600% due 01/15/37 ~	67,950	65,092
5.818% (USD LIBOR + 1.500%) due 04/15/32 ~ §	95,546	95,191
Symphony CLO XXIII Ltd (Cayman) 5.099% (USD LIBOR + 1.020%) due 01/15/34 ~ §	250,000	244,957
Symphony Static CLO I Ltd (Cayman) 5.808% (USD LIBOR + 1.450%) due 10/25/29 ~ §	250,000	242,466
Synchrony Credit Card Master Note Trust 3.870% due 05/15/26	150,000	148,779
Toyota Auto Receivables Owner Trust 3.770% due 02/15/28	190,000	183,894
Tricon American Homes Trust
3.198% due 03/17/38 ~	200,000	180,039
3.473% due 01/17/36 ~	765,000	741,286
World Omni Auto Receivables Trust
1.640% due 08/17/26	120,000	114,063
3.680% due 09/15/28	350,000	338,038
World Omni Select Auto Trust
0.840% due 06/15/26	280,000	271,057
1.250% due 10/15/26	140,000	131,814

Total Asset-Backed Securities (Cost $23,005,330)		22,343,954

U.S. TREASURY OBLIGATIONS - 30.2%

U.S. Treasury Notes - 30.2%

0.375% due 08/15/24	250,000	233,594
1.750% due 03/15/25	1,595,000	1,507,400
2.750% due 05/15/25	3,130,000	3,018,738
3.000% due 06/30/24	13,150,000	12,836,660
3.250% due 08/31/24	935,000	915,606
4.000% due 12/15/25	1,035,000	1,028,531
4.375% due 10/31/24	29,500,000	29,418,184
4.500% due 11/30/24	7,180,000	7,180,841
4.500% due 11/15/25	5,145,000	5,176,754

Total U.S. Treasury Obligations (Cost $61,970,922)		61,316,308

FOREIGN GOVERNMENT BONDS & NOTES - 0.2%

Korea Hydro & Nuclear Power Co Ltd (South Korea) 4.250% due 07/27/27 ~	490,000	472,140

Total Foreign Government Bonds & Notes (Cost $486,849)		472,140

MUNICIPAL BONDS - 0.1%

Golden State Tobacco Securitization Corp 1.711% due 06/01/24	100,000	95,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Long Island Power Authority 0.764% due 03/01/23	$75,000	$74,518

Total Municipal Bonds (Cost $175,000)		169,718

TOTAL INVESTMENTS - 99.2% (Cost $206,640,017)		201,452,263

DERIVATIVES - 0.0%		24,590

OTHER ASSETS & LIABILITIES, NET - 0.8%		1,635,863

NET ASSETS - 100.0%		$203,112,716

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of December 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	03/23	126	$25,823,706	$25,839,844	$16,138

Short Futures Outstanding
U.S. Treasury 5-Year Notes	03/23	9	971,214	971,367	(153)
U.S. Treasury 10-Year Notes	03/23	22	2,477,203	2,470,531	6,672
U.S. Treasury Ultra 10-Year Notes	03/23	13	1,539,872	1,537,656	2,216
U.S. Treasury Ultra Long Bonds	03/23	1	134,030	134,313	(283)

					8,452

Total Futures Contracts					$24,590

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$90,866,848	$—	$90,866,848	$—
	Mortgage-Backed Securities	26,283,295	—	26,283,295	—
	Asset-Backed Securities	22,343,954	—	22,343,954	—
	U.S. Treasury Obligations	61,316,308	—	61,316,308	—
	Foreign Government Bonds & Notes	472,140	—	472,140	—
	Municipal Bonds	169,718	—	169,718	—
	Derivatives:
	Interest Rate Contracts
	Futures	25,026	25,026	—	—

	Total Assets	201,477,289	25,026	201,452,263	—

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(436)	(436)	—	—

	Total Liabilities	(436)	(436)	—	—

	Total	$201,476,853	$24,590	$201,452,263	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 30.8%

Azerbaijan - 1.2%

SOCAR Turkey Enerji AS via Steas Funding 1 DAC 7.230% due 03/17/26 ~	$130,000	$127,237
Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	237,000	243,706

		370,943

Brazil - 1.9%

CSN Inova Ventures 6.750% due 01/28/28 ~	200,000	191,215
MC Brazil Downstream Trading SARL 7.250% due 06/30/31 ~	300,000	248,037
Rede D’or Finance SARL 4.500% due 01/22/30 ~	164,000	142,434

		581,686

China - 3.7%

Country Garden Holdings Co Ltd
2.700% due 07/12/26 ~	200,000	114,504
4.200% due 02/06/26 ~	400,000	245,728
Powerlong Real Estate Holdings Ltd 6.950% due 07/23/23 ~	200,000	69,390
Prosus NV 3.257% due 01/19/27 ~	425,000	380,517
Tencent Holdings Ltd 3.925% due 01/19/38 ~	400,000	319,431

		1,129,570

Czech Republic - 0.9%

Energo-Pro AS 8.500% due 02/04/27 ~	300,000	275,242

Ghana - 1.4%

Kosmos Energy Ltd
7.125% due 04/04/26 ~	300,000	256,224
7.500% due 03/01/28 ~	225,000	180,941

		437,165

Hong Kong - 1.5%

Melco Resorts Finance Ltd
5.625% due 07/17/27 ~	325,000	279,253
5.750% due 07/21/28 ~	200,000	167,544

		446,797

India - 0.7%

Adani Electricity Mumbai Ltd 3.949% due 02/12/30 ~	275,000	210,685

Israel - 4.6%

Bank Hapoalim BM 3.255% (UST + 2.155%) due 01/21/32 ~	425,000	367,515
Energean Israel Finance Ltd 5.375% due 03/30/28 ~	350,000	315,000
Leviathan Bond Ltd
5.750% due 06/30/23 ~	150,000	149,868

	Principal Amount	Value
6.125% due 06/30/25 ~	$250,000	$245,156
6.500% due 06/30/27 ~	325,000	316,387

		1,393,926

Malaysia - 1.6%

1MDB Global Investments Ltd 4.400% due 03/09/23 ~	500,000	489,539

Mexico - 4.5%

Banco Mercantil del Norte SA 5.875% (UST + 4.643%) due 01/24/27 ~	250,000	223,386
Cemex SAB de CV 5.125% (UST + 4.534%) due 06/08/26 ~	200,000	185,057
Comision Federal de Electricidad 5.000% due 09/29/36 ~	224,400	193,655
Petroleos Mexicanos
5.350% due 02/12/28	275,000	232,041
5.950% due 01/28/31	100,000	75,913
6.500% due 01/23/29	50,000	42,914
6.625% due 06/15/35	75,000	54,584
6.700% due 02/16/32	200,000	157,440
6.750% due 09/21/47	275,000	176,078
6.840% due 01/23/30	25,000	20,720

		1,361,788

Nigeria - 0.9%

IHS Holding Ltd 5.625% due 11/29/26 ~	325,000	271,050

Oman - 0.7%

Lamar Funding Ltd 3.958% due 05/07/25 ~	225,000	213,852

South Africa - 3.2%

Sasol Financing USA LLC
4.375% due 09/18/26	225,000	199,462
5.500% due 03/18/31	350,000	285,434
Stillwater Mining Co
4.000% due 11/16/26 ~	325,000	287,412
4.500% due 11/16/29 ~	250,000	201,624

		973,932

Supranational - 0.9%

Africa Finance Corp 2.875% due 04/28/28 ~	300,000	259,425

Ukraine - 0.2%

NPC Ukrenergo 6.875% due 11/09/28 ~	275,000	49,851

United Arab Emirates - 1.6%

Galaxy Pipeline Assets Bidco Ltd 2.160% due 03/31/34 ~	554,796	473,425

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
United Kingdom - 1.2%

Standard Chartered PLC 7.750% (UST + 4.976%) due 08/15/27 ~	$375,000	$371,548

Venezuela - 0.1%

Petroleos de Venezuela SA
5.375% due 04/12/27 * ~ Y	113,000	5,509
9.000% * ~ Y	239,354	11,668
9.750% due 05/17/35 * ~ Y	306,278	15,697
12.750% * ~ Y	117,000	5,705

		38,579

Total Corporate Bonds & Notes (Cost $10,662,541)		9,349,003

CONVERTIBLE CORPORATE BONDS & NOTES - 1.3%

United Arab Emirates - 1.3%

Abu Dhabi National Oil Co 0.700% due 06/04/24 ~	400,000	378,400

Total Convertible Corporate Bonds & Notes (Cost $382,041)		378,400

FOREIGN GOVERNMENT BONDS & NOTES - 55.8%

Angola - 1.8%

Angolan Government International 8.750% due 04/14/32 ~	625,000	542,750

Argentina - 0.2%

Argentine Republic Government International 3.500% due 07/09/41 §	250,000	71,147

Bahamas - 0.8%

Bahamas Government International 6.000% due 11/21/28 ~	300,000	231,782

Brazil - 5.0%

Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/27	BRL 8,700,000	1,525,525

Colombia - 2.3%

Colombia Government International
3.000% due 01/30/30	$700,000	537,487
4.500% due 03/15/29	200,000	173,510

		710,997

Czech Republic - 2.6%

Czech Republic Government
1.000% due 06/26/26 ~	CZK 7,700,000	295,384
1.250% due 02/14/25	6,200,000	251,853
2.400% due 09/17/25 ~	6,200,000	254,830

		802,067

	Principal Amount	Value
Dominican Republic - 1.9%

Dominican Republic International
4.500% due 01/30/30 ~	$150,000	$128,194
4.875% due 09/23/32 ~	250,000	208,453
6.000% due 02/22/33 ~	275,000	249,096

		585,743

Ecuador - 1.5%

Ecuador Government International 2.500% due 07/31/35 ~ §	950,000	441,900

El Salvador - 1.4%

El Salvador Government International
6.375% due 01/18/27 ~	350,000	156,625
7.625% due 09/21/34 ~	108,000	43,200
7.625% due 02/01/41 ~	300,000	118,897
7.650% due 06/15/35 ~	125,000	50,936
8.625% due 02/28/29 ~	150,000	67,050

		436,708

Indonesia - 3.8%

Indonesia Treasury
6.125% due 05/15/28	IDR 8,300,000,000	522,448
6.375% due 08/15/28	9,700,000,000	617,485

		1,139,933

Iraq - 2.4%

Iraq International 5.800% due 01/15/28 ~	$790,625	730,777

Ivory Coast - 2.9%

Ivory Coast Government International
4.875% due 01/30/32 ~	EUR 900,000	764,067
5.875% due 10/17/31 ~	125,000	112,603

		876,670

Mexico - 7.0%

Mexican Bonos
7.750% due 11/23/34	MXN 29,800,000	1,382,776
7.750% due 11/13/42	4,800,000	215,176
Mexico Government International
4.350% due 01/15/47	$200,000	151,026
4.875% due 05/19/33	400,000	367,977

		2,116,955

Oman - 2.2%

Oman Government International
6.500% due 03/08/47 ~	200,000	182,954
6.750% due 01/17/48 ~	525,000	493,511

		676,465

Poland - 2.3%

Republic of Poland Government
2.500% due 07/25/26	PLN 1,500,000	295,491
7.263% due 07/25/24	2,000,000	413,115

		708,606

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Romania - 2.7%

Romania Government
4.850% due 07/25/29	RON 1,000,000	$182,467
5.000% due 02/12/29	825,000	154,538
Romanian Government International
1.375% due 12/02/29 ~	EUR 100,000	78,122
2.000% due 04/14/33 ~	425,000	292,731
3.624% due 05/26/30 ~	125,000	109,845

		817,703

Saudi Arabia - 2.2%

Saudi Government International 4.500% due 10/26/46 ~	$750,000	667,500

Senegal - 0.3%

Senegal Government International
4.750% due 03/13/28 ~	EUR 100,000	92,674

South Africa - 6.9%

Republic of South Africa Government
8.875% due 02/28/35	ZAR 27,324,000	1,356,129
Republic of South Africa Government International
5.000% due 10/12/46	$350,000	246,645
5.375% due 07/24/44	200,000	151,505
5.750% due 09/30/49	200,000	147,767
7.300% due 04/20/52	225,000	194,861

		2,096,907

Sri Lanka - 1.4%

Sri Lanka Government International
6.200% due 05/11/27 * ~ Y	200,000	63,816
6.350% due 06/28/24 * ~ Y	200,000	63,750
6.825% due 07/18/26 * ~ Y	200,000	64,051
6.850% due 11/03/25 * ~ Y	675,000	217,750

		409,367

Tunisia - 2.3%

Tunisian Republic
5.625% due 02/17/24 ~	EUR 100,000	84,366
5.750% due 01/30/25 ~	$200,000	139,299
6.375% due 07/15/26 ~	EUR 675,000	458,108

		681,773

Ukraine - 1.1%

State Agency of Roads of Ukraine 6.250% due 06/24/30 ~	$700,000	125,083
Ukraine Government International
6.876% due 05/21/31 ~	300,000	57,760
6.876% due 08/01/41 ~ §	75,000	21,776
7.750% due 09/01/26 ~	125,000	26,883
7.750% due 09/01/27 ~	200,000	43,125
7.750% due 09/01/28 ~	250,000	54,062

		328,689

Venezuela - 0.5%

Venezuela Government International
7.750% * ~ Y	85,000	6,800
8.250% due 10/13/24 * ~ Y	166,100	14,534

	Principal Amount	Value
9.000% due 05/07/23 * ~ Y	$73,000	$6,387
9.250% due 09/15/27 * Y	252,000	23,940
9.250% due 05/07/28 * ~ Y	121,000	10,890
11.750% due 10/21/26 * ~ Y	768,700	71,105
12.750% * ~ Y	211,000	17,407

		151,063

Zambia - 0.3%

Zambia Government International 8.500% due 04/14/24 * ~ Y	200,000	91,848

Total Foreign Government Bonds & Notes (Cost $19,127,968)		16,935,549

	Shares
SHORT-TERM INVESTMENT - 7.5%

Money Market Fund - 7.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	2,272,558	2,272,558

Total Short-Term Investment (Cost $2,272,558)		2,272,558

TOTAL INVESTMENTS - 95.4% (Cost $32,445,108)		28,935,510

DERIVATIVES - (0.2%)		(73,700)

OTHER ASSETS & LIABILITIES, NET - 4.8%		1,473,875

NET ASSETS - 100.0%		$30,335,685

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $690,857 or 2.3% of the Fund’s net assets were in default as of December 31, 2022.

(b)	Open futures contracts outstanding as of December 31, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	03/23	17	$2,186,547	$2,130,844	($55,703)

Short Futures Outstanding
Euro-BTP	03/23	4	502,978	466,374	36,604

Total Futures Contracts					($19,099)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of December 31, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CNH	200,000	USD	28,713	01/23	HSB	$235	$—
COP	1,500,000,000	USD	309,484	01/23	CIT	—	(1,741)
CZK	7,025,000	USD	307,546	01/23	JPM	2,762	—
EUR	50,000	USD	53,288	01/23	HSB	286	—
KRW	1,005,000,000	USD	767,246	01/23	JPM	30,873	—
MYR	1,400,000	USD	316,527	01/23	GSC	3,756	—
PEN	600,000	USD	155,408	01/23	CIT	2,133	—
PLN	1,350,000	USD	304,960	01/23	JPM	2,426	—
THB	33,000,000	USD	949,869	01/23	CIT	5,791	—
USD	450,420	BRL	2,400,000	01/23	CIT	—	(1,618)
USD	303,391	CLP	270,000,000	01/23	JPM	—	(14,100)
USD	1,982,881	CNH	13,800,000	01/23	CIT	—	(14,490)
USD	2,098,977	EUR	1,987,310	01/23	CIT	—	(30,433)
USD	19,427	KRW	25,000,000	01/23	CIT	—	(426)
USD	63,544	KRW	80,000,000	01/23	CIT	12	—
USD	155,320	PEN	600,000	01/23	JPM	—	(2,221)
USD	43,231	THB	1,500,000	01/23	JPM	—	(209)
USD	150,078	ZAR	2,600,000	01/23	CIT	—	(2,549)

Total Forward Foreign Currency Contracts						$48,274	($67,787)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

(d)	Swap agreements outstanding as of December 31, 2022 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Implied Credit Spread at 12/31/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Egypt Government	Q	1.000%	12/20/27	ICE	8.709%	$375,000	$100,870	$93,872	$6,998
Turkey Government	Q	1.000%	12/20/27	ICE	5.068%	2,000,000	318,373	471,499	(153,126)

							$419,243	$565,371	($146,128)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 12/31/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Turkey Government	Q	1.000%	12/20/27	ICE	5.068%	$625,000	($99,492)	($159,448)	$59,956

Total Credit Default Swaps							$319,751	$405,923	($86,172)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.770%	1-Day BZD-OIS	Z / Z	LCH	01/02/25	BRL 27,320,410	($103,718)	($96,318)	($7,400)
4.421%	6-Month CZK-PRIBOR	A / S	LCH	03/15/28	CZK 22,000,000	(27,330)	(19,170)	(8,160)
8.763%	28-Day MXN TIIE	L / L	LCH	12/08/32	MXN 6,700,000	139	—	139

						($130,909)	($115,488)	($15,421)

Interest Rate Swaps - Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.372%	1-Day CLP-OIS	S / S	LCH	11/29/24	CLP 3,050,000,000	$28,641	$1,889	$26,752
4.421%	6-Month CZK-PRIBOR	A / S	LCH	03/15/28	CZK 32,000,000	39,753	—	39,753

						$68,394	$1,889	$66,505

Total Interest Rate Swaps						($62,515)	($113,599)	$51,084

Total Swap Agreements						$257,236	$292,324	($35,088)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$9,349,003	$—	$9,349,003	$—
	Convertible Corporate Bonds & Notes	378,400	—	378,400	—
	Foreign Government Bonds & Notes	16,935,549	—	16,935,549	—
	Short-Term Investment	2,272,558	2,272,558	—	—
	Derivatives:
	Credit Contracts
	Swaps	66,954	—	66,954	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	48,274	—	48,274	—
	Interest Rate Contracts
	Futures	36,604	36,604	—	—
	Swaps	66,644	—	66,644	—

	Total Interest Rate Contracts	103,248	36,604	66,644	—

	Total Assets - Derivatives	218,476	36,604	181,872	—

	Total Assets	29,153,986	2,309,162	26,844,824	—

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(153,126)	—	(153,126)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(67,787)	—	(67,787)	—
	Interest Rate Contracts
	Futures	(55,703)	(55,703)	—	—
	Swaps	(15,560)	—	(15,560)	—

	Total Interest Rate Contracts	(71,263)	(55,703)	(15,560)

	Total Liabilities - Derivatives	(292,176)	(55,703)	(236,473)

	Total Liabilities	(292,176)	(55,703)	(236,473)

	Total	$28,861,810	$2,253,459	$26,608,351	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Basic Materials - 3.5%

Air Products and Chemicals Inc	3,256	$1,003,695
Linde PLC (United Kingdom)	973	317,373
The Sherwin-Williams Co	4,867	1,155,085

		2,476,153

Communications - 11.9%

Alphabet Inc ‘A’ *	38,748	3,418,736
Alphabet Inc ‘C’ *	12,526	1,111,432
Amazon.com Inc *	41,766	3,508,344
Match Group Inc *	5,486	227,614

		8,266,126

Consumer, Cyclical - 4.7%

Chipotle Mexican Grill Inc *	270	374,622
Dollar Tree Inc *	2,474	349,923
Hilton Worldwide Holdings Inc	6,036	762,709
Lululemon Athletica Inc *	1,346	431,231
LVMH Moet Hennessy Louis Vuitton SE (France)	1,004	730,604
O’Reilly Automotive Inc *	732	617,830

		3,266,919

Consumer, Non-Cyclical - 24.1%

Abbott Laboratories	12,375	1,358,651
Becton Dickinson and Co	2,320	589,976
Block Inc *	2,956	185,755
Boston Scientific Corp *	30,182	1,396,521
Colgate-Palmolive Co	10,069	793,337
CoStar Group Inc *	10,865	839,647
Danaher Corp	5,957	1,581,107
Equifax Inc	2,332	453,248
Gartner Inc *	1,689	567,740
ICON PLC *	2,872	557,886
Regeneron Pharmaceuticals Inc *	824	594,508
STERIS PLC	1,678	309,910
The Estee Lauder Cos Inc ‘A’	4,218	1,046,528
Thermo Fisher Scientific Inc	2,947	1,622,883
TransUnion	5,738	325,632
UnitedHealth Group Inc	2,916	1,546,005
Verisk Analytics Inc	6,505	1,147,612
Vertex Pharmaceuticals Inc *	4,012	1,158,585
Zoetis Inc	4,678	685,561

		16,761,092

Energy - 1.7%

Enphase Energy Inc *	554	146,788
EOG Resources Inc	3,638	471,194
Hess Corp	3,920	555,934

		1,173,916

Financial - 13.2%

American Express Co	1,188	175,527
American Tower Corp REIT	3,996	846,593
Aon PLC ‘A’	3,928	1,178,950
Arthur J Gallagher & Co	1,845	347,856
CME Group Inc	3,079	517,765
Mastercard Inc ‘A’	7,951	2,764,801

	Shares	Value
The Charles Schwab Corp	12,367	$1,029,676
Visa Inc ‘A’	11,037	2,293,047

		9,154,215

Industrial - 7.0%

Agilent Technologies Inc	1,765	264,132
AMETEK Inc	6,479	905,246
Amphenol Corp ‘A’	3,195	243,267
Canadian Pacific Railway Ltd (Canada)	8,649	645,129
Eaton Corp PLC	1,821	285,806
Johnson Controls International PLC	12,989	831,296
Martin Marietta Materials Inc	605	204,472
Rockwell Automation Inc	827	213,010
Vulcan Materials Co	7,179	1,257,115

		4,849,473

Technology - 31.6%

Accenture PLC ‘A’	752	200,664
Adobe Inc *	4,606	1,550,057
Apple Inc	26,430	3,434,050
Applied Materials Inc	2,140	208,393
ASML Holding NV (Netherlands)	1,300	710,320
Autodesk Inc *	891	166,501
Black Knight Inc *	2,916	180,063
Cadence Design Systems Inc *	3,423	549,871
Electronic Arts Inc	5,429	663,315
Intuit Inc	4,015	1,562,718
Lam Research Corp	1,225	514,867
Microsoft Corp	34,642	8,307,844
MSCI Inc	3,010	1,400,162
NVIDIA Corp	8,813	1,287,932
ServiceNow Inc *	1,510	586,288
Synopsys Inc *	851	271,716
Take-Two Interactive Software Inc *	2,545	265,011
Veeva Systems Inc ‘A’ *	432	69,716

		21,929,488

Total Common Stocks (Cost $29,898,298)		67,877,382

SHORT-TERM INVESTMENT - 2.4%

Money Market Fund - 2.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	1,651,187	1,651,187

Total Short-Term Investment (Cost $1,651,187)		1,651,187

TOTAL INVESTMENTS - 100.1% (Cost $31,549,485)		69,528,569

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(96,142)

NET ASSETS - 100.0%		$69,432,427

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$2,476,153	$2,476,153	$—	$—
	Communications	8,266,126	8,266,126	—	—
	Consumer, Cyclical	3,266,919	2,536,315	730,604	—
	Consumer, Non-Cyclical	16,761,092	16,761,092	—	—
	Energy	1,173,916	1,173,916	—	—
	Financial	9,154,215	9,154,215	—	—
	Industrial	4,849,473	4,849,473	—	—
	Technology	21,929,488	21,929,488	—	—

	Total Common Stocks	67,877,382	67,146,778	730,604	—

	Short-Term Investment	1,651,187	1,651,187	—	—

	Total	$69,528,569	$68,797,965	$730,604	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Basic Materials - 3.9%

Air Products and Chemicals Inc	12,774	$3,937,713
PPG Industries Inc	19,515	2,453,816

		6,391,529

Communications - 12.2%

Alphabet Inc ‘A’ *	28,216	2,489,498
Charter Communications Inc ‘A’ *	8,779	2,976,959
Cisco Systems Inc	80,963	3,857,077
Comcast Corp ‘A’	67,872	2,373,484
DISH Network Corp ‘A’ *	113,589	1,594,789
Meta Platforms Inc ‘A’ *	21,868	2,631,595
Motorola Solutions Inc	16,979	4,375,658

		20,299,060

Consumer, Cyclical - 1.7%

The Home Depot Inc	8,970	2,833,264

Consumer, Non-Cyclical - 15.4%

Amgen Inc	8,344	2,191,468
Becton Dickinson and Co	11,433	2,907,412
Elevance Health Inc	8,522	4,371,531
Haleon PLC ADR (United Kingdom) *	326,700	2,613,600
Johnson & Johnson	19,849	3,506,326
Merck & Co Inc	19,658	2,181,055
PepsiCo Inc	14,526	2,624,267
UnitedHealth Group Inc	9,618	5,099,271

		25,494,930

Energy - 10.3%

Chevron Corp	27,587	4,951,590
ConocoPhillips	70,562	8,326,316
Enterprise Products Partners LP	155,372	3,747,573

		17,025,479

Financial - 24.3%

American Express Co	31,734	4,688,699
American Tower Corp REIT	12,686	2,687,656
Bank of America Corp	177,331	5,873,203
Berkshire Hathaway Inc ‘B’ *	9,312	2,876,477
JPMorgan Chase & Co	46,432	6,226,531
Marsh & McLennan Cos Inc	15,415	2,550,874
The Bank of New York Mellon Corp	43,760	1,991,955
The Charles Schwab Corp	38,658	3,218,665
The Progressive Corp	20,512	2,660,612
The Travelers Cos Inc	13,531	2,536,927
US Bancorp	33,288	1,451,690
Visa Inc ‘A’	16,473	3,422,430

		40,185,719

Industrial - 21.0%

Deere & Co	16,735	7,175,299
Honeywell International Inc	10,510	2,252,293
Illinois Tool Works Inc	11,484	2,529,925
Martin Marietta Materials Inc	5,991	2,024,778
Northrop Grumman Corp	6,894	3,761,435
Otis Worldwide Corp	24,910	1,950,702
Raytheon Technologies Corp	53,386	5,387,715

	Shares	Value
TE Connectivity Ltd (Switzerland)	38,258	$4,392,018
United Parcel Service Inc ‘B’	17,589	3,057,672
Vertiv Holdings Co	165,875	2,265,853

		34,797,690

Technology - 4.1%

Apple Inc	5,116	664,722
Intel Corp	59,843	1,581,650
Microsoft Corp	6,322	1,516,142
Oracle Corp	23,931	1,956,120
QUALCOMM Inc	9,869	1,084,998

		6,803,632

Utilities - 6.2%

Edison International	45,624	2,902,599
Sempra Energy	47,783	7,384,385

		10,286,984

Total Common Stocks (Cost $90,202,990)		164,118,287

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	1,494,088	1,494,088

Total Short-Term Investment (Cost $1,494,088)		1,494,088

TOTAL INVESTMENTS - 100.0% (Cost $91,697,078)		165,612,375

OTHER ASSETS & LIABILITIES, NET - 0.0%		23,386

NET ASSETS - 100.0%		$165,635,761

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$164,118,287	$164,118,287	$—	$—
	Short-Term Investment	1,494,088	1,494,088	—	—

	Total	$165,612,375	$165,612,375	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Optinose Inc Exercise @ $2.57 Exp 11/23/27 *	5,653	$—

Total Warrants (Cost $57)		—

COMMON STOCKS - 98.9%

Basic Materials - 5.8%

Axalta Coating Systems Ltd *	14,085	358,745
Element Solutions Inc	21,489	390,885
Ingevity Corp *	5,154	363,048

		1,112,678

Communications - 2.2%

Open Lending Corp ‘A’ *	9,483	64,010
Q2 Holdings Inc *	7,357	197,682
Vivid Seats Inc ‘A’ *	22,272	162,586

		424,278

Consumer, Cyclical - 16.2%

Brunswick Corp	4,064	292,933
Five Below Inc *	1,419	250,979
Funko Inc ‘A’ *	8,064	87,978
Genius Sports Ltd (United Kingdom) *	24,317	86,812
JetBlue Airways Corp *	14,837	96,144
Leslie’s Inc *	8,215	100,305
Manchester United PLC ‘A’ (United Kingdom)	19,800	461,934
Methode Electronics Inc	5,498	243,946
Ollie’s Bargain Outlet Holdings Inc *	6,604	309,331
On Holding AG ‘A’ (Switzerland) *	8,347	143,235
Penn Entertainment Inc *	10,347	307,306
Petco Health & Wellness Co Inc *	17,828	169,009
Skechers USA Inc ‘A’ *	8,631	362,071
Visteon Corp *	1,716	224,504

		3,136,487

Consumer, Non-Cyclical - 24.9%

Abcam PLC ADR (United Kingdom) *	13,282	206,668
Adaptive Biotechnologies Corp *	6,328	48,346
Allovir Inc *	5,191	26,630
Annexon Inc *	5,054	26,129
BioAtla Inc *	3,303	27,250
Bioxcel Therapeutics Inc *	2,782	59,757
Boyd Group Services Inc (Canada)	1,477	228,161
Bright Horizons Family Solutions Inc *	2,878	181,602
Bruker Corp	4,241	289,872
Certara Inc *	16,067	258,197
Collegium Pharmaceutical Inc *	5,154	119,573
Envista Holdings Corp *	9,555	321,717
European Wax Center Inc ‘A’	12,541	156,135
Harmony Biosciences Holdings Inc *	1,981	109,153
HealthEquity Inc *	2,560	157,798
Immunocore Holdings PLC ADR (United Kingdom) *	2,236	127,609
Lyell Immunopharma Inc *	6,562	22,770
Maravai LifeSciences Holdings Inc ‘A’ *	6,344	90,783
MaxCyte Inc *	11,661	63,669
Neurocrine Biosciences Inc *	1,076	128,517

	Shares	Value
Nuvei Corp (Canada) * ~	6,096	$154,899
Oatly Group AB ADR *	19,500	33,930
Optinose Inc *	17,769	32,873
Oxford Nanopore Technologies PLC (United Kingdom) *	19,852	58,472
Paylocity Holding Corp *	461	89,554
Payoneer Global Inc *	28,601	156,447
Prelude Therapeutics Inc *	3,188	19,256
PROCEPT BioRobotics Corp *	2,169	90,100
Remitly Global Inc *	24,107	276,025
Ritchie Bros Auctioneers Inc (Canada)	5,880	340,040
Sabre Corp *	29,762	183,929
Sana Biotechnology Inc *	5,080	20,066
Silk Road Medical Inc *	2,311	122,136
SpringWorks Therapeutics Inc *	2,767	71,970
Syneos Health Inc *	7,697	282,326
The Duckhorn Portfolio Inc *	14,122	234,002

		4,816,361

Energy - 5.9%

ChampionX Corp	18,348	531,909
Magnolia Oil & Gas Corp ‘A’	14,073	330,012
Matador Resources Co	4,977	284,883

		1,146,804

Financial - 10.8%

First Interstate BancSystem Inc ‘A’	4,886	188,844
Focus Financial Partners Inc ‘A’ *	5,908	220,191
GCM Grosvenor Inc ‘A’	18,411	140,108
Hamilton Lane Inc ‘A’	4,488	286,693
Pacific Premier Bancorp Inc	4,559	143,882
Prosperity Bancshares Inc	2,774	201,614
STAG Industrial Inc REIT	9,163	296,057
Umpqua Holdings Corp	10,335	184,480
United Community Banks Inc	4,295	145,171
WisdomTree Inc	52,690	287,160

		2,094,200

Industrial - 14.2%

Advanced Energy Industries Inc	1,929	165,470
AeroVironment Inc *	1,238	106,047
Cactus Inc ‘A’	5,803	291,659
CryoPort Inc *	7,187	124,694
Gerresheimer AG (Germany)	3,684	246,443
GFL Environmental Inc (Canada)	14,954	437,105
Knight-Swift Transportation Holdings Inc	5,130	268,863
Kratos Defense & Security Solutions Inc *	5,994	61,858
Littelfuse Inc	575	126,615
Saia Inc *	638	133,776
Sensata Technologies Holding PLC	9,384	378,926
The AZEK Co Inc *	15,446	313,863
Trex Co Inc *	1,936	81,951

		2,737,270

Technology - 18.9%

ACV Auctions Inc ‘A’ *	24,988	205,152
Alkami Technology Inc *	15,070	219,871
CACI International Inc ‘A’ *	686	206,205
Corsair Gaming Inc *	5,035	68,325
Definitive Healthcare Corp *	11,524	126,649
DoubleVerify Holdings Inc *	7,017	154,093
ExlService Holdings Inc *	2,347	397,652

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value
Five9 Inc *	3,150	$213,759
Keywords Studios PLC (Ireland)	7,822	256,690
Kinaxis Inc (Canada) *	868	97,384
nCino Inc *	3,496	92,434
Outset Medical Inc *	4,227	109,141
Paycor HCM Inc *	6,685	163,582
Procore Technologies Inc *	4,175	196,977
Rapid7 Inc *	5,388	183,084
TaskUS Inc ‘A’ (Philippines) *	12,319	208,191
Thoughtworks Holding Inc *	30,410	309,878
WNS Holdings Ltd ADR (India) *	5,427	434,106

		3,643,173

Total Common Stocks (Cost $21,355,612)		19,111,251

SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	271,141	271,141

Total Short-Term Investment (Cost $271,141)		271,141

TOTAL INVESTMENTS - 100.3% (Cost $21,626,810)		19,382,392

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(54,348)

NET ASSETS - 100.0%		$19,328,044

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$1,112,678	$1,112,678	$—	$—
	Communications	424,278	424,278	—	—
	Consumer, Cyclical	3,136,487	3,136,487	—	—
	Consumer, Non-Cyclical	4,816,361	4,757,889	58,472	—
	Energy	1,146,804	1,146,804	—	—
	Financial	2,094,200	2,094,200	—	—
	Industrial	2,737,270	2,490,827	246,443	—
	Technology	3,643,173	3,386,483	256,690	—
	Total Common Stocks	19,111,251	18,549,646	561,605	—
	Short-Term Investment	271,141	271,141	—	—
	Total	$19,382,392	$18,820,787	$561,605	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Basic Materials - 4.5%

AdvanSix Inc	9,920	$377,158
ATI Inc *	16,310	487,017
Haynes International Inc	4,540	207,433
HB Fuller Co	4,890	350,222
Innospec Inc	1,970	202,634

		1,624,464

Communications - 2.6%

A10 Networks Inc	22,246	369,951
Casa Systems Inc *	54,862	149,773
Criteo SA ADR (France) *	16,271	424,022

		943,746

Consumer, Cyclical - 19.1%

Alaska Air Group Inc *	8,996	386,288
Blue Bird Corp *	20,763	222,372
Citi Trends Inc *	10,948	289,903
Dana Inc	22,626	342,331
Dine Brands Global Inc	6,342	409,693
Genesco Inc *	7,571	348,417
H&E Equipment Services Inc	8,425	382,495
Hilton Grand Vacations Inc *	9,988	384,938
IMAX Corp *	21,500	315,190
KB Home	14,650	466,603
Papa John’s International Inc	4,634	381,425
REV Group Inc	36,160	456,339
Sally Beauty Holdings Inc *	42,132	527,493
Six Flags Entertainment Corp *	15,950	370,837
Taylor Morrison Home Corp *	19,875	603,206
The Goodyear Tire & Rubber Co *	43,680	443,352
The Shyft Group Inc	22,437	557,784

		6,888,666

Consumer, Non-Cyclical - 11.6%

Acadia Healthcare Co Inc *	6,267	515,900
Adtalem Global Education Inc *	11,160	396,180
Envista Holdings Corp *	10,020	337,373
Herc Holdings Inc	4,125	542,726
Integra LifeSciences Holdings Corp *	10,220	573,035
Korn Ferry	6,964	352,518
Nomad Foods Ltd (United Kingdom) *	30,971	533,940
Pediatrix Medical Group Inc *	22,622	336,163
Syneos Health Inc *	6,060	222,281
The Hain Celestial Group Inc *	21,699	351,090

		4,161,206

Energy - 4.2%

Helmerich & Payne Inc	11,502	570,154
HF Sinclair Corp	7,549	391,718
Magnolia Oil & Gas Corp ‘A’	24,104	565,239

		1,527,111

Financial - 34.3%

1st Source Corp	8,054	427,587
Associated Banc-Corp	26,212	605,235
Bank of Marin Bancorp	6,929	227,826
BankUnited Inc	15,458	525,108

	Shares	Value
Berkshire Hills Bancorp Inc	18,290	$546,871
Broadstone Net Lease Inc REIT	24,440	396,172
Carter Bankshares Inc *	17,523	290,707
Cousins Properties Inc REIT	8,686	219,669
First BanCorp	40,444	514,448
HarborOne Bancorp Inc	31,145	432,915
Heritage Financial Corp	18,536	567,943
Independence Realty Trust Inc REIT	27,816	468,978
Independent Bank Group Inc	5,839	350,807
Moelis & Co ‘A’	11,180	428,977
National Storage Affiliates Trust REIT	7,573	273,537
NETSTREIT Corp REIT	21,166	387,973
Pacific Premier Bancorp Inc	15,735	496,597
Physicians Realty Trust REIT	27,991	405,030
Premier Financial Corp	16,220	437,453
Sandy Spring Bancorp Inc	8,593	302,731
Selective Insurance Group Inc	6,825	604,763
STAG Industrial Inc REIT	12,962	418,802
Stifel Financial Corp	3,315	193,497
Synovus Financial Corp	10,300	386,765
Texas Capital Bancshares Inc *	9,191	554,309
The Hanover Insurance Group Inc	3,310	447,280
TriCo Bancshares	10,293	524,840
Umpqua Holdings Corp	16,240	289,884
Webster Financial Corp	3,303	156,364
WSFS Financial Corp	10,545	478,110

		12,361,178

Industrial - 16.4%

ArcBest Corp	6,924	484,957
Arcosa Inc	8,314	451,783
Belden Inc	4,900	352,310
Cactus Inc ‘A’	7,257	364,737
Dycom Industries Inc *	5,390	504,504
Fluor Corp *	10,840	375,714
Great Lakes Dredge & Dock Corp *	37,324	222,078
Heritage-Crystal Clean Inc *	5,987	194,458
Ichor Holdings Ltd *	16,810	450,844
Masonite International Corp *	6,147	495,510
O-I Glass Inc *	25,480	422,203
Spirit AeroSystems Holdings Inc ‘A’	13,260	392,496
Star Bulk Carriers Corp (Greece)	18,416	354,140
Terex Corp	7,402	316,213
TTM Technologies Inc *	33,426	504,064

		5,886,011

Technology - 4.3%

ACI Worldwide Inc *	15,531	357,213
CommVault Systems Inc *	6,879	432,276
Kulicke & Soffa Industries Inc (Singapore)	7,180	317,787
MagnaChip Semiconductor Corp (South Korea) *	36,841	345,937
Unisys Corp *	17,310	88,454

		1,541,667

Utilities - 2.3%

IDACORP Inc	5,320	573,762

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value
Southwest Gas Holdings Inc	4,280	$264,846

		838,608

Total Common Stocks (Cost $29,224,565)		35,772,657

SHORT-TERM INVESTMENT - 0.2%

Money Market Fund - 0.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	63,328	63,328

Total Short-Term Investment (Cost $63,328)		63,328

TOTAL INVESTMENTS - 99.5% (Cost $29,287,893)		35,835,985

OTHER ASSETS & LIABILITIES, NET - 0.5%		187,308

NET ASSETS - 100.0%		$36,023,293

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$35,772,657	$35,772,657	$—	$—
	Short-Term Investment	63,328	63,328	—	—

	Total	$35,835,985	$35,835,985	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Switzerland - 0.0%

Cie Financiere Richemont SA Exercise @ CHF 67.00 Exp 11/22/23 *	30,788	$25,638

Total Warrants (Cost $0)		25,638

PREFERRED STOCKS - 1.3%

Brazil - 1.3%

Banco Bradesco SA	189,959	541,856

Total Preferred Stocks (Cost $628,883)		541,856

COMMON STOCKS - 96.5%

Australia - 0.5%

Glencore PLC	32,308	215,451

Belgium - 0.6%

Anheuser-Busch InBev SA	4,083	245,923

Brazil - 6.1%

Ambev SA	261,200	713,904
Lojas Renner SA	65,188	252,658
NU Holdings Ltd ‘A’ *	84,812	345,185
Vale SA ADR	64,481	1,094,243
WEG SA	17,343	125,985

		2,531,975

Chile - 0.4%

Antofagasta PLC	6,571	122,665
Banco Santander Chile	1,128,831	45,180

		167,845

China - 27.1%

BeiGene Ltd ADR *	3,662	805,420
Brii Biosciences Ltd *	64,000	60,138
H World Group Ltd	3,500	14,922
H World Group Ltd ADR	45,811	1,943,303
Meituan ‘B’ * ~	29,300	649,166
MicroTech Medical Hangzhou Co Ltd ‘H’ * ~	13,000	16,191
NetEase Inc ADR	14,788	1,074,052
New Horizon Health Ltd * ~	22,500	50,509
Silergy Corp	15,000	211,874
Tencent Holdings Ltd	18,681	792,081
Wuxi Biologics Cayman Inc * ~	84,500	639,996
Yum China Holdings Inc	50,964	2,785,183
Zai Lab Ltd ADR *	11,870	364,409
ZTO Express Cayman Inc	4,313	116,842
ZTO Express Cayman Inc ADR	63,934	1,717,907

		11,241,993

France - 5.4%

Kering SA	151	76,848

	Shares	Value
L’Oreal SA	86	$30,796
Pernod Ricard SA	9,309	1,831,292
TotalEnergies SE	4,600	288,757

		2,227,693

Hong Kong - 2.3%

AIA Group Ltd	74,200	819,420
Hang Lung Properties Ltd	10,000	19,480
Hong Kong Exchanges & Clearing Ltd	1,400	60,158
Hongkong Land Holdings Ltd	9,600	44,168

		943,226

India - 21.0%

Housing Development Finance Corp Ltd	107,061	3,403,572
Infosys Ltd	41,913	764,129
Kotak Mahindra Bank Ltd	94,605	2,081,433
Oberoi Realty Ltd	26,004	272,031
Tata Consultancy Services Ltd	50,049	1,968,283
Zee Entertainment Enterprises Ltd	78,151	225,793

		8,715,241

Indonesia - 0.7%

P.T. Bank Central Asia Tbk	524,400	287,549

Italy - 2.0%

Ermenegildo Zegna NV	8,149	85,320
PRADA SPA	129,500	726,988

		812,308

Japan - 0.1%

Daiichi Sankyo Co Ltd	1,400	45,061

Mexico - 7.5%

America Movil SAB de CV ‘L’ ADR	29,854	543,343
Fomento Economico Mexicano SAB de CV	3,302	25,816
Grupo Mexico SAB de CV ‘B’	494,640	1,743,862
Wal-Mart de Mexico SAB de CV	223,252	789,141

		3,102,162

Peru - 0.8%

Credicorp Ltd	2,579	349,867

Philippines - 1.8%

SM Investments Corp	45,747	741,918

Russia - 0.0%

Novatek PJSC GDR * ± Ω	10,301	—
Polyus PJSC * ± Ω	3,943	—
Polyus PJSC GDR * ~ ± Ω	3,202	—
Sberbank of Russia PJSC * ± Ω	14,210	—
TCS Group Holding PLC GDR * ± Ω	4,352	—
Yandex NV ‘A’ * ± Ω	36,879	—

		—

South Africa - 1.1%

FirstRand Ltd	122,879	446,430

South Korea - 7.4%

Coupang Inc *	796	11,709

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value
LG Chem Ltd	2,497	$1,192,391
LG H&H Co Ltd	249	143,317
Samsung Biologics Co Ltd * ~	1,280	832,276
Samsung Electronics Co Ltd	19,893	873,168

		3,052,861

Switzerland - 2.8%

Cie Financiere Richemont SA ‘A’	9,140	1,185,092

Taiwan - 8.8%

MediaTek Inc	32,000	647,006
Taiwan Semiconductor Manufacturing Co Ltd	206,995	3,006,284

		3,653,290

United Kingdom - 0.1%

AstraZeneca PLC ADR	724	49,087

Total Common Stocks (Cost $28,093,674)		40,014,972

SHORT-TERM INVESTMENT - 0.8%

Money Market Fund - 0.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	318,053	318,053

Total Short-Term Investment (Cost $318,053)		318,053

TOTAL INVESTMENTS - 98.6% (Cost $29,040,610)		40,900,519

OTHER ASSETS & LIABILITIES, NET - 1.4%		567,453

NET ASSETS - 100.0%		$41,467,972

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$25,638	$25,638	$—	$—
	Preferred Stocks	541,856	—	541,856	—
	Common Stocks
	Australia	215,451	—	215,451	—
	Belgium	245,923	—	245,923	—
	Brazil	2,531,975	1,439,428	1,092,547	—
	Chile	167,845	45,180	122,665	—
	China	11,241,993	8,690,274	2,551,719	—
	France	2,227,693	—	2,227,693	—
	Hong Kong	943,226	—	943,226	—
	India	8,715,241	—	8,715,241	—
	Indonesia	287,549	—	287,549	—
	Italy	812,308	85,320	726,988	—
	Japan	45,061	—	45,061	—
	Mexico	3,102,162	3,102,162	—	—
	Peru	349,867	349,867	—	—
	Philippines	741,918	—	741,918	—
	South Africa	446,430	—	446,430	—
	South Korea	3,052,861	11,709	3,041,152	—
	Switzerland	1,185,092	—	1,185,092	—
	Taiwan	3,653,290	—	3,653,290	—
	United Kingdom	49,087	49,087	—	—

	Total Common Stocks	40,014,972	13,773,027	26,241,945	—

	Short-Term Investment	318,053	318,053	—	—

	Total	$40,900,519	$14,116,718	$26,783,801	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF INTERNATIONAL GROWTH FUND

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Australia - 0.8%

Brambles Ltd	18,600	$152,531

Canada - 8.6%

Barrick Gold Corp	7,430	127,647
CAE Inc *	7,655	148,068
Canadian Pacific Railway Ltd	6,913	515,412
Loblaw Cos Ltd	2,168	191,693
Suncor Energy Inc	10,250	325,139
Thomson Reuters Corp	2,612	297,969

		1,605,928

China - 0.3%

Zai Lab Ltd *	20,900	64,691

Denmark - 4.1%

Novo Nordisk AS ‘B’	5,620	763,284

France - 11.7%

Airbus SE	2,039	242,442
BNP Paribas SA	7,192	409,507
Dassault Systemes SE	2,470	88,820
EssilorLuxottica SA	1,884	340,878
L’Oreal SA	844	302,235
LVMH Moet Hennessy Louis Vuitton SE	763	555,230
Teleperformance	1,068	255,322

		2,194,434

Germany - 4.4%

adidas AG	758	102,729
Deutsche Boerse AG	1,745	300,472
Deutsche Telekom AG	21,590	429,567

		832,768

Hong Kong - 4.3%

AIA Group Ltd	53,048	585,830
Hong Kong Exchanges & Clearing Ltd	5,170	222,156

		807,986

Ireland - 1.4%

CRH PLC	6,553	260,614

Israel - 1.0%

Nice Ltd ADR *	1,010	194,223

Italy - 1.9%

Intesa Sanpaolo SPA	161,707	358,248

Japan - 11.8%

Daiichi Sankyo Co Ltd	8,900	286,462
Hoya Corp	1,950	186,768
Keyence Corp	1,160	450,364
Olympus Corp	22,089	389,597
Recruit Holdings Co Ltd	9,300	291,108
Shiseido Co Ltd	5,740	281,339

	Shares	Value
Sony Group Corp	4,340	$330,802

		2,216,440

Netherlands - 4.0%

Adyen NV * ~	166	230,449
Argenx SE *	449	168,557
ASML Holding NV	653	356,050

		755,056

Portugal - 2.5%

EDP - Energias de Portugal SA	94,473	470,930

Spain - 5.4%

Amadeus IT Group SA *	5,257	272,721
Cellnex Telecom SA ~	2,537	84,156
Iberdrola SA	26,900	314,017
Industria de Diseno Textil SA	12,798	339,928

		1,010,822

Sweden - 3.2%

Atlas Copco AB ‘A’	25,702	304,527
Sandvik AB	16,760	302,880

		607,407

Switzerland - 4.3%

Alcon Inc	2,832	194,329
Givaudan SA	60	183,774
Straumann Holding AG	900	103,204
TE Connectivity Ltd	2,820	323,736

		805,043

United Kingdom - 14.3%

3i Group PLC	10,341	166,773
Ashtead Group PLC	1,307	74,244
Compass Group PLC	13,828	319,317
Diageo PLC	12,522	548,111
Dr. Martens PLC	22,459	50,970
Linde PLC	1,390	453,086
London Stock Exchange Group PLC	5,582	479,612
RELX PLC	10,110	279,522
Rentokil Initial PLC	49,758	305,701

		2,677,336

United States - 13.5%

Accenture PLC ‘A’	1,048	279,648
Aflac Inc	1,560	112,226
Computershare Ltd	7,890	138,991
Haleon PLC *	80,215	317,380
ICON PLC *	1,394	270,784
Nestle SA	7,668	885,726
Roche Holding AG	1,123	352,889
SolarEdge Technologies Inc *	613	173,645

		2,531,289

Total Common Stocks (Cost $17,183,562)		18,309,030

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF INTERNATIONAL GROWTH FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	243,919	$243,919

Total Short-Term Investment (Cost $243,919)		243,919

TOTAL INVESTMENTS - 98.8% (Cost $17,427,481)		18,552,949

OTHER ASSETS & LIABILITIES, NET - 1.2%		223,270

NET ASSETS - 100.0%		$18,776,219

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$152,531	$—	$152,531	$—
	Canada	1,605,928	1,605,928	—	—
	China	64,691	—	64,691	—
	Denmark	763,284	—	763,284	—
	France	2,194,434	—	2,194,434	—
	Germany	832,768	—	832,768	—
	Hong Kong	807,986	—	807,986	—
	Ireland	260,614	—	260,614	—
	Israel	194,223	194,223	—	—
	Italy	358,248	—	358,248	—
	Japan	2,216,440	—	2,216,440	—
	Netherlands	755,056	—	755,056	—
	Portugal	470,930	—	470,930	—
	Spain	1,010,822	—	1,010,822	—
	Sweden	607,407	—	607,407	—
	Switzerland	805,043	323,736	481,307	—
	United Kingdom	2,677,336	—	2,677,336	—
	United States	2,531,289	836,303	1,694,986	—

	Total Common Stocks	18,309,030	2,960,190	15,348,840	—

	Short-Term Investment	243,919	243,919	—	—

	Total	$18,552,949	$3,204,109	$15,348,840	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%

Australia - 4.2%

EBOS Group Ltd	4,208	$116,997
GUD Holdings Ltd	19,355	99,229
Imdex Ltd	63,653	95,817
Inghams Group Ltd	111,031	215,264
Nanosonics Ltd *	25,908	75,295
Servcorp Ltd	34,476	75,818
SomnoMed Ltd *	21,500	18,225

		696,645

Austria - 2.0%

Mayr Melnhof Karton AG	1,070	172,860
Strabag SE	1,000	41,854
Wienerberger AG	5,030	121,243

		335,957

Belgium - 1.5%

Econocom Group SA	33,070	100,878
Fagron	10,450	148,680

		249,558

Brazil - 1.2%

Hypera SA	14,674	125,826
YDUQS Participacoes SA	38,659	74,063

		199,889

Canada - 2.3%

CCL Industries Inc ‘B’	2,020	86,290
ECN Capital Corp	11,500	23,611
Open Text Corp	4,350	128,894
Parkland Corp	1,920	42,129
The North West Co Inc	3,650	95,887

		376,811

China - 4.5%

Best Pacific International Holdings Ltd	201,870	30,259
Far East Horizon Ltd	199,933	155,732
Precision Tsugami China Corp Ltd	76,178	70,215
Qingdao Port International Co Ltd ‘H’ ~	223,771	108,156
Shenzhen YUTO Packaging Technology Co Ltd ‘A’	31,420	149,388
TravelSky Technology Ltd ‘H’	88,910	186,858
Xingda International Holdings Ltd	227,980	45,764

		746,372

Denmark - 0.7%

Spar Nord Bank AS	7,440	113,930

Finland - 1.6%

Huhtamaki Oyj	3,770	129,149
Nanoform Finland PLC *	8,100	27,746
Rovio Entertainment Oyj ~	18,160	118,297

		275,192

France - 4.6%

Altarea SCA REIT	1,060	143,004
Antin Infrastructure Partners SA	3,740	81,271
ARGAN SA REIT	970	78,722
Elior Group SA * ~	30,790	109,055

	Shares	Value
Lectra	2,300	$86,715
Maisons du Monde SA ~	9,700	121,926
Thermador Groupe	1,550	143,019

		763,712

Germany - 5.8%

DWS Group GmbH & Co KGaA ~	2,340	75,513
JOST Werke AG ~	2,420	136,039
Norma Group SE	4,200	75,888
Rheinmetall AG	620	123,427
Stabilus SE	1,540	103,180
Synlab AG	6,520	78,879
Takkt AG	7,230	104,427
Talanx AG	5,910	278,608

		975,961

Greece - 0.9%

Mytilineos SA	7,060	153,383

Hong Kong - 1.5%

ASMPT Ltd	18,838	133,791
Sino Land Co Ltd	64,329	80,237
WH Group Ltd ~	72,140	42,075

		256,103

Hungary - 1.2%

Richter Gedeon Nyrt	9,095	201,959

Indonesia - 0.8%

P.T. Avia Avian Tbk	1,411,194	57,109
P.T. Selamat Sempurna Tbk	854,090	84,216

		141,325

Ireland - 2.1%

AerCap Holdings NV *	1,437	83,806
Dalata Hotel Group PLC *	27,700	95,970
Irish Residential Properties REIT PLC à	99,800	118,089
Mincon Group PLC	53,200	58,087

		355,952

Italy - 1.5%

Banca Generali SPA	4,160	142,799
Recordati Industria Chimica e Farmaceutica SPA	2,410	100,179

		242,978

Japan - 19.0%

Amano Corp	5,800	106,544
ASKUL Corp	8,500	110,339
Capcom Co Ltd	2,400	76,609
Dexerials Corp	4,100	78,774
Dip Corp	3,200	91,515
GMO internet group Inc	7,900	147,571
Inaba Denki Sangyo Co Ltd	4,800	98,214
Isuzu Motors Ltd	8,400	97,380
Kamigumi Co Ltd	4,800	97,719
Lixil Corp	6,000	90,457
Maruwa Co Ltd	900	106,434
Meitec Corp	6,000	108,840
MINEBEA MITSUMI Inc	6,700	99,268
Mitani Corp	6,100	60,191

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value
NOF Corp	2,300	$91,686
NSD Co Ltd	5,700	98,508
PALTAC Corp	5,000	175,120
Park24 Co Ltd *	2,500	42,763
Persol Holdings Co Ltd	7,300	155,269
Renesas Electronics Corp *	21,900	193,558
Roland Corp	4,300	113,662
S Foods Inc	7,200	162,088
San-Ai Obbli Co Ltd	17,400	165,003
Ship Healthcare Holdings Inc	9,200	187,097
SUMCO Corp	7,800	103,339
TIS Inc	3,900	102,499
TKC Corp	1,400	38,241
Tsuruha Holdings Inc	2,300	178,400

		3,177,088

Mexico - 2.6%

Bolsa Mexicana de Valores SAB de CV	76,698	148,503
Gruma SAB de CV ‘B’	11,668	155,873
Grupo Comercial Chedraui SA de CV	29,010	123,594

		427,970

Netherlands - 1.3%

Acomo NV	5,890	119,920
Arcadis NV	2,600	102,364

		222,284

Norway - 1.1%

Europris ASA ~	25,540	178,912

Peru - 0.5%

Intercorp Financial Services Inc	3,733	87,726

Philippines - 1.7%

Century Pacific Food Inc	363,397	168,241
Robinsons Land Corp	463,053	124,499

		292,740

Singapore - 2.2%

HRnetgroup Ltd	155,335	90,962
Mapletree Industrial Trust REIT	64,101	106,221
The Hour Glass Ltd	82,569	125,649
Wing Tai Holdings Ltd	44,460	49,754

		372,586

South Korea - 1.9%

Hyundai Marine & Fire Insurance Co Ltd	3,104	72,316
Soulbrain Co Ltd	1,000	173,787
Vitzrocell Co Ltd *	7,200	72,743

		318,846

Spain - 4.3%

Cia de Distribucion Integral Logista Holdings SA	9,000	226,949
CIE Automotive SA	4,930	126,835
Grupo Catalana Occidente SA	5,710	180,420
Indra Sistemas SA	5,300	60,415
Prosegur Cia de Seguridad SA	32,980	62,557
Viscofan SA	970	62,476

		719,652

	Shares	Value
Sweden - 1.4%

Granges AB	13,020	$106,633
Hexpol AB	9,640	102,858
Nordnet AB publ	2,100	30,410

		239,901

Taiwan - 3.4%

International Games System Co Ltd	14,810	208,476
Sporton International Inc	16,939	115,441
Test Research Inc	40,916	84,516
Tripod Technology Corp	24,091	73,506
Yageo Corp	5,985	87,229

		569,168

Thailand - 0.7%

Star Petroleum Refining PCL	374,963	115,590

United Kingdom - 14.2%

Ashtead Technology Holdings PLC *	41,900	159,563
B&M European Value Retail SA	24,225	120,248
Bodycote PLC	10,970	75,396
Grainger PLC	50,675	154,384
Harbour Energy PLC	21,180	78,160
Hiscox Ltd	13,100	172,716
Informa PLC	16,930	126,294
J D Wetherspoon PLC *	18,228	97,381
JET2 PLC	8,530	98,306
John Wood Group PLC *	68,004	110,208
Lancashire Holdings Ltd	27,497	216,203
LSL Property Services PLC	32,835	99,240
On the Beach Group PLC * ~	53,840	102,013
Pets at Home Group PLC	21,800	74,743
Premier Foods PLC	67,330	88,399
Rathbones Group PLC	2,430	59,783
Sabre Insurance Group PLC ~	65,379	84,098
Savills PLC	8,934	88,982
Tate & Lyle PLC	21,366	183,047
Vistry Group PLC	9,008	67,848
WH Smith PLC *	7,352	130,759

		2,387,771

United States - 5.2%

Adient PLC *	3,180	110,314
Adtalem Global Education Inc *	3,480	123,540
Antero Resources Corp *	3,925	121,636
GCC SAB de CV	19,543	130,166
GrafTech International Ltd	15,182	72,266
Impro Precision Industries Ltd ~	123,179	34,934
Ovintiv Inc	2,510	127,282
RHI Magnesita NV	5,700	153,518

		873,656

Total Common Stocks (Cost $17,330,724)		16,069,617

EXCHANGE-TRADED FUND - 2.1%

iShares MSCI India *	8,610	359,382

Total Exchange-Traded Fund (Cost $384,847)		359,382

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 0.0%

Money Market Fund - 0.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	665	$665

Total Short-Term Investment (Cost $665)		665

TOTAL INVESTMENTS - 98.0% (Cost $17,716,236)		16,429,664

OTHER ASSETS & LIABILITIES, NET - 2.0%		328,957

NET ASSETS - 100.0%		$16,758,621

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Restricted securities as of December 31, 2022 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Irish Residential Properties REIT PLC (Acq 10/29/21)	$161,066	$118,089	0.7%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$696,645	$94,043	$602,602	$—
	Austria	335,957	41,854	294,103	—
	Belgium	249,558	—	249,558	—
	Brazil	199,889	—	199,889	—
	Canada	376,811	376,811	—	—
	China	746,372	30,259	716,113	—
	Denmark	113,930	—	113,930	—
	Finland	275,192	27,746	247,446	—
	France	763,712	81,271	682,441	—
	Germany	975,961	—	975,961	—
	Greece	153,383	—	153,383	—
	Hong Kong	256,103	—	256,103	—
	Hungary	201,959	—	201,959	—
	Indonesia	141,325	141,325	—	—
	Ireland	355,952	141,893	214,059	—
	Italy	242,978	—	242,978	—
	Japan	3,177,088	—	3,177,088	—
	Mexico	427,970	427,970	—	—
	Netherlands	222,284	119,920	102,364	—
	Norway	178,912	—	178,912	—
	Peru	87,726	87,726	—	—
	Philippines	292,740	168,241	124,499	—
	Singapore	372,586	—	372,586	—
	South Korea	318,846	—	318,846	—
	Spain	719,652	—	719,652	—
	Sweden	239,901	—	239,901	—
	Taiwan	569,168	—	569,168	—
	Thailand	115,590	—	115,590	—
	United Kingdom	2,387,771	795,606	1,592,165	—
	United States	873,656	685,204	188,452	—

	Total Common Stocks	16,069,617	3,219,869	12,849,748	—

	Exchange-Traded Fund	359,382	359,382	—	—
	Short-Term Investment	665	665	—	—

	Total Assets	16,429,664	3,579,916	12,849,748	—

Liabilities	Due to Custodian	(61,288)	—	(61,288)	—

	Total Liabilities	(61,288)	—	(61,288)	—

	Total	$16,368,376	$3,579,916	$12,788,460	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.7%

Germany - 0.7%

Henkel AG & Co KGaA	5,431	$376,438

Total Preferred Stocks (Cost $378,962)		376,438

COMMON STOCKS - 96.9%

Argentina - 0.2%

YPF SA ADR *	8,514	78,244

Austria - 1.3%

ams-OSRAM AG *	20,615	151,038
Erste Group Bank AG	15,170	485,368

		636,406

Belgium - 0.9%

Ageas SA	8,595	381,376
Proximus SADP	7,925	76,515

		457,891

Brazil - 2.4%

Atacadao SA	31,705	88,851
Banco Bradesco SA ADR	121,887	351,035
Cia de Saneamento Basico do Estado de Sao Paulo	25,212	271,428
Telefonica Brasil SA	41,541	300,072
Ultrapar Participacoes SA	76,308	181,176

		1,192,562

Burkina Faso - 0.4%

Endeavour Mining PLC	9,775	209,217

Canada - 1.8%

ARC Resources Ltd	16,149	217,666
Barrick Gold Corp	25,820	442,601
Cameco Corp	8,447	191,494
Kinross Gold Corp	18,168	74,307

		926,068

China - 1.1%

Baidu Inc ‘A’ *	21,094	300,816
Dongfeng Motor Group Co Ltd ‘H’	482,850	275,891

		576,707

Finland - 1.6%

Nokia OYJ	105,560	490,400
Wartsila OYJ Abp	40,190	338,885

		829,285

France - 12.7%

AXA SA	29,177	812,741
BNP Paribas SA	10,910	621,207
Carrefour SA	26,406	441,666
Cie de Saint-Gobain	13,813	675,744
Dassault Aviation SA	1,540	261,173
Engie SA	54,678	782,228

	Shares	Value
Orange SA	41,677	$413,524
Renault SA *	11,258	375,664
Rexel SA	7,178	141,970
Societe Generale SA	20,190	506,439
TotalEnergies SE	21,667	1,360,107

		6,392,463

Germany - 4.7%

CECONOMY AG	26,880	53,241
Continental AG	4,369	260,456
Daimler Truck Holding AG *	19,259	592,055
Fresenius SE & Co KGaA	18,198	508,305
HeidelbergCement AG	10,422	590,563
Mercedes-Benz Group AG	5,646	369,220

		2,373,840

Hong Kong - 1.3%

CK Asset Holdings Ltd	70,973	435,290
WH Group Ltd ~	387,593	226,059

		661,349

India - 0.9%

Canara Bank	74,822	300,656
Oil & Natural Gas Corp Ltd	83,822	149,210

		449,866

Indonesia - 0.6%

P.T. Bank Mandiri Persero Tbk	486,155	310,018

Ireland - 1.4%

AIB Group PLC	82,069	315,014
Bank of Ireland Group PLC	40,738	388,206

		703,220

Italy - 4.7%

Assicurazioni Generali SPA	25,396	451,605
BPER Banca	118,900	243,766
Eni SPA	61,288	871,483
UniCredit SPA	58,093	824,314

		2,391,168

Japan - 25.3%

Alfresa Holdings Corp	14,044	178,517
Alps Alpine Co Ltd	17,700	159,987
Amada Co Ltd	9,470	73,746
Benesse Holdings Inc	1,149	17,469
Dai-ichi Life Holdings Inc	25,811	582,899
DeNA Co Ltd	13,397	179,150
Eisai Co Ltd	2,848	187,832
Fuji Media Holdings Inc	8,595	69,911
Hakuhodo DY Holdings Inc	11,290	113,307
Hino Motors Ltd *	50,113	190,414
Honda Motor Co Ltd	29,938	682,856
Inpex Corp	32,508	349,312
Isuzu Motors Ltd	34,108	395,410
Japan Airlines Co Ltd *	14,438	294,068
JGC Holdings Corp	18,992	240,742
Kirin Holdings Co Ltd	21,552	328,484
Makita Corp	16,901	393,712
Mitsubishi Estate Co Ltd	31,892	413,116
Mitsubishi UFJ Financial Group Inc	113,273	760,449

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value
MS&AD Insurance Group Holdings Inc	16,344	$522,515
Nikon Corp	21,394	189,181
Nippon Television Holdings Inc	16,529	130,383
Nissan Motor Co Ltd	98,918	309,556
Nomura Holdings Inc	38,695	143,383
Ono Pharmaceutical Co Ltd	18,729	437,764
Resona Holdings Inc	113,598	623,928
Stanley Electric Co Ltd	14,583	275,819
Subaru Corp	23,042	348,858
Sumitomo Electric Industries Ltd	36,343	410,620
Sumitomo Heavy Industries Ltd	10,909	217,791
Sumitomo Mitsui Financial Group Inc	12,183	490,152
Sumitomo Mitsui Trust Holdings Inc	14,187	495,063
Sumitomo Rubber Industries Ltd	20,927	181,868
T&D Holdings Inc	53,118	760,371
Taiheiyo Cement Corp	10,791	167,822
Takeda Pharmaceutical Co Ltd	14,644	457,577
THK Co Ltd	14,464	273,488
Tsuruha Holdings Inc	3,802	294,903
Yamato Holdings Co Ltd	27,094	429,338

		12,771,761

Luxembourg - 0.4%

RTL Group SA	5,180	218,159

Malaysia - 0.5%

CIMB Group Holdings Bhd	206,730	272,050

Netherlands - 6.7%

ABN AMRO Bank NV ~	48,089	665,935
ING Groep NV	46,691	568,751
Koninklijke Philips NV	31,355	471,806
PostNL NV	18,914	34,488
Shell PLC	57,213	1,612,881

		3,353,861

Norway - 0.2%

Norsk Hydro ASA	10,272	76,756

Russia - 0.1%

Gazprom PJSC ADR * ± Ω	11,628	—
LUKOIL PJSC ADR * ± Ω	1,019	—
Mobile TeleSystems PJSC ADR * ± Ω	13,793	—
Sberbank of Russia PJSC ADR * ± Ω	9,967	—
VEON Ltd ADR *	63,844	31,284

		31,284

South Africa - 1.4%

Anglo American PLC	12,491	489,146
MTN Group Ltd	9,216	68,832
Old Mutual Ltd	278,413	170,802

		728,780

South Korea - 4.8%

Coway Co Ltd	5,710	253,523
Hankook Tire & Technology Co Ltd	6,604	163,078
Hyundai Mobis Co Ltd	2,243	355,781
KB Financial Group Inc	15,815	605,915
KT Corp ADR *	36,435	491,872

	Shares	Value
Shinhan Financial Group Co Ltd	19,919	$554,535

		2,424,704

Spain - 0.7%

CaixaBank SA	87,544	343,242

Sweden - 1.6%

SKF AB ‘B’	31,247	477,252
Telefonaktiebolaget LM Ericsson ‘B’	57,874	339,107

		816,359

Switzerland - 5.9%

Adecco Group AG	14,268	469,344
Novartis AG	12,164	1,100,811
The Swatch Group AG	1,815	515,860
UBS Group AG	48,810	907,194

		2,993,209

Taiwan - 1.1%

Catcher Technology Co Ltd	46,507	255,411
Hon Hai Precision Industry Co Ltd	88,507	286,872

		542,283

Thailand - 1.0%

Kasikornbank PCL	86,788	367,683
Kasikornbank PCL NVDR	26,420	112,318

		480,001

Turkey - 0.5%

Turk Telekomunikasyon AS	91,341	119,848
Turkcell Iletisim Hizmetleri AS	54,347	109,580

		229,428

United Kingdom - 8.4%

Babcock International Group PLC *	49,746	170,131
BP PLC	222,607	1,284,429
BT Group PLC	202,769	273,794
easyJet PLC *	71,080	278,821
J Sainsbury PLC	110,480	289,769
Kingfisher PLC	64,128	182,202
Land Securities Group PLC REIT	29,088	217,321
Marks & Spencer Group PLC *	37,531	55,368
Standard Chartered PLC	95,585	712,923
The British Land Co PLC REIT	42,344	201,039
WPP PLC	56,791	561,094

		4,226,891

United States - 2.3%

GSK PLC	38,260	661,257
Holcim Ltd	10,087	522,136

		1,183,393

Total Common Stocks (Cost $44,464,298)		48,880,465

EXCHANGE-TRADED FUND - 0.2%

iShares Core MSCI EAFE	1,637	100,905

Total Exchange-Traded Fund (Cost $100,900)		100,905

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	657,588	$657,588

Total Short-Term Investment (Cost $657,588)		657,588

TOTAL INVESTMENTS - 99.1% (Cost $45,601,748)		50,015,396

OTHER ASSETS & LIABILITIES, NET - 0.9%		429,518

NET ASSETS - 100.0%		$50,444,914

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$376,438	$—	$376,438	$—
	Common Stocks
	Argentina	78,244	78,244	—	—
	Austria	636,406	—	636,406	—
	Belgium	457,891	—	457,891	—
	Brazil	1,192,562	351,035	841,527	—
	Burkina Faso	209,217	209,217	—	—
	Canada	926,068	926,068	—	—
	China	576,707	—	576,707	—
	Finland	829,285	—	829,285	—
	France	6,392,463	—	6,392,463	—
	Germany	2,373,840	—	2,373,840	—
	Hong Kong	661,349	—	661,349	—
	India	449,866	—	449,866	—
	Indonesia	310,018	—	310,018	—
	Ireland	703,220	—	703,220	—
	Italy	2,391,168	—	2,391,168	—
	Japan	12,771,761	—	12,771,761	—
	Luxembourg	218,159	—	218,159	—
	Malaysia	272,050	—	272,050	—
	Netherlands	3,353,861	—	3,353,861	—
	Norway	76,756	—	76,756	—
	Russia	31,284	31,284	—	—
	South Africa	728,780	—	728,780	—
	South Korea	2,424,704	491,872	1,932,832	—
	Spain	343,242	—	343,242	—
	Sweden	816,359	—	816,359	—
	Switzerland	2,993,209	—	2,993,209	—
	Taiwan	542,283	—	542,283	—
	Thailand	480,001	—	480,001	—
	Turkey	229,428	—	229,428	—
	United Kingdom	4,226,891	—	4,226,891	—
	United States	1,183,393	—	1,183,393	—

	Total Common Stocks	48,880,465	2,087,720	46,792,745	—

	Exchange-Traded Fund	100,905	100,905	—	—
	Short-Term Investment	657,588	657,588	—	—

	Total	$50,015,396	$2,846,213	$47,169,183	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments

December 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 57.2%

Basic Materials - 0.5%

Glencore Funding LLC (Australia)
4.125% due 03/12/24 ~	$1,600,000	$1,575,095
4.625% due 04/29/24 ~	2,000,000	1,974,795
Nucor Corp
3.950% due 05/23/25	500,000	489,645

		4,039,535

Communications - 2.2%

AT&T Inc
5.915% (USD LIBOR + 1.180%) due 06/12/24 §	5,000,000	5,036,851
Charter Communications Operating LLC
6.090% (USD LIBOR + 1.650%) due 02/01/24 §	500,000	502,381
Comcast Corp 5.250% due 11/07/25	1,500,000	1,521,317
NTT Finance Corp (Japan) 0.583% due 03/01/24 ~	4,000,000	3,793,625
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	4,412,813	4,362,890
Verizon Communications Inc 0.750% due 03/22/24	2,500,000	2,372,878

		17,589,942

Consumer, Cyclical - 2.2%

Brunswick Corp 0.850% due 08/18/24	2,500,000	2,311,244
Delta Air Lines Inc 4.500% due 10/20/25 ~	3,000,000	2,928,375
Dollar General Corp 4.250% due 09/20/24	1,750,000	1,727,116
DR Horton Inc 2.500% due 10/15/24	2,000,000	1,905,797
General Motors Financial Co Inc
1.050% due 03/08/24	2,000,000	1,900,112
1.200% due 10/15/24	2,350,000	2,177,113
Hyatt Hotels Corp 1.300% due 10/01/23	2,500,000	2,430,870
Lowe’s Cos Inc 4.400% due 09/08/25	1,250,000	1,232,619
Marriott International Inc 3.600% due 04/15/24	1,000,000	980,477

		17,593,723

Consumer, Non-Cyclical - 6.1%

Baxter International Inc 1.322% due 11/29/24	4,650,000	4,332,302
Bayer US Finance II LLC (Germany)
5.779% (USD LIBOR + 1.010%) due 12/15/23 ~ §	3,200,000	3,193,523
Cintas Corp No 2 3.450% due 05/01/25	1,000,000	968,412
Coca-Cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	5,000,000	4,698,526

	Principal Amount	Value
Element Fleet Management Corp (Canada) 1.600% due 04/06/24 ~	$4,000,000	$3,791,374
Elevance Health Inc 2.375% due 01/15/25	1,200,000	1,140,040
General Mills Inc 5.089% (USD LIBOR + 1.010%) due 10/17/23 §	4,000,000	4,009,248
Global Payments Inc 1.500% due 11/15/24	750,000	696,737
Hormel Foods Corp 0.650% due 06/03/24	2,350,000	2,214,237
Humana Inc 4.500% due 04/01/25	500,000	494,374
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	1,500,000	1,370,970
Keurig Dr Pepper Inc 0.750% due 03/15/24	3,000,000	2,849,158
McKesson Corp 1.300% due 08/15/26	1,000,000	880,700
Mondelez International Holdings Netherlands BV
0.750% due 09/24/24 ~	2,000,000	1,851,702
4.250% due 09/15/25 ~	1,250,000	1,233,610
PerkinElmer Inc 0.550% due 09/15/23	2,700,000	2,616,097
Philip Morris International Inc 5.125% due 11/15/24	2,000,000	2,004,117
Royalty Pharma PLC 0.750% due 09/02/23	1,500,000	1,453,569
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	5,100,000	4,785,099
Thermo Fisher Scientific Inc 1.215% due 10/18/24	3,200,000	3,005,406
Zimmer Biomet Holdings Inc 1.450% due 11/22/24	1,750,000	1,628,172

		49,217,373

Energy - 1.0%

Enbridge Inc (Canada) 2.500% due 02/14/25	1,250,000	1,180,302
Energy Transfer LP
3.600% due 02/01/23	3,400,000	3,393,576
4.250% due 03/15/23	1,519,000	1,515,408
EQT Corp 5.678% due 10/01/25	600,000	597,903
Kinder Morgan Inc 5.625% due 11/15/23 ~	915,000	915,756
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	200,000	200,157

		7,803,102

Financial - 31.2%

AerCap Ireland Capital DAC (Ireland) 1.150% due 10/29/23	3,300,000	3,176,264
American Express Co
2.250% due 03/04/25	1,500,000	1,417,035
3.375% due 05/03/24	2,400,000	2,352,392
ANZ New Zealand Int’l Ltd (New Zealand) 2.166% due 02/18/25 ~	1,650,000	1,549,353

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Athene Global Funding 0.950% due 01/08/24 ~	$4,550,000	$4,330,994
Australia & New Zealand Banking Group Ltd (Australia) 5.088% due 12/08/25	2,800,000	2,814,402
Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	600,000	574,722
Banco Santander SA (Spain) 2.746% due 05/28/25	1,250,000	1,170,974
Bank of America Corp
1.843% due 02/04/25	7,500,000	7,193,932
3.384% due 04/02/26	3,000,000	2,867,655
3.841% due 04/25/25	3,500,000	3,418,928
Canadian Imperial Bank of Commerce (Canada) 0.450% due 06/22/23	3,000,000	2,937,808
Citigroup Inc
0.776% due 10/30/24	1,200,000	1,150,175
0.981% due 05/01/25	2,100,000	1,967,580
1.678% due 05/15/24	600,000	591,588
2.014% due 01/25/26	3,600,000	3,339,107
5.750% (USD LIBOR + 1.100%) due 05/17/24 §	2,800,000	2,804,572
Cooperatieve Rabobank UA (Netherlands) 0.375% due 01/12/24	2,000,000	1,907,768
Corebridge Financial Inc 3.500% due 04/04/25 ~	1,650,000	1,583,217
Corebridge Global Funding 0.650% due 06/17/24 ~	1,000,000	933,839
Credit Suisse AG (Switzerland)
0.495% due 02/02/24	3,000,000	2,775,466
1.000% due 05/05/23	1,750,000	1,709,648
Danske Bank AS (Denmark) 0.976% due 09/10/25 ~	3,150,000	2,877,875
F&G Global Funding 0.900% due 09/20/24 ~	2,000,000	1,828,820
GLP Capital LP REIT 3.350% due 09/01/24	1,000,000	960,060
HSBC Holdings PLC (United Kingdom)
0.732% due 08/17/24	2,650,000	2,554,222
0.976% due 05/24/25	3,500,000	3,242,399
1.162% due 11/22/24	3,600,000	3,430,080
JPMorgan Chase & Co
0.824% due 06/01/25	2,500,000	2,331,701
0.969% due 06/23/25	2,350,000	2,191,900
2.595% due 02/24/26	5,500,000	5,175,279
5.215% (USD LIBOR + 0.890%) due 07/23/24 §	700,000	701,153
MassMutual Global Funding II
0.600% due 04/12/24 ~	10,000,000	9,444,969
4.150% due 08/26/25 ~	1,650,000	1,615,707
Metropolitan Life Global Funding I
0.400% due 01/07/24 ~	2,000,000	1,907,261
4.050% due 08/25/25 ~	5,000,000	4,893,525
Mid-America Apartments LP REIT 4.300% due 10/15/23	642,000	638,434
Mitsubishi UFJ Financial Group Inc (Japan)
0.848% due 09/15/24	4,350,000	4,199,471
0.953% due 07/19/25	7,000,000	6,508,223
3.837% due 04/17/26	2,000,000	1,927,946

	Principal Amount	Value
Mizuho Financial Group Inc (Japan) 1.241% due 07/10/24	$3,000,000	$2,927,895
Morgan Stanley
0.529% due 01/25/24	4,000,000	3,973,271
0.731% due 04/05/24	3,000,000	2,957,283
0.790% due 05/30/25	2,900,000	2,697,646
5.770% (USD LIBOR + 1.220%) due 05/08/24 §	700,000	701,303
New York Life Global Funding
0.400% due 10/21/23 ~	1,650,000	1,591,287
3.600% due 08/05/25 ~	7,000,000	6,753,730
Nomura Holdings Inc (Japan) 5.099% due 07/03/25	2,000,000	1,979,897
Principal Life Global Funding II 0.750% due 08/23/24 ~	2,000,000	1,854,361
Protective Life Global Funding
0.781% due 07/05/24 ~	2,500,000	2,333,325
3.218% due 03/28/25 ~	1,250,000	1,192,173
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	2,100,000	2,096,605
Royal Bank of Canada (Canada)
0.650% due 07/29/24	7,500,000	7,005,177
0.750% due 10/07/24	12,000,000	11,165,578
1.600% due 01/21/25	4,000,000	3,738,578
Skandinaviska Enskilda Banken AB (Sweden)
0.550% due 09/01/23 ~	5,000,000	4,848,100
5.081% (USD LIBOR + 0.320%) due 09/01/23 ~ §	6,500,000	6,491,015
Societe Generale SA (France) 2.226% due 01/21/26 ~	1,900,000	1,748,840
Standard Chartered PLC (United Kingdom)
1.214% due 03/23/25 ~	2,900,000	2,738,039
3.885% due 03/15/24 ~	1,000,000	995,262
Sumitomo Mitsui Financial Group Inc (Japan)
1.402% due 09/17/26	8,000,000	6,976,790
4.879% (USD LIBOR + 0.800%) due 10/16/23 §	7,500,000	7,509,343
The Bank of Nova Scotia (Canada)
0.650% due 07/31/24	7,500,000	6,996,455
1.450% due 01/10/25	5,000,000	4,653,898
The Goldman Sachs Group Inc
0.657% due 09/10/24	4,400,000	4,234,135
1.757% due 01/24/25	5,750,000	5,505,979
The Toronto-Dominion Bank (Canada)
1.450% due 01/10/25	7,000,000	6,523,586
4.867% (USD LIBOR + 0.640%) due 07/19/23 §	4,500,000	4,505,791
UBS AG (Switzerland)
0.450% due 02/09/24 ~	5,000,000	4,739,724
1.375% due 01/13/25 ~	9,000,000	8,358,466
UBS Group AG (Switzerland) 1.008% due 07/30/24 ~	1,500,000	1,458,859
Ventas Realty LP REIT 2.650% due 01/15/25	1,650,000	1,562,511
VICI Properties LP REIT 4.375% due 05/15/25	1,850,000	1,799,362
Wells Fargo & Co
1.654% due 06/02/24	1,750,000	1,722,018
3.908% due 04/25/26	3,250,000	3,161,569

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
Westpac Banking Corp (Australia) 1.019% due 11/18/24	$4,200,000	$3,910,824

		252,405,119

Industrial - 4.5%

Amcor Flexibles North America Inc 4.000% due 05/17/25	3,200,000	3,117,905
Berry Global Inc 0.950% due 02/15/24	2,850,000	2,701,335
Canadian Pacific Railway Co (Canada) 1.350% due 12/02/24	1,200,000	1,119,383
Carlisle Cos Inc 0.550% due 09/01/23	2,400,000	2,322,880
Graphic Packaging International LLC 0.821% due 04/15/24 ~	1,950,000	1,825,961
Lockheed Martin Corp 4.950% due 10/15/25	3,000,000	3,024,835
Parker-Hannifin Corp 3.650% due 06/15/24	1,250,000	1,223,771
Penske Truck Leasing Co LP
1.200% due 11/15/25 ~	2,000,000	1,761,786
2.700% due 11/01/24 ~	1,000,000	943,310
Ryder System Inc 2.500% due 09/01/24	3,000,000	2,855,490
Siemens Financieringsmaatschappij NV (Germany) 0.650% due 03/11/24 ~	4,000,000	3,806,393
TD SYNNEX Corp 1.250% due 08/09/24	3,800,000	3,531,480
Teledyne Technologies Inc 0.950% due 04/01/24	7,000,000	6,616,184
The Boeing Co 4.508% due 05/01/23	1,500,000	1,497,425

		36,348,138

Technology - 2.9%

CGI Inc (Canada) 1.450% due 09/14/26	2,000,000	1,771,339
DXC Technology Co 1.800% due 09/15/26	1,000,000	872,125
Fidelity National Information Services Inc 0.600% due 03/01/24	4,000,000	3,786,661
Hewlett Packard Enterprise Co 1.450% due 04/01/24	1,000,000	954,811
Infor Inc 1.450% due 07/15/23 ~	2,700,000	2,637,390
Microchip Technology Inc 0.972% due 02/15/24	4,950,000	4,702,778
Oracle Corp
1.650% due 03/25/26	1,800,000	1,613,465
2.500% due 04/01/25	5,450,000	5,143,265
VMware Inc 4.500% due 05/15/25	2,350,000	2,306,563

		23,788,397

	Principal Amount	Value
Utilities - 6.6%

American Electric Power Co Inc 1.000% due 11/01/25	$500,000	$447,087
Black Hills Corp 1.037% due 08/23/24	2,500,000	2,333,030
CenterPoint Energy Resources Corp 5.279% (USD LIBOR + 0.500%) due 03/02/23 §	490,000	489,769
Consumers Energy Co 0.350% due 06/01/23	4,000,000	3,926,669
Dominion Energy Inc 3.071% due 08/15/24	1,000,000	964,199
DTE Energy Co
1.050% due 06/01/25	1,000,000	906,642
4.220% due 11/01/24	1,400,000	1,377,135
Duke Energy Corp 5.000% due 12/08/25	800,000	799,164
Emera US Finance LP (Canada) 0.833% due 06/15/24	2,550,000	2,381,166
Evergy Inc 2.450% due 09/15/24	4,176,000	3,967,242
Eversource Energy 4.200% due 06/27/24	1,650,000	1,631,839
NextEra Energy Capital Holdings Inc
4.255% due 09/01/24	1,000,000	987,079
4.450% due 06/20/25	1,250,000	1,235,717
Oncor Electric Delivery Co LLC 2.750% due 06/01/24	1,800,000	1,742,450
Pacific Gas and Electric Co 3.250% due 02/16/24	3,000,000	2,929,474
Public Service Enterprise Group Inc
0.800% due 08/15/25	2,800,000	2,512,185
0.841% due 11/08/23	5,200,000	5,008,329
Sempra Energy 3.300% due 04/01/25	2,100,000	2,015,588
Southern California Edison Co
0.700% due 08/01/23	4,550,000	4,433,392
1.100% due 04/01/24	1,300,000	1,235,314
Tampa Electric Co 3.875% due 07/12/24	1,200,000	1,177,123
The AES Corp 3.300% due 07/15/25 ~	3,000,000	2,833,862
Virginia Electric and Power Co 3.750% due 05/15/27	1,350,000	1,290,472
Vistra Operations Co LLC 4.875% due 05/13/24 ~	3,600,000	3,531,960
WEC Energy Group Inc
0.800% due 03/15/24	2,500,000	2,369,623
5.000% due 09/27/25	550,000	550,450
Xcel Energy Inc 0.500% due 10/15/23	650,000	626,624

		53,703,584

Total Corporate Bonds & Notes (Cost $484,943,459)		462,488,913

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 0.7%

Communications - 0.2%

Charter Communications Operating LLC Term B-2 6.140% (USD LIBOR + 1.750%) due 02/01/27 §	$1,979,540	$1,936,391

Consumer, Cyclical - 0.3%

Hilton Worldwide Finance LLC Term B-2
6.173% (USD LIBOR + 1.750%) due 06/21/26 §	2,000,000	1,995,876

Consumer, Non-Cyclical - 0.2%

United Rentals North America Inc Term B 6.134% (USD LIBOR + 1.750%) due 10/31/25 §	1,979,328	1,982,628

Total Senior Loan Notes (Cost $5,918,485)		5,914,895

ASSET-BACKED SECURITIES - 9.0%

Ally Auto Receivables Trust 4.620% due 10/15/25	6,500,000	6,477,713
Capital One Prime Auto Receivables Trust 3.740% due 09/15/25	4,850,000	4,804,732
Chase Auto Owner Trust 3.860% due 10/27/25 ~	1,500,000	1,488,432
Ford Credit Auto Owner Trust 3.440% due 02/15/25	1,676,032	1,663,471
GM Financial Consumer Automobile Receivables Trust 3.500% due 09/16/25	2,175,000	2,154,011
Honda Auto Receivables Owner Trust 3.810% due 03/18/25	1,700,000	1,683,799
John Deere Owner Trust 3.730% due 06/16/25	1,700,000	1,684,543
Magnetite Ltd (Cayman)
4.994% (USD LIBOR + 0.800%) due 01/18/28 ~ §	8,604,877	8,560,549
5.059% (USD LIBOR + 0.980%) due 04/15/31 ~ §	1,648,457	1,621,082
OCP CLO Ltd (Cayman) 5.039% (USD LIBOR + 0.960%) due 07/15/30 ~ §	4,000,000	3,951,350
Palmer Square Loan Funding Ltd (Cayman)
4.879% (USD LIBOR + 0.800%) due 10/15/29 ~ §	421,565	416,223
4.914% (SOFR + 1.050%) due 04/15/30 ~ §	8,732,813	8,604,551
4.944% (SOFR + 1.560%) due 01/15/31 ~ §	3,000,000	2,968,008
5.043% (USD LIBOR + 0.800%) due 07/20/29 ~ §	6,641,402	6,564,916
5.475% (USD LIBOR + 0.800%) due 02/20/28 ~ §	1,916,442	1,903,703
5.757% (USD LIBOR + 1.000%) due 11/25/28 ~ §	624,055	619,880

	Principal Amount	Value
Santander Drive Auto Receivables Trust
2.760% due 03/17/25	$223,315	$222,395
3.980% due 01/15/25	3,000,000	2,985,174
4.050% due 07/15/25	3,296,598	3,283,958
4.370% due 05/15/25	3,100,000	3,086,205
SMB Private Education Loan Trust
2.430% due 02/17/32 ~	386,034	369,060
2.700% due 05/15/31 ~	580,010	555,619
Stratus CLO Ltd (Cayman) 5.043% (USD LIBOR + 0.800%) due 12/29/29 ~ §	895,966	885,038
Stratus Static CLO Ltd (Jersey) 6.561% (SOFR + 2.150%) due 10/20/31 ~ §	4,000,000	4,000,108
Toyota Auto Receivables Owner Trust 3.830% due 08/15/25	2,100,000	2,080,543

Total Asset-Backed Securities (Cost $73,143,946)		72,635,063

U.S. TREASURY OBLIGATIONS - 35.4%

U.S. Treasury Notes - 35.4%

0.125% due 02/28/23	10,000,000	9,933,369
0.250% due 09/30/23	3,000,000	2,900,378
0.375% due 08/15/24	54,500,000	50,923,438
0.500% due 03/15/23‡	5,000,000	4,961,958
1.375% due 08/31/23	30,000,000	29,329,701
1.500% due 01/15/23‡	20,000,000	19,985,330
1.750% due 06/30/24‡	9,700,000	9,296,844
1.750% due 07/31/24	9,500,000	9,088,457
2.500% due 08/15/23	2,000,000	1,972,403
2.625% due 02/28/23	2,100,000	2,093,949
2.750% due 02/15/24‡	20,500,000	20,061,172
2.875% due 06/15/25‡	15,000,000	14,499,609
4.250% due 09/30/24	112,000,000	111,444,375

Total U.S. Treasury Obligations (Cost $288,296,234)		286,490,983

	Shares

SHORT-TERM INVESTMENTS - 2.2%

Money Market Fund - 0.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 4.030%	2,215,679	2,215,679

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

	Principal Amount	Value
U.S. Treasury Bills - 1.9%

4.131% due 03/16/23‡	$6,000,000	$5,950,302
4.624% due 07/13/23‡	10,000,000	9,762,603

		15,712,905

Total Short-Term Investments (Cost $18,016,297)		17,928,584

TOTAL INVESTMENTS - 104.5% (Cost $870,318,421)		845,458,438

DERIVATIVES - (5.1%)		(40,865,936)

OTHER ASSETS & LIABILITIES, NET - 0.6%		4,356,588

NET ASSETS - 100.0%		$808,949,090

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of December 31, 2022 were as follows:

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	03/23	89	$8,661,648	$8,674,830	($13,182)

(b)	Swap agreements outstanding as of December 31, 2022 were as follows:

Total Return Swaps - Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.380%	Z	BOA	03/28/23	$76,833,921	($17,189,659)	$—	($17,189,659)
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.400%	Z	CIT	03/28/23	46,475,970	(4,147,140)	—	(4,147,140)
MSCI EAFE Index	1-Day U.S. Fed Funds - 0.070%	Z	JPM	03/28/23	48,829,835	(4,593,411)	—	(4,593,411)
MSCI EAFE Index	1-Day U.S. Fed Funds + 0.060%	Z	SGN	03/28/23	8,354,435	(1,366,933)	—	(1,366,933)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.470%	Z	SGN	03/28/23	42,416,146	(8,245,130)	—	(8,245,130)
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.490%	Z	SGN	03/28/23	49,515,270	(2,265,291)	—	(2,265,291)
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.470%	Z	SGN	03/28/23	5,139,668	(1,210,777)	—	(1,210,777)
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.320%	Z	BOA	06/23/23	35,777,733	1,672,243	—	1,672,243
MSCI EAFE Index	1-Day U.S. Fed Funds - 0.040%	Z	BRC	06/23/23	8,800,107	425,292	—	425,292
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.300%	Z	BRC	06/23/23	61,123,408	(450,645)	—	(450,645)
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.160%	Z	SGN	06/23/23	29,309,215	2,053,255	—	2,053,255
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.190%	Z	SGN	06/23/23	15,179,515	322,156	—	322,156
MSCI EAFE Index	1-Day U.S. Fed Funds - 0.050%	Z	BOA	09/21/23	19,343,139	1,020,879	—	1,020,879
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.320%	Z	BOA	09/21/23	65,967,984	(5,303,942)	—	(5,303,942)
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.330%	Z	BOA	09/21/23	88,664,860	1,065,981	—	1,065,981
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.225%	Z	SGN	09/21/23	80,834,095	(1,641,869)	—	(1,641,869)
MSCI EAFE Index	1-Day U.S. Fed Funds + 0.040%	Z	BRC	01/25/24	38,791,385	311,562	—	311,562
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.390%	Z	CIT	01/25/24	32,143,016	(1,765,957)	—	(1,765,957)
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.400%	Z	CIT	01/25/24	103,189,004	(1,585,215)	—	(1,585,215)
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.150%	Z	GSC	01/25/24	39,564,994	(1,702,714)	—	(1,702,714)

						($44,597,315)	$—	($44,597,315)

Total Return Swaps - Short

Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.250%	Z	CIT	03/28/23	$3,633,841	$636,307	$—	$636,307
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.280%	Z	CIT	03/28/23	8,453,749	968,546	—	968,546
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.390%	Z	SGN	03/28/23	18,401,777	1,515,210	—	1,515,210
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.200%	Z	GSC	09/21/23	4,412,280	174,610	—	174,610
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.240%	Z	JPM	01/25/24	17,054,519	449,888	—	449,888

						$3,744,561	$—	$3,744,561

Total Swap Agreements						($40,852,754)	$—	($40,852,754)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$462,488,913	$—	$462,488,913	$—
	Senior Loan Notes	5,914,895	—	5,914,895	—
	Asset-Backed Securities	72,635,063	—	72,635,063	—
	U.S. Treasury Obligations	286,490,983	—	286,490,983	—
	Short-Term Investments	17,928,584	2,215,679	15,712,905	—
	Derivatives:
	Equity Contracts
	Swaps	10,615,929	—	10,615,929	—

	Total Assets - Derivatives	10,615,929	—	10,615,929	—

	Total Assets	856,074,367	2,215,679	853,858,688	—

Liabilities	Derivatives:
	Equity Contracts
	Futures	(13,182)	(13,182)	—	—
	Swaps	(51,468,683)	—	(51,468,683)	—

	Total Equity Contracts	(51,481,865)	(13,182)	(51,468,683)	—

	Total Liabilities - Derivatives	(51,481,865)	(13,182)	(51,468,683)	—

	Total Liabilities	(51,481,865)	(13,182)	(51,468,683)	—

	Total	$804,592,502	$2,202,497	$802,390,005	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Consumer, Cyclical - 1.1%

Marriott Vacations Worldwide Corp	3,262	$439,032

Financial - 98.4%

Agree Realty Corp REIT	7,625	540,841
Alexandria Real Estate Equities Inc REIT	10,449	1,522,106
American Homes 4 Rent ‘A’ REIT	42,715	1,287,430
American Tower Corp REIT	7,643	1,619,246
Apartment Income REIT Corp	20,201	693,096
Apple Hospitality REIT Inc	21,908	345,708
AvalonBay Communities Inc REIT	11,593	1,872,501
Broadstone Net Lease Inc REIT	33,056	535,838
Cousins Properties Inc REIT	20,989	530,812
CubeSmart REIT	27,722	1,115,810
DiamondRock Hospitality Co REIT	28,714	235,168
Digital Realty Trust Inc REIT	13,666	1,370,290
Equinix Inc REIT	2,462	1,612,684
Equity LifeStyle Properties Inc REIT	18,796	1,214,222
Equity Residential REIT	5,602	330,518
Essex Property Trust Inc REIT	7,053	1,494,672
Extra Space Storage Inc REIT	10,340	1,521,841
First Industrial Realty Trust Inc REIT	20,489	988,799
Gaming and Leisure Properties Inc REIT	12,307	641,072
Healthcare Realty Trust Inc REIT	21,513	414,555
InvenTrust Properties Corp REIT	7,973	188,721
Invitation Homes Inc REIT	46,403	1,375,385
Kilroy Realty Corp REIT	16,558	640,298
Medical Properties Trust Inc REIT	41,675	464,259
NETSTREIT Corp REIT	13,841	253,706
Prologis Inc REIT	24,483	2,759,969
Public Storage REIT	3,051	854,860
Regency Centers Corp REIT	20,393	1,274,562
Rexford Industrial Realty Inc REIT	25,487	1,392,610
Sabra Health Care REIT Inc	38,034	472,763
Simon Property Group Inc REIT	4,402	517,147
Sun Communities Inc REIT	11,524	1,647,932
Terreno Realty Corp REIT	13,607	773,830
Ventas Inc REIT	41,397	1,864,935
VICI Properties Inc REIT	60,726	1,967,522
Welltower Inc REIT	24,917	1,633,309

		37,969,017

Total Common Stocks (Cost $37,534,648)		38,408,049

TOTAL INVESTMENTS - 99.5% (Cost $37,534,648)		38,408,049

OTHER ASSETS & LIABILITIES, NET - 0.5%		198,951

NET ASSETS - 100.0%		$38,607,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments (Continued)

December 31, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:

		Total Value at December 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$38,408,049	$38,408,049	$—	$—

	Total	$38,408,049	$38,408,049	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 135 and 136

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

December 31, 2022 (Unaudited)

Explanation of Symbols:

#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
~	Securities are not registered under the Securities Act of 1933 (1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
±	Investments categorized as a significant unobservable input (Level 3).
§	Variable rate investments. The rate shown is based on the latest available information as of December 31, 2022. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
‡	Investments were fully or partially segregated with the broker(s)/ custodian as collateral for futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of December 31, 2022.
∞	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
j	All or a portion of this senior loan position is unfunded as of December 31, 2022. The interest rate for fully unfunded terms loans is to be determined.
Y	Issuer filed bankruptcy and/or is in default as of December 31, 2022. If the maturity date has expired, no date will be shown.
Ω	The values of these investments were determined by a valuation committee established under the Valuation Policy. The Board of Trustees (“Board”) has designated Pacific Life Fund Advisors LLC (“PLFA”) as its “valuation designee” for fair valuation determinations, and PLFA’s Valuation Oversight Committee values the Funds’ investments in accordance with the Valuation Policy. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
◇	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.

Counterparty & Exchange Abbreviations:
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIT	Citigroup
CME	Chicago Mercantile Exchange
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SGN	Societe Generale

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian leu
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

Payment Frequency Abbreviations:

A	Annual
L	Lunar
Q	Quarterly
S	Semiannual
Z	At Maturity

Reference Rate Abbreviations:

AUD Bank Bill	Australian Dollar Bank Bill Rate
COFI	Cost of Funds Index
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
US FED	United States Federal Reserve Bank Rate
US PRIME	United States Prime Rate
UST	United States Treasury Rate

Other Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
PIK	Payment In Kind
REIT	Real Estate Investment Trust

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

December 31, 2022 (Unaudited)

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The sectors and countries (based on country of risk) listed in the Schedules of Investments are obtained from a third party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2022 (Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, management investment company, and is organized as a Delaware statutory trust.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).

2. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2022 (Unaudited)

curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2022 (Unaudited)

The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended December 31, 2022 are summarized in the following table:

Fund	Unfunded Loan Commitments	Value	Net Unrealized Appreciation (Depreciation)
Pacific Funds Floating Rate Income	$6,092,229	$5,938,852	($153,377)

3. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended December 31, 2022 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2022	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of December 31, 2022
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$6,299,606	$401,982	$140,886	$1,058,490	($169,264)	($416,033)	$5,198,687	550,708
Pacific Funds Floating Rate Income	10,260,383	2,938,533	500,416	3,698,920	(121,643)	(438,060)	9,440,709	1,031,771
Pacific Funds High Income	24,931,159	68,516	681,056	14,354,572	(1,378,594)	(1,078,169)	8,869,396	1,014,805
PF Inflation Managed	12,218,803	46,735	644,781	2,026,220	104,927	(1,781,232)	9,207,794	1,096,166
PF Managed Bond	77,794,250	9,891,887	2,574,824	13,324,265	(2,160,379)	(7,679,652)	67,096,665	7,633,295
PF Short Duration Bond	25,854,179	10,698,661	514,927	5,342,450	(220,191)	(887,226)	30,617,900	3,274,642
PF Emerging Markets Debt	10,359,165	26,184	492,032	5,073,768	(888,589)	(660,433)	4,254,591	667,911
PF Growth	456,194	758,077	—	127,574	490,525	(629,474)	947,748	84,924
PF Large-Cap Value	5,452,948	2,100,430	74,818	1,032,381	388,957	(673,264)	6,311,508	575,343
PF Small-Cap Value	4,421,095	10,344	6,820	3,366,064	545,292	(1,052,072)	565,415	93,612
PF Emerging Markets	3,389,425	9,473	87,184	1,437,344	(129,585)	(273,681)	1,645,472	199,693
PF International Growth	1,006,640	878	—	914,509	(102,197)	9,188	—	—
PF International Small-Cap	3,390,322	6,200	29,774	2,305,465	(282,328)	(83,909)	754,594	106,883
PF International Value	2,270,960	6,810	32,656	1,244,818	(135,629)	(50,775)	879,204	109,626
PF Multi-Asset	34,241,440	120,488	27,380	4,448,306	(534,893)	(4,681,041)	24,725,068	3,182,119
PF Real Estate	3,454,301	1,026,219	16,616	1,514,261	(290,413)	(544,007)	2,148,455	168,374
	$225,800,870	$28,111,417	$5,824,170	$61,269,407	($4,884,004)	($20,919,840)	$172,663,206

Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$7,778,592	$548,394	$179,532	$1,195,081	($198,122)	($534,501)	$6,578,814	696,908
Pacific Funds Floating Rate Income	9,095,148	4,127,025	501,390	4,092,967	(152,179)	(371,918)	9,106,499	995,246
Pacific Funds High Income	22,604,630	84,388	737,706	10,200,136	(1,323,750)	(974,211)	10,928,627	1,250,415
PF Inflation Managed	8,862,145	39,101	480,325	1,330,028	(102,635)	(1,137,396)	6,811,512	810,894
PF Managed Bond	95,098,759	8,694,850	3,088,135	14,760,658	(2,799,297)	(9,408,513)	79,913,276	9,091,385
PF Short Duration Bond	13,452,807	17,442,818	455,912	3,704,525	(107,224)	(612,589)	26,927,199	2,879,914
PF Emerging Markets Debt	7,653,649	32,585	701,453	1,108,361	(209,166)	(1,044,887)	6,025,273	945,883
PF Growth	6,521,886	1,305,129	—	3,320,057	1,159,126	(2,532,845)	3,133,239	280,756
PF Large-Cap Value	16,165,233	69,731	155,064	2,371,879	802,502	(1,825,223)	12,995,428	1,184,633
PF Small-Cap Growth	2,961,637	3,892	—	2,404,022	(874,197)	312,690	—	—
PF Small-Cap Value	5,878,503	16,477	24,264	3,228,509	1,366,137	(2,062,058)	1,994,814	330,267
PF Emerging Markets	7,512,489	22,317	179,463	3,453,489	(197,284)	(700,157)	3,363,339	408,172
PF International Growth	2,379,798	5,291	12,951	1,533,832	(793,295)	558,261	629,174	107,185
PF International Small-Cap	6,011,349	10,664	40,971	4,384,632	(1,034,930)	386,939	1,030,361	145,943
PF International Value	8,456,372	27,584	119,431	4,708,900	(515,068)	(184,842)	3,194,577	398,326
PF Multi-Asset	76,050,439	314,271	63,782	7,321,249	(655,758)	(11,068,718)	57,382,767	7,385,169
PF Real Estate	4,593,986	1379770	22,671	1,956,783	(398,862)	(733,455)	2,907,327	227,847
	$301,077,422	$34,124,287	$6,763,050	$71,075,108	($6,034,002)	($31,933,423)	$232,922,226

Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$15,115,777	$1,253,932	$352,828	$2,163,373	($348,878)	($1,080,168)	$13,130,118	1,390,902
Pacific Funds Floating Rate Income	19,768,265	17,448,077	1,382,603	12,138,147	(666,646)	(592,454)	25,201,698	2,754,284
Pacific Funds High Income	49,121,354	10,150	1,646,922	21,516,206	(3,234,919)	(1,921,285)	24,106,016	2,758,125
PF Inflation Managed	19,258,639	4,264	1,050,789	2,675,578	(219,505)	(2,481,562)	14,937,047	1,778,220
PF Managed Bond	184,148,179	23,160,954	6,277,325	26,849,034	(4,976,181)	(18,930,478)	162,830,765	18,524,547
PF Short Duration Bond	29,234,332	65,243,554	1,417,463	9,974,595	(343,278)	(1,666,983)	83,910,493	8,974,384
PF Emerging Markets Debt	14,968,265	3,199	1,380,664	2,006,702	(277,717)	(2,181,403)	11,886,306	1,865,982
PF Growth	64,762,868	4,596,991	—	23,976,197	14,100,666	(27,490,935)	31,993,393	2,866,791
PF Large-Cap Value	67,955,865	11,687,237	790,866	10,068,760	3,669,076	(7,603,528)	66,430,756	6,055,675
PF Small-Cap Growth	14,480,701	2,037	—	9,524,257	(4,781,990)	2,547,321	2,723,812	203,573
PF Small-Cap Value	33,533,761	5,138	116,988	19,862,433	3,860,896	(8,010,469)	9,643,881	1,596,669
PF Emerging Markets	24,487,133	4,026	596,683	10,956,510	(101,230)	(2,820,091)	11,210,011	1,360,438
PF International Growth	8,726,755	1,251,895	84,597	5,112,200	(3,305,234)	2,475,972	4,121,785	702,178
PF International Small-Cap	19,594,384	2,308	136,513	13,911,363	(1,489,125)	(890,272)	3,442,445	487,598
PF International Value	23,625,704	1,255,744	641,702	6,953,244	(640,006)	(725,289)	17,204,611	2,145,213
PF Multi-Asset	375,111,682	76,230	297,037	50,444,797	(7,019,722)	(50,492,378)	267,528,052	34,430,895
PF Real Estate	19,965,253	4,360,250	99,820	6,865,249	(1,281,494)	(3,440,822)	12,837,758	1,006,094
	$983,858,917	$130,365,986	$16,272,800	$234,998,645	($7,055,287)	($125,304,824)	$763,138,947

Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$5,688,418	$1,065,807	$142,595	$699,273	($126,068)	($430,994)	$5,640,485	597,509
Pacific Funds Floating Rate Income	12,346,693	14,506,056	991,597	9,120,425	(378,346)	(469,042)	17,876,533	1,953,719
Pacific Funds High Income	32,745,799	36,054	1,018,807	16,251,163	(2,265,762)	(1,168,026)	14,115,709	1,615,070
PF Inflation Managed	4,011,991	5,718	225,746	452,649	(38,777)	(536,253)	3,215,776	382,830
PF Managed Bond	67,209,713	22,892,141	2,884,125	8,696,015	(1,686,651)	(7,632,424)	74,970,889	8,529,111
PF Short Duration Bond	4,060,094	51,553,991	855,917	4,683,987	(127,583)	(887,325)	50,771,107	5,430,065
PF Emerging Markets Debt	8,315,190	11,437	790,288	905,415	8,954	(1,403,211)	6,817,243	1,070,211
PF Growth	56,026,177	59,837	—	28,889,030	15,910,466	(26,621,610)	16,485,840	1,477,226
PF Large-Cap Value	55,395,982	9,784,929	659,315	7,018,281	3,474,743	(6,806,646)	55,490,042	5,058,345
PF Small-Cap Growth	20,111,409	23,357	—	8,645,662	(5,295,742)	2,193,499	8,386,861	626,821
PF Small-Cap Value	31,936,057	34,500	140,764	16,437,763	5,552,320	(9,592,655)	11,633,223	1,926,030
PF Emerging Markets	36,728,940	40,219	856,161	17,076,189	(3,729,558)	(700,820)	16,118,753	1,956,159
PF International Growth	13,736,057	15,768	136,280	5,770,527	(2,062,298)	598,451	6,653,731	1,133,515
PF International Small-Cap	20,409,833	19,573	252,190	11,774,319	(2,618,811)	86,173	6,374,639	902,923
PF International Value	30,350,907	39,423	814,739	7,465,287	(734,263)	(1,120,665)	21,884,854	2,728,785
PF Multi-Asset	397,857,293	14,291,978	360,273	25,681,949	(140,145)	(61,926,534)	324,760,916	41,796,772
PF Real Estate	24,955,600	32,084	107,699	5,839,897	(1,048,602)	(4,321,580)	13,885,304	1,088,190
	$821,886,153	$114,412,872	$10,236,496	$175,407,831	$4,693,877	($120,739,662)	$655,081,905

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2022 (Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2022	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of December 31, 2022
							Ending Value	Shares Balance

Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Floating Rate Income	$1,588,599	$4,198,245	$212,598	$1,731,407	($65,749)	($77,793)	$4,124,493	450,764
Pacific Funds High Income	4,739,958	32,795	144,659	2,953,692	(389,979)	(105,482)	1,468,259	167,993
PF Managed Bond	—	7,957,548	295,293	361,705	(7,451)	(240,803)	7,642,882	869,497
PF Short Duration Bond	—	11,958,195	185,255	957,748	(7,479)	(239,371)	10,938,852	1,169,931
PF Emerging Markets Debt	1,604,775	15,341	158,251	144,994	(25,315)	(248,455)	1,359,603	213,439
PF Growth	30,847,662	254,714	—	7,831,850	6,359,770	(12,769,305)	16,860,991	1,510,842
PF Large-Cap Value	19,164,757	8,189,017	291,984	2,192,819	1,439,992	(2,418,085)	24,474,846	2,231,071
PF Small-Cap Growth	12,420,775	112,793	—	2,351,084	(1,441,550)	(524,592)	8,216,342	614,076
PF Small-Cap Value	21,573,238	176,532	148,346	7,066,001	4,235,826	(6,862,940)	12,205,001	2,020,695
PF Emerging Markets	15,752,215	121,373	486,504	5,270,474	(1,562,672)	(405,832)	9,121,114	1,106,931
PF International Growth	10,292,256	227,530	151,303	2,226,942	(1,324,760)	236,617	7,356,004	1,253,152
PF International Small-Cap	9,453,656	72,167	205,162	3,252,231	(1,247,455)	(67,441)	5,163,858	731,425
PF International Value	12,031,617	99,061	272,474	4,268,510	(466,361)	(377,470)	7,290,811	909,079
PF Multi-Asset	171,234,306	1,594,336	149,016	12,178,875	(467,180)	(26,178,436)	134,153,167	17,265,530
PF Real Estate	6,421,493	2,850,896	53,197	821,221	1,438	(1,680,376)	6,825,427	534,908
	$317,125,307	$37,860,543	$2,754,042	$53,609,553	$5,031,075	($51,959,764)	$257,201,650

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income, if any.
(3)	Net realized gain (loss) includes capital gains distributions, if any.

As of December 31, 2022, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Ultra Short Income	49.37%
Pacific Funds Small-Cap Value	43.23%
Pacific Funds ESG Core Bond	84.96%